Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	US BANCORP \DE\
Entity Central Index Key	0000036104
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 42.8
Entity Common Stock Shares Outstanding (actual number of shares)		1,921,945,830

Consolidated Balance Sheet (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash and due from banks	$ 14,487		$ 6,206
Investment securities
Held-to-maturity (fair value $1,419 and $48, respectively)	1,469		47
Available-for-sale	51,509	[1]	44,721	[1]
Loans held for sale (included $8,100 and $4,327 of mortgage loans carried at fair value, respectively)	8,371		4,772
Loans
Commercial	48,398		48,792
Commercial real estate	34,695		34,093
Residential mortgages	30,732		26,056
Retail	65,194		63,955
Total loans, excluding covered loans	179,019		172,896
Covered Loans	18,042		21,859
Total loans	197,061		194,755
Less allowance for loan losses	(5,310)		(5,079)
Net loans	191,751		189,676
Premises and equipment	2,487		2,263
Goodwill	8,954	[2]	9,011	[2]
Other intangible assets	3,213		3,406
Other assets	25,545		21,074
Total assets	307,786		281,176
Deposits
Noninterest-bearing	45,314		38,186
Interest-bearing	129,381		115,135
Time deposits greater than $100,000	29,557		29,921
Total deposits	204,252		183,242
Short-term borrowings	32,557		31,312
Long-term debt	31,537		32,580
Other liabilities	9,118		7,381
Total liabilities	277,464		254,515
Shareholders' equity
Preferred stock	1,930	[3]	1,500	[3]
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2010 and 2009 - 2,125,725,742 shares	21		21
Capital surplus	8,294		8,319
Retained earnings	27,005		24,116
Less cost of common stock in treasury: 2010 - 204,822,330 shares; 2009 - 212,786,937 shares	(6,262)		(6,509)
Accumulated other comprehensive income (loss)	(1,469)		(1,484)
Total U.S. Bancorp shareholders' equity	29,519		25,963
Noncontrolling interests	803		698
Total equity	30,322		26,661
Total liabilities and equity	$ 307,786		$ 281,176

[1]	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders equity.
[2]	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.
[3]	The par value of all shares issued and outstanding at December 31, 2010 and 2009, was $1.00 a share.

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Investment securities
Held-to-maturity, fair value	$ 1,419	$ 48
Mortgage loans, carried at fair value	$ 8,100	$ 4,327
Shareholders' equity
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	204,822,330	212,786,937

Consolidated Statement of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest Income
Loans	$ 10,145	$ 9,564	$ 10,051
Loans held for sale	246	277	227
Investment securities	1,601	1,606	1,984
Other interest income	166	91	156
Total interest income	12,158	11,538	12,418
Interest Expense
Deposits	928	1,202	1,881
Short-term borrowings	548	539	1,066
Long-term debt	1,103	1,279	1,739
Total interest expense	2,579	3,020	4,686
Net interest income	9,579	8,518	7,732
Provision for credit losses	4,356	5,557	3,096
Net interest income after provision for credit losses	5,223	2,961	4,636
Noninterest Income
Credit and debit card revenue	1,091	1,055	1,039
Corporate payment products revenue	710	669	671
Merchant processing services	1,253	1,148	1,151
ATM processing services	423	410	366
Trust and investment management fees	1,080	1,168	1,314
Deposit service charges	710	970	1,081
Treasury management fees	555	552	517
Commercial products revenue	771	615	492
Mortgage banking revenue	1,003	1,035	270
Investment products fees and commissions	111	109	147
Securities gains (losses), net
Realized gains (losses), net	13	147	42
Total other-than-temporary impairment	(157)	(1,000)	(1,020)
Portion of other-than-temporary impairment recognized in other comprehensive income	66	402
Total securities gains (losses), net	(78)	(451)	(978)
Other	731	672	741
Total noninterest income	8,360	7,952	6,811
Noninterest Expense
Compensation	3,779	3,135	3,039
Employee benefits	694	574	515
Net occupancy and equipment	919	836	781
Professional services	306	255	240
Marketing and business development	360	378	310
Technology and communications	744	673	598
Postage, printing and supplies	301	288	294
Other intangibles	367	387	355
Other	1,913	1,755	1,216
Total noninterest expense	9,383	8,281	7,348
Income before income taxes	4,200	2,632	4,099
Applicable income taxes	935	395	1,087
Net income	3,265	2,237	3,012
Net (income) loss attributable to noncontrolling interests	52	(32)	(66)
Net income attributable to U.S. Bancorp	3,317	2,205	2,946
Net income applicable to U.S. Bancorp common shareholders	$ 3,332	$ 1,803	$ 2,819
Earnings per common share	$ 1.74	$ 0.97	$ 1.62
Diluted earnings per common share	$ 1.73	$ 0.97	$ 1.61
Dividends declared per common share	$ 0.2	$ 0.2	$ 1.7
Average common shares outstanding	1,912	1,851	1,742
Average diluted common shares outstanding	1,921	1,859	1,756

Consolidated Statement of Shareholders Equity (USD $) In Millions	Total U.S. Bancorp [Member]	Common Stock	Preferred Stock	Capital Surplus	Retained Earnings	Treasury Stock	Other Comprehensive Income (Loss)	Noncontrolling Interests	Total
Beginning Balance at Dec. 31, 2007	$ 21,046	$ 20	$ 1,000	$ 5,749	$ 22,693	$ (7,480)	$ (936)	$ 780	$ 21,826
Shares, Beginning Balance at Dec. 31, 2007		1,728
Change in accounting principle	(1)				(4)		3		(1)
Net income (loss)	2,946				2,946			66	3,012
Changes in unrealized gains and losses on securities available-for-sale	(2,729)						(2,729)		(2,729)
Unrealized gain (loss) on derivative hedges	(722)						(722)		(722)
Realized loss on derivative hedges	(15)						(15)		(15)
Foreign currency translation	(117)						(117)		(117)
Reclassification for realized losses	1,020						1,020		1,020
Change in retirement obligation	(1,362)						(1,362)		(1,362)
Income taxes	1,495						1,495		1,495
Total comprehensive income (loss)	516							66	582
Preferred stock dividends and discount accretion	(119)		4		(123)				(119)
Common stock dividends	(2,971)				(2,971)				(2,971)
Issuance of preferred stock	7,090		6,927	163					7,090
Issuance of common and treasury stock	834			(83)		917			834
Issuance of common and treasury stock, shares		29
Purchase of treasury stock	(91)					(91)			(91)
Purchase of treasury stock, shares		(2)							2
Net other changes in noncontrolling interests								(113)	(113)
Stock option and restricted stock grants	1			1					1
Shares reserved to meet deferred compensation obligations	(5)					(5)			(5)
Ending Balance at Dec. 31, 2008	26,300	20	7,931	5,830	22,541	(6,659)	(3,363)	733	27,033
Shares, Ending Balance at Dec. 31, 2008		1,755
Change in accounting principle					141		(141)
Net income (loss)	2,205				2,205			32	2,237
Changes in unrealized gains and losses on securities available-for-sale	2,359						2,359		2,359
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(402)						(402)		(402)
Unrealized gain (loss) on derivative hedges	516						516		516
Foreign currency translation	40						40		40
Reclassification for realized losses	456						456		456
Change in retirement obligation	290						290		290
Income taxes	(1,239)						(1,239)		(1,239)
Total comprehensive income (loss)	4,225							32	4,257
Redemption of preferred stock	(6,599)		(6,599)						6,599
Repurchase of common stock warrant	(139)			(139)					(139)
Preferred stock dividends and discount accretion	(228)		168		(396)				(228)
Common stock dividends	(375)				(375)				(375)
Issuance of common and treasury stock	2,708	1		2,553		154			2,708
Issuance of common and treasury stock, shares		158
Purchase of treasury stock	(4)					(4)			(4)
Distributions to noncontrolling interests								(62)	(62)
Net other changes in noncontrolling interests								(5)	(5)
Stock option and restricted stock grants	75			75					75
Ending Balance at Dec. 31, 2009	25,963	21	1,500	8,319	24,116	(6,509)	(1,484)	698	26,661
Shares, Ending Balance at Dec. 31, 2009		1,913
Change in accounting principle	(73)				(72)		(1)	(16)	(89)
Net income (loss)	3,317				3,317			(52)	3,265
Changes in unrealized gains and losses on securities available-for-sale	433						433		433
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)						(66)		(66)
Unrealized gain (loss) on derivative hedges	(145)						(145)		(145)
Foreign currency translation	24						24		24
Reclassification for realized losses	(75)						(75)		(75)
Change in retirement obligation	(150)						(150)		(150)
Income taxes	(5)						(5)		(5)
Total comprehensive income (loss)	3,333							(52)	3,281
Preferred stock dividends and discount accretion	(89)				(89)				(89)
Common stock dividends	(385)				(385)				(385)
Issuance of preferred stock	558		430	10	118				558
Issuance of common and treasury stock	129			(134)		263			129
Issuance of common and treasury stock, shares		9
Purchase of treasury stock	(16)					(16)			(16)
Purchase of treasury stock, shares		(1)							1
Distributions to noncontrolling interests								(76)	(76)
Net other changes in noncontrolling interests								249	249
Stock option and restricted stock grants	99			99					99
Ending Balance at Dec. 31, 2010	$ 29,519	$ 21	$ 1,930	$ 8,294	$ 27,005	$ (6,262)	$ (1,469)	$ 803	$ 30,322
Shares, Ending Balance at Dec. 31, 2010		1,921

Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Operating Activities
Net income attributable to U.S. Bancorp	$ 3,317		$ 2,205	$ 2,946
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	4,356		5,557	3,096
Depreciation and amortization of premises and equipment	229		220	218
Amortization of intangibles	367		387	355
Provision for deferred income taxes	(370)		(545)	(1,045)
Gain on sales of securities and other assets, net	(2,023)		(1,571)	(804)
Loans originated for sale in the secondary market, net of repayments	(53,025)		(52,720)	(32,563)
Proceeds from sales of loans held for sale	50,895		51,915	32,440
Other, net	1,495		2,152	664
Net cash provided by operating activities	5,241		7,600	5,307
Investing Activities
Proceeds from sales of available-for-sale investment securities	1,212		5,784	2,134
Proceeds from maturities of held-to-maturity investment securities	167		11	22
Proceeds from maturities of available-for-sale investment securities	16,068		7,307	5,700
Purchases of held-to-maturity investment securities	(1,010)		(5)	(1)
Purchases of available-for-sale investment securities	(24,025)		(15,119)	(6,074)
Net increase in loans outstanding	(6,322)	[1]	(106)	(14,776)
Proceeds from sales of loans	1,829		2,741	123
Purchases of loans	(4,278)		(4,332)	(3,577)
Acquisitions, net of cash acquired	923		3,074	1,483
Other, net	(936)		(74)	(1,353)
Net cash used in investing activities	(16,372)		(719)	(16,319)
Financing Activities
Net increase in deposits	20,527		7,949	13,139
Net increase (decrease) in short-term borrowings	592		(4,448)	(891)
Proceeds from issuance of long-term debt	7,044		6,040	8,534
Principal payments or redemption of long-term debt	(8,394)		(11,740)	(16,546)
Fees paid on exchange of income trust securities for perpetual preferred stock	(4)
Proceeds from issuance of preferred stock				7,090
Proceeds from issuance of common stock	119		2,703	688
Redemption of preferred stock			(6,599)
Repurchase of common stock warrant			(139)
Cash dividends paid on preferred stock	(89)		(275)	(68)
Cash dividends paid on common stock	(383)		(1,025)	(2,959)
Net cash provided by (used in) financing activities	19,412		(7,534)	8,987
Change in cash and due from banks	8,281		(653)	(2,025)
Cash and due from banks at beginning of year	6,206		6,859	8,884
Cash and due from banks at end of year	14,487		6,206	6,859
Supplemental Cash Flow Disclosures
Cash paid for income taxes	424		344	1,965
Cash paid for interest	2,631		3,153	4,891
Net noncash transfers to foreclosed property	1,384		600	307
Acquisitions
Assets (sold) acquired	(14)		17,212	19,474
Liabilities sold (assumed)	(907)		(17,870)	(18,824)
Net	$ (921)		$ (658)	$ 650

[1]	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $35 million and $193 million for the year ended December 31, 2010, respectively, and $25 million and $(114) million for the year ended December 31,2009, respectively. The ineffective portion was immaterial for the years ended December 31, 2010 and 2009.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 1    SIGNIFICANT ACCOUNTING POLICIES

U.S. Bancorp is a multi-state financial services holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp and its subsidiaries (the “Company”) provide a full range of financial services, including lending and depository services through banking offices principally in the Midwest and West regions of the United States. The Company also engages in credit card, merchant, and ATM processing, mortgage banking, insurance, trust and investment management, brokerage, and leasing activities principally in domestic markets.

Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all variable interest entities (“VIEs”) for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates all significant intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current presentation.

Uses of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates.

BUSINESS SEGMENTS

Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. The Company has five reportable operating segments:

Wholesale Banking and Commercial Real Estate Wholesale Banking and Commercial Real Estate offers lending, equipment finance and small-ticket leasing, depository, treasury management, capital markets, foreign exchange, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution and public sector clients.

Consumer and Small Business Banking Consumer and Small Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line services, direct mail and ATM processing. It encompasses community banking, metropolitan banking, in-store banking, small business banking, consumer lending, mortgage banking, consumer finance, workplace banking, student banking and 24-hour banking.

Wealth Management and Securities Services Wealth Management and Securities Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and mutual fund servicing through five businesses: Wealth Management, Corporate Trust Services, U.S. Bancorp Asset Management, Institutional Trust & Custody and Fund Services.

Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate and purchasing card services, consumer lines of credit and merchant processing.

Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, covered commercial and commercial real estate credit-impaired loans and related other real estate (“OREO”), funding, capital management, asset securitization, interest rate risk management, the net effect of transfer pricing related to average balances and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.

Segment Results Accounting policies for the lines of business are the same as those used in preparation of the consolidated financial statements with respect to activities specifically attributable to each business line. However, the preparation of business line results requires management to allocate funding costs and benefits, expenses and other financial elements to each line of business. For details of these methodologies and segment results, see “Basis for Financial Presentation” and Table 22 “Line of Business Financial Performance” included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

SECURITIES

Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.

Trading Securities Debt and equity securities held for resale are classified as trading securities and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.

Available-for-sale Securities These securities are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons. Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss) in shareholders’ equity. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Held-to-maturity Securities Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were acquired or sold, plus accrued interest. The fair value of collateral received is continually monitored and additional collateral is obtained or requested to be returned to the Company as deemed appropriate.

EQUITY INVESTMENTS IN OPERATING ENTITIES

Equity investments in public entities in which the Company’s ownership is less than 20 percent are accounted for as available-for-sale securities and are carried at fair value. Similar investments in private entities are accounted for using the cost method. Investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership) but does not control the entity are accounted for using the equity method. Investments in limited partnerships and limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.

LOANS

The Company’s accounting methods for loans differ depending on whether the loans are originated or purchased, and for purchased loans, whether the loans were acquired at a discount related to evidence of credit deterioration since date of origination.

Originated Loans Held for Investment Loans the Company originates are reported at the principal amount outstanding, net of unearned income, net deferred loan fees or costs, and any direct principal charge-offs. Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.

Purchased Loans All purchased loans (non-impaired and impaired) acquired on or after January 1, 2009 are initially measured at fair value as of the acquisition date in accordance with applicable authoritative accounting guidance. Credit discounts are included in the determination of fair value. An allowance for credit losses is not recorded at the acquisition date for loans purchased on or after January 1, 2009. In accordance with applicable authoritative accounting guidance, purchased non-impaired loans acquired in a business combination prior to January 1, 2009 were generally recorded at the predecessor’s carrying value including an allowance for credit losses.
In determining the acquisition date fair value of purchased impaired loans, and in subsequent accounting, the Company generally aggregates purchased consumer loans and certain smaller balance commercial loans into pools of loans with common risk characteristics, while accounting for larger balance commercial loans individually. Expected cash flows at the purchase date in excess of the fair value of loans are recorded as interest income over the life of the loans if the timing and amount of the future cash flows is reasonably estimable. Subsequent to the purchase date, increases in cash flows over those expected at the purchase date are recognized as interest income prospectively. The present value of any decreases in expected cash flows after the purchase date is recognized by recording an allowance for credit losses. Revolving loans, including lines of credit and credit cards loans, and leases are excluded from purchased impaired loans accounting.
For purchased loans acquired on or after January 1, 2009 that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for credit losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Covered Assets Loans covered under loss sharing or similar credit protection agreements with the Federal Deposit Insurance Corporation (“FDIC”) are reported in loans along with the related indemnification asset. Foreclosed real estate covered under similar agreements is recorded in other assets. In accordance with applicable authoritative accounting guidance effective for the Company beginning January 1, 2009, all purchased loans and related indemnification assets are recorded at fair value at date of purchase.

Commitments to Extend Credit Unfunded residential mortgage loan commitments entered into in connection with mortgage banking activities intended to be held for sale are considered derivatives and recorded on the balance sheet at fair value with changes in fair value recorded in income. All other unfunded loan commitments are generally related to providing credit facilities to customers of the Company and are not considered derivatives. For loans purchased on or after January 1, 2009, the fair value of the unfunded credit commitments is considered in the determination of the fair value of the loans recorded at the date of acquisition. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. The Company classifies its loan portfolios by these credit quality ratings on a quarterly basis. These ratings include: pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those that have a potential weakness deserving management’s close attention. Classified loans are those where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC. Management evaluates the allowance each quarter to ensure it appropriately reserves for incurred losses. Several factors are taken into consideration in evaluating the allowance for credit losses, including the risk profile of the portfolios, loan net charge-offs during the period, the level of nonperforming assets, accruing loans 90 days or more past due, delinquency ratios and changes in loan balances classified as troubled debt restructurings (“TDRs”). Management also considers the uncertainty related to certain industry sectors, and the extent of credit exposure to specific borrowers within the portfolio. In addition, concentration risks associated with commercial real estate and the mix of loans, including credit cards, loans originated through the consumer finance division and residential mortgage balances, and their relative credit risks, are evaluated. Finally, the Company considers current economic conditions that might impact the portfolio. This evaluation is inherently subjective as it requires estimates, including amounts of future cash collections expected on nonaccrual loans, which may be susceptible to significant change. The allowance for credit losses relating to originated loans that have become impaired is based on expected cash flows discounted using the original effective interest rate, the observable market price, or the fair value of the collateral for certain collateral-dependent loans. To the extent credit deterioration occurs on purchased loans after the date of acquisition, the Company records an allowance for credit losses.
The Company determines the amount of the allowance required for certain sectors based on relative risk characteristics of the loan portfolio. The allowance recorded for commercial loans is generally based on quarterly reviews of individual credit relationships and an analysis of the migration of commercial loans and actual loss experience. The allowance recorded for homogeneous commercial and consumer loans is based on an analysis of product mix, risk characteristics of the portfolio, bankruptcy experiences, and historical losses, adjusted for current trends, for each homogenous category or group of loans. The allowance is increased through provisions charged to operating earnings and reduced by net charge-offs.
The Company also assesses the credit risk associated with off-balance sheet loan commitments, letters of credit, and derivatives. Credit risk associated with derivatives is reflected in the fair values recorded for those positions. The liability for off-balance sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.

Nonaccrual Loans and Loan Charge-Offs Generally, commercial loans (including impaired loans) are placed on nonaccrual status when the collection of interest or principal has become 90 days past due or is otherwise considered doubtful. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Future interest payments are generally applied against principal. Commercial loans are generally fully or partially charged down to the fair value of collateral securing the loan, less costs to sell, when the loan is deemed to be uncollectible, repayment is deemed beyond reasonable time frames, the borrower has filed for bankruptcy, or the loan is unsecured and greater than six months past due. Loans secured by 1-4 family properties are generally charged down to fair value, less costs to sell, at 180 days past due, and placed on nonaccrual status in instances where a partial charge-off occurs. Revolving consumer lines and credit cards are charged off at 180 days past due and closed-end consumer loans, other than loans secured by 1-4 family properties, are charged off at 120 days past due and are, therefore, generally not placed on nonaccrual status. Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.
Generally, purchased impaired loans are considered accruing loans. However, the timing and amount of future cash flows for some loans is not reasonably estimable. Those loans are classified as nonaccrual loans and interest income is not recognized until the timing and amount of the future cash flows can be reasonably estimated.

Restructured Loans In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. In most cases the modification is either a concessionary reduction in interest rate, extension of the maturity date or reduction in the principal balance that would otherwise not be considered. Concessionary modifications are classified as TDRs unless the modification is short-term, or results in only an insignificant delay or shortfall in the payments to be received. Many of the Company’s TDRs are determined on a case-by-case basis in connection with ongoing loan collection processes. However, the Company has also implemented certain restructuring programs that may result in TDRs. The consumer finance division has a mortgage loan restructuring program where certain qualifying borrowers facing an interest rate reset who are current in their repayment status, are allowed to retain the lower of their existing interest rate or the market interest rate as of their interest reset date. The Company also participates in the U.S. Department of the Treasury Home Affordable Modification Program (“HAMP”). HAMP gives qualifying homeowners an opportunity to refinance into more affordable monthly payments, with the U.S. Department of the Treasury compensating the Company for a portion of the reduction in monthly amounts due from borrowers participating in this program. For credit card loan agreements, such modifications may include canceling the customer’s available line of credit on the credit card, reducing the interest rate on the card, and placing the customer on a fixed payment plan not exceeding 60 months. The allowance for credit losses on TDRs is determined by discounting the restructured cash flows at the original effective rate of the loan before modification. Loans restructured at a rate equal to or greater than that of a new loan with comparable risk at the time the loan agreement is modified are excluded from TDR disclosures in years subsequent to the restructuring if the borrowers are in compliance with the modified terms.
Generally, a nonaccrual loan that is restructured remains on nonaccrual for a period of six months after the restructuring date to demonstrate the borrower can meet the restructured terms. However, performance prior to the restructuring, or significant events that coincide with the restructuring, are considered in assessing whether the borrower can meet the new terms and in rare circumstances may result in the loan being returned to accrual status at the time of restructuring or after a shorter performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains classified as a nonaccrual loan.

Impaired Loans A loan is considered to be impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement.
Impaired loans include certain nonaccrual commercial loans and loans for which a charge-off has been recorded based upon the fair value of the underlying collateral. Impaired loans also include loans that have been modified as TDRs as a concession to borrowers experiencing financial difficulties. Interest income is recognized on impaired loans under the modified terms and conditions if the borrower has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. Purchased credit impaired loans are not reported as impaired loans as long as they continue to perform at least as well as expected at acquisition.

Leases The Company’s lease portfolio consists of both direct financing and leveraged leases. The net investment in direct financing leases is the sum of all minimum lease payments and estimated residual values, less unearned income. Unearned income is recorded in interest income over the terms of the leases to produce a level yield.
The investment in leveraged leases is the sum of all lease payments, less nonrecourse debt payments, plus estimated residual values, less unearned income. Income from leveraged leases is recognized over the term of the leases based on the unrecovered equity investment.
Residual values on leased assets are reviewed regularly for other-than-temporary impairment. Residual valuations for retail automobile leases are based on independent assessments of expected used car sale prices at the end-of-term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. When there is impairment of the Company’s interest in the residual value of a leased asset, the carrying value is reduced to the estimated fair value with the writedown recognized in the current period.

Other Real Estate OREO is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO is initially recorded at fair value, less estimated selling costs. OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.

LOANS HELD FOR SALE

Loans held for sale (“LHFS”) represent mortgage loan originations intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. The credit component of any writedowns upon the transfer of loans to LHFS is reflected in loan charge-offs.
Where an election is made to subsequently carry the LHFS at fair value, any further decreases or subsequent increases in fair value are recognized in noninterest income. Where an election is made to subsequently carry LHFS at lower-of-cost-or-fair value, any further decreases are recognized in noninterest income and increases in fair value are not recognized until the loans are sold.

DERIVATIVE FINANCIAL INSTRUMENTS

In the ordinary course of business, the Company enters into derivative transactions to manage its interest rate, prepayment, credit, price and foreign currency risk and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.
All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified either as a hedge of the fair value of a recognized asset or liability (“fair value hedge”), a hedge of the variability of cash flows to be received or paid related to a recognized asset or liability or a forecasted transaction (“cash flow hedge”), or a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in income. Effective changes in the fair value of a derivative designated as a cash flow hedge are recorded in accumulated other comprehensive income (loss) until cash flows of the hedged item are recognized in income. Any change in fair value resulting from hedge ineffectiveness is immediately recorded in noninterest income. The Company performs an assessment, both at the inception of a hedge and, at a minimum, on a quarterly basis thereafter, to determine whether derivatives designated as hedging instruments are highly effective in offsetting changes in the value of the hedged items.
If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in accumulated other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in accumulated other comprehensive income (loss) is reported in earnings immediately.

REVENUE RECOGNITION

The Company recognizes revenue as it is earned based on contractual terms, as transactions occur, or as services are provided and collectibility is reasonably assured. In certain circumstances, noninterest income is reported net of associated expenses that are directly related to variable volume-based sales or revenue sharing arrangements or when the Company acts on an agency basis for others. Certain specific policies include the following:

Credit and Debit Card Revenue Credit and debit card revenue includes interchange income from credit and debit cards, annual fees, and other transaction and account management fees. Interchange income is a fee paid by a merchant bank to the card-issuing bank through the interchange network. Interchange fees are set by the credit card companies and are based on cardholder purchase volumes. The Company records interchange income as transactions occur. Transaction and account management fees are recognized as transactions occur or services are provided, except for annual fees, which are recognized over the applicable period. Volume-related payments to partners and credit card companies and expenses for rewards programs are also recorded within credit and debit card revenue. Payments to partners and expenses related to rewards programs are recorded when earned by the partner or customer.

Merchant Processing Services Merchant processing services revenue consists principally of transaction and account management fees charged to merchants for the electronic processing of transactions, net of interchange fees paid to the credit card issuing bank, card company assessments, and revenue sharing amounts, and is recognized at the time the merchant’s transactions are processed or other services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale equipment recorded as sales when the equipment is shipped or as earned for equipment rentals.

Trust and Investment Management Fees Trust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees.

Deposit Service Charges Service charges on deposit accounts are primarily monthly fees based on minimum balances or transaction-based fees. These fees are recognized as earned or as transactions occur and services are provided.

OTHER SIGNIFICANT POLICIES

Intangible Assets The price paid over the net fair value of acquired businesses (“goodwill”) is not amortized. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods. The recoverability of goodwill and other intangible assets is evaluated annually, at a minimum, or on an interim basis if events or circumstances indicate a possible inability to realize the carrying amount. The evaluation includes assessing the estimated fair value of the intangible asset based on market prices for similar assets, where available, and the present value of the estimated future cash flows associated with the intangible asset.

Income Taxes Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts.

Mortgage Servicing Rights Mortgage servicing rights (“MSRs”) are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys and independent third-party valuations. Changes in the fair value of MSRs are recorded in earnings during the period in which they occur. Risks inherent in the MSRs valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. The Company utilizes futures, forwards and options to mitigate MSR valuation risk. Fair value changes related to the MSRs and the futures, forwards and options, as well as servicing and other related fees, are recorded in mortgage banking revenue.

Pensions For purposes of its retirement plans, the Company utilizes its fiscal year-end as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred and amortized over the future service periods of active employees. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a twelve-year period. The overfunded or underfunded status of the plans is recorded as an asset or liability on the balance sheet, with changes in that status recognized through other comprehensive income (loss).

Premises and Equipment Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 20 years for furniture and equipment.
Capitalized leases, less accumulated amortization, are included in premises and equipment. Capitalized lease obligations are included in long-term debt. Capitalized leases are amortized on a straight-line basis over the lease term and the amortization is included in depreciation expense.

Stock-Based Compensation The Company grants stock-based awards, including restricted stock, restricted stock units and options to purchase common stock of the Company. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation for awards is recognized in the Company’s results of operations on a straight-line basis over the vesting period. The Company immediately recognizes compensation cost of awards to employees that meet retirement status, despite their continued active employment. The amortization of stock-based compensation reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.

Per Share Calculations Earnings per common share is calculated by dividing net income applicable to U.S. Bancorp common shareholders by the weighted average number of common shares outstanding. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.

Accounting Changes	12 Months Ended
Dec. 31, 2010
Accounting Changes [Abstract]
Accounting Changes

Note 2    ACCOUNTING CHANGES

Accounting for Transfers of Financial Assets Effective January 1, 2010, the Company adopted accounting guidance issued by the Financial Accounting Standards Board (“FASB”) related to transfers of financial assets. This guidance removes the concept of qualifying special-purpose entities and the exception for guaranteed mortgage securitizations when a transferor had not surrendered control over the transferred financial assets. In addition, the guidance provides clarification of the requirements for isolation and limitations on sale accounting for portions of financial assets. The guidance also requires additional disclosure about transfers of financial assets and a transferor’s continuing involvement with transferred assets. The adoption of this guidance was not significant to the Company’s financial statements.

Variable Interest Entities Effective January 1, 2010, the Company adopted accounting guidance issued by the FASB related to VIEs. Generally, a VIE is an entity with insufficient equity requiring additional subordinated financial support, or an entity in which equity investors as a group, either (i) lack the power through voting or other similar rights, to direct the activities of the entity that most significantly impact its performance, (ii) lack the obligation to absorb the expected losses of the entity or (iii) lack the right to receive the expected residual returns of the entity. The new guidance replaces the previous quantitative-based risks and rewards calculation for determining whether an entity must consolidate a VIE with an assessment of whether the entity has both (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. This guidance requires reconsideration of whether an entity is a VIE upon occurrence of certain events, as well as ongoing assessments of whether a variable interest holder is the primary beneficiary of a VIE. The Company consolidated approximately  $1.6 billion of assets of previously unconsolidated entities, and deconsolidated approximately  $84 million of assets of previously consolidated entities upon adoption of this guidance. Additionally, the adoption of this guidance reduced total equity by  $89 million.

Business Combinations	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
Business Combinations

Note 3    BUSINESS COMBINATIONS AND DIVESTITURES

In 2009, the Company acquired the banking operations of First Bank of Oak Park Corporation (“FBOP”) in an FDIC assisted transaction, and in 2008 the Company acquired the banking operations of Downey Savings and Loan Association, F.A. and PFF Bank and Trust (“Downey” and “PFF”, respectively) in FDIC assisted transactions. Through these acquisitions, the Company increased its deposit base and branch franchise. The Company acquired approximately  $18.0 billion of assets in the FBOP acquisition and approximately  $17.4 billion of assets in the Downey and PFF acquisitions, most of which are covered under loss sharing agreements with the FDIC. Under the terms of the loss sharing agreements, the FDIC will reimburse the Company for most of the losses on the covered assets.
In 2010, the Company acquired the securitization trust administration business of Bank of America, N.A. This transaction included the acquisition of  $1.1 trillion of assets under administration and provided the Company with approximately  $8 billion of deposits as of December 31, 2010.
During 2010, the Company exchanged the long-term asset management business of U.S. Bancorp Asset Management (formerly FAF Advisors, Inc.), an affiliate of the Company, for cash consideration and a 9.5 percent equity interest in Nuveen Investments. The Company recorded a  $103 million gain ( $41 million after tax) related to this transaction. The Company will retain all other products and services previously offered by U.S. Bancorp Asset Management.

Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2010
Restrictions on Cash and Due from Banks [Abstract]
Restrictions on Cash and Due from Banks

Note 4    RESTRICTIONS ON CASH AND DUE FROM BANKS

The Federal Reserve Bank requires bank subsidiaries to maintain minimum average reserve balances. The amount of those reserve balances were approximately  $1.2 billion at December 31, 2010 and 2009.

Investment Securities	12 Months Ended
Dec. 31, 2010
Investment Securities [Abstract]
Investment Securities
Note 5    INVESTMENT SECURITIES

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale securities at December 31 were as follows:

	2010					2009
			Unrealized Losses					Unrealized Losses
	Amortized	Unrealized	Other-than-		Fair	Amortized	Unrealized	Other-than-		Fair
(Dollars in Millions)	Cost	Gains	Temporary	Other	Value	Cost	Gains	Temporary	Other	Value
Held-to-maturity (a)
U.S. Treasury and agencies	$165	$–	$–	$(1)	$164	$–	$–	$–	$–	$–
Mortgage-backed securities
Residential
Agency	847	–	–	(4)	843	4	–	–	–	4
Non-agency
Non-prime	3	–	–	–	3	–	–	–	–	–
Commercial
Non-agency	10	–	–	(5)	5	–	–	–	–	–
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	157	13	–	(18)	152	–	–	–	–	–
Other	127	–	(1)	(7)	119	–	–	–	–	–
Obligations of state and political subdivisions	27	1	–	(1)	27	32	2	–	(1)	33
Obligations of foreign governments	7	–	–	–	7	–	–	–	–	–
Other debt securities	126	–	–	(27)	99	11	–	–	–	11

Total held-to-maturity	$1,469	$14	$(1)	$(63)	$1,419	$47	$2	$–	$(1)	$48

Available-for-sale (b)
U.S. Treasury and agencies	$2,559	$6	$–	$(28)	$2,537	$3,415	$10	$–	$(21)	$3,404
Mortgage-backed securities
Residential
Agency	37,144	718	–	(159)	37,703	29,147	495	–	(47)	29,595
Non-agency
Prime (c)	1,216	12	(86)	(39)	1,103	1,624	8	(110)	(93)	1,429
Non-prime	1,193	15	(243)	(18)	947	1,359	11	(297)	(105)	968
Commercial
Agency	194	5	–	(2)	197	141	6	–	–	147
Non-agency	47	3	–	–	50	14	–	(1)	–	13
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	204	23	(2)	(1)	224	199	11	(5)	–	205
Other	709	23	(3)	(9)	720	360	12	(5)	(10)	357
Obligations of state and political subdivisions	6,835	3	–	(421)	6,417	6,822	30	–	(159)	6,693
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	1,109	–	–	(151)	958	1,179	–	–	(301)	878
Perpetual preferred securities	456	41	–	(49)	448	483	30	–	(90)	423
Other investments (d)	183	17	–	(1)	199	607	9	–	(13)	603

Total available-for-sale	$51,855	$866	$(334)	$(878)	$51,509	$45,356	$622	$(418)	$(839)	$44,721

(a)	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(d)	Includes securities covered under loss shaing agreements with the FDIC with a fair value of $231 million at December 31, 2009. No securities were covered under loss sharing agreements at December 31, 2010.

The weighted-average maturity of the available-for-sale investment securities was 7.4 years at December 31, 2010, compared with 7.1 years at December 31, 2009. The corresponding weighted-average yields were 3.41 percent and 4.00 percent, respectively. The weighted-average maturity of the held-to-maturity investment securities was 6.3 years at December 31, 2010, and 8.4 years at December 31, 2009. The corresponding weighted-average yields were 2.07 percent and 5.10 percent, respectively.
For amortized cost, fair value and yield by maturity date of held-to-maturity and available-for-sale securities outstanding at December 31, 2010, refer to Table 11 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.
Securities carried at  $28.0 billion at December 31, 2010, and  $37.4 billion at December 31, 2009, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by law. Included in these amounts were securities sold under agreements to repurchase where the buyer/lender has the right to sell or pledge the securities and which were collateralized by securities with a carrying amount of  $9.3 billion at December 31, 2010, and  $8.9 billion at December 31, 2009.

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2010	2009	2008
Taxable	$1,292	$1,295	$1,666
Non-taxable	309	311	318

Total interest income from investment securities	$1,601	$1,606	$1,984

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2010	2009	2008
Realized gains	$21	$150	$43
Realized losses	(8)	(3)	(1)

Net realized gains (losses)	$13	$147	$42

Income tax (benefit) on realized gains (losses)	$5	$56	$16

In 2007, the Company purchased certain structured investment securities (“SIVs”) from certain money market funds managed by an affiliate of the Company. Subsequent to the initial purchase, the Company exchanged its interest in the SIVs for a pro-rata portion of the underlying investment securities according to the applicable restructuring agreements. The SIVs and the investment securities received are collectively referred to as “SIV-related securities.”
Some of the SIV-related securities evidenced credit deterioration at the time of acquisition by the Company. Investment securities with evidence of credit deterioration at acquisition had an unpaid principal balance and fair value of  $485 million and  $173 million, respectively, at December 31, 2010, and  $1.2 billion and  $483 million, respectively, at December 31, 2009. Changes in the accretable balance for these securities were as follows:

Year Ended December 31 (Dollars in Millions)	2010	2009	2008
Balance at beginning of period	$292	$349	$105
Impact of other-than-temporary impairment accounting change	–	(124)	–

Adjusted balance at beginning of period	292	225	105
Additions (a)	66	127	261
Disposals (b)	(219)	–	(286)
Accretion	(29)	(6)	(15)
Other (c)	29	(54)	284

Balance at end of period	$139	$292	$349

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows on certain investment securities.

The Company conducts a regular assessment of its investment securities with unrealized losses to determine whether securities are other-than-temporarily impaired considering, among other factors, the nature of the securities, credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows of underlying collateral, market conditions and whether the Company intends to sell or it is more likely than not the Company will be required to sell the securities. To determine whether perpetual preferred securities are other-than-temporarily impaired, the Company considers the issuers’ credit ratings, historical financial performance and strength, the ability to sustain earnings, and other factors such as market presence and management experience.

The following table summarizes other-than-temporary impairment by investment category:

	2010			2009
	Losses	Other		Losses	Other
	Recorded in	Gains		Recorded in	Gains
Year Ended December 31 (Dollars in Millions)	Earnings	(Losses)	Total	Earnings	(Losses)	Total
Held-to-maturity
Asset-backed securities
Other	$(2)	$–	$(2)	$–	$–	$–

Total held-to-maturity	$(2)	$–	$(2)	$–	$–	$–

Available-for-sale
Mortgage-backed securities
Residential
Non-agency
Prime (a)	$(5)	$(10)	$(15)	$(13)	$(182)	$(195)
Non-prime	(63)	(60)	(123)	(151)	(304)	(455)
Commercial
Non-agency	–	–	–	(1)	(1)	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	(6)	(1)	(7)	(17)	(3)	(20)
Other	(13)	4	(9)	(186)	88	(98)
Corporate debt securities	–	–	–	(7)	–	(7)
Perpetual preferred securities	(1)	–	(1)	(223)	–	(223)
Other investments	(1)	1	–	–	–	–

Total available-for-sale	$(89)	$(66)	$(155)	$(598)	$(402)	$(1,000)

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

The Company determined the other-than-temporary impairment recorded in earnings for securities other than perpetual preferred securities by estimating the future cash flows of each individual security, using market information where available, and discounting the cash flows at the original effective rate of the security. Other-than-temporary impairment recorded in other comprehensive income (loss) was measured as the difference between that discounted amount and the fair value of each security. The following table includes the ranges for principal assumptions used at December 31, 2010 for those available-for-sale non-agency mortgage-backed securities determined to be other-than-temporarily impaired:

	Prime			Non-Prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
Estimated lifetime prepayment rates	4%	14%	13%	1%	12%	6%
Lifetime probability of default rates	3	9	3	1	20	8
Lifetime loss severity rates	40	55	41	37	71	55

Changes in the credit losses on non-agency mortgage-backed securities, including SIV-related securities, and other debt securities are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2010	2009
Balance at beginning of period	$335	$299
Credit losses on securities not previously considered other-than-temporarily impaired	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	72	148
Increases in expected cash flows	(26)	(49)
Realized losses	(60)	(30)
Credit losses on security sales and securities expected to be sold	–	(127)
Other	18	–

Balance at end of period	$358	$335

At December 31, 2010, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and length of time the individual securities have been in continuous unrealized loss positions, at December 31, 2010:

	Less Than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in Millions)	Value	Losses	Value	Losses	Value	Losses
Held-to-maturity
U.S. Treasury and agencies	$102	$(1)	$–	$–	$102	$(1)
Mortgage-backed securities
Residential
Agency	516	(4)	–	–	516	(4)
Non-agency
Non-prime	–	–	3	–	3	–
Commercial
Non-agency	–	–	4	(5)	4	(5)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	5	–	70	(18)	75	(18)
Other	–	–	16	(8)	16	(8)
Obligations of state and political subdivisions	2	–	9	(1)	11	(1)
Other debt securities	–	–	99	(27)	99	(27)

Total held-to-maturity	$625	$(5)	$201	$(59)	$826	$(64)

Available-for-sale
U.S. Treasury and agencies	$1,549	$(28)	$–	$–	$1,549	$(28)
Mortgage-backed securities
Residential
Agency	11,540	(159)	11	–	11,551	(159)
Non-agency
Prime (a)	23	–	933	(125)	956	(125)
Non-prime	79	(8)	737	(253)	816	(261)
Commercial
Agency	91	(2)	–	–	91	(2)
Non-agency	3	–	3	–	6	–
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	18	(1)	11	(2)	29	(3)
Other	113	(1)	25	(11)	138	(12)
Obligations of state and political subdivisions	4,980	(271)	1,040	(150)	6,020	(421)
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	15	–	937	(151)	952	(151)
Perpetual preferred securities	71	(3)	251	(46)	322	(49)
Other investments	–	–	4	(1)	4	(1)

Total available-for-sale	$18,488	$(473)	$3,952	$(739)	$22,440	$(1,212)

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

The Company does not consider these unrealized losses to be credit-related. These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. A substantial portion of securities that have unrealized losses are either corporate debt, obligations of state and political subdivisions or mortgage-backed securities issued with high investment grade credit ratings. In general, the issuers of the investment securities are contractually prohibited from prepayment at less than par, and the Company did not pay significant purchase premiums for these securities. At December 31, 2010, the Company had no plans to sell securities with unrealized losses and believes it is more likely than not it would not be required to sell such securities before recovery of their amortized cost.

Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2010
Loans and Leases Receivable Disclosure [Abstract]
Loans and Allowance for Credit Losses
Note 6    LOANS AND ALLOWANCE FOR CREDIT LOSSES

The composition of the loan portfolio at December 31 was as follows:

(Dollars in Millions)	2010	2009
Commercial
Commercial	$42,272	$42,255
Lease financing	6,126	6,537

Total commercial	48,398	48,792
Commercial Real Estate
Commercial mortgages	27,254	25,306
Construction and development	7,441	8,787

Total commercial real estate	34,695	34,093
Residential Mortgages
Residential mortgages	24,315	20,581
Home equity loans, first liens	6,417	5,475

Total residential mortgages	30,732	26,056
Retail
Credit card	16,803	16,814
Retail leasing	4,569	4,568
Home equity and second mortgages	18,940	19,439
Other retail
Revolving credit	3,472	3,506
Installment	5,459	5,455
Automobile	10,897	9,544
Student	5,054	4,629

Total other retail	24,882	23,134

Total retail	65,194	63,955

Total loans, excluding covered loans	179,019	172,896
Covered Loans	18,042	21,859

Total loans	$197,061	$194,755

The Company had loans of  $62.8 billion at December 31, 2010, and  $55.6 billion at December 31, 2009, pledged at the Federal Home Loan Bank, and loans of  $44.6 billion at December 31, 2010, and  $44.2 billion at December 31, 2009, pledged at the Federal Reserve Bank.
The Company primarily lends to borrowers in the states in which it has Consumer and Small Business Banking offices. Collateral for commercial loans may include marketable securities, accounts receivable, inventory and equipment. For details of the Company’s commercial portfolio by industry group and geography as of December 31, 2010 and 2009, see Table 7 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.
For detail of the Company’s commercial real estate portfolio by property type and geography as of December 31, 2010 and 2009, see Table 8 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements. Such loans are collateralized by the related property.
Originated loans are presented net of unearned interest and deferred fees and costs, which amounted to  $1.3 billion at December 31, 2010 and 2009, respectively. In accordance with applicable authoritative accounting guidance effective for the Company January 1, 2009, all purchased loans and related indemnification assets are recorded at fair value at the date of purchase. The Company evaluates purchased loans for impairment in accordance with applicable authoritative accounting guidance. Purchased loans with evidence of credit deterioration since origination for which it is probable that all contractually required payments will not be collected are considered impaired (“purchased impaired loans”). All other purchased loans are considered nonimpaired (“purchased nonimpaired loans”).

Covered assets represent loans and other assets acquired from the FDIC subject to loss sharing agreements and included expected reimbursements from the FDIC of approximately  $3.1 billion at December 31, 2010, and  $3.9 billion at December 31, 2009. The carrying amount of covered assets consisted of purchased impaired loans, purchased nonimpaired loans, and other assets as shown in the following table:

	2010				2009
	Purchased	Purchased			Purchased	Purchased
	impaired	nonimpaired	Other		impaired	nonimpaired	Other
December 31 (Dollars in Millions)	loans	loans	assets	Total	loans	loans	assets	Total
Commercial loans	$70	$260	$–	$330	$86	$443	$–	$529
Commercial real estate loans	2,254	5,952	–	8,206	3,035	6,724	–	9,759
Residential mortgage loans	3,819	1,620	–	5,439	4,712	1,918	–	6,630
Retail loans	–	930	–	930	30	978	–	1,008
Losses reimbursable by the FDIC	–	–	3,137	3,137	–	–	3,933	3,933

Covered loans	6,143	8,762	3,137	18,042	7,863	10,063	3,933	21,859
Foreclosed real estate	–	–	453	453	–	–	653	653

Total covered assets	$6,143	$8,762	$3,590	$18,495	$7,863	$10,063	$4,586	$22,512

At December 31, 2010,  $.5 billion of the purchased impaired loans included in covered loans were classified as nonperforming assets, compared with  $1.1 billion at December 31, 2009, because the expected cash flows are primarily based on the liquidation of underlying collateral and the timing and amount of the cash flows could not be reasonably estimated. Interest income is recognized on other purchased impaired loans in covered loans through accretion of the difference between the carrying amount of those loans and their expected cash flows. The initial determination of the fair value of the purchased loans includes the impact of expected credit losses and, therefore, no allowance for credit losses is recorded at the purchase date. To the extent credit deterioration occurs after the date of acquisition, the Company records an allowance for credit losses.

Changes in the accretable balance for purchased impaired loans for the Downey, PFF and FBOP transactions were as follows:

Year Ended December 31 (Dollars in Millions)	2010	2009	2008
Balance at beginning of period	$2,845	$2,719	$–
Purchases	–	356	2,774
Accretion	(421)	(358)	(55)
Disposals	(27)	(56)	–
Reclassifications (to)/from nonaccretable difference (a)	536	384	–
Other	(43)	(200)	–

Balance at end of period	$2,890	$2,845	$2,719

(a)	Primarily relates to improvements in expected credit performance and changes in variable rates.

The allowance for credit losses reserves for probable and estimatable losses incurred in the Company’s loan and lease portfolio and includes certain amounts related to purchased loans that do not represent loss exposure to the Company, because those losses are recoverable under loss sharing agreements with the FDIC. Activity in the allowance for credit losses was as follows:

(Dollars in Millions)	2010	2009	2008
Balance at beginning of year	$5,264	$3,639	$2,260
Add
Provision for credit losses	4,356	5,557	3,096
Deduct
Loans charged off	4,496	4,111	2,009
Less recoveries of loans charged off	(315)	(243)	(190)

Net loans charged off	4,181	3,868	1,819
Net change for credit losses to be reimbursed by the FDIC	92	–	–
Acquisitions and other changes	–	(64)	102

Balance at end of year	$5,531	$5,264	$3,639

Components
Allowance for loan losses, excluding losses to be reimbursed by the FDIC	$5,218	$5,079	$3,514
Allowance for credit losses to be reimbursed by the FDIC	92	–	–
Liability for unfunded credit commitments	221	185	125

Total allowance for credit losses	$5,531	$5,264	$3,639

Additional detail of the allowance for credit losses and related loan balances, by portfolio type, for the year ended December 31, 2010, was as follows:

						Total
		Commercial				Loans,
		Real	Residential	Credit	Other	Excluding	Covered		Total
(Dollars in Millions)	Commercial	Estate	Mortgages	Card	Retail	Covered Loans	Loans		Loans
Allowance for credit losses:
Balance at beginning of year	$1,208	$1,001	$672	$1,495	$871	$5,247	$17		$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23		4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20		4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)		(315)

Net loans charged off	827	845	546	1,200	745	4,163	18		4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92		92

Balance at end of year	$1,104	$1,291	$820	$1,395	$807	$5,417	$114		$5,531

Allowance balance at end of year related to:
Loans individually evaluated for impairment (a)	$38	$55	$–	$–	$–	$93	$–		$93
TDRs collectively evaluated for impairment	–	–	320	223	30	573	–		573
Other loans collectively evaluated for impairment	1,066	1,235	500	1,172	777	4,750	28		4,778
Loans acquired with deteriorated credit quality	–	1	–	–	–	1	86		87

Total allowance for credit losses	$1,104	$1,291	$820	$1,395	$807	$5,417	$114		$5,531

Loan balance at end of year:
Loans individually evaluated for impairment (a)	$295	$801	$–	$–	$–	$1,096	$–		$1,096
TDRs collectively evaluated for impairment	–	–	1,957	452	114	2,523	–		2,523
Other loans collectively evaluated for impairment	48,103	33,834	28,775	16,351	48,277	175,340	11,899		187,239
Loans acquired with deteriorated credit quality	–	60	–	–	–	60	6,143		6,203

Total loans	$48,398	$34,695	$30,732	$16,803	$48,391	$179,019	$18,042	(b)	$197,061

(a)	Represents commercial and commercial real estate loans that are greater than $5 million and are classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management process and evaluation of its allowance for credit losses.

The following table provides a summary of loans by portfolio type, including the delinquency status of those loans that continue to accrue interest, and those loans that are nonperforming:

	Accruing
		30-89 Days	90 Days or
December 31, 2010 (Dollars in Millions)	Current	Past Due	More Past Due	Nonperforming	Total

Commercial	$47,412	$325	$64	$597	$48,398
Commercial real estate	32,986	415	1	1,293	34,695
Residential mortgages	29,140	456	500	636	30,732
Credit card	15,993	269	313	228	16,803
Other retail	47,706	404	216	65	48,391

Total loans, excluding covered loans	173,237	1,869	1,094	2,819	179,019
Covered loans	14,951	757	1,090	1,244	18,042

Total loans	$188,188	$2,626	$2,184	$4,063	$197,061

Total nonperforming assets include nonaccrual loans, restructured loans not performing in accordance with modified terms, other real estate and other nonperforming assets owned by the Company. For details of the Company’s nonperforming assets as of December 31, 2010 and 2009, see Table 14 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table lists information related to nonperforming loans as of December 31:

(Dollars in Millions)	2010	2009

Loans on nonaccrual status	$2,150	$2,943
Restructured loans	669	492

Total nonperforming loans, excluding covered loans	2,819	3,435
Covered nonperforming loans	1,244	1,350

Total nonperforming loans	$4,063	$4,785

Interest income that would have been recognized at original contractual terms	$176	$468
Amount recognized as interest income	53	299

Forgone revenue	$123	$169

The Company classifies its loan portfolios using internal credit quality ratings, as discussed in the Company’s significant accounting policies in Note 1. The following table provides a summary of loans by portfolio type and the Company’s internal credit quality rating:

		Criticized
		Special		Total
December 31, 2010 (Dollars in Millions)	Pass	Mention	Classified (a)	Criticized	Total

Commercial	$44,595	$1,545	$2,258	$3,803	$48,398
Commercial real estate	28,155	1,540	5,000	6,540	34,695
Residential mortgages	29,355	29	1,348	1,377	30,732
Credit card	16,262	–	541	541	16,803
Other retail	47,906	70	415	485	48,391

Total loans, excluding covered loans	166,273	3,184	9,562	12,746	179,019
Covered loans	17,073	283	686	969	18,042

Total loans	$183,346	$3,467	$10,248	$13,715	$197,061

Total outstanding commitments	$370,031	$4,923	$11,576	$16,499	$386,530

(a)	Classified rating on consumer loans is primarily based on delinquency status.

A loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. Impaired loans include certain nonaccrual commercial loans, loans for which a charge-off has been recorded based upon the fair value of the underlying collateral and loans modified as TDRs. Nonaccrual commercial lease financing loans of  $78 million,  $125 million and  $102 million at December 31, 2010, 2009 and 2008, respectively, were excluded from impaired loans as commercial lease financing loans are accounted for under authoritative accounting guidance for leases, and are excluded from the definition of an impaired loan under loan impairment guidance. A summary of impaired loans, excluding covered loans, was as follows:

	2010		2009		2008
	Recorded	Valuation	Recorded	Valuation	Recorded	Valuation
(Dollars in Millions)	Investment	Allowance	Investment	Allowance	Investment	Allowance
Commercial and commercial real estate loans:
Period-end recorded investment
Nonaccrual	$1,812	$172	$2,639	$203	$1,364	$104
Restructured accruing	92	5	145	2	152	10

Total	$1,904	$177	$2,784	$205	$1,516	$114

Average recorded investment	$2,294		$2,559		$992
Interest income recognized	10		7		5
Commitments to lend additional funds	97		289		107
Residential mortgages and retail loans:
Period-end recorded investment
Nonaccrual	$929	$112	$671	$72	$302	$29
Restructured accruing	2,115	472	1,649	339	1,072	208

Total	$3,044	$584	$2,320	$411	$1,374	$237

Average recorded investment	$2,865		$2,148		$993
Interest income recognized	89		106		67

Note: At December 31, 2010, all impaired loans had an associated allowance. At December 31, 2009 and 2008, all impaired loans, except for certain impaired commercial and commercial real estate loans had an associated allowance. Impaired loan balances with no associated allowance at December 31, 2009 and 2008, were  $1.0 billion and  $514 million, respectively.

Additional detail of impaired loans by portfolio type, excluding covered loans, for the year ended December 31, 2010, was as follows:

	Period-end	Unpaid		Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
(Dollars in Millions)	Investment	Balance	Allowance	Investment	Recognized
Commercial	$596	$1,631	$59	$693	$8
Commercial real estate	1,308	2,659	118	1,601	2
Residential mortgages	2,440	2,877	334	2,297	72
Credit card	452	798	218	418	11
Other retail	152	189	32	150	6

Total	$4,948	$8,154	$761	$5,159	$99

Net gains on the sale of loans of  $574 million,  $710 million and  $220 million for the years ended December 31, 2010, 2009 and 2008, respectively, were included in noninterest income, primarily in mortgage banking revenue.
The Company has an equity interest in a joint venture that is accounted for utilizing the equity method. The principal activities of this entity are to lend to entities that develop land, and construct and sell residential homes. The Company provides a warehousing line to this joint venture. Warehousing advances to this joint venture are repaid when the sale of loans is completed or the real estate is permanently refinanced by others. At December 31, 2010 and 2009, the Company had  $825 million and  $890 million, respectively, of outstanding advances to this joint venture. These advances are included in commercial real estate loans.

Leases	12 Months Ended
Dec. 31, 2010
Leases [Abstract]
Leases
Note 7    LEASES

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2010	2009
Aggregate future minimum lease payments to be received	$11,294	$11,797
Unguaranteed residual values accruing to the lessor’s benefit	334	322
Unearned income	(1,402)	(1,539)
Initial direct costs	189	218

Total net investment in sales-type and direct financing leases (a)	$10,415	$10,798

(a)	The accumulated allowance for uncollectible minimum lease payments was $118 million and $198 million at December 31, 2010 and 2009, respectively.

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2010:

(Dollars in Millions)
2011	$3,166
2012	2,967
2013	2,701
2014	1,733
2015	455
Thereafter	272

Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities [Abstract]
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities

Note 8    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND VARIABLE INTEREST ENTITIES

The Company sells financial assets in the normal course of business. The majority of the Company’s financial asset sales are residential mortgage loan sales primarily to government-sponsored enterprises through established programs, the sale or syndication of tax-advantaged investments, commercial loan sales through participation agreements, and other individual or portfolio loan and securities sales. In accordance with the accounting guidance for asset transfers, the Company considers any ongoing involvement with transferred assets in determining whether the assets can be derecognized from the balance sheet. For loans sold under participation agreements, the Company also considers the terms of the loan participation agreement and whether they meet the definition of a participating interest and thus qualify for derecognition. With the exception of servicing and certain performance-based guarantees, the Company’s continuing involvement with financial assets sold is minimal and generally limited to market customary representation and warranty clauses. The guarantees provided to certain third-parties in connection with the sale or syndication of certain assets, primarily loan portfolios and tax-advantaged investments, are further discussed in Note 22. When the Company sells financial assets, it may retain servicing rights and/or other interests in the transferred financial assets. The gain or loss on sale depends on the previous carrying amount of the transferred financial assets and the consideration received and any liabilities incurred in exchange for the transferred assets. Upon transfer, any servicing assets and other interests that continue to be held by the Company are initially recognized at fair value. For further information on MSRs, refer to Note 10. The Company has no asset securitizations or similar asset-backed financing arrangements that are off-balance sheet.
The Company is involved in various entities that are considered to be VIEs. The Company’s investments in VIEs primarily represent private investment funds or partnerships that make equity investments, provide debt financing or support community-based investments in affordable housing development entities that provide capital for communities located in low-income districts and for historic rehabilitation projects that may enable the Company to ensure regulatory compliance with the Community Reinvestment Act. In addition, the Company sponsors entities to which it transfers tax-advantaged investments. The Company’s investments in these entities are designed to generate a return primarily through the realization of federal and state income tax credits over specified time periods. The Company realized federal and state income tax credits related to these investments of  $713 million,  $685 million and  $556 million for the years ended December 31, 2010, 2009 and 2008, respectively. The Company amortizes its investments in these entities as the tax credits are realized. Tax credit amortization expense is recorded in tax expense for investments meeting certain characteristics, and in other noninterest expense for other investments. Amortization expense recorded in tax expense was  $228 million,  $265 million and  $213 million, and in other noninterest expense was  $546 million,  $436 million and  $311 million for the years ended December 31, 2010, 2009 and 2008, respectively.
As a result of adopting new accounting guidance, the Company consolidated certain community development and tax-advantaged investment entities on January 1, 2010 that it had not previously consolidated. The consolidation of these VIEs increased assets and liabilities by approximately  $1.0 billion. The equity impact of consolidating these VIEs was a  $9 million decrease, which represented the recognition of noncontrolling interests in the consolidated VIEs. At December 31, 2010, approximately  $3.5 billion of the Company’s assets and liabilities related to community development and tax-advantaged investment VIEs. The majority of the assets of these consolidated VIEs are reported in other assets, and the liabilities are reported in long-term debt on the consolidated balance sheet. The assets of a particular VIE are the primary source of funds to settle its obligations. The creditors of the VIEs do not have recourse to the general credit of the Company. The Company’s exposure to the consolidated VIEs is generally limited to the carrying value of its variable interests plus any related tax credits previously recognized.
The Company also deconsolidated certain community development and tax-advantaged investment entities as a result of adopting the new accounting guidance, principally because the Company did not have power to direct the activities that most significantly impact the VIEs. The deconsolidation of these VIEs resulted in an  $84 million decrease in assets and  $77 million decrease in liabilities. The deconsolidation also resulted in a  $7 million decrease to equity, which was principally the removal of the noncontrolling interests in these VIEs.
In addition, the Company sponsors a conduit to which it previously transferred high-grade investment securities. Under accounting rules effective prior to January 1, 2010, the Company was not the primary beneficiary of the conduit as it did not absorb the majority of the conduit’s expected losses or residual returns. Under the new accounting guidance, the Company consolidated the conduit on January 1, 2010, because of its ability to manage the activities of the conduit. Consolidation of the conduit increased held-to-maturity investment securities  $.6 billion, decreased loans  $.7 billion, and reduced retained earnings  $73 million. At December 31, 2010,  $.4 billion of the held-to-maturity investment securities on the Company’s consolidated balance sheet related to the conduit.
The Company also sponsors a municipal bond securities tender option bond program. The Company controls the activities of the program’s entities, is entitled to the residual returns and provides credit, liquidity and remarketing arrangements to the program. As a result, the Company has consolidated the program’s entities since its inception. At December 31, 2010, and December 31, 2009,  $5.6 billion of available-for-sale securities and  $5.7 billion of short-term borrowings on the consolidated balance sheet were related to the tender option bond program.
The Company is not required to consolidate other VIEs in which it has concluded it does not have a controlling financial interest, and thus is not the primary beneficiary. In such cases, the Company does not have both the power to direct the entities’ most significant activities and the obligation to absorb losses or right to receive benefits that could potentially be significant to the VIEs. The Company’s investments in unconsolidated VIEs ranged from less than  $1 million to  $41 million, with an aggregate amount of approximately  $2.0 billion at December 31, 2010, and from less than  $1 million to  $63 million, with an aggregate amount of  $2.4 billion at December 31, 2009. The Company’s investments in these unconsolidated VIEs generally are carried in other assets on the balance sheet. While the Company believes potential losses from these investments are remote, the Company’s maximum exposure to these unconsolidated VIEs, including any tax implications, was approximately  $5.0 billion at December 31, 2010, compared with  $4.7 billion at December 31, 2009. This maximum exposure is determined by assuming a scenario where the separate investments within the individual private funds were to become worthless, and the community-based business and housing projects and related tax credits completely failed and did not meet certain government compliance requirements.

Premises and Equipment	12 Months Ended
Dec. 31, 2010
Premises and Equipment [Abstract]
Premises and Equipment

Note 9    PREMISES AND EQUIPMENT

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2010	2009

Land	$516	$460
Buildings and improvements	3,073	2,923
Furniture, fixtures and equipment	2,791	2,643
Capitalized building and equipment leases	88	82
Construction in progress	50	21

	6,518	6,129
Less accumulated depreciation and amortization	(4,031)	(3,866)

Total	$2,487	$2,263

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2010
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

Note 10    MORTGAGE SERVICING RIGHTS

The Company serviced  $173.9 billion of residential mortgage loans for others at December 31, 2010, and  $150.8 billion at December 31, 2009. The net impact included in mortgage banking revenue of assumption changes on the fair value of MSRs and fair value changes of derivatives used to economically hedge MSR value changes was a net gain of  $139 million for the year ended December 31, 2010, compared with a net gain of  $147 million and a net loss of  $122 million for the years ended December 31, 2009 and 2008, respectively. Loan servicing fees, not including valuation changes, included in mortgage banking revenue, were  $600 million,  $512 million and  $404 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Changes in fair value of capitalized MSRs are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Balance at beginning of period	$1,749	$1,194	$1,462
Rights purchased	65	101	52
Rights capitalized	639	848	515
Changes in fair value of MSRs
Due to change in valuation assumptions (a)	(249)	(15)	(592)
Other changes in fair value (b)	(367)	(379)	(243)

Balance at end of period	$1,837	$1,749	$1,194

(a)	Principally reflects changes in discount rates and prepayment speed assumptions, primarily arising from interest rate changes.
(b)	Primarily represents changes due to collection/realization of expected cash flows over time (decay).

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments at December 31, 2010, was as follows:

	Down Scenario		Up Scenario
(Dollars in Millions)	50 bps	25 bps	25 bps	50 bps
Net fair value	$6	$(5)	$5	$1

The fair value of MSRs and their sensitivity to changes in interest rates is influenced by the mix of the servicing portfolio and characteristics of each segment of the portfolio. The Company’s servicing portfolio consists of the distinct portfolios of government-insured mortgages, conventional mortgages, and Mortgage Revenue Bond Programs (“MRBP”). The servicing portfolios are predominantly comprised of fixed-rate agency loans with limited adjustable-rate or jumbo mortgage loans. The MRBP division specializes in servicing loans made under state and local housing authority programs. These programs provide mortgages to low-income and moderate-income borrowers and are generally government-insured programs with a favorable rate subsidy, down payment and/or closing cost assistance.

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 was as follows:

	2010				2009
(Dollars in Millions)	MRBP	Government	Conventional	Total	MRBP	Government	Conventional	Total
Servicing portfolio	$12,646	$28,880	$132,393	$173,919	$11,915	$21,819	$117,049	$150,783
Fair market value	$166	$342	$1,329	$1,837	$173	$293	$1,283	$1,749
Value (bps) (a)	131	118	100	106	145	134	110	116
Weighted-average servicing fees (bps)	40	38	30	32	40	41	32	34
Multiple (value/servicing fees)	3.28	3.11	3.33	3.31	3.63	3.27	3.44	3.41
Weighted-average note rate	5.75%	5.35%	5.27%	5.32%	5.94%	5.68%	5.56%	5.61%
Age (in years)	4.1	2.2	2.7	2.7	3.8	2.1	2.5	2.5
Expected prepayment (constant prepayment rate)	12.3%	17.2%	16.2%	16.1%	12.4%	18.8%	16.6%	16.6%
Expected life (in years)	6.7	5.1	5.3	5.4	6.5	4.8	5.3	5.3
Discount rate	11.9%	11.4%	10.3%	10.6%	11.5%	11.3%	10.5%	10.7%

(a)	Value is calculated as fair market value divided by the servicing portfolio.

Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
Intangible Assets

Note 11    INTANGIBLE ASSETS

Intangible assets consisted of the following:

	Estimated	Amortization	Balance
December 31 (Dollars in Millions)	Life (a)	Method (b)	2010	2009
Goodwill		(c)	$8,954	$9,011
Merchant processing contracts	9 years/8 years	SL/AC	421	473
Core deposit benefits	13 years/5 years	SL/AC	283	383
Mortgage servicing rights		(c)	1,837	1,749
Trust relationships	15 years/6 years	SL/AC	200	222
Other identified intangibles	9 years/5 years	SL/AC	472	579

Total			$12,167	$12,417

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b)	Amortization methods: SL = straight line method AC = accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Merchant processing contracts	$102	$117	$136
Core deposit benefits	102	103	67
Trust relationships	49	62	68
Other identified intangibles	114	105	84

Total	$367	$387	$355

The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)

2011	$291
2012	243
2013	200
2014	152
2015	118

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2010 and 2009:

	Wholesale Banking and	Consumer and Small	Wealth Management and	Payment	Treasury and	Consolidated
(Dollars in Millions)	Commercial Real Estate	Business Banking	Securities Services	Services	Corporate Support	Company

Balance at December 31, 2008	$1,475	$3,283	$1,512	$2,301	$–	$8,571
Goodwill acquired	130	243	3	46	–	422
Other (a)	–	–	–	18	–	18

Balance at December 31, 2009	$1,605	$3,526	$1,515	$2,365	$–	$9,011
Goodwill acquired	–	9	5	–	–	14
Disposal	–	–	(57)	–	–	(57)
Other (a)	–	–	–	(14)	–	(14)

Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954

(a)	Other changes in goodwill include the effect of foreign exchange translation.

Short-Term Borrowings	12 Months Ended
Dec. 31, 2010
Short-Term Borrowings [Abstract]
Short-Term Borrowings

Note 12    SHORT-TERM BORROWINGS (a)

The following table is a summary of short-term borrowings for the last three years:

	2010		2009		2008
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At year-end
Federal funds purchased	$776	.17%	$1,329	.11%	$2,369	.17%
Securities sold under agreements to repurchase	9,261	2.70	8,866	2.82	9,493	2.65
Commercial paper	15,885	.20	14,608	.17	10,061	.22
Other short-term borrowings	6,635	.59	6,509	.48	12,060	1.87

Total	$32,557	.99%	$31,312	.98%	$33,983	1.48%

Average for the year
Federal funds purchased (b)	$2,180	10.09%	$2,457	8.22%	$3,834	5.19%
Securities sold under agreements to repurchase	9,211	2.75	8,915	2.84	11,982	3.07
Commercial paper	15,349	.20	10,924	.32	10,532	1.91
Other short-term borrowings	6,979	.75	6,853	.89	11,889	3.16

Total	$33,719	1.65%	$29,149	1.89%	$38,237	2.99%

Maximum month-end balance
Federal funds purchased	$6,034		$6,352		$9,681
Securities sold under agreements to repurchase	9,261		9,154		15,198
Commercial paper	15,981		14,608		11,440
Other short-term borrowings	8,700		9,550		17,642

(a) Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b) Average federal funds purchased rates include compensation expense for corporate card and corporate trust balances.

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt [Abstract]
Long-Term Debt
Note 13    LONG-TERM DEBT

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2010	2009

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.50%	2026	$199	$199
Convertible senior debentures	Floating	–%	2035	–	24
	Floating	–%	2035	10	447
	Floating	–%	2036	64	64
	Floating	–%	2037	21	21
Medium-term notes	Fixed	1.125%-4.20%	2012-2015	8,280	4,880
	Floating	.66%	2012	500	4,435
Junior subordinated debentures	Fixed	5.54%-10.20%	2031-2067	3,985	4,559
Capitalized lease obligations, mortgage indebtedness and other (b)				(22)	(91)

Subtotal				13,037	14,538
Subsidiaries
Subordinated notes	Fixed	6.375%	2011	1,500	1,500
	Fixed	6.30%	2014	963	963
	Fixed	4.95%	2014	1,000	1,000
	Fixed	4.80%	2015	500	500
	Fixed	3.80%	2015	–	369
	Fixed	4.375%	2017	1,348	1,348
	Fixed	3.778%	2020	500	–
	Floating	.57%	2014	550	550
Federal Home Loan Bank advances	Fixed	.50%-8.25%	2011-2026	4,101	4,234
	Floating	.30%-.98%	2012-2017	4,332	6,833
Bank notes	Fixed	5.92%	2012	125	199
	Floating	.04%-.51%	2012-2048	1,157	213
Capitalized lease obligations, mortgage indebtedness and other (b)				2,424	333

Subtotal				18,500	18,042

Total				$31,537	$32,580

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.26 percent, 2.30 percent and .98 percent, respectively.
(b)	Other includes debt related to consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Convertible senior debentures issued by the Company pay interest on a quarterly basis until a specified period of time (five or nine years prior to the applicable maturity date). After this date, the Company will not pay interest on the debentures prior to maturity. On the maturity date or on any earlier redemption date, the holder will receive the original principal plus accrued interest. The debentures are convertible at any time on or prior to the maturity date. If the convertible senior debentures are converted, holders of the debentures will generally receive cash up to the accreted principal amount of the debentures plus, if the market price of the Company’s stock exceeds the conversion price in effect on the date of conversion, a number of shares of the Company’s common stock, or an equivalent amount of cash at the Company’s option, as determined in accordance with specified terms. The convertible senior debentures are callable by the Company and putable by the investors at a price equal to 100 percent of the accreted principal amount plus accrued and unpaid interest. During 2010, investors elected to put debentures with a principal amount of  $461 million back to the company. At December 31, 2010, the weighted average conversion price per share for all convertible issuances was  $42.33.
During 2010, the Company redeemed  $575 million of fixed-rate junior subordinated debentures issued to a wholly-owned trust formed for the purpose of issuing redeemable Income Trust Securities (“ITS”) to third-party investors. During 2009, the Company issued  $501 million of fixed-rate junior subordinated debentures to a separately formed wholly-owned trust for the purpose of issuing Company-obligated mandatorily redeemable preferred securities at an interest rate of 6.625 percent. Refer to Note 14, “Junior Subordinated Debentures” for further information on the nature and terms of these debentures. There were no issuances of junior subordinated debentures in 2010. There were no redemptions of junior subordinated debentures in 2009.
The Company has an arrangement with the Federal Home Loan Bank whereby the Company could have borrowed an additional  $18.7 billion and  $17.3 billion at December 31, 2010 and 2009, respectively, based on collateral available (residential and commercial mortgages).

Maturities of long-term debt outstanding at December 31, 2010, were:

	Parent
(Dollars in Millions)	Company	Consolidated

2011	$3	$1,949
2012	2,653	7,018
2013	2,847	3,351
2014	1,498	4,295
2015	1,746	3,050
Thereafter	4,290	11,874

Total	$13,037	$31,537

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2010
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures

Note 14    JUNIOR SUBORDINATED DEBENTURES

As of December 31, 2010, the Company sponsored, and wholly owned 100 percent of the common equity of, ten unconsolidated trusts that were formed for the purpose of issuing Company-obligated mandatorily redeemable preferred securities (“Trust Preferred Securities”) to third-party investors and investing the proceeds from the sale of the Trust Preferred Securities solely in junior subordinated debt securities of the Company (the “Debentures”). The Debentures held by the trusts, which totaled  $4 billion, are the sole assets of each trust. The Company’s obligations under the Debentures and related documents, taken together, constitute a full and unconditional guarantee by the Company of the obligations of the trusts. The guarantee covers the distributions and payments on liquidation or redemption of the Trust Preferred Securities, but only to the extent of funds held by the trusts. The Company has the right to redeem the Debentures in whole or in part, on or after specific dates, at a redemption price specified in the indentures plus any accrued but unpaid interest to the redemption date. The Company used the proceeds from the sales of the Debentures for general corporate purposes.
In connection with the formation of USB Capital IX, the trust issued redeemable ITS to third-party investors, investing the proceeds in Debentures issued by the Company and entered into stock purchase contracts to purchase preferred stock to be issued by the Company in the future. During 2010, the Company exchanged depositary shares representing an ownership interest in the Company’s Series A Non-Cumulative Perpetual Preferred Stock (“Series A Preferred Stock”) for a portion of the ITS issued by USB Capital IX, redeemed  $575 million of the Debentures and cancelled a pro-rata portion of the stock purchase contracts. The Company is required to make contract payments on the remaining stock purchase contracts of .65 percent, payable semi-annually, through a specified stock purchase date expected to be April 15, 2011. Subsequent to December 31, 2010, the remaining Debentures were sold to third-party investors to generate cash proceeds to be used to purchase the Company’s Series A Preferred Stock pursuant to the stock purchase contracts.

The following table is a summary of the Debentures included in long-term debt as of December 31, 2010:

		Securities	Debentures				Earliest
Issuance Trust (Dollars in Millions)	Issuance Date	Amount	Amount	Rate Type	Rate	Maturity Date	Redemption Date

USB Capital XIII	December 2009	$500	$501	Fixed	6.63	December 2039	December 15, 2014
USB Capital XII	February 2007	535	536	Fixed	6.30	February 2067	February 15, 2012
USB Capital XI	August 2006	765	766	Fixed	6.60	September 2066	September 15, 2011
USB Capital X	April 2006	500	501	Fixed	6.50	April 2066	April 12, 2011
USB Capital IX	March 2006	675	676	Fixed	5.54	April 2042	April 15, 2015
USB Capital VIII	December 2005	375	387	Fixed	6.35	December 2065	December 29, 2010
USB Capital VII	August 2005	300	309	Fixed	5.88	August 2035	August 15, 2010
USB Capital VI	March 2005	275	284	Fixed	5.75	March 2035	March 9, 2010
Vail Banks Statutory Trust II	March 2001	7	8	Fixed	10.18	June 2031	June 8, 2011
Vail Banks Statutory Trust I	February 2001	17	17	Fixed	10.20	February 2031	February 22, 2011

Total		$3,949	$3,985

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity [Abstract]
Shareholders' Equity

Note 15    SHAREHOLDERS’ EQUITY

At December 31, 2010 and 2009, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.9 billion shares of common stock outstanding at December 31, 2010 and 2009, and had 162 million shares reserved for future issuances, primarily under stock option plans and shares that may be issued in connection with the Company’s convertible senior debentures, at December 31, 2010.

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2010				2009
	Shares Issued	Liquidation		Carrying	Shares Issued	Liquidation		Carrying
December 31 (Dollars in Millions)	and Outstanding	Preference	Discount	Amount	and Outstanding	Preference	Discount	Amount
Series A	5,746	$575	$145	$430	–	$–	$–	$–
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	20,000	500	–	500	20,000	500	–	500

Total preferred stock (a)	65,746	$2,075	$145	$1,930	60,000	$1,500	$–	$1,500

(a) The par value of all shares issued and outstanding at December 31, 2010 and 2009, was  $1.00 a share.
The depositary shares issued by the Company in exchange for the USB Capital IX ITS represent an ownership interest in 5,746 shares of Series A Preferred Stock and have a liquidation preference of  $100,000 per share. The Series A Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable semi-annually, in arrears, at a rate per annum equal to 7.189 percent through a specified stock purchase date for the remaining untendered ITS expected to be April 15, 2011, and thereafter, payable quarterly, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option subsequent to the stock purchase date, subject to prior approval by the Federal Reserve Board.
On November 14, 2008, the Company issued 6.6 million shares of Series E Fixed Rate Cumulative Perpetual Preferred Stock (the “Series E Preferred Stock”) and a warrant to purchase 33 million shares of the Company’s common stock, at a price of  $30.29 per common share, to the U.S. Department of the Treasury under the Capital Purchase Program of the Emergency Economic Stabilization Act of 2008 for proceeds of  $6.6 billion. The Company allocated  $172 million of the proceeds to the warrant, with the resulting discount on the Series E Preferred Stock being accreted over five years and reported as a reduction to income applicable to common equity over that period. On June 17, 2009, the Company redeemed the Series E Preferred Stock. The Company included in its computation of earnings per diluted common share for the year ended December 31, 2009 the impact of a deemed dividend of  $154 million, representing the unaccreted preferred stock discount remaining on the redemption date. On July 15, 2009, the Company repurchased the warrant from the U.S. Department of the Treasury for  $139 million.

On March 27, 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B Non-Cumulative Perpetual Preferred Stock with a liquidation preference of  $25,000 per share (the “Series B Preferred Stock”), and on March 17, 2008, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series D Non-Cumulative Perpetual Preferred Stock with a liquidation preference of  $25,000 per share (the “Series D Preferred Stock”). The Series B Preferred Stock and Series D Preferred Stock have no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus .60 percent, or 3.50 percent on the Series B Preferred Stock, and 7.875 percent per annum on the Series D Preferred Stock. Both series are redeemable at the Company’s option, on or after specific dates, subject to the prior approval of the Federal Reserve Board.
During 2010, 2009 and 2008, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. As of December 31, 2010, the Company had approximately 20 million shares that may yet be purchased under the current Board of Director approved authorization.

The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value

2010	1	$16
2009	–	4
2008	2	91

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

	Transactions			Balances
(Dollars in Millions)	Pre-tax	Tax-effect	Net-of-tax	Net-of-Tax

2010
Changes in unrealized gains and losses on securities available-for-sale	$432	$(163)	$269	$(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	25	(41)	–
Unrealized loss on derivative hedges	(145)	56	(89)	(408)
Foreign currency translation	24	(10)	14	(39)
Realized loss on derivative hedges	–	–	–	(6)
Reclassification for realized gains	(75)	29	(46)	–
Change in retirement obligation	(150)	58	(92)	(803)

Total	$20	$(5)	$15	$(1,469)

2009
Changes in unrealized gains and losses on securities available-for-sale	$2,131	$(810)	$1,321	$(393)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(402)	153	(249)	–
Unrealized gain on derivative hedges	516	(196)	320	(319)
Foreign currency translation	40	(15)	25	(53)
Realized loss on derivative hedges	–	–	–	(8)
Reclassification for realized losses	456	(173)	283	–
Change in retirement obligation	290	(111)	179	(711)

Total	$3,031	$(1,152)	$1,879	$(1,484)

2008
Changes in unrealized gains and losses on securities available-for-sale	$(2,729)	$1,037	$(1,692)	$(1,745)
Unrealized loss on derivative hedges	(722)	274	(448)	(639)
Foreign currency translation	(117)	45	(72)	(78)
Realized loss on derivative hedges	(15)	6	(9)	(11)
Reclassification for realized losses	1,020	(388)	632	–
Change in retirement obligation	(1,357)	519	(838)	(890)

Total	$(3,920)	$1,493	$(2,427)	$(3,363)

Regulatory Capital The measures used to assess capital by bank regulatory agencies include two principal risk-based ratios, Tier 1 and total risk-based capital. Tier 1 capital is considered core capital and includes common shareholders’ equity plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries (subject to certain limitations), and is adjusted for the aggregate impact of certain items included in other comprehensive income (loss). Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Both measures are stated as a percentage of risk-adjusted assets, which are measured based on their perceived credit risk and include certain off-balance sheet exposures, such as unfunded loan commitments, letters of credit, and derivative contracts. The Company is also subject to a leverage ratio requirement, a non risk-based asset ratio, which is defined as Tier 1 capital as a percentage of average assets adjusted for goodwill and other non-qualifying intangibles and other assets.
For a summary of the regulatory capital requirements and the actual ratios as of December 31, 2010 and 2009, for the Company and its bank subsidiaries, see Table 20 included in Management’s Discussion and Analysis, which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides the components of the Company’s regulatory capital:

	December 31
(Dollars in Millions)	2010	2009

Tier 1 Capital
Common shareholders’ equity	$27,589	$24,463
Qualifying preferred stock	1,930	1,500
Qualifying trust preferred securities	3,949	4,524
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	692	692
Less intangible assets
Goodwill (net of deferred tax liability)	(8,337)	(8,482)
Other disallowed intangible assets	(1,097)	(1,322)
Other (a)	1,221	1,235

Total Tier 1 Capital	25,947	22,610
Tier 2 Capital
Eligible portion of allowance for credit losses	3,125	2,969
Eligible subordinated debt	3,943	4,874
Other	18	5

Total Tier 2 Capital	7,086	7,848

Total Risk Based Capital	$33,033	$30,458

Risk-Weighted Assets	$247,619	$235,233

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.
Noncontrolling interests principally represent preferred stock of consolidated subsidiaries. During 2006, the Company’s primary banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares of Fixed-to-Floating Rate Exchangeable Non-cumulative Perpetual Series A Preferred Stock with a liquidation preference of  $100,000 per share (“Series A Preferred Securities”) to third-party investors, and investing the proceeds in certain assets, consisting predominately of mortgage-backed securities from the Company. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum of 6.091 percent from December 22, 2006 to, but excluding, January 15, 2012. After January 15, 2012, the rate will be equal to three-month LIBOR for the related dividend period plus 1.147 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.
The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on the dividend payment date occurring in January 2012 and each fifth anniversary thereafter, or in whole but not in part, at the option of USB Realty Corp. on any dividend date before or after January 2012 that is not a five-year date. Any redemption will be subject to the approval of the Office of the Comptroller of the Currency.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share

Note 16    EARNINGS PER SHARE

The components of earnings per share were:

(Dollars and Shares in Millions, Except Per Share Data)	2010	2009	2008

Net income attributable to U.S. Bancorp	$3,317	$2,205	$2,946
Preferred dividends	(89)	(228)	(119)
Equity portion of gain on ITS exchange transaction, net of tax	118	–	–
Accretion of preferred stock discount	–	(14)	(4)
Deemed dividend on preferred stock redemption	–	(154)	–
Earnings allocated to participating stock awards	(14)	(6)	(4)

Net income applicable to U.S. Bancorp common shareholders	$3,332	$1,803	$2,819

Average common shares outstanding	1,912	1,851	1,742
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	8	14

Average diluted common shares outstanding	1,921	1,859	1,756

Earnings per common share	$1.74	$.97	$1.62
Diluted earnings per common share	$1.73	$.97	$1.61

Options and warrants outstanding at December 31, 2010, 2009 and 2008, to purchase 56 million, 70 million and 67 million common shares, respectively, were not included in the computation of diluted earnings per share for the years ended December 31, 2010, 2009 and 2008, respectively, because they were antidilutive. Convertible senior debentures that could potentially be converted into shares of the Company’s common stock pursuant to specified formulas, were not included in the computation of diluted earnings per share because they were antidilutive.

Employee Benefits	12 Months Ended
Dec. 31, 2010
Employee Benefits [Abstract]
Employee Benefits

Note 17    EMPLOYEE BENEFITS

Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested, at the employees’ direction, among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of an employee’s eligible annual compensation. The Company’s matching contribution vests immediately. Although the matching contribution is initially invested in the Company’s common stock, an employee can reinvest the matching contribution among various investment alternatives. Total expense was  $96 million,  $78 million and  $76 million in 2010, 2009 and 2008, respectively.

Pension Plans The Company has qualified noncontributory defined benefit pension plans that provide benefits to substantially all its employees. Pension benefits are provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. As a result of plan mergers, pension benefits may also be provided using two cash balance benefit formulas where only investment or interest credits continue to be credited to participants’ accounts. Employees become vested upon completing five years of vesting service. Effective January 1, 2010, the Company established a new cash balance formula for certain current and all future eligible employees. Participants receive annual pay credits based on eligible pay multiplied by a percentage determined by their age and years of service. Participants also receive an annual interest credit. This new plan formula resulted in a  $35 million reduction of the 2009 projected benefit obligation.
In general, the Company’s qualified pension plans’ objectives include maintaining a funded status sufficient to meet participant benefit obligations over time while reducing long-term funding requirements and pension costs. The Company has an established process for evaluating all the plans, their performance and significant plan assumptions, including the assumed discount rate and the long-term rate of return (“LTROR”). Annually, the Company’s Compensation and Human Resources Committee (the “Committee”), assisted by outside consultants, evaluates plan objectives, funding policies and plan investment policies considering its long-term investment time horizon and asset allocation strategies. The process also evaluates significant plan assumptions. Although plan assumptions are established annually, the Company may update its analysis on an interim basis in order to be responsive to significant events that occur during the year, such as plan mergers and amendments.
The Company’s funding policy is to contribute amounts to its plans sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended by the Pension Protection Act, plus such additional amounts as the Company determines to be appropriate. The Company made no contributions to the qualified pension plans in 2010 or 2009, and anticipates no contributions in 2011. Any contributions made to the qualified plans are invested in accordance with established investment policies and asset allocation strategies.
In addition to the funded qualified pension plans, the Company maintains non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the present value of the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2011, the Company expects to contribute  $24 million to its non-qualified pension plans which equals the expected benefit payments.

Postretirement Welfare Plan In addition to providing pension benefits, the Company provides health care and death benefits to certain retired employees. Generally, all active employees may become eligible for retiree health care benefits by meeting defined age and service requirements. The Company may also subsidize the cost of coverage for employees meeting certain age and service requirements. The medical plan contains other cost-sharing features such as deductibles and coinsurance. The estimated cost of these retiree benefit payments is accrued during the employees’ active service. In 2011, the Company expects to make no contributions to its postretirement welfare plan.

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the consolidated balance sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2010	2009	2010	2009
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$2,496	$2,368	$186	$176
Service cost	93	80	7	6
Interest cost	155	152	11	11
Plan participants’ contributions	–	–	11	10
Plan amendments	–	(35)	–	–
Actuarial loss (gain)	309	49	(11)	6
Benefit payments	(124)	(118)	(25)	(26)
Federal subsidy on benefits paid	–	–	2	3

Benefit obligation at end of measurement period (a)	$2,929	$2,496	$181	$186

Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$2,089	$1,699	$144	$158
Actual return on plan assets	321	489	–	1
Employer contributions	19	19	1	1
Plan participants’ contributions	–	–	11	10
Benefit payments	(124)	(118)	(25)	(26)

Fair value at end of measurement period	$2,305	$2,089	$131	$144

Funded (Unfunded) Status	$(624)	$(407)	$(50)	$(42)

Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$6	$5	$–	$–
Current benefit liability	(24)	(21)	–	–
Noncurrent benefit liability	(606)	(391)	(50)	(42)

Recognized amount	$(624)	$(407)	$(50)	$(42)

Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,398)	$(1,259)	$63	$62
Net prior service credit (cost)	35	47	1	2
Net transition asset (obligation)	–	–	(1)	(2)

Recognized amount	$(1,363)	$(1,212)	$63	$62

(a)	At December 31, 2010 and 2009, the accumulated benefit obligation for all pension plans was $2.7 billion and $2.4 billion, respectively.

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2010	2009

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$2,895	$2,464
Fair value of plan assets	2,265	2,052
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	2,698	2,349
Fair value of plan assets	2,265	2,052

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2010	2009	2008	2010	2009	2008
Components Of Net Periodic Benefit Cost
Service cost	$93	$80	$76	$7	$6	$6
Interest cost	155	152	141	11	11	12
Expected return on plan assets	(215)	(215)	(224)	(5)	(5)	(6)
Prior service cost (credit) and transition obligation (asset) amortization	(12)	(6)	(6)	–	–	–
Actuarial loss (gain) amortization	64	49	32	(5)	(7)	(4)

Net periodic benefit cost	$85	$60	$19	$8	$5	$8

Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(203)	$230	$(1,419)	$6	$(11)	$35
Net actuarial loss (gain) amortized during the year	64	49	32	(5)	(7)	(4)
Net prior service credit (cost) arising during the year	–	35	–	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(12)	(6)	(6)	–	–	–

Total recognized in other comprehensive income (loss)	$(151)	$308	$(1,393)	$1	$(18)	$31

Total recognized in net periodic benefit cost and other comprehensive income (loss) (a)(b)	$(236)	$248	$(1,412)	$(7)	$(23)	$23

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2011 are $125 million and $(9) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2011 is $(6) million.

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2010	2009	2010	2009
Discount rate (a)	5.7%	6.2%	4.9%	5.6%
Rate of compensation increase (b)	4.0	3.0	*	*

Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			14.0	14.0
Effect on accumulated postretirement benefit obligation
One percent increase			$10	$8
One percent decrease			(9)	(8)

(a)	For 2010, the discount rates were developed using Towers Watson’s cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.0, 11.0 and 7.7 years, respectively. For 2009, the discount rates were developed using Towers Watson’s cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 13.4, 10.5 and 8.2 years, respectively.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2010	2009	2008	2010	2009	2008
Discount rate (a)	6.2%	6.4%	6.3%	5.6%	6.3%	6.1%
Expected return on plan assets (b)	8.5	8.5	8.9	3.5	3.5	3.5
Rate of compensation increase (c)	3.0	3.0	3.2	*	*	*

Health care cost trend rate (d)
Prior to age 65				8.0%	7.0%	8.0%
After age 65				14.0	21.0	9.0
Effect on total of service cost and interest cost
One percent increase				$–	$1	$1
One percent decrease				–	(1)	(1)

(a)	See footnote (a) in previous table (weighted average assumptions used to determine the projected benefit obligations).
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions, historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2010 expected long-term rates of return reflect current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the U.S. and in foreign countries.
Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. While an asset allocation including debt securities and other assets generally has lower volatility and may provide protection in a declining interest rate environment, it limits the pension plans’ long-term up-side potential. Given the pension plans’ investment horizon and the financial viability of the Company to meet its funding objectives, the Committee has determined that an asset allocation strategy investing principally in equities diversified among various domestic equity categories and international equities is appropriate. The target asset allocation for the Company’s qualified pension plans is 55 percent domestic large cap equities, 19 percent domestic mid cap equities, 6 percent domestic small cap equities and 20 percent international equities.
At December 31, 2010 and 2009, plan assets of the qualified pension plans included mutual funds that have asset management arrangements with related parties totaling  $512 million and  $1.1 billion, respectively.
Under a contractual agreement with U.S. Bancorp Asset Management, Inc., an affiliate of the Company, certain plan assets are lent to qualified borrowers on a short-term basis in exchange for investment fee income. These borrowers collateralize the loaned securities with either cash or non-cash securities. Cash collateral held at December 31, 2010 and 2009 totaled  $232 million and  $121 million, respectively, with corresponding obligations to return the cash collateral of  $240 million and  $131 million, respectively.
Per authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 21 for further discussion on these levels.
The assets of the qualified pension plans and postretirement welfare plan include investments in equity securities and mutual funds whose fair values are determined based on quoted market prices and classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest a majority of securities purchased with cash collateral from its securities lending arrangement in a money market mutual fund whose fair value is determined based on quoted prices in markets that are not active and therefore is classified as Level 2. Additionally, the qualified pension plans have investments in limited partnership interests and debt securities whose fair values are determined by the Company by analyzing the limited partnerships’ audited financial statements and by averaging the prices obtained from independent pricing services, respectively. These securities are categorized as Level 3.

The following table summarizes the plans’ investment assets measured at fair value at December 31:

							Postretirement
	Pension Plans						Welfare Plan
	2010			2009			2010	2009
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Domestic equity securities
Large cap	$1,174	$–	$–	$1,056	$–	$–	$–	$–
Mid cap	373	–	–	397	–	–	–	–
Small cap	142	–	–	126	–	–	–	–
International equity securities	537	–	–	442	–	–	–	–
Debt securities	–	–	8	–	17	7	–	–
Real estate	51	–	–	40	–	–	–	–
Money market mutual fund	–	224	–	–	97	–	–	–
Cash and cash equivalents	30	–	–	22	–	–	131	144
Other	–	–	6	–	–	6	–	–

Total	$2,307	$224	$14	$2,083	$114	$13	$131	$144

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2010		2009
	Debt		Debt
(Dollars in Millions)	Securities	Other	Securities	Other
Balance at beginning of period	$7	$6	$–	$9
Unrealized gains (losses) relating to assets still held at end of year	3	–	1	(3)
Purchases, sales, principal payments, issuances, and settlements	(2)	–	(3)	–
Transfers into level 3	–	–	9	–

Balance at end of period	$8	$6	$7	$6

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

	Pension	Postretirement	Medicare
(Dollars in Millions)	Plans	Welfare Plan (a)	Part D Subsidy

2011	$148	$16	$2
2012	143	17	2
2013	149	19	3
2014	156	20	3
2015	162	21	3
2016 – 2020	917	104	–

(a)	Net of retiree contributions and before Medicare Part D subsidy.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 18    STOCK-BASED COMPENSATION

As part of its employee and director compensation programs, the Company may grant certain stock awards under the provisions of the existing stock compensation plans, including plans assumed in acquisitions. The plans provide for grants of options to purchase shares of common stock at a fixed price equal to the fair value of the underlying stock at the date of grant. Option grants are generally exercisable up to ten years from the date of grant. In addition, the plans provide for grants of shares of common stock or stock units that are subject to restriction on transfer prior to vesting. Most stock and unit awards vest over three to five years and are subject to forfeiture if certain vesting requirements are not met. Stock incentive plans of acquired companies are generally terminated at the merger closing dates. Option holders under such plans receive the Company’s common stock, or options to buy the Company’s stock, based on the conversion terms of the various merger agreements. At December 31, 2010, there were 69 million shares (subject to adjustment for forfeitures) available for grant under various plans.

STOCK OPTION AWARDS

The following is a summary of stock options outstanding and exercised under various stock options plans of the Company:

			Weighted-Average	Aggregate
	Stock	Weighted-Average	Remaining	Intrinsic Value
Year Ended December 31	Options/Shares	Exercise Price	Contractual Term	(In millions)

2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03

Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)
2009
Number outstanding at beginning of period	82,293,011	$29.08
Granted	14,316,237	12.04
Exercised	(1,085,328)	19.98
Cancelled (a)	(7,144,451)	28.33

Number outstanding at end of period (b)	88,379,469	$26.49	6.1	$(352)
Exercisable at end of period	50,538,048	$27.52	4.5	$(253)
2008
Number outstanding at beginning of period	91,211,464	$27.22
Granted	22,464,085	32.19
Exercised	(28,528,238)	25.27
Cancelled (a)	(2,854,300)	31.94

Number outstanding at end of period (b)	82,293,011	$29.08	6.0	$(335)
Exercisable at end of period	43,787,801	$26.11	4.0	$(48)

(a)	Options cancelled includes both non-vested (i.e., forfeitures) and vested options.

(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Stock-based compensation expense is based on the estimated fair value of the award at the date of grant or modification. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, requiring the use of subjective assumptions. Because employee stock options have characteristics that differ from those of traded options, including vesting provisions and trading limitations that impact their liquidity, the determined value used to measure compensation expense may vary from their actual fair value. The following table includes the weighted average estimated fair value and assumptions utilized by the Company for newly issued grants:

	2010	2009	2008

Estimated fair value	$8.36	$3.39	$3.55
Risk-free interest rates	2.5%	1.8%	3.4%
Dividend yield	3.0%	4.2%	4.8%
Stock volatility factor	.47	.44	.19
Expected life of options (in years)	5.5	5.5	5.0

Expected stock volatility is based on several factors including the historical volatility of the Company’s stock, implied volatility determined from traded options and other factors. The Company uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected life of the options is based on the U.S. Treasury yield curve in effect on the date of grant. The expected dividend yield is based on the Company’s expected dividend yield over the life of the options.

The following summarizes certain stock option activity of the Company:

(Dollars in Millions)	2010	2009	2008

Fair value of options vested	$61	$74	$67
Intrinsic value of options exercised	35	3	262
Cash received from options exercised	112	22	651
Tax benefit realized from options exercised	13	1	99

To satisfy option exercises, the Company predominantly uses treasury stock.

Additional information regarding stock options outstanding as of December 31, 2010, is as follows:

	Outstanding Options			Exercisable Options
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
		Contractual	Exercise		Exercise
Range of Exercise Prices	Shares	Life (Years)	Price	Shares	Price
$11.02 – $15.00	11,778,734	8.1	$11.43	2,304,680	$11.54
$15.01 – $20.00	3,951,661	1.5	19.03	3,730,778	19.11
$20.01 – $25.00	15,288,993	3.9	22.68	10,205,513	22.11
$25.01 – $30.00	14,970,270	4.4	29.23	14,331,081	29.37
$30.01 – $35.00	29,593,767	6.2	31.71	19,341,817	31.44
$35.01 – $36.25	10,039,280	5.9	36.06	7,628,196	36.06

	85,622,705	5.5	$26.80	57,542,065	$28.28

RESTRICTED STOCK AND UNIT AWARDS

A summary of the status of the Company’s restricted shares of stock is presented below:

	2010		2009		2008
		Weighted-		Weighted-		Weighted-
		Average Grant-		Average Grant-		Average Grant-
Year Ended December 31	Shares	Date Fair Value	Shares	Date Fair Value	Shares	Date Fair Value
Nonvested Shares
Outstanding at beginning of period	6,788,203	$16.68	2,420,535	$32.42	2,368,085	$31.45
Granted	4,398,660	24.05	5,435,363	12.09	1,132,239	32.24
Vested	(1,862,228)	18.71	(869,898)	31.84	(958,729)	29.78
Cancelled	(513,608)	20.00	(197,797)	16.52	(121,060)	32.69

Outstanding at end of period	8,811,027 (a)	$19.74	6,788,203	$16.68	2,420,535	$32.42

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.

The total fair value of shares vested was  $44 million,  $12 million, and  $29 million for 2010, 2009 and 2008, respectively. Stock-based compensation expense was  $113 million,  $89 million and  $85 million for 2010, 2009 and 2008, respectively. On an after-tax basis, stock-based compensation was  $70 million,  $55 million and  $53 million for 2010, 2009, and 2008, respectively. As of December 31, 2010, there was  $162 million of total unrecognized compensation cost related to nonvested share-based arrangements granted under the plans. That cost is expected to be recognized over a weighted-average period of 2.4 years as compensation expense.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

Note 19    INCOME TAXES

The components of income tax expense were:

(Dollars in Millions)	2010	2009	2008

Federal
Current	$1,105	$765	$1,832
Deferred	(339)	(499)	(958)

Federal income tax	766	266	874
State
Current	200	175	300
Deferred	(31)	(46)	(87)

State income tax	169	129	213

Total income tax provision	$935	$395	$1,087

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

(Dollars in Millions)	2010	2009	2008

Tax at statutory rate	$1,470	$921	$1,435
State income tax, at statutory rates, net of federal tax benefit	110	84	138
Tax effect of
Tax credits, net of related expenses	(462)	(421)	(301)
Tax-exempt income	(214)	(202)	(173)
Noncontrolling interests	18	(11)	(24)
Other items	13	24	12

Applicable income taxes	$935	$395	$1,087

The tax effects of fair value adjustments on securities available-for-sale, derivative instruments in cash flow hedges and certain tax benefits related to stock options are recorded directly to shareholders’ equity as part of other comprehensive income (loss).
In preparing its tax returns, the Company is required to interpret complex tax laws and regulations and utilize income and cost allocation methods to determine its taxable income. On an ongoing basis, the Company is subject to examinations by federal, state and local government taxing authorities that may give rise to differing interpretations of these complex laws, regulations and methods. Due to the nature of the examination process, it generally takes years before these examinations are completed and matters are resolved. Included in earnings for 2010, 2009 and 2008 were changes in income tax expense and associated liabilities related to the resolution of various state income tax examinations which cover varying years from 2001 through 2008 in different states. The resolution of these cycles was the result of negotiations held between the Company and representatives of various taxing authorities throughout the examinations. Federal tax examinations for all years ending through December 31, 2006, are completed and resolved. During 2010, the Internal Revenue Service began its examination of the Company’s tax returns for the years ended December 31, 2007 and 2008. The years open to examination by state and local government authorities vary by jurisdiction.

A reconciliation of the changes in the federal, state and foreign unrecognized tax positions balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Balance at beginning of period	$440	$283	$296
Additions for tax positions taken in prior years	116	31	49
Additions for tax positions taken in the current year	30	145	8
Exam resolutions	–	(12)	(63)
Statute expirations	(54)	(7)	(7)

Balance at end of period	$532	$440	$283

The total amount of unrecognized tax positions that, if recognized, would impact the effective income tax rate as of December 31, 2010, 2009 and 2008, were  $253 million,  $202 million and  $187 million, respectively. The Company classifies interest and penalties related to unrecognized tax positions as a component of income tax expense. During the years ended December 31, 2010, 2009 and 2008 the Company recognized approximately  $(6) million,  $13 million and  $19 million, respectively, in interest and had approximately  $49 million accrued at December 31, 2010. The ultimate deductibility is highly certain, however the timing of deductibility is uncertain.
While certain examinations may be concluded, statutes may lapse or other developments may occur, the Company does not believe a significant increase or decrease in the uncertain tax positions will occur over the next twelve months.
Deferred income tax assets and liabilities reflect the tax effect of estimated temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for the same items for income tax reporting purposes.

The significant components of the Company’s net deferred tax asset (liability) as of December 31 were:

(Dollars in Millions)	2010	2009

Deferred Tax Assets
Allowance for credit losses	$2,100	$2,147
Securities available-for-sale and financial instruments	393	359
Accrued expenses	317	275
Stock compensation	201	184
Pension and postretirement benefits	113	25
Federal, state and foreign net operating loss carryforwards	52	58
Partnerships and other investment assets	429	120
Other deferred tax assets, net	284	79

Gross deferred tax assets	3,889	3,247
Deferred Tax Liabilities
Leasing activities	(2,269)	(2,319)
Goodwill and other intangible assets	(407)	(280)
Mortgage servicing rights	(311)	(394)
Loans	(139)	(129)
Fixed assets	(113)	(71)
Other deferred tax liabilities, net	(176)	(188)

Gross deferred tax liabilities	(3,415)	(3,381)
Valuation allowance	(50)	(56)

Net Deferred Tax Asset (Liability)	$424	$(190)

The Company has established a valuation allowance to offset deferred tax assets related to federal, state and foreign net operating loss carryforwards which are subject to various limitations under the respective income tax laws and some of which may expire unused. The Company has approximately  $573 million of federal, state and foreign net operating loss carryforwards which expire at various times through 2024. Management has determined a valuation reserve is not required for the remaining deferred tax assets because it is more likely than not these assets could be realized through carry back to taxable income in prior years, future reversals of existing taxable temporary differences and future taxable income.
Certain events covered by Internal Revenue Code section 593(e) will trigger a recapture of base year reserves of acquired thrift institutions. The base year reserves of acquired thrift institutions would be recaptured if an entity ceases to qualify as a bank for federal income tax purposes. The base year reserves of thrift institutions also remain subject to income tax penalty provisions that, in general, require recapture upon certain stock redemptions of, and excess distributions to, stockholders. At December 31, 2010, retained earnings included approximately  $102 million of base year reserves for which no deferred federal income tax liability has been recognized.

Derivative Instruments	12 Months Ended
Dec. 31, 2010
Derivative Instruments [Abstract]
Derivative Instruments

Note 20    DERIVATIVE INSTRUMENTS

The Company recognizes all derivatives in the consolidated balance sheet at fair value as other assets or liabilities. On the date the Company enters into a derivative contract, the derivative is designated as either a hedge of the fair value of a recognized asset or liability (“fair value hedge”); a hedge of a forecasted transaction or the variability of cash flows to be paid related to a recognized asset or liability (“cash flow hedge”); a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”); or a designation is not made as it is a customer accommodation, an economic hedge for asset/liability risk management purposes or another stand-alone derivative created through the Company’s operations (“free-standing derivative”).
Of the Company’s  $47.0 billion of total notional amount of asset and liability management positions at December 31, 2010,  $8.4 billion was designated as a fair value, cash flow or net investment hedge. When a derivative is designated as a fair value, cash flow or net investment hedge, the Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).

Fair Value Hedges These derivatives are primarily interest rate swaps that hedge the change in fair value related to interest rate changes of underlying fixed-rate debt and junior subordinated debentures. Changes in the fair value of derivatives designated as fair value hedges, and changes in the fair value of the hedged items, are recorded in earnings. All fair value hedges were highly effective for the year ended December 31, 2010, and the change in fair value attributed to hedge ineffectiveness was not material.

Cash Flow Hedges These derivatives are interest rate swaps that are hedges of the forecasted cash flows from the underlying variable-rate debt. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) until expense from the cash flows of the hedged items is realized. If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately. At December 31, 2010, the Company had  $414 million (net-of-tax) of realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared with  $327 million (net-of-tax) at December 31, 2009. The estimated amount to be reclassified from other comprehensive income (loss) into earnings during the next 12 months is a loss of  $133 million (net-of-tax). This includes gains and losses related to hedges that were terminated early for which the forecasted transactions are still probable. All cash flow hedges were highly effective for the year ended December 31, 2010, and the change in fair value attributed to hedge ineffectiveness was not material.

Net Investment Hedges The Company uses forward commitments to sell specified amounts of certain foreign currencies to hedge the volatility of its investment in foreign operations driven by fluctuations in foreign currency exchange rates. The net amount of related gains or losses included in the cumulative translation adjustment for the year ended December 31, 2010 was not material.

Other Derivative Positions The Company enters into free-standing derivatives to mitigate interest rate risk and for other risk management purposes. These derivatives include forward commitments to sell residential mortgage loans, which are used to economically hedge the interest rate risk related to residential mortgage loans held for sale. The Company also enters into U.S. Treasury futures, options on U.S. Treasury futures contracts, interest rate swaps and forward commitments to buy residential mortgage loans to economically hedge the change in the fair value of the Company’s residential MSRs. In addition, the Company acts as a seller and buyer of interest rate derivatives and foreign exchange contracts to accommodate its customers. To mitigate the market and liquidity risk associated with these customer accommodation derivatives, the Company enters into similar offsetting positions. The Company also has derivative contracts that are created through its operations, including commitments to originate mortgage loans held-for-sale and certain derivative financial guarantee contracts.
For additional information on the Company’s purpose for entering into derivative transactions and its overall risk management strategies, refer to “Management Discussion and Analysis — Use of Derivatives to Manage Interest Rate and Other Risks” which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides information on the fair value of the Company’s derivative positions:

	December 31, 2010		December 31, 2009
	Asset	Liability	Asset	Liability
(Dollars in Millions)	Derivatives	Derivatives	Derivatives	Derivatives
Total fair value of derivative positions	$1,799	$2,174	$1,582	$1,854
Netting (a)	(280)	(1,163)	(421)	(995)

Total	$1,519	$1,011	$1,161	$859

Note: The fair value of asset and liability derivatives are included in Other assets and Other liabilities on the Consolidated Balance Sheet, respectively.

(a)	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. Authoritative accounting guidance permits the netting of derivative receivables and payables when a legally enforceable master netting agreement exists between the Company and a derivative counterparty. A master netting agreement is an agreement between two counterparties who have multiple derivative contracts with each other that provide for the net settlement of contracts through a single payment, in a single currency, in the event of default on or termination of any one contract. At December 31, 2010, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $55 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $936 million. At December 31, 2009, the amount of cash collateral posted by counterparties that was netted against derivative assets was $116 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $691 million.

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
			Weighted-Average			Weighted-Average
			Remaining			Remaining
	Notional	Fair	Maturity	Notional	Fair	Maturity
(Dollars in Millions)	Value	Value	In Years	Value	Value	In Years
December 31, 2010
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$1,800	$72	55.75	$–	$–	–
Foreign exchange cross-currency swaps	891	70	6.17	445	–	6.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	688	5.03
Net investment hedges
Foreign exchange forward contracts	512	3	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,879	20	.10	6,312	79	.05
Sell	9,082	207	.07	6,002	51	.09
Options
Purchased	1,600	–	.06	–	–	–
Written	6,321	23	.07	1,348	9	.07
Receive fixed/pay floating swaps	2,250	3	10.22	–	–	–
Foreign exchange forward contracts	158	1	.09	694	6	.09
Equity contracts	61	3	1.60	–	–	–
Credit contracts	650	2	3.22	1,183	7	2.71
December 31, 2009
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	3,235	70	32.71	1,950	32	20.52
Foreign exchange cross-currency swaps	1,864	272	6.81	–	–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	8,363	556	3.58
Net investment hedges
Foreign exchange forward contracts	536	15	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	1,250	6	.07	9,862	190	.05
Sell	7,533	91	.11	1,260	3	.06
Options
Purchased	5,250	–	.06	–	–	–
Written	2,546	9	.08	594	2	.09
Foreign exchange forward contracts	113	1	.08	293	2	.08
Equity contracts	27	2	1.58	29	1	.29
Credit contracts	863	2	3.68	1,261	1	3.05

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
			Weighted-Average			Weighted-Average
			Remaining			Remaining
	Notional	Fair	Maturity	Notional	Fair	Maturity
(Dollars in Millions)	Value	Value	In Years	Value	Value	In Years
December 31, 2010
Interest rate contracts
Receive fixed/pay floating swaps	$15,730	$956	4.64	$1,294	$21	6.01
Pay fixed/receive floating swaps	1,315	24	6.12	15,769	922	4.68
Options
Purchased	2,024	13	1.98	115	12	.36
Written	472	12	.26	1,667	13	2.35
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,772	384	.74	7,694	360	.75
Options
Purchased	224	6	.40	–	–	–
Written	–	–	–	224	6	.40
December 31, 2009
Interest rate contracts
Receive fixed/pay floating swaps	18,700	854	4.46	1,083	19	7.00
Pay fixed/receive floating swaps	1,299	24	7.36	18,490	821	4.45
Options
Purchased	1,841	20	1.68	231	12	.85
Written	477	12	.56	1,596	20	1.90
Foreign exchange rate contracts
Forwards, spots and swaps (a)	5,607	193	.46	5,563	184	.45
Options
Purchased	311	11	.64	–	–	–
Written	–	–	–	311	11	.64

(a)	Reflects the net of long and short positions.

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax):

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)		Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
Year Ended December 31 (Dollars in Millions)	2010	2009	2010	2009
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps (a)	$(235)	$114	$(148)	$(209)
Net investment hedges
Foreign exchange forward contracts	(25)	(44)	–	–

Note: Ineffectiveness on cash flow and net investment hedges was not material for the year ended December 31, 2010.

(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income (expense) on long-term debt.

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions:

		Gains (Losses)
		Recognized in Earnings

	Location of Gains (Losses)
Year Ended December 31 (Dollars in Millions)	Recognized in Earnings	2010	2009

Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$(31)	$(27)
Foreign exchange cross-currency swaps	Other noninterest income	(193)	115
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	831	184
Purchased and written options	Mortgage banking revenue	425	300
Foreign exchange forward contracts	Commercial products revenue	(16)	(46)
Equity contracts	Compensation expense	1	(22)
Credit contracts	Other noninterest income/expense	(6)	29
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	201	(658)
Pay fixed/receive floating swaps	Other noninterest income	(196)	696
Purchased and written options	Other noninterest income	1	(1)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	49	49
Purchased and written options	Commercial products revenue	1	1

(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $35 million and $193 million for the year ended December 31, 2010, respectively, and $25 million and $(114) million for the year ended December 31, 2009, respectively. The ineffective portion was immaterial for the years ended December 31, 2010 and 2009.

Derivatives are subject to credit risk associated with counterparties to the derivative contracts. The Company measures that credit risk based on its assessment of the probability of counterparty default and includes that within the fair value of the derivative. The Company manages counterparty credit risk through diversification of its derivative positions among various counterparties, by entering into master netting agreements where possible and by requiring collateral agreements which allow the Company to call for immediate, full collateral coverage when credit-rating thresholds are triggered by counterparties.
The Company’s collateral agreements are bilateral and, therefore, contain provisions that require collateralization of the Company’s net liability derivative positions. Required collateral coverage is based on certain net liability thresholds and contingent upon the Company’s credit rating from two of the nationally recognized statistical rating organizations. If the Company’s credit rating were to fall below credit ratings thresholds established in the collateral agreements, the counterparties to the derivatives could request immediate full collateral coverage for derivatives in net liability positions. The aggregate fair value of all derivatives under collateral agreements that were in a net liability position at December 31, 2010, was  $1.4 billion. At December 31, 2010, the Company had  $936 million of cash posted as collateral against this net liability position.

Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Fair Values of Assets and Liabilities [Abstract]
Fair Values of Assets and Liabilities

Note 21	FAIR VALUES OF ASSETS AND LIABILITIES

The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, certain mortgage loans held for sale (“MLHFS”) and MSRs are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets.
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of nonperformance.
The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury and exchange-traded instruments.

•	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are valued using third-party pricing services; derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes residential MSRs, certain debt securities, including the Company’s SIV-related securities and non-agency mortgaged-backed securities, and certain derivative contracts.

When the Company changes its valuation inputs for measuring financial assets and financial liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. For the years ended December 31, 2010 and 2009, there were no significant transfers of financial assets or financial liabilities between the hierarchy levels, except for the transfer of non-agency mortgage-backed securities from Level 2 to Level 3 in the first quarter of 2009, as discussed below.
The following section describes the valuation methodologies used by the Company to measure financial assets and liabilities at fair value and for estimating fair value for financial instruments not recorded at fair value as required under disclosure guidance related to the fair value of financial instruments. In addition, for financial assets and liabilities measured at fair value, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the description includes information about the valuation models and key inputs to those models.

Cash and Cash Equivalents The carrying value of cash, amounts due from banks, federal funds sold and securities purchased under resale agreements was assumed to approximate fair value.

Investment Securities When available, quoted market prices are used to determine the fair value of investment securities and such items are classified within Level 1 of the fair value hierarchy.

For other securities, the Company determines fair value based on various sources and may apply matrix pricing with observable prices for similar securities where a price for the identical security is not observable. Prices are verified, where possible, to prices of observable market trades as obtained from independent sources. Securities measured at fair value by such methods are classified within Level 2.
The fair value of securities for which there are no market trades, or where trading is inactive as compared to normal market activity, are classified within Level 3. Securities classified within Level 3 include non-agency mortgage-backed securities, non-agency commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and collateralized loan obligations, certain corporate debt securities and SIV-related securities. Beginning in the first quarter of 2009, due to the limited number of trades of non-agency mortgage-backed securities and lack of reliable evidence about transaction prices, the Company determines the fair value of these securities using a cash flow methodology and incorporating observable market information, where available. The use of a cash flow methodology resulted in the Company transferring some non-agency mortgage-backed securities to Level 3 in the first quarter of 2009. This transfer did not impact earnings and was not significant to shareholders’ equity of the Company or the carrying amount of the securities.
Cash flow methodologies and other market valuation techniques involving management judgment use assumptions regarding housing prices, interest rates and borrower performance. Inputs are refined and updated to reflect market developments. The primary valuation drivers of these securities are the prepayment rates, default rates and default severities associated with the underlying collateral, as well as the discount rate used to calculate the present value of the projected cash flows.

The following table shows the valuation assumption ranges for Level 3 available-for-sale non-agency mortgage-backed securities at December 31, 2010:

	Prime (a)			Non-prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
Estimated lifetime prepayment rates	4%	28%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	1	–	20	8
Lifetime loss severity rates	16	100	41	10	88	56
Discount margin	3	30	6	3	40	11

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Certain mortgage loans held for sale MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. Included in mortgage banking revenue was a  $125 million net loss and a  $206 million net gain, for the years ended December 31, 2010 and 2009, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial. The fair value of MLHFS was  $8.1 billion as of December 31, 2010, which exceeded the unpaid principal balance by  $66 million as of that date. Interest income for MLHFS is measured based on contractual interest rates and reported as interest income in the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.

Loans The loan portfolio includes adjustable and fixed-rate loans, the fair value of which was estimated using discounted cash flow analyses and other valuation techniques. The expected cash flows of loans considered historical prepayment experiences and estimated credit losses for nonperforming loans and were discounted using current rates offered to borrowers of similar credit characteristics. Generally, loan fair values reflect Level 3 information.

Mortgage servicing rights MSRs are valued using a cash flow methodology and third-party prices, if available. Accordingly, MSRs are classified within Level 3. The Company determines fair value by estimating the present value of the asset’s future cash flows using market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys, and independent third-party valuations. Risks inherent in MSRs valuation include higher than expected prepayment rates and/or delayed receipt of cash flows.

Derivatives Exchange-traded derivatives are measured at fair value based on quoted market (i.e., exchange) prices. Because prices are available for the identical instrument in an active market, these fair values are classified within Level 1 of the fair value hierarchy.
The majority of derivatives held by the Company are executed over-the-counter and are valued using standard cash flow, Black-Scholes and Monte Carlo valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. In addition, all derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk as well as external assessments of credit risk, where available. In its assessment of nonperformance risk, the Company considers its ability to net derivative positions under master netting agreements, as well as collateral received or provided under collateral support agreements. The majority of these derivatives are classified within Level 2 of the fair value hierarchy as the significant inputs to the models are observable. An exception to the Level 2 classification is certain derivative transactions for which the risk of nonperformance cannot be observed in the market. These derivatives are classified within Level 3 of the fair value hierarchy. In addition, commitments to sell, purchase and originate mortgage loans that meet the requirements of a derivative, are valued by pricing models that include market observable and unobservable inputs. Due to the significant unobservable inputs, these commitments are classified within Level 3 of the fair value hierarchy.

Deposit Liabilities The fair value of demand deposits, savings accounts and certain money market deposits is equal to the amount payable on demand. The fair value of fixed-rate certificates of deposit was estimated by discounting the contractual cash flow using current market rates.

Short-term Borrowings Federal funds purchased, securities sold under agreements to repurchase, commercial paper and other short-term funds borrowed have floating rates or short-term maturities. The fair value of short-term borrowings was determined by discounting contractual cash flows using current market rates.

Long-term Debt The fair value for most long-term debt was determined by discounting contractual cash flows using current market rates. Junior subordinated debt instruments were valued using market quotes.

Loan Commitments, Letters of Credit and Guarantees The fair value of commitments, letters of credit and guarantees represents the estimated costs to terminate or otherwise settle the obligations with a third-party. The fair value of residential mortgage commitments is estimated based on observable and unobservable inputs. Other loan commitments, letters of credit and guarantees are not actively traded, and the Company estimates their fair value based on the related amount of unamortized deferred commitment fees adjusted for the probable losses for these arrangements.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total

December 31, 2010
Available-for-sale securities
U.S. Treasury and agencies	$873	$1,664	$–	$–	$2,537
Mortgage-backed securities
Residential
Agency	–	37,703	–	–	37,703
Non-agency
Prime	–	–	1,103	–	1,103
Non-prime	–	–	947	–	947
Commercial
Agency	–	197	–	–	197
Non-agency	–	–	50	–	50
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	89	135	–	224
Other	–	587	133	–	720
Obligations of state and political subdivisions	–	6,417	–	–	6,417
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	949	9	–	958
Perpetual preferred securities	–	448	–	–	448
Other investments	181	18	–	–	199

Total available-for-sale	1,054	48,078	2,377	–	51,509
Mortgage loans held for sale	–	8,100	–	–	8,100
Mortgage servicing rights	–	–	1,837	–	1,837
Derivative assets	–	846	953	(280)	1,519
Other assets	–	470	–	–	470

Total	$1,054	$57,494	$5,167	$(280)	$63,435

Derivative liabilities	$–	$2,072	$102	$(1,163)	$1,011
Other liabilities	–	470	–	–	470

Total	$–	$2,542	$102	$(1,163)	$1,481

December 31, 2009
Available-for-sale securities
U.S. Treasury and agencies	$9	$3,395	$–	$–	$3,404
Mortgage-backed securities
Residential
Agency	–	29,595	–	–	29,595
Non-agency
Prime	–	–	1,429	–	1,429
Non-prime	–	–	968	–	968
Commercial
Agency	–	147	–	–	147
Non-agency	–	–	13	–	13
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	107	98	–	205
Other	–	–	357	–	357
Obligations of state and political subdivisions	–	6,693	–	–	6,693
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	868	10	–	878
Perpetual preferred securities	–	423	–	–	423
Other investments	372	–	231	–	603

Total available-for-sale	381	41,234	3,106	–	44,721
Mortgage loans held for sale	–	4,327	–	–	4,327
Mortgage servicing rights	–	–	1,749	–	1,749
Derivative assets	–	713	869	(421)	1,161
Other assets	–	247	–	–	247

Total	$381	$46,521	$5,724	$(421)	$52,205

Derivative liabilities	$–	$1,800	$54	$(995)	$859
Other liabilities	–	256	–	–	256

Total	$–	$2,056	$54	$(995)	$1,115

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

				Net Gains				Net Change in
				(Losses)	Purchases,			Unrealized Gains
		Net Gains		Included in	Sales, Principal			(Losses) Relating
	Beginning	(Losses)		Other	Payments,		End	to Assets
	of Period	Included in		Comprehensive	Issuances and	Transfers into	of Period	Still Held at
Year Ended December 31 (Dollars in Millions)	Balance	Net Income		Income (Loss)	Settlements	Level 3	Balance	End of Period

2010
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,429	$2		$82	$(410)	$–	$1,103	$76
Non-prime	968	(47)		146	(120)	–	947	145
Commercial non-agency	13	2		3	32	–	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–	30	–	135	4
Other	357	2		11	(237)	–	133	12
Corporate debt securities	10	(1)		–	–	–	9	–
Other investments	231	5		10	(246)	–	–	–

Total available-for-sale	3,106	(30	) (a)	252	(951)	–	2,377	240
Mortgage servicing rights	1,749	(616	) (b)	–	704	–	1,837	(616	) (b)
Net derivative assets and liabilities	815	243	(c)	–	(207)	–	851	(625	) (d)

2009
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$183	$(4)		$542	$(1,540)	$2,248	$1,429	$358
Non-prime	1,022	(141)		151	(197)	133	968	29
Commercial non-agency	17	(1)		(1)	(3)	1	13	(1)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	86	(3)		2	9	4	98	3
Other	523	(180)		101	(90)	3	357	3
Corporate debt securities	13	(3)		–	–	–	10	–
Other investments	–	2		(10)	(4)	243	231	(10)

Total available-for-sale	1,844	(330	) (e)	785	(1,825)	2,632	3,106	382
Mortgage servicing rights	1,194	(394	) (b)	–	949	–	1,749	(394	) (b)
Net derivative assets and liabilities	1,698	(755	) (f)	–	(129)	1	815	(1,328	) (g)

(a)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.

(b)	Included in mortgage banking revenue.
(c)	Approximately $(552) million included in other noninterest income and $795 million included in mortgage banking revenue.
(d)	Approximately $176 million included in other noninterest income and $(801) million included in mortgage banking revenue.
(e)	Approximately $(361) million included in securities gains (losses) and $31 million included in interest income.
(f)	Approximately $(1.4) billion included in other noninterest income and $611 million included in mortgage banking revenue.
(g)	Approximately $(630) million included in other noninterest income and $(698) million included in mortgage banking revenue.

The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair value accounting or write-downs of individual assets. The following table summarizes the adjusted carrying values and the level of valuation assumptions for assets measured at fair value on a nonrecurring basis at December 31:

	2010				2009
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans held for sale (a)	$–	$–	$–	$–	$–	$276	$–	$276
Loans (b)	–	404	1	405	–	235	5	240
Other real estate owned (c)	–	812	–	812	–	183	–	183
Other intangible assets	–	–	1	1	–	–	3	3
Other assets	–	4	9	13	–	–	–	–

(a)	Represents the carrying value of loans held for sale for which adjustments are based on what secondary markets are currently offering for portfolios with similar characteristics.

(b)	Represents the carrying value of loans for which adjustments are based on the appraised value of the collateral, excluding loans fully charged-off.
(c)	Represents the fair value of foreclosed properties that were measured at fair value based on the appraisal value of the collateral subsequent to their initial acquisition.

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the year ended December 31:

(Dollars in Millions)	2010	2009

Loans held for sale	$–	$2
Loans (a)	363	293
Other real estate owned (b)	302	178
Other intangible assets	1	2
Other assets	6	–

(a)	Represents write-downs of loans which are based on the appraised value of the collateral, excluding loans fully charged-off.
(b)	Represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

FAIR VALUE OPTION

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity:

	2010			2009
			Carrying			Carrying
	Fair Value	Aggregate	Amount Over	Fair Value	Aggregate	Amount Over
	Carrying	Unpaid	(Under) Unpaid	Carrying	Unpaid	(Under) Unpaid
December 31 (Dollars in Millions)	Amount	Principal	Principal	Amount	Principal	Principal
Total loans	$8,100	$8,034	$66	$4,327	$4,264	$63
Nonaccrual loans	11	18	(7)	–	–	–
Loans 90 days or more past due	6	6	–	23	30	(7)

Disclosures about Fair Value of Financial Instruments The following table summarizes the estimated fair value for financial instruments as of December 31, 2010 and 2009, and includes financial instruments that are not accounted for at fair value. In accordance with disclosure guidance related to fair values of financial instruments, the Company did not include assets and liabilities that are not financial instruments, such as the value of goodwill, long-term relationships with deposit, credit card, merchant processing and trust customers, other purchased intangibles, premises and equipment, deferred taxes and other liabilities.

The estimated fair values of the Company’s financial instruments are shown in the table below:

	2010		2009
	Carrying	Fair	Carrying	Fair
(Dollars in Millions)	Amount	Value	Amount	Value
Financial Assets
Cash and due from banks	$14,487	$14,487	$6,206	$6,206
Investment securities held-to-maturity	1,469	1,419	47	48
Mortgages held for sale (a)	4	4	29	29
Other loans held for sale	267	267	416	416
Loans	191,751	192,058	189,676	184,157
Financial Liabilities
Deposits	204,252	204,799	183,242	183,504
Short-term borrowings	32,557	32,839	31,312	31,674
Long-term debt	31,537	31,981	32,580	32,808

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
The fair value of unfunded commitments, standby letters of credit and other guarantees is approximately equal to their carrying value. The carrying value of unfunded commitments and standby letters of credit was  $353 million and  $356 million at December 31, 2010 and 2009, respectively. The carrying value of other guarantees was  $330 million and  $285 million at December 31, 2010 and 2009, respectively.

Guarantees and Contingent Liabilities	12 Months Ended
Dec. 31, 2010
Guarantees and Contingent Liabilities [Abstract]
Guarantees and Contingent Liabilities
Note 22    GUARANTEES AND CONTINGENT LIABILITIES

COMMITMENTS TO EXTEND CREDIT

Commitments to extend credit are legally binding and generally have fixed expiration dates or other termination clauses. The contractual amount represents the Company’s exposure to credit loss, in the event of default by the borrower. The Company manages this credit risk by using the same credit policies it applies to loans. Collateral is obtained to secure commitments based on management’s credit assessment of the borrower. The collateral may include marketable securities, receivables, inventory, equipment and real estate. Since the Company expects many of the commitments to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, the commitments include consumer credit lines that are cancelable upon notification to the consumer.

LETTERS OF CREDIT

Standby letters of credit are commitments the Company issues to guarantee the performance of a customer to a third-party. The guarantees frequently support public and private borrowing arrangements, including commercial paper issuances, bond financings and other similar transactions. The Company issues commercial letters of credit on behalf of customers to ensure payment or collection in connection with trade transactions. In the event of a customer’s nonperformance, the Company’s credit loss exposure is the same as in any extension of credit, up to the letter’s contractual amount. Management assesses the borrower’s credit to determine the necessary collateral, which may include marketable securities, receivables, inventory, equipment and real estate. Since the conditions requiring the Company to fund letters of credit may not occur, the Company expects its liquidity requirements to be less than the total outstanding commitments. The maximum potential future payments guaranteed by the Company under standby letter of credit arrangements at December 31, 2010, were approximately  $19.4 billion with a weighted-average term of approximately 18 months. The estimated fair value of standby letters of credit was approximately  $105 million at December 31, 2010.
The contract or notional amounts of unfunded commitments to extend credit and letters of credit at December 31, 2010, were as follows:

	Term
	Less Than	Greater Than
(Dollars in Millions)	One Year	One Year	Total

Commitments to extend credit
Commercial and commercial real estate	$19,991	$48,156	$68,147
Corporate and purchasing cards (a)	15,571	–	15,571
Retail credit cards (a)	58,901	–	58,901
Other retail	9,452	16,171	25,623
Covered	99	1,264	1,363
Letters of credit
Standby	9,361	10,037	19,398
Commercial	366	100	466

(a)	Primarily cancelable at the Company’s discretion.

LEASE COMMITMENTS

Rental expense for operating leases totaled  $277 million in 2010,  $253 million in 2009 and  $234 million in 2008. Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2010:

	Capitalized	Operating
(Dollars in Millions)	Leases	Leases

2011	$8	$199
2012	7	187
2013	7	180
2014	5	151
2015	4	115
Thereafter	16	455

Total minimum lease payments	$47	$1,287

Less amount representing interest	15

Present value of net minimum lease payments	$32

GUARANTEES

Guarantees are contingent commitments issued by the Company to customers or other third-parties. The Company’s guarantees primarily include parent guarantees related to subsidiaries’ third-party borrowing arrangements; third-party performance guarantees inherent in the Company’s business operations, such as indemnified securities lending programs and merchant charge-back guarantees; indemnification or buy-back provisions related to certain asset sales; and contingent consideration arrangements related to acquisitions. For certain guarantees, the Company has recorded a liability related to the potential obligation, or has access to collateral to support the guarantee or through the exercise of other recourse provisions can offset some or all of the maximum potential future payments made under these guarantees.

Third-Party Borrowing Arrangements The Company provides guarantees to third-parties as a part of certain subsidiaries’ borrowing arrangements, primarily representing guaranteed operating or capital lease payments or other debt obligations with maturity dates extending through 2013. The maximum potential future payments guaranteed by the Company under these arrangements were approximately  $131 million at December 31, 2010.

Commitments from Securities Lending The Company participates in securities lending activities by acting as the customer’s agent involving the loan of securities. The Company indemnifies customers for the difference between the market value of the securities lent and the market value of the collateral received. Cash collateralizes these transactions. The maximum potential future payments guaranteed by the Company under these arrangements were approximately  $7.8 billion at December 31, 2010, and represented the market value of the securities lent to third-parties. At December 31, 2010, the Company held assets with a market value of  $8.1 billion as collateral for these arrangements.

Asset Sales The Company has provided guarantees to certain third-parties in connection with the sale or syndication of certain assets, primarily loan portfolios and low-income housing tax credits. These guarantees are generally in the form of asset buy-back or make-whole provisions that are triggered upon a credit event or a change in the tax-qualifying status of the related projects, as applicable, and remain in effect until the loans are collected or final tax credits are realized, respectively. The maximum potential future payments guaranteed by the Company under these arrangements were approximately  $1.6 billion at December 31, 2010, and represented the proceeds received from the buyer or the guaranteed portion in these transactions where the buy-back or make-whole provisions have not yet expired. The maximum potential future payments does not include loan sales where the Company provides standard representations and warranties to the buyer against losses related to loan underwriting documentation. For these types of loan sales, the maximum potential future payments are not readily determinable because the Company’s obligation under these agreements depends upon the occurrence of future events.
The Company regularly sells loans to government-sponsored entities (“GSEs”) as part of its mortgage banking activities. The Company provides customary representations and warranties to the GSEs in conjunction with these sales. These representations and warranties generally require the Company to repurchase assets if it is subsequently determined that a loan did not meet specified criteria, such as a documentation deficiency or rescission of mortgage insurance. If the Company is unable to cure or refute a repurchase request, the Company is generally obligated to repurchase the loan or otherwise reimburse the counterparty for losses. At December 31, 2010, the Company had reserved  $180 million for potential losses from representations and warranty obligations. The reserve is based on the Company’s repurchase and loss trends, and quantitative and qualitative factors that may result in anticipated losses different from historical loss trends, including loan vintage, underwriting characteristics and macroeconomic trends.
Recourse available to the Company under asset sales arrangements includes guarantees from the Small Business Administration (for Small Business Administration loans sold), recourse against the correspondent that originated the loan or to the private mortgage issuer, the right to collect payments from the debtors, and/or the right to liquidate the underlying collateral, if any, and retain the proceeds. Based on its established loan-to-value guidelines, the Company believes the recourse available is sufficient to recover future payments, if any, under the loan buy-back guarantees.

Merchant Processing The Company, through its subsidiaries, provides merchant processing services. Under the rules of credit card associations, a merchant processor retains a contingent liability for credit card transactions processed. This contingent liability arises in the event of a billing dispute between the merchant and a cardholder that is ultimately resolved in the cardholder’s favor. In this situation, the transaction is “charged-back” to the merchant and the disputed amount is credited or otherwise refunded to the cardholder. If the Company is unable to collect this amount from the merchant, it bears the loss for the amount of the refund paid to the cardholder.
A cardholder, through its issuing bank, generally has until the latter of up to four months after the date the transaction is processed or the receipt of the product or service to present a charge-back to the Company as the merchant processor. The absolute maximum potential liability is estimated to be the total volume of credit card transactions that meet the associations’ requirements to be valid charge-back transactions at any given time. Management estimates that the maximum potential exposure for charge-backs would approximate the total amount of merchant transactions processed through the credit card associations for the last four months. For the last four months this amount totaled approximately  $69.7 billion. In most cases, this contingent liability is unlikely to arise, as most products and services are delivered when purchased and amounts are refunded when items are returned to merchants. However, where the product or service is not provided until a future date (“future delivery”), the potential for this contingent liability increases. To mitigate this risk, the Company may require the merchant to make an escrow deposit, may place maximum volume limitations on future delivery transactions processed by the merchant at any point in time, or may require various credit enhancements (including letters of credit and bank guarantees). Also, merchant processing contracts may include event triggers to provide the Company more financial and operational control in the event of financial deterioration of the merchant.
The Company’s primary exposure to future delivery is related to merchant processing for airline companies, where it currently processes card transactions in the United States, Canada and Europe for these merchants. In the event of liquidation of these merchants, the Company could become financially liable for refunding tickets purchased through the credit card associations under the charge-back provisions. Charge-back risk related to these merchants is evaluated in a manner similar to credit risk assessments and, as such, merchant processing contracts contain various provisions to protect the Company in the event of default. At December 31, 2010, the value of airline tickets purchased to be delivered at a future date was  $4.1 billion. The Company held collateral of  $377 million in escrow deposits, letters of credit and indemnities from financial institutions, and liens on various assets. With respect to future delivery risk for other merchants, the Company held  $31 million of merchant escrow deposits as collateral. In addition to specific collateral or other credit enhancements, the Company maintains a liability for its implied guarantees associated with future delivery. At December 31, 2010, the liability was  $57 million primarily related to these airline processing arrangements.
In the normal course of business, the Company has unresolved charge-backs. The Company assesses the likelihood of its potential liability based on the extent and nature of unresolved charge-backs and its historical loss experience. At December 31, 2010, the Company had a recorded liability for potential losses of  $15 million.

Contingent Consideration Arrangements The Company has contingent payment obligations related to certain business combination transactions. Payments are guaranteed as long as certain post-acquisition performance-based criteria are met or customer relationships are maintained. At December 31, 2010, the maximum potential future payments required to be made by the Company under these arrangements was approximately  $5 million. If required, the majority of these contingent payments are payable within the next 12 months.

Minimum Revenue Guarantees In the normal course of business, the Company may enter into revenue share agreements with third-party business partners who generate customer referrals or provide marketing or other services related to the generation of revenue. In certain of these agreements, the Company may guarantee that a minimum amount of revenue share payments will be made to the third-party over a specified period of time. At December 31, 2010, the maximum potential future payments required to be made by the Company under these agreements was  $13 million.

Other Guarantees The Company has also made financial performance guarantees related to the operations of its subsidiaries. The maximum potential future payments guaranteed by the Company under these arrangements were approximately  $8.1 billion at December 31, 2010.

OTHER CONTINGENT LIABILITIES

Visa Restructuring and Card Association Litigation The Company’s payment services business issues and acquires credit and debit card transactions through the Visa U.S.A. Inc. card association or its affiliates (collectively “Visa”). In 2007, Visa completed a restructuring and issued shares of Visa Inc. common stock to its financial institution members in contemplation of its initial public offering (“IPO”) completed in the first quarter of 2008 (the “Visa Reorganization”). As a part of the Visa Reorganization, the Company received its proportionate number of shares of Visa Inc. common stock, which were subsequently converted to Class B shares of Visa Inc. (“Class B shares”). In addition, the Company and certain of its subsidiaries have been named as defendants along with Visa U.S.A. Inc. (“Visa U.S.A.”) and MasterCard International (collectively, the “Card Associations”), as well as several other banks, in antitrust lawsuits challenging the practices of the Card Associations (the “Visa Litigation”). Visa U.S.A. member banks have a contingent obligation to indemnify Visa Inc. under the Visa U.S.A. bylaws (which were modified at the time of the restructuring in October 2007) for potential losses arising from the Visa Litigation. The indemnification by the Visa U.S.A. member banks has no specific maximum amount. The Company has also entered into judgment and loss sharing agreements with Visa U.S.A. and certain other banks in order to apportion financial responsibilities arising from any potential adverse judgment or negotiated settlements related to the Visa Litigation.
In 2007 and 2008, Visa announced settlement agreements relating to certain of the Visa Litigation matters. Visa U.S.A. member banks remain obligated to indemnify Visa Inc. for potential losses arising from the remaining Visa Litigation. Using proceeds from its initial IPO and through subsequent reductions to the conversion ratio applicable to the Class B shares held by Visa U.S.A. member banks, Visa Inc. has established an escrow account for the benefit of member financial institutions to fund the expenses of the Visa Litigation, as well as the members’ proportionate share of any judgments or settlements that may arise out of the Visa Litigation. The receivable related to the escrow account is classified in other liabilities as a direct offset to the related Visa Litigation contingent liability, and will decline as amounts are paid out of the escrow account. During the third quarter of 2009 and the second and fourth quarters of 2010, Visa deposited additional funds into the escrow account and further reduced the conversion ratio applicable to the Class B shares. As a result, the Company recognized gains of  $39 million,  $28 million and  $44 million during the third quarter of 2009 and second and fourth quarters of 2010, respectively, related to the effective repurchase of a portion of its Class B shares.
At December 31, 2010, the carrying amount of the Company’s liability related to the remaining Visa Litigation matters, was  $48 million. Class B shares are non-transferable, except for transfers to other Visa U.S.A. member banks. The remaining Class B shares held by the Company will be eligible for conversion to Class A shares in 2011 or upon settlement of the Visa Litigation, whichever is later.

Checking Account Overdraft Fee Litigation The Company is a defendant in three separate cases primarily challenging the Company’s daily ordering of debit transactions posted to customer checking accounts for the period from 2003 to 2010. The plaintiffs have requested class action treatment, however, no class has been certified. The court has denied a motion by the Company to dismiss these cases. The Company believes it has meritorious defenses against these matters, including class certification. As these cases are in the early stages and no damages have been specified, no specific loss range or range of loss can be determined currently.

Other The Company is subject to various other litigation, investigations and legal and administrative cases and proceedings that arise in the ordinary course of its businesses. Due to their complex nature, it may be years before some matters are resolved. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, the Company believes that the aggregate amount of such liabilities will not have a material adverse effect on the financial condition, results of operations or cash flows of the Company.

U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2010
U.S. Bancorp (Parent Company) [Abstract]
U.S. Bancorp (Parent Company)
Note 23    U.S. BANCORP (PARENT COMPANY)

CONDENSED BALANCE SHEET

December 31 (Dollars in Millions)	2010	2009

Assets
Due from banks, principally interest-bearing	$6,722	$10,568
Available-for-sale securities	1,454	1,554
Investments in bank subsidiaries	29,452	24,798
Investments in nonbank subsidiaries	1,239	854
Advances to bank subsidiaries	1,500	1,500
Advances to nonbank subsidiaries	1,171	918
Other assets	1,429	1,511

Total assets	$42,967	$41,703

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$60	$842
Long-term debt	13,037	14,538
Other liabilities	351	360
Shareholders’ equity	29,519	25,963

Total liabilities and shareholders’ equity	$42,967	$41,703

CONDENSED STATEMENT OF INCOME

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Income
Dividends from bank subsidiaries	$–	$625	$1,935
Dividends from nonbank subsidiaries	3	94	6
Interest from subsidiaries	109	82	125
Other income	105	(299)	(674)

Total income	217	502	1,392
Expense
Interest on short-term funds borrowed	1	3	24
Interest on long-term debt	366	332	409
Other expense	80	44	45

Total expense	447	379	478

Income before income taxes and equity in undistributed income of subsidiaries	(230)	123	914
Applicable income taxes	(70)	(197)	(348)

Income of parent company	(160)	320	1,262
Equity in undistributed income of subsidiaries	3,477	1,885	1,684

Net income attributable to U.S. Bancorp	$3,317	$2,205	$2,946

CONDENSED STATEMENT OF CASH FLOWS

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Operating Activities
Net income attributable to U.S. Bancorp	$3,317	$2,205	$2,946
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,477)	(1,885)	(1,684)
Other, net	130	703	466

Net cash provided by (used in) operating activities	(30)	1,023	1,728
Investing Activities
Proceeds from sales and maturities of investment securities	298	395	1,408
Purchases of investment securities	(63)	(52)	(684)
Investments in subsidiaries	(1,750)	(186)	(540)
Equity distributions from subsidiaries	58	58	61
Net increase in short-term advances to subsidiaries	(253)	(173)	(19)
Long-term advances to subsidiaries	(300)	(800)	(600)
Principal collected on long-term advances to subsidiaries	300	–	–
Other, net	33	(29)	(22)

Net cash used in investing activities	(1,677)	(787)	(396)
Financing Activities
Net increase (decrease) in short-term borrowings	(782)	(392)	86
Proceeds from issuance of long-term debt	4,250	5,031	3,784
Principal payments or redemption of long-term debt	(5,250)	(1,054)	(3,819)
Fees paid on exchange of income trust securities for perpetual preferred stock	(4)	–	–
Proceeds from issuance of preferred stock	–	–	7,090
Proceeds from issuance of common stock	119	2,703	688
Redemption of preferred stock	–	(6,599)	–
Repurchase of common stock warrant	–	(139)	–
Cash dividends paid on preferred stock	(89)	(275)	(68)
Cash dividends paid on common stock	(383)	(1,025)	(2,959)

Net cash provided by (used in) financing activities	(2,139)	(1,750)	4,802

Change in cash and due from banks	(3,846)	(1,514)	6,134
Cash and due from banks at beginning of year	10,568	12,082	5,948

Cash and due from banks at end of year	$6,722	$10,568	$12,082

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.
Dividend payments to the Company by its subsidiary banks are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. The approval of the Office of the Comptroller of the Currency is required if total dividends by a national bank in any calendar year exceed the bank’s net income for that year combined with its retained net income for the preceding two calendar years, or if the bank’s retained earnings are less than zero. Furthermore, dividends are restricted by the Comptroller of the Currency’s minimum capital constraints for all national banks. Within these guidelines, all bank subsidiaries have the ability to pay dividends without prior regulatory approval. The amount of dividends available to the parent company from the bank subsidiaries at December 31, 2010, was approximately  $5.8 billion.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

Note 24    SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2010 through the date the consolidated financial statements were filed with the United States Securities and Exchange Commission. Based on this evaluation, the Company has determined none of these events were required to be recognized or disclosed in the consolidated financial statements and related notes.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Policies) [Abstract]
Basis of Presentation

Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all variable interest entities (“VIEs”) for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates all significant intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current presentation.

Uses of Estimates

Uses of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates.

Business Segments
BUSINESS SEGMENTS

Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. The Company has five reportable operating segments:

Wholesale Banking and Commercial Real Estate Wholesale Banking and Commercial Real Estate offers lending, equipment finance and small-ticket leasing, depository, treasury management, capital markets, foreign exchange, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution and public sector clients.

Consumer and Small Business Banking Consumer and Small Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line services, direct mail and ATM processing. It encompasses community banking, metropolitan banking, in-store banking, small business banking, consumer lending, mortgage banking, consumer finance, workplace banking, student banking and 24-hour banking.

Wealth Management and Securities Services Wealth Management and Securities Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and mutual fund servicing through five businesses: Wealth Management, Corporate Trust Services, U.S. Bancorp Asset Management, Institutional Trust & Custody and Fund Services.

Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate and purchasing card services, consumer lines of credit and merchant processing.

Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, covered commercial and commercial real estate credit-impaired loans and related other real estate (“OREO”), funding, capital management, asset securitization, interest rate risk management, the net effect of transfer pricing related to average balances and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.

Segment Results Accounting policies for the lines of business are the same as those used in preparation of the consolidated financial statements with respect to activities specifically attributable to each business line. However, the preparation of business line results requires management to allocate funding costs and benefits, expenses and other financial elements to each line of business. For details of these methodologies and segment results, see “Basis for Financial Presentation” and Table 22 “Line of Business Financial Performance” included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Securities
SECURITIES

Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.

Trading Securities Debt and equity securities held for resale are classified as trading securities and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.

Available-for-sale Securities These securities are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons. Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss) in shareholders’ equity. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Held-to-maturity Securities Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were acquired or sold, plus accrued interest. The fair value of collateral received is continually monitored and additional collateral is obtained or requested to be returned to the Company as deemed appropriate.

Equity Investments in Operating Entities
EQUITY INVESTMENTS IN OPERATING ENTITIES

Equity investments in public entities in which the Company’s ownership is less than 20 percent are accounted for as available-for-sale securities and are carried at fair value. Similar investments in private entities are accounted for using the cost method. Investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership) but does not control the entity are accounted for using the equity method. Investments in limited partnerships and limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.

Loans
LOANS

The Company’s accounting methods for loans differ depending on whether the loans are originated or purchased, and for purchased loans, whether the loans were acquired at a discount related to evidence of credit deterioration since date of origination.

Originated Loans Held for Investment Loans the Company originates are reported at the principal amount outstanding, net of unearned income, net deferred loan fees or costs, and any direct principal charge-offs. Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.

Purchased Loans All purchased loans (non-impaired and impaired) acquired on or after January 1, 2009 are initially measured at fair value as of the acquisition date in accordance with applicable authoritative accounting guidance. Credit discounts are included in the determination of fair value. An allowance for credit losses is not recorded at the acquisition date for loans purchased on or after January 1, 2009. In accordance with applicable authoritative accounting guidance, purchased non-impaired loans acquired in a business combination prior to January 1, 2009 were generally recorded at the predecessor’s carrying value including an allowance for credit losses.
In determining the acquisition date fair value of purchased impaired loans, and in subsequent accounting, the Company generally aggregates purchased consumer loans and certain smaller balance commercial loans into pools of loans with common risk characteristics, while accounting for larger balance commercial loans individually. Expected cash flows at the purchase date in excess of the fair value of loans are recorded as interest income over the life of the loans if the timing and amount of the future cash flows is reasonably estimable. Subsequent to the purchase date, increases in cash flows over those expected at the purchase date are recognized as interest income prospectively. The present value of any decreases in expected cash flows after the purchase date is recognized by recording an allowance for credit losses. Revolving loans, including lines of credit and credit cards loans, and leases are excluded from purchased impaired loans accounting.
For purchased loans acquired on or after January 1, 2009 that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for credit losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Covered Assets Loans covered under loss sharing or similar credit protection agreements with the Federal Deposit Insurance Corporation (“FDIC”) are reported in loans along with the related indemnification asset. Foreclosed real estate covered under similar agreements is recorded in other assets. In accordance with applicable authoritative accounting guidance effective for the Company beginning January 1, 2009, all purchased loans and related indemnification assets are recorded at fair value at date of purchase.

Commitments to Extend Credit Unfunded residential mortgage loan commitments entered into in connection with mortgage banking activities intended to be held for sale are considered derivatives and recorded on the balance sheet at fair value with changes in fair value recorded in income. All other unfunded loan commitments are generally related to providing credit facilities to customers of the Company and are not considered derivatives. For loans purchased on or after January 1, 2009, the fair value of the unfunded credit commitments is considered in the determination of the fair value of the loans recorded at the date of acquisition. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. The Company classifies its loan portfolios by these credit quality ratings on a quarterly basis. These ratings include: pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those that have a potential weakness deserving management’s close attention. Classified loans are those where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC. Management evaluates the allowance each quarter to ensure it appropriately reserves for incurred losses. Several factors are taken into consideration in evaluating the allowance for credit losses, including the risk profile of the portfolios, loan net charge-offs during the period, the level of nonperforming assets, accruing loans 90 days or more past due, delinquency ratios and changes in loan balances classified as troubled debt restructurings (“TDRs”). Management also considers the uncertainty related to certain industry sectors, and the extent of credit exposure to specific borrowers within the portfolio. In addition, concentration risks associated with commercial real estate and the mix of loans, including credit cards, loans originated through the consumer finance division and residential mortgage balances, and their relative credit risks, are evaluated. Finally, the Company considers current economic conditions that might impact the portfolio. This evaluation is inherently subjective as it requires estimates, including amounts of future cash collections expected on nonaccrual loans, which may be susceptible to significant change. The allowance for credit losses relating to originated loans that have become impaired is based on expected cash flows discounted using the original effective interest rate, the observable market price, or the fair value of the collateral for certain collateral-dependent loans. To the extent credit deterioration occurs on purchased loans after the date of acquisition, the Company records an allowance for credit losses.
The Company determines the amount of the allowance required for certain sectors based on relative risk characteristics of the loan portfolio. The allowance recorded for commercial loans is generally based on quarterly reviews of individual credit relationships and an analysis of the migration of commercial loans and actual loss experience. The allowance recorded for homogeneous commercial and consumer loans is based on an analysis of product mix, risk characteristics of the portfolio, bankruptcy experiences, and historical losses, adjusted for current trends, for each homogenous category or group of loans. The allowance is increased through provisions charged to operating earnings and reduced by net charge-offs.
The Company also assesses the credit risk associated with off-balance sheet loan commitments, letters of credit, and derivatives. Credit risk associated with derivatives is reflected in the fair values recorded for those positions. The liability for off-balance sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.

Nonaccrual Loans and Loan Charge-Offs Generally, commercial loans (including impaired loans) are placed on nonaccrual status when the collection of interest or principal has become 90 days past due or is otherwise considered doubtful. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Future interest payments are generally applied against principal. Commercial loans are generally fully or partially charged down to the fair value of collateral securing the loan, less costs to sell, when the loan is deemed to be uncollectible, repayment is deemed beyond reasonable time frames, the borrower has filed for bankruptcy, or the loan is unsecured and greater than six months past due. Loans secured by 1-4 family properties are generally charged down to fair value, less costs to sell, at 180 days past due, and placed on nonaccrual status in instances where a partial charge-off occurs. Revolving consumer lines and credit cards are charged off at 180 days past due and closed-end consumer loans, other than loans secured by 1-4 family properties, are charged off at 120 days past due and are, therefore, generally not placed on nonaccrual status. Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.
Generally, purchased impaired loans are considered accruing loans. However, the timing and amount of future cash flows for some loans is not reasonably estimable. Those loans are classified as nonaccrual loans and interest income is not recognized until the timing and amount of the future cash flows can be reasonably estimated.

Restructured Loans In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. In most cases the modification is either a concessionary reduction in interest rate, extension of the maturity date or reduction in the principal balance that would otherwise not be considered. Concessionary modifications are classified as TDRs unless the modification is short-term, or results in only an insignificant delay or shortfall in the payments to be received. Many of the Company’s TDRs are determined on a case-by-case basis in connection with ongoing loan collection processes. However, the Company has also implemented certain restructuring programs that may result in TDRs. The consumer finance division has a mortgage loan restructuring program where certain qualifying borrowers facing an interest rate reset who are current in their repayment status, are allowed to retain the lower of their existing interest rate or the market interest rate as of their interest reset date. The Company also participates in the U.S. Department of the Treasury Home Affordable Modification Program (“HAMP”). HAMP gives qualifying homeowners an opportunity to refinance into more affordable monthly payments, with the U.S. Department of the Treasury compensating the Company for a portion of the reduction in monthly amounts due from borrowers participating in this program. For credit card loan agreements, such modifications may include canceling the customer’s available line of credit on the credit card, reducing the interest rate on the card, and placing the customer on a fixed payment plan not exceeding 60 months. The allowance for credit losses on TDRs is determined by discounting the restructured cash flows at the original effective rate of the loan before modification. Loans restructured at a rate equal to or greater than that of a new loan with comparable risk at the time the loan agreement is modified are excluded from TDR disclosures in years subsequent to the restructuring if the borrowers are in compliance with the modified terms.
Generally, a nonaccrual loan that is restructured remains on nonaccrual for a period of six months after the restructuring date to demonstrate the borrower can meet the restructured terms. However, performance prior to the restructuring, or significant events that coincide with the restructuring, are considered in assessing whether the borrower can meet the new terms and in rare circumstances may result in the loan being returned to accrual status at the time of restructuring or after a shorter performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains classified as a nonaccrual loan.

Impaired Loans A loan is considered to be impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement.
Impaired loans include certain nonaccrual commercial loans and loans for which a charge-off has been recorded based upon the fair value of the underlying collateral. Impaired loans also include loans that have been modified as TDRs as a concession to borrowers experiencing financial difficulties. Interest income is recognized on impaired loans under the modified terms and conditions if the borrower has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. Purchased credit impaired loans are not reported as impaired loans as long as they continue to perform at least as well as expected at acquisition.

Leases The Company’s lease portfolio consists of both direct financing and leveraged leases. The net investment in direct financing leases is the sum of all minimum lease payments and estimated residual values, less unearned income. Unearned income is recorded in interest income over the terms of the leases to produce a level yield.
The investment in leveraged leases is the sum of all lease payments, less nonrecourse debt payments, plus estimated residual values, less unearned income. Income from leveraged leases is recognized over the term of the leases based on the unrecovered equity investment.
Residual values on leased assets are reviewed regularly for other-than-temporary impairment. Residual valuations for retail automobile leases are based on independent assessments of expected used car sale prices at the end-of-term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. When there is impairment of the Company’s interest in the residual value of a leased asset, the carrying value is reduced to the estimated fair value with the writedown recognized in the current period.

Other Real Estate OREO is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO is initially recorded at fair value, less estimated selling costs. OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.

Loans Held for Sale

LOANS HELD FOR SALE

Loans held for sale (“LHFS”) represent mortgage loan originations intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. The credit component of any writedowns upon the transfer of loans to LHFS is reflected in loan charge-offs.
Where an election is made to subsequently carry the LHFS at fair value, any further decreases or subsequent increases in fair value are recognized in noninterest income. Where an election is made to subsequently carry LHFS at lower-of-cost-or-fair value, any further decreases are recognized in noninterest income and increases in fair value are not recognized until the loans are sold.

Derivative Financial Instruments

DERIVATIVE FINANCIAL INSTRUMENTS

In the ordinary course of business, the Company enters into derivative transactions to manage its interest rate, prepayment, credit, price and foreign currency risk and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.
All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified either as a hedge of the fair value of a recognized asset or liability (“fair value hedge”), a hedge of the variability of cash flows to be received or paid related to a recognized asset or liability or a forecasted transaction (“cash flow hedge”), or a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in income. Effective changes in the fair value of a derivative designated as a cash flow hedge are recorded in accumulated other comprehensive income (loss) until cash flows of the hedged item are recognized in income. Any change in fair value resulting from hedge ineffectiveness is immediately recorded in noninterest income. The Company performs an assessment, both at the inception of a hedge and, at a minimum, on a quarterly basis thereafter, to determine whether derivatives designated as hedging instruments are highly effective in offsetting changes in the value of the hedged items.
If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in accumulated other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in accumulated other comprehensive income (loss) is reported in earnings immediately.
Use of Derivatives to Manage Interest Rate and Other Risks To reduce the sensitivity of earnings to interest rate, prepayment, credit, price and foreign currency fluctuations (“asset and liability management positions”), the Company enters into derivative transactions. The Company uses derivatives for asset and liability management purposes primarily in the following ways:

•	To convert fixed-rate debt, issued to finance the Company, from fixed-rate payments to floating-rate payments;

•	To convert the cash flows associated with floating-rate debt, issued to finance the Company, from floating-rate payments to fixed-rate payments; and

•	To mitigate changes in value of the Company’s mortgage origination pipeline, funded mortgage loans held for sale and MSRs.
To manage these risks, the Company may enter into exchange-traded and over-the-counter derivative contracts including interest rate swaps, swaptions, futures, forwards and options. In addition, the Company enters into interest rate and foreign exchange derivative contracts to accommodate the business requirements of its customers (“customer-related positions”). The Company minimizes the market and liquidity risks of customer-related positions by entering into similar offsetting positions with broker-dealers. The Company does not utilize derivatives for speculative purposes.
The Company does not designate all of the derivatives that it enters into for risk management purposes as accounting hedges because of the inefficiency of applying the accounting requirements, and may instead elect fair value accounting for the related hedged items. In particular, the Company enters into U.S. Treasury futures, options on U.S. Treasury futures contracts, interest rate swaps and forward commitments to buy residential mortgage loans to mitigate fluctuations in the value of its MSRs, but does not designate those derivatives as accounting hedges.
Additionally, the Company uses forward commitments to sell residential mortgage loans at specified prices to economically hedge the interest rate risk in its residential mortgage loan production activities. At December 31, 2010, the Company had  $15.1 billion of forward commitments to sell mortgage loans hedging  $8.1 billion of mortgage loans held for sale and  $9.6 billion of unfunded mortgage loan commitments. The forward commitments to sell and the unfunded mortgage loan commitments are considered derivatives under the accounting guidance related to accounting for derivative instruments and hedge activities, and the Company has elected the fair value option for the mortgage loans held for sale.
Derivatives are subject to credit risk associated with counterparties to the contracts. Credit risk associated with derivatives is measured by the Company based on the probability of counterparty default. The Company manages the credit risk of its derivative positions by diversifying its positions among various counterparties, entering into master netting agreements where possible with its counterparties, requiring collateral agreements with credit-rating thresholds and, in certain cases, though insignificant, transferring the counterparty credit risk related to interest rate swaps to third-parties through the use of risk participation agreements.
For additional information on derivatives and hedging activities, refer to Note 20 in the Notes to Consolidated Financial Statements.

Revenue Recognition
REVENUE RECOGNITION

The Company recognizes revenue as it is earned based on contractual terms, as transactions occur, or as services are provided and collectibility is reasonably assured. In certain circumstances, noninterest income is reported net of associated expenses that are directly related to variable volume-based sales or revenue sharing arrangements or when the Company acts on an agency basis for others. Certain specific policies include the following:

Credit and Debit Card Revenue Credit and debit card revenue includes interchange income from credit and debit cards, annual fees, and other transaction and account management fees. Interchange income is a fee paid by a merchant bank to the card-issuing bank through the interchange network. Interchange fees are set by the credit card companies and are based on cardholder purchase volumes. The Company records interchange income as transactions occur. Transaction and account management fees are recognized as transactions occur or services are provided, except for annual fees, which are recognized over the applicable period. Volume-related payments to partners and credit card companies and expenses for rewards programs are also recorded within credit and debit card revenue. Payments to partners and expenses related to rewards programs are recorded when earned by the partner or customer.

Merchant Processing Services Merchant processing services revenue consists principally of transaction and account management fees charged to merchants for the electronic processing of transactions, net of interchange fees paid to the credit card issuing bank, card company assessments, and revenue sharing amounts, and is recognized at the time the merchant’s transactions are processed or other services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale equipment recorded as sales when the equipment is shipped or as earned for equipment rentals.

Trust and Investment Management Fees Trust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees.

Deposit Service Charges Service charges on deposit accounts are primarily monthly fees based on minimum balances or transaction-based fees. These fees are recognized as earned or as transactions occur and services are provided.

Intangible Assets
OTHER SIGNIFICANT POLICIES

Intangible Assets The price paid over the net fair value of acquired businesses (“goodwill”) is not amortized. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods. The recoverability of goodwill and other intangible assets is evaluated annually, at a minimum, or on an interim basis if events or circumstances indicate a possible inability to realize the carrying amount. The evaluation includes assessing the estimated fair value of the intangible asset based on market prices for similar assets, where available, and the present value of the estimated future cash flows associated with the intangible asset.

Income Taxes	Income Taxes Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts.
Mortgage Servicing Rights

Mortgage Servicing Rights Mortgage servicing rights (“MSRs”) are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys and independent third-party valuations. Changes in the fair value of MSRs are recorded in earnings during the period in which they occur. Risks inherent in the MSRs valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. The Company utilizes futures, forwards and options to mitigate MSR valuation risk. Fair value changes related to the MSRs and the futures, forwards and options, as well as servicing and other related fees, are recorded in mortgage banking revenue.

Pensions

Pensions For purposes of its retirement plans, the Company utilizes its fiscal year-end as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred and amortized over the future service periods of active employees. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a twelve-year period. The overfunded or underfunded status of the plans is recorded as an asset or liability on the balance sheet, with changes in that status recognized through other comprehensive income (loss).

Premises and Equipment

Premises and Equipment Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 20 years for furniture and equipment.
Capitalized leases, less accumulated amortization, are included in premises and equipment. Capitalized lease obligations are included in long-term debt. Capitalized leases are amortized on a straight-line basis over the lease term and the amortization is included in depreciation expense.

Stock-Based Compensation

Stock-Based Compensation The Company grants stock-based awards, including restricted stock, restricted stock units and options to purchase common stock of the Company. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation for awards is recognized in the Company’s results of operations on a straight-line basis over the vesting period. The Company immediately recognizes compensation cost of awards to employees that meet retirement status, despite their continued active employment. The amortization of stock-based compensation reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.

Per Share Calculations

Per Share Calculations Earnings per common share is calculated by dividing net income applicable to U.S. Bancorp common shareholders by the weighted average number of common shares outstanding. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.

Adoption of accounting policy related to Transfers of Financial Assets

Accounting for Transfers of Financial Assets Effective January 1, 2010, the Company adopted accounting guidance issued by the Financial Accounting Standards Board (“FASB”) related to transfers of financial assets. This guidance removes the concept of qualifying special-purpose entities and the exception for guaranteed mortgage securitizations when a transferor had not surrendered control over the transferred financial assets. In addition, the guidance provides clarification of the requirements for isolation and limitations on sale accounting for portions of financial assets. The guidance also requires additional disclosure about transfers of financial assets and a transferor’s continuing involvement with transferred assets. The adoption of this guidance was not significant to the Company’s financial statements.

Adoption of accounting policy related to Variable Interest Entities

Variable Interest Entities Effective January 1, 2010, the Company adopted accounting guidance issued by the FASB related to VIEs. Generally, a VIE is an entity with insufficient equity requiring additional subordinated financial support, or an entity in which equity investors as a group, either (i) lack the power through voting or other similar rights, to direct the activities of the entity that most significantly impact its performance, (ii) lack the obligation to absorb the expected losses of the entity or (iii) lack the right to receive the expected residual returns of the entity. The new guidance replaces the previous quantitative-based risks and rewards calculation for determining whether an entity must consolidate a VIE with an assessment of whether the entity has both (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. This guidance requires reconsideration of whether an entity is a VIE upon occurrence of certain events, as well as ongoing assessments of whether a variable interest holder is the primary beneficiary of a VIE. The Company consolidated approximately  $1.6 billion of assets of previously unconsolidated entities, and deconsolidated approximately  $84 million of assets of previously consolidated entities upon adoption of this guidance. Additionally, the adoption of this guidance reduced total equity by  $89 million.

Investment Policies and Asset Allocation

Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the U.S. and in foreign countries.
Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. While an asset allocation including debt securities and other assets generally has lower volatility and may provide protection in a declining interest rate environment, it limits the pension plans’ long-term up-side potential. Given the pension plans’ investment horizon and the financial viability of the Company to meet its funding objectives, the Committee has determined that an asset allocation strategy investing principally in equities diversified among various domestic equity categories and international equities is appropriate. The target asset allocation for the Company’s qualified pension plans is 55 percent domestic large cap equities, 19 percent domestic mid cap equities, 6 percent domestic small cap equities and 20 percent international equities.
At December 31, 2010 and 2009, plan assets of the qualified pension plans included mutual funds that have asset management arrangements with related parties totaling  $512 million and  $1.1 billion, respectively.
Under a contractual agreement with U.S. Bancorp Asset Management, Inc., an affiliate of the Company, certain plan assets are lent to qualified borrowers on a short-term basis in exchange for investment fee income. These borrowers collateralize the loaned securities with either cash or non-cash securities. Cash collateral held at December 31, 2010 and 2009 totaled  $232 million and  $121 million, respectively, with corresponding obligations to return the cash collateral of  $240 million and  $131 million, respectively.
Per authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 21 for further discussion on these levels.
The assets of the qualified pension plans and postretirement welfare plan include investments in equity securities and mutual funds whose fair values are determined based on quoted market prices and classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest a majority of securities purchased with cash collateral from its securities lending arrangement in a money market mutual fund whose fair value is determined based on quoted prices in markets that are not active and therefore is classified as Level 2. Additionally, the qualified pension plans have investments in limited partnership interests and debt securities whose fair values are determined by the Company by analyzing the limited partnerships’ audited financial statements and by averaging the prices obtained from independent pricing services, respectively. These securities are categorized as Level 3.

Significant Accounting (Policies) (Tables)	12 Months Ended
Dec. 31, 2010
Significant Accounting (Policies) (Tables) [Abstract]
Line of Business Financial Performance

	Wholesale Banking and			Consumer and Small
	Commercial Real Estate			Business Banking
Year Ended December 31			Percent			Percent
(Dollars in Millions)	2010	2009	Change	2010	2009	Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,089	$1,997	4.6%	$4,309	$4,009	7.5%
Noninterest income	1,151	984	17.0	2,738	2,962	(7.6)
Securities gains (losses), net	(1)	(3)	66.7	–	–	–

Total net revenue	3,239	2,978	8.8	7,047	6,971	1.1
Noninterest expense	1,261	1,093	15.4	4,179	3,616	15.6
Other intangibles	16	25	(36.0)	97	95	2.1

Total noninterest expense	1,277	1,118	14.2	4,276	3,711	15.2

Income before provision and income taxes	1,962	1,860	5.5	2,771	3,260	(15.0)
Provision for credit losses	1,322	1,632	(19.0)	1,620	1,877	(13.7)

Income before income taxes	640	228	*	1,151	1,383	(16.8)
Income taxes and taxable-equivalent adjustment	233	84	*	419	505	(17.0)

Net income	407	144	*	732	878	(16.6)
Net (income) loss attributable to noncontrolling interests	1	–	*	(3)	–	*

Net income attributable to U.S. Bancorp	$408	$144	*	$729	$878	(17.0)

Average Balance Sheet
Commercial	$34,193	$39,415	(13.2)%	$6,402	$6,604	(3.1)%
Commercial real estate	21,744	21,504	1.1	11,638	11,430	1.8
Residential mortgages	69	81	(14.8)	27,256	23,993	13.6
Retail	33	53	(37.7)	44,996	44,402	1.3

Total loans, excluding covered loans	56,039	61,053	(8.2)	90,292	86,429	4.5
Covered loans	1,966	317	*	9,534	10,124	(5.8)

Total loans	58,005	61,370	(5.5)	99,826	96,553	3.4
Goodwill	1,607	1,506	6.7	3,538	3,240	9.2
Other intangible assets	69	90	(23.3)	1,907	1,677	13.7
Assets	63,187	66,238	(4.6)	114,272	110,203	3.7
Noninterest-bearing deposits	18,279	17,451	4.7	15,540	14,249	9.1
Interest checking	11,295	11,840	(4.6)	23,772	21,017	13.1
Savings products	10,114	9,261	9.2	35,894	27,061	32.6
Time deposits	11,426	13,044	(12.4)	25,816	26,648	(3.1)

Total deposits	51,114	51,596	(.9)	101,022	88,975	13.5
Total U.S. Bancorp shareholders’ equity	5,477	4,940	10.9	8,513	7,400	15.0

* Not meaningful

Wealth Management and			Payment			Treasury and			Consolidated
Securities Services			Services			Corporate Support			Company
		Percent			Percent			Percent			Percent
2010	2009	Change	2010	2009	Change	2010	2009	Change	2010	2009	Change

$320	$302	6.0%	$1,339	$1,170	14.4%	$1,731	$1,238	39.8%	$9,788	$8,716	12.3%
1,101	1,187	(7.2)	3,152	3,006	4.9	296	264	12.1	8,438	8,403	.4
–	–	–	–	–	–	(77)	(448)	82.8	(78)	(451)	82.7

1,421	1,489	(4.6)	4,491	4,176	7.5	1,950	1,054	85.0	18,148	16,668	8.9
1,000	867	15.3	1,695	1,508	12.4	881	810	8.8	9,016	7,894	14.2
53	68	(22.1)	201	199	1.0	–	–	–	367	387	(5.2)

1,053	935	12.6	1,896	1,707	11.1	881	810	8.8	9,383	8,281	13.3

368	554	(33.6)	2,595	2,469	5.1	1,069	244	*	8,765	8,387	4.5
22	29	(24.1)	1,334	1,994	(33.1)	58	25	*	4,356	5,557	(21.6)

346	525	(34.1)	1,261	475	*	1,011	219	*	4,409	2,830	55.8
126	191	(34.0)	458	172	*	(92)	(359)	74.4	1,144	593	92.9

220	334	(34.1)	803	303	*	1,103	578	90.8	3,265	2,237	46.0
–	–	–	(30)	(25)	(20.0)	84	(7)	*	52	(32)	*

$220	$334	(34.1)	$773	$278	*	$1,187	$571	*	$3,317	$2,205	50.4

$1,040	$1,188	(12.5)%	$5,212	$4,677	11.4%	$181	$943	(80.8)%	$47,028	$52,827	(11.0)%
581	570	1.9	–	–	–	306	247	23.9	34,269	33,751	1.5
372	387	(3.9)	–	–	–	7	20	(65.0)	27,704	24,481	13.2
1,640	1,537	6.7	17,406	16,017	8.7	14	14	–	64,089	62,023	3.3

3,633	3,682	(1.3)	22,618	20,694	9.3	508	1,224	(58.5)	173,090	173,082	–
14	–	*	–	–	–	8,418	2,282	*	19,932	12,723	56.7

3,647	3,682	(1.0)	22,618	20,694	9.3	8,926	3,506	*	193,022	185,805	3.9
1,516	1,513	.2	2,348	2,354	(.3)	–	(1)	*	9,009	8,612	4.6
201	258	(22.1)	943	935	.9	7	5	40.0	3,127	2,965	5.5
5,860	5,988	(2.1)	27,309	24,864	9.8	75,233	61,067	23.2	285,861	268,360	6.5
5,501	5,308	3.6	634	539	17.6	208	309	(32.7)	40,162	37,856	6.1
4,983	3,914	27.3	119	84	41.7	15	11	36.4	40,184	36,866	9.0
14,327	8,397	70.6	23	19	21.1	224	166	34.9	60,582	44,904	34.9
6,146	5,904	4.1	1	1	–	404	2,578	(84.3)	43,793	48,175	(9.1)

30,957	23,523	31.6	777	643	20.8	851	3,064	(72.2)	184,721	167,801	10.1
2,109	2,061	2.3	5,310	4,772	11.3	6,640	7,134	(6.9)	28,049	26,307	6.6

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2010
Investment Securities (Tables) [Abstract]
Investment Securities Held to maturity and Available for sale

	2010					2009
			Unrealized Losses					Unrealized Losses
	Amortized	Unrealized	Other-than-		Fair	Amortized	Unrealized	Other-than-		Fair
(Dollars in Millions)	Cost	Gains	Temporary	Other	Value	Cost	Gains	Temporary	Other	Value
Held-to-maturity (a)
U.S. Treasury and agencies	$165	$–	$–	$(1)	$164	$–	$–	$–	$–	$–
Mortgage-backed securities
Residential
Agency	847	–	–	(4)	843	4	–	–	–	4
Non-agency
Non-prime	3	–	–	–	3	–	–	–	–	–
Commercial
Non-agency	10	–	–	(5)	5	–	–	–	–	–
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	157	13	–	(18)	152	–	–	–	–	–
Other	127	–	(1)	(7)	119	–	–	–	–	–
Obligations of state and political subdivisions	27	1	–	(1)	27	32	2	–	(1)	33
Obligations of foreign governments	7	–	–	–	7	–	–	–	–	–
Other debt securities	126	–	–	(27)	99	11	–	–	–	11

Total held-to-maturity	$1,469	$14	$(1)	$(63)	$1,419	$47	$2	$–	$(1)	$48

Available-for-sale (b)
U.S. Treasury and agencies	$2,559	$6	$–	$(28)	$2,537	$3,415	$10	$–	$(21)	$3,404
Mortgage-backed securities
Residential
Agency	37,144	718	–	(159)	37,703	29,147	495	–	(47)	29,595
Non-agency
Prime (c)	1,216	12	(86)	(39)	1,103	1,624	8	(110)	(93)	1,429
Non-prime	1,193	15	(243)	(18)	947	1,359	11	(297)	(105)	968
Commercial
Agency	194	5	–	(2)	197	141	6	–	–	147
Non-agency	47	3	–	–	50	14	–	(1)	–	13
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	204	23	(2)	(1)	224	199	11	(5)	–	205
Other	709	23	(3)	(9)	720	360	12	(5)	(10)	357
Obligations of state and political subdivisions	6,835	3	–	(421)	6,417	6,822	30	–	(159)	6,693
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	1,109	–	–	(151)	958	1,179	–	–	(301)	878
Perpetual preferred securities	456	41	–	(49)	448	483	30	–	(90)	423
Other investments (d)	183	17	–	(1)	199	607	9	–	(13)	603

Total available-for-sale	$51,855	$866	$(334)	$(878)	$51,509	$45,356	$622	$(418)	$(839)	$44,721

(a)	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
(d)	Includes securities covered under loss shaing agreements with the FDIC with a fair value of $231 million at December 31, 2009. No securities were covered under loss sharing agreements at December 31, 2010.

Amount of interest income from taxable and non-taxable investment securities
The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2010	2009	2008
Taxable	$1,292	$1,295	$1,666
Non-taxable	309	311	318

Total interest income from investment securities	$1,601	$1,606	$1,984

Amount of gross gains and losses realized through the sales of available-for-sale investment securities

Year Ended December 31 (Dollars in Millions)	2010	2009	2008
Realized gains	$21	$150	$43
Realized losses	(8)	(3)	(1)

Net realized gains (losses)	$13	$147	$42

Income tax (benefit) on realized gains (losses)	$5	$56	$16

Accretable balance of the structured investment securities and other investment securities

Year Ended December 31 (Dollars in Millions)	2010	2009	2008
Balance at beginning of period	$292	$349	$105
Impact of other-than-temporary impairment accounting change	–	(124)	–

Adjusted balance at beginning of period	292	225	105
Additions (a)	66	127	261
Disposals (b)	(219)	–	(286)
Accretion	(29)	(6)	(15)
Other (c)	29	(54)	284

Balance at end of period	$139	$292	$349

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows on certain investment securities.

Summary of other-than-temporary impairment by investment category

	2010			2009
	Losses	Other		Losses	Other
	Recorded in	Gains		Recorded in	Gains
Year Ended December 31 (Dollars in Millions)	Earnings	(Losses)	Total	Earnings	(Losses)	Total
Held-to-maturity
Asset-backed securities
Other	$(2)	$–	$(2)	$–	$–	$–

Total held-to-maturity	$(2)	$–	$(2)	$–	$–	$–

Available-for-sale
Mortgage-backed securities
Residential
Non-agency
Prime (a)	$(5)	$(10)	$(15)	$(13)	$(182)	$(195)
Non-prime	(63)	(60)	(123)	(151)	(304)	(455)
Commercial
Non-agency	–	–	–	(1)	(1)	(2)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	(6)	(1)	(7)	(17)	(3)	(20)
Other	(13)	4	(9)	(186)	88	(98)
Corporate debt securities	–	–	–	(7)	–	(7)
Perpetual preferred securities	(1)	–	(1)	(223)	–	(223)
Other investments	(1)	1	–	–	–	–

Total available-for-sale	$(89)	$(66)	$(155)	$(598)	$(402)	$(1,000)

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired.

	Prime			Non-Prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
Estimated lifetime prepayment rates	4%	14%	13%	1%	12%	6%
Lifetime probability of default rates	3	9	3	1	20	8
Lifetime loss severity rates	40	55	41	37	71	55

Credit losses on non-agency mortgage-backed and other debt securities

Year Ended December 31 (Dollars in Millions)	2010	2009
Balance at beginning of period	$335	$299
Credit losses on securities not previously considered other-than-temporarily impaired	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	72	148
Increases in expected cash flows	(26)	(49)
Realized losses	(60)	(30)
Credit losses on security sales and securities expected to be sold	–	(127)
Other	18	–

Balance at end of period	$358	$335

Gross unrealized losses and fair value of the Company's investments with unrealized losses

	Less Than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in Millions)	Value	Losses	Value	Losses	Value	Losses
Held-to-maturity
U.S. Treasury and agencies	$102	$(1)	$–	$–	$102	$(1)
Mortgage-backed securities
Residential
Agency	516	(4)	–	–	516	(4)
Non-agency
Non-prime	–	–	3	–	3	–
Commercial
Non-agency	–	–	4	(5)	4	(5)
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	5	–	70	(18)	75	(18)
Other	–	–	16	(8)	16	(8)
Obligations of state and political subdivisions	2	–	9	(1)	11	(1)
Other debt securities	–	–	99	(27)	99	(27)

Total held-to-maturity	$625	$(5)	$201	$(59)	$826	$(64)

Available-for-sale
U.S. Treasury and agencies	$1,549	$(28)	$–	$–	$1,549	$(28)
Mortgage-backed securities
Residential
Agency	11,540	(159)	11	–	11,551	(159)
Non-agency
Prime (a)	23	–	933	(125)	956	(125)
Non-prime	79	(8)	737	(253)	816	(261)
Commercial
Agency	91	(2)	–	–	91	(2)
Non-agency	3	–	3	–	6	–
Asset-backed securities
Collateralized debt obligations/Collaterized loan obligations	18	(1)	11	(2)	29	(3)
Other	113	(1)	25	(11)	138	(12)
Obligations of state and political subdivisions	4,980	(271)	1,040	(150)	6,020	(421)
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	15	–	937	(151)	952	(151)
Perpetual preferred securities	71	(3)	251	(46)	322	(49)
Other investments	–	–	4	(1)	4	(1)

Total available-for-sale	$18,488	$(473)	$3,952	$(739)	$22,440	$(1,212)

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Investment Securities

	Available-for-Sale				Held-to-Maturity
			Weighted-				Weighted-
			Average	Weighted-			Average	Weighted-
	Amortized	Fair	Maturity in	Average	Amortized	Fair	Maturity in	Average
December 31, 2010 (Dollars in Millions)	Cost	Value	Years	Yield (e)	Cost	Value	Years	Yield (e)
U.S. Treasury and Agencies
Maturing in one year or less	$836	$838	.5	2.05%	$–	$–	–	–%
Maturing after one year through five years	1,671	1,646	2.7	1.21	103	102	3.3	.88
Maturing after five years through ten years	33	35	6.9	4.86	–	–	–	–
Maturing after ten years	19	18	12.3	3.66	62	62	11.1	1.75

Total	$2,559	$2,537	2.1	1.55%	$165	$164	6.2	1.21%

Mortgage-Backed Securities (a)
Maturing in one year or less	$695	$696	.6	2.11%	$–	$–	–	–%
Maturing after one year through five years	19,023	19,310	3.6	3.18	206	199	3.7	2.15
Maturing after five years through ten years	17,451	17,421	6.0	2.80	554	552	6.1	3.10
Maturing after ten years	2,625	2,573	12.6	1.44	100	100	13.6	1.27

Total	$39,794	$40,000	5.2	2.88%	$860	$851	6.4	2.66%

Asset-Backed Securities (a)
Maturing in one year or less	$3	$11	.4	17.33%	$100	$100	.3	.59%
Maturing after one year through five years	348	357	4.0	8.30	69	69	2.4	1.05
Maturing after five years through ten years	326	337	7.0	4.04	79	71	6.1	.91
Maturing after ten years	236	239	10.5	2.38	36	31	23.6	.79

Total	$913	$944	6.7	5.28%	$284	$271	5.4	.81%

Obligations of State and Political Subdivisions (b) (c)
Maturing in one year or less	$4	$4	.1	6.48%	$–	$–	.7	6.99%
Maturing after one year through five years	835	831	3.8	5.94	6	7	3.9	8.09
Maturing after five years through ten years	836	819	6.4	6.70	6	6	6.3	6.46
Maturing after ten years	5,160	4,763	20.9	6.83	15	14	16.1	5.52

Total	$6,835	$6,417	17.1	6.71%	$27	$27	11.0	6.32%

Other Debt Securities
Maturing in one year or less	$6	$6	.9	1.39%	$–	$–	–	–%
Maturing after one year through five years	92	82	1.4	6.61	15	12	2.5	1.24
Maturing after five years through ten years	31	29	6.8	6.33	118	94	7.8	1.14
Maturing after ten years	1,306	1,136	31.4	4.11	–	–	–	–

Total	$1,435	$1,253	28.8	4.30%	$133	$106	7.2	1.15%

Other Investments	$319	$358	18.0	4.14%	$–	$–	–	–%

Total investment securities (d)	$51,855	$51,509	7.4	3.41%	$1,469	$1,419	6.3	2.07%

(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 7.1 years at December 31, 2009, with a corresponding weighted-average yield of 4.00 percent. The weighted-average maturity of the held-to-maturity investment securities was 8.4 years at December 31, 2009, with a corresponding weighted-average yield of 5.10 percent.
(e)	Average yields are presented on a fully-taxable equivalent basis under a tax rate of 35 percent. Yields on available-for-sale and held-to-maturity securities are computed based on historical cost balances. Average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2010		2009
	Amortized	Percent	Amortized	Percent
December 31 (Dollars in Millions)	Cost	of Total	Cost	of Total
U.S. Treasury and agencies	$2,724	5.1%	$3,415	7.5%
Mortgage-backed securities	40,654	76.2	32,289	71.1
Asset-backed securities	1,197	2.3	559	1.2
Obligations of state and political subdivisions	6,862	12.9	6,854	15.1
Other debt securities and investments	1,887	3.5	2,286	5.1

Total investment securities	$53,324	100.0%	$45,403	100.0%

Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2010
Loans and Allowance for Credit Losses (Tables) [Abstract]
Composition of the loan portfolio

(Dollars in Millions)	2010	2009
Commercial
Commercial	$42,272	$42,255
Lease financing	6,126	6,537

Total commercial	48,398	48,792
Commercial Real Estate
Commercial mortgages	27,254	25,306
Construction and development	7,441	8,787

Total commercial real estate	34,695	34,093
Residential Mortgages
Residential mortgages	24,315	20,581
Home equity loans, first liens	6,417	5,475

Total residential mortgages	30,732	26,056
Retail
Credit card	16,803	16,814
Retail leasing	4,569	4,568
Home equity and second mortgages	18,940	19,439
Other retail
Revolving credit	3,472	3,506
Installment	5,459	5,455
Automobile	10,897	9,544
Student	5,054	4,629

Total other retail	24,882	23,134

Total retail	65,194	63,955

Total loans, excluding covered loans	179,019	172,896
Covered Loans	18,042	21,859

Total loans	$197,061	$194,755

Carrying amount of the covered assets

	2010				2009
	Purchased	Purchased			Purchased	Purchased
	impaired	nonimpaired	Other		impaired	nonimpaired	Other
December 31 (Dollars in Millions)	loans	loans	assets	Total	loans	loans	assets	Total
Commercial loans	$70	$260	$–	$330	$86	$443	$–	$529
Commercial real estate loans	2,254	5,952	–	8,206	3,035	6,724	–	9,759
Residential mortgage loans	3,819	1,620	–	5,439	4,712	1,918	–	6,630
Retail loans	–	930	–	930	30	978	–	1,008
Losses reimbursable by the FDIC	–	–	3,137	3,137	–	–	3,933	3,933

Covered loans	6,143	8,762	3,137	18,042	7,863	10,063	3,933	21,859
Foreclosed real estate	–	–	453	453	–	–	653	653

Total covered assets	$6,143	$8,762	$3,590	$18,495	$7,863	$10,063	$4,586	$22,512

Changes in the accretable balance for purchased impaired loans

Year Ended December 31 (Dollars in Millions)	2010	2009	2008
Balance at beginning of period	$2,845	$2,719	$–
Purchases	–	356	2,774
Accretion	(421)	(358)	(55)
Disposals	(27)	(56)	–
Reclassifications (to)/from nonaccretable difference (a)	536	384	–
Other	(43)	(200)	–

Balance at end of period	$2,890	$2,845	$2,719

Activity in the allowance for credit losses

(Dollars in Millions)	2010	2009	2008
Balance at beginning of year	$5,264	$3,639	$2,260
Add
Provision for credit losses	4,356	5,557	3,096
Deduct
Loans charged off	4,496	4,111	2,009
Less recoveries of loans charged off	(315)	(243)	(190)

Net loans charged off	4,181	3,868	1,819
Net change for credit losses to be reimbursed by the FDIC	92	–	–
Acquisitions and other changes	–	(64)	102

Balance at end of year	$5,531	$5,264	$3,639

Components
Allowance for loan losses, excluding losses to be reimbursed by the FDIC	$5,218	$5,079	$3,514
Allowance for credit losses to be reimbursed by the FDIC	92	–	–
Liability for unfunded credit commitments	221	185	125

Total allowance for credit losses	$5,531	$5,264	$3,639

Additional detail of the allowance for credit losses and related loan balances, by portfolio type

						Total
		Commercial				Loans,
		Real	Residential	Credit	Other	Excluding	Covered		Total
(Dollars in Millions)	Commercial	Estate	Mortgages	Card	Retail	Covered Loans	Loans		Loans
Allowance for credit losses:
Balance at beginning of year	$1,208	$1,001	$672	$1,495	$871	$5,247	$17		$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23		4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20		4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)		(315)

Net loans charged off	827	845	546	1,200	745	4,163	18		4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92		92

Balance at end of year	$1,104	$1,291	$820	$1,395	$807	$5,417	$114		$5,531

Allowance balance at end of year related to:
Loans individually evaluated for impairment (a)	$38	$55	$–	$–	$–	$93	$–		$93
TDRs collectively evaluated for impairment	–	–	320	223	30	573	–		573
Other loans collectively evaluated for impairment	1,066	1,235	500	1,172	777	4,750	28		4,778
Loans acquired with deteriorated credit quality	–	1	–	–	–	1	86		87

Total allowance for credit losses	$1,104	$1,291	$820	$1,395	$807	$5,417	$114		$5,531

Loan balance at end of year:
Loans individually evaluated for impairment (a)	$295	$801	$–	$–	$–	$1,096	$–		$1,096
TDRs collectively evaluated for impairment	–	–	1,957	452	114	2,523	–		2,523
Other loans collectively evaluated for impairment	48,103	33,834	28,775	16,351	48,277	175,340	11,899		187,239
Loans acquired with deteriorated credit quality	–	60	–	–	–	60	6,143		6,203

Total loans	$48,398	$34,695	$30,732	$16,803	$48,391	$179,019	$18,042	(b)	$197,061

(a)	Represents commercial and commercial real estate loans that are greater than $5 million and are classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Summary of loans by portfolio type

	Accruing
		30-89 Days	90 Days or
December 31, 2010 (Dollars in Millions)	Current	Past Due	More Past Due	Nonperforming	Total

Commercial	$47,412	$325	$64	$597	$48,398
Commercial real estate	32,986	415	1	1,293	34,695
Residential mortgages	29,140	456	500	636	30,732
Credit card	15,993	269	313	228	16,803
Other retail	47,706	404	216	65	48,391

Total loans, excluding covered loans	173,237	1,869	1,094	2,819	179,019
Covered loans	14,951	757	1,090	1,244	18,042

Total loans	$188,188	$2,626	$2,184	$4,063	$197,061

Information related to nonperforming loans

(Dollars in Millions)	2010	2009

Loans on nonaccrual status	$2,150	$2,943
Restructured loans	669	492

Total nonperforming loans, excluding covered loans	2,819	3,435
Covered nonperforming loans	1,244	1,350

Total nonperforming loans	$4,063	$4,785

Interest income that would have been recognized at original contractual terms	$176	$468
Amount recognized as interest income	53	299

Forgone revenue	$123	$169

Summary of loans by portfolio type and the Company's internal credit quality rating

		Criticized
		Special		Total
December 31, 2010 (Dollars in Millions)	Pass	Mention	Classified (a)	Criticized	Total

Commercial	$44,595	$1,545	$2,258	$3,803	$48,398
Commercial real estate	28,155	1,540	5,000	6,540	34,695
Residential mortgages	29,355	29	1,348	1,377	30,732
Credit card	16,262	–	541	541	16,803
Other retail	47,906	70	415	485	48,391

Total loans, excluding covered loans	166,273	3,184	9,562	12,746	179,019
Covered loans	17,073	283	686	969	18,042

Total loans	$183,346	$3,467	$10,248	$13,715	$197,061

Total outstanding commitments	$370,031	$4,923	$11,576	$16,499	$386,530

(a)	Classified rating on consumer loans is primarily based on delinquency status.

Summary of impaired loans

	2010		2009		2008
	Recorded	Valuation	Recorded	Valuation	Recorded	Valuation
(Dollars in Millions)	Investment	Allowance	Investment	Allowance	Investment	Allowance
Commercial and commercial real estate loans:
Period-end recorded investment
Nonaccrual	$1,812	$172	$2,639	$203	$1,364	$104
Restructured accruing	92	5	145	2	152	10

Total	$1,904	$177	$2,784	$205	$1,516	$114

Average recorded investment	$2,294		$2,559		$992
Interest income recognized	10		7		5
Commitments to lend additional funds	97		289		107
Residential mortgages and retail loans:
Period-end recorded investment
Nonaccrual	$929	$112	$671	$72	$302	$29
Restructured accruing	2,115	472	1,649	339	1,072	208

Total	$3,044	$584	$2,320	$411	$1,374	$237

Average recorded investment	$2,865		$2,148		$993
Interest income recognized	89		106		67

Note: At December 31, 2010, all impaired loans had an associated allowance. At December 31, 2009 and 2008, all impaired loans, except for certain impaired commercial and commercial real estate loans had an associated allowance. Impaired loan balances with no associated allowance at December 31, 2009 and 2008, were  $1.0 billion and  $514 million, respectively.

Additional detail of impaired loans by portfolio type, excluding covered loans

	Period-end	Unpaid		Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
(Dollars in Millions)	Investment	Balance	Allowance	Investment	Recognized
Commercial	$596	$1,631	$59	$693	$8
Commercial real estate	1,308	2,659	118	1,601	2
Residential mortgages	2,440	2,877	334	2,297	72
Credit card	452	798	218	418	11
Other retail	152	189	32	150	6

Total	$4,948	$8,154	$761	$5,159	$99

Commercial Loans by Industry Group and Geography, Excluding Covered Assets

	December 31, 2010		December 31, 2009
(Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Consumer products and services	$7,599	15.7%	$8,197	16.8%
Financial services	5,785	12.0	5,123	10.5
Healthcare	3,744	7.7	2,000	4.1
Capital goods	3,696	7.7	3,806	7.8
Commercial services and supplies	3,543	7.3	3,757	7.7
Agriculture	2,539	5.3	3,415	7.0
Property management and development	2,489	5.1	2,586	5.3
Consumer staples	2,438	5.0	1,659	3.4
Transportation	1,926	4.0	1,708	3.5
Energy	1,788	3.7	1,122	2.3
Paper and forestry products, mining and basic materials	1,738	3.6	1,952	4.0
Private investors	1,712	3.5	1,757	3.6
Information technology	1,543	3.2	878	1.8
Other	7,858	16.2	10,832	22.2

Total	$48,398	100.0%	$48,792	100.0%

Geography
California	$5,588	11.5%	$6,685	13.7%
Colorado	1,974	4.1	1,903	3.9
Illinois	2,457	5.1	3,611	7.4
Minnesota	3,993	8.2	3,757	7.7
Missouri	2,020	4.2	1,708	3.5
Ohio	2,464	5.1	2,196	4.5
Oregon	1,508	3.1	1,610	3.3
Washington	2,259	4.7	2,196	4.5
Wisconsin	2,144	4.4	2,098	4.3
Iowa, Kansas, Nebraska, North Dakota, South Dakota	3,465	7.2	3,123	6.4
Arkansas, Indiana, Kentucky, Tennessee	2,798	5.8	1,805	3.7
Idaho, Montana, Wyoming	1,069	2.2	1,073	2.2
Arizona, Nevada, Utah	1,741	3.6	2,000	4.1

Total banking region	33,480	69.2	33,765	69.2
Outside the Company’s banking region	14,918	30.8	15,027	30.8

Total	$48,398	100.0%	$48,792	100.0%

Commercial Real Estate by Property Type and Geography, Excluding Covered Assets

	December 31, 2010		December 31, 2009
(Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$11,416	32.9%	$10,944	32.1%
Commercial property
Industrial	1,530	4.4	1,500	4.4
Office	3,783	10.9	3,580	10.5
Retail	4,288	12.4	4,500	13.2
Other commercial	3,551	10.2	3,614	10.6
Homebuilders
Condominiums	463	1.3	614	1.8
Other residential	1,144	3.3	1,704	5.0
Multi-family	6,130	17.7	5,625	16.5
Hotel/motel	2,134	6.2	1,807	5.3
Health care facilities	256	.7	205	.6

Total	$34,695	100.0%	$34,093	100.0%

Geography
California	$7,515	21.6%	$7,432	21.8%
Colorado	1,524	4.4	1,568	4.6
Illinois	1,248	3.6	1,227	3.6
Minnesota	1,805	5.2	1,739	5.1
Missouri	1,558	4.5	1,568	4.6
Ohio	1,402	4.0	1,364	4.0
Oregon	1,809	5.2	1,773	5.2
Washington	3,488	10.1	3,307	9.7
Wisconsin	1,724	5.0	1,568	4.6
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,205	6.4	2,216	6.5
Arkansas, Indiana, Kentucky, Tennessee	1,634	4.7	1,602	4.7
Idaho, Montana, Wyoming	1,185	3.4	1,227	3.6
Arizona, Nevada, Utah	2,868	8.3	3,034	8.9

Total banking region	29,965	86.4	29,625	86.9
Outside the Company’s banking region	4,730	13.6	4,468	13.1

Total	$34,695	100.0%	$34,093	100.0%

Summary of Nonperforming Assets

At December 31 (Dollars in Millions)	2010	2009	2008	2007	2006

Commercial
Commercial	$519	$866	$290	$128	$196
Lease financing	78	125	102	53	40

Total commercial	597	991	392	181	236
Commercial Real Estate
Commercial mortgages	545	581	294	84	112
Construction and development	748	1,192	780	209	38

Total commercial real estate	1,293	1,773	1,074	293	150
Residential Mortgages	636	467	210	54	36
Retail
Credit card	228	142	67	14	31
Retail leasing	–	–	–	–	–
Other retail	65	62	25	15	17

Total retail	293	204	92	29	48

Total nonperforming loans, excluding covered loans	2,819	3,435	1,768	557	470
Covered Loans	1,244	1,350	369	–	–

Total nonperforming loans	4,063	4,785	2,137	557	470
Other Real Estate (b)(c)	511	437	190	111	95
Covered Other Real Estate (c)	453	653	274	–	–
Other Assets	21	32	23	22	22

Total nonperforming assets	$5,048	$5,907	$2,624	$690	$587

Total nonperforming assets, excluding covered assets	$3,351	$3,904	$1,981	$690	$587

Excluding covered assets:
Accruing loans 90 days or more past due	$1,094	$1,525	$967	$584	$349
Nonperforming loans to total loans	1.57%	1.99%	1.02%	.36%	.33%
Nonperforming assets to total loans plus other real estate (b)	1.87%	2.25%	1.14%	.45%	.41%
Including covered assets:
Accruing loans 90 days or more past due	$2,184	$2,309	$1,554	$584	$349
Nonperforming loans to total loans	2.06%	2.46%	1.16%	.36%	.33%
Nonperforming assets to total loans plus other real estate (b)	2.55%	3.02%	1.42%	.45%	.41%
Net interest foregone on nonperforming loans	$123	$169	$80	$41	$39

Changes in Nonperforming Assets

	Commercial and	Retail and
	Commercial	Residential
(Dollars in Millions)	Real Estate	Mortgages (e)	Total

Balance December 31, 2009	$4,727	$1,180	$5,907
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	3,654	1,112	4,766
Advances on loans	193	–	193

Total additions	3,847	1,112	4,959
Reductions in nonperforming assets
Paydowns, payoffs	(2,254)	(191)	(2,445)
Net sales	(616)	(378)	(994)
Return to performing status	(529)	(39)	(568)
Charge-offs (d)	(1,579)	(232)	(1,811)

Total reductions	(4,978)	(840)	(5,818)

Net additions to (reductions in) nonperforming assets	(1,131)	272	(859)

Balance December 31, 2010	$3,596	$1,452	$5,048

(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.
(b)	Excludes $575 million, $359 million, $209 million, $102 million and $83 million at December 31, 2010, 2009, 2008, 2007 and 2006, respectively, of foreclosed GNMA loans which continue to accrue interest.
(c)	Includes equity investments in entities whose only assets are other real estate owned.
(d)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.
(e)	Residential mortgage information excludes changes related to residential mortgages serviced by others.

Leases (Tables)	12 Months Ended
Dec. 31, 2010
Leases (Tables) [Abstract]
Components of net investment in sales type and direct financing leases

(Dollars in Millions)	2010	2009
Aggregate future minimum lease payments to be received	$11,294	$11,797
Unguaranteed residual values accruing to the lessor’s benefit	334	322
Unearned income	(1,402)	(1,539)
Initial direct costs	189	218

Total net investment in sales-type and direct financing leases (a)	$10,415	$10,798

(a)	The accumulated allowance for uncollectible minimum lease payments was $118 million and $198 million at December 31, 2010 and 2009, respectively.

Minimum future lease payments from sales type and direct financing leases

(Dollars in Millions)
2011	$3,166
2012	2,967
2013	2,701
2014	1,733
2015	455
Thereafter	272

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Premises and Equipment (Tables) [Abstract]
Premises and equipment

(Dollars in Millions)	2010	2009

Land	$516	$460
Buildings and improvements	3,073	2,923
Furniture, fixtures and equipment	2,791	2,643
Capitalized building and equipment leases	88	82
Construction in progress	50	21

	6,518	6,129
Less accumulated depreciation and amortization	(4,031)	(3,866)

Total	$2,487	$2,263

Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2010
Mortgage Servicing Rights (Tables) [Abstract]
Changes in fair value of capitalized MSRs

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Balance at beginning of period	$1,749	$1,194	$1,462
Rights purchased	65	101	52
Rights capitalized	639	848	515
Changes in fair value of MSRs
Due to change in valuation assumptions (a)	(249)	(15)	(592)
Other changes in fair value (b)	(367)	(379)	(243)

Balance at end of period	$1,837	$1,749	$1,194

(a)	Principally reflects changes in discount rates and prepayment speed assumptions, primarily arising from interest rate changes.
(b)	Primarily represents changes due to collection/realization of expected cash flows over time (decay).

Sensitivity to changes in interest rates to fair value of the MSR's portfolio and the related derivative instruments

	Down Scenario		Up Scenario
(Dollars in Millions)	50 bps	25 bps	25 bps	50 bps
Net fair value	$6	$(5)	$5	$1

MSRs and related characteristics by portfolio

	2010				2009
(Dollars in Millions)	MRBP	Government	Conventional	Total	MRBP	Government	Conventional	Total
Servicing portfolio	$12,646	$28,880	$132,393	$173,919	$11,915	$21,819	$117,049	$150,783
Fair market value	$166	$342	$1,329	$1,837	$173	$293	$1,283	$1,749
Value (bps) (a)	131	118	100	106	145	134	110	116
Weighted-average servicing fees (bps)	40	38	30	32	40	41	32	34
Multiple (value/servicing fees)	3.28	3.11	3.33	3.31	3.63	3.27	3.44	3.41
Weighted-average note rate	5.75%	5.35%	5.27%	5.32%	5.94%	5.68%	5.56%	5.61%
Age (in years)	4.1	2.2	2.7	2.7	3.8	2.1	2.5	2.5
Expected prepayment (constant prepayment rate)	12.3%	17.2%	16.2%	16.1%	12.4%	18.8%	16.6%	16.6%
Expected life (in years)	6.7	5.1	5.3	5.4	6.5	4.8	5.3	5.3
Discount rate	11.9%	11.4%	10.3%	10.6%	11.5%	11.3%	10.5%	10.7%

(a)	Value is calculated as fair market value divided by the servicing portfolio.

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Intangible Assets (Tables) [Abstract]
Intangible assets

	Estimated	Amortization	Balance
December 31 (Dollars in Millions)	Life (a)	Method (b)	2010	2009
Goodwill		(c)	$8,954	$9,011
Merchant processing contracts	9 years/8 years	SL/AC	421	473
Core deposit benefits	13 years/5 years	SL/AC	283	383
Mortgage servicing rights		(c)	1,837	1,749
Trust relationships	15 years/6 years	SL/AC	200	222
Other identified intangibles	9 years/5 years	SL/AC	472	579

Total			$12,167	$12,417

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b)	Amortization methods: SL = straight line method AC = accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Merchant processing contracts	$102	$117	$136
Core deposit benefits	102	103	67
Trust relationships	49	62	68
Other identified intangibles	114	105	84

Total	$367	$387	$355

Estimated amortization expense

(Dollars in Millions)

2011	$291
2012	243
2013	200
2014	152
2015	118

Changes in the carrying value of goodwill

	Wholesale Banking and	Consumer and Small	Wealth Management and	Payment	Treasury and	Consolidated
(Dollars in Millions)	Commercial Real Estate	Business Banking	Securities Services	Services	Corporate Support	Company

Balance at December 31, 2008	$1,475	$3,283	$1,512	$2,301	$–	$8,571
Goodwill acquired	130	243	3	46	–	422
Other (a)	–	–	–	18	–	18

Balance at December 31, 2009	$1,605	$3,526	$1,515	$2,365	$–	$9,011
Goodwill acquired	–	9	5	–	–	14
Disposal	–	–	(57)	–	–	(57)
Other (a)	–	–	–	(14)	–	(14)

Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954

(a)	Other changes in goodwill include the effect of foreign exchange translation.

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Short-Term Borrowings (Tables) [Abstract]
Summary of short-term borrowings

	2010		2009		2008
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At year-end
Federal funds purchased	$776	.17%	$1,329	.11%	$2,369	.17%
Securities sold under agreements to repurchase	9,261	2.70	8,866	2.82	9,493	2.65
Commercial paper	15,885	.20	14,608	.17	10,061	.22
Other short-term borrowings	6,635	.59	6,509	.48	12,060	1.87

Total	$32,557	.99%	$31,312	.98%	$33,983	1.48%

Average for the year
Federal funds purchased (b)	$2,180	10.09%	$2,457	8.22%	$3,834	5.19%
Securities sold under agreements to repurchase	9,211	2.75	8,915	2.84	11,982	3.07
Commercial paper	15,349	.20	10,924	.32	10,532	1.91
Other short-term borrowings	6,979	.75	6,853	.89	11,889	3.16

Total	$33,719	1.65%	$29,149	1.89%	$38,237	2.99%

Maximum month-end balance
Federal funds purchased	$6,034		$6,352		$9,681
Securities sold under agreements to repurchase	9,261		9,154		15,198
Commercial paper	15,981		14,608		11,440
Other short-term borrowings	8,700		9,550		17,642

(a) Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b) Average federal funds purchased rates include compensation expense for corporate card and corporate trust balances.

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-Term Debt (Tables) [Abstract]
Summary of long-term debt

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2010	2009

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.50%	2026	$199	$199
Convertible senior debentures	Floating	–%	2035	–	24
	Floating	–%	2035	10	447
	Floating	–%	2036	64	64
	Floating	–%	2037	21	21
Medium-term notes	Fixed	1.125%-4.20%	2012-2015	8,280	4,880
	Floating	.66%	2012	500	4,435
Junior subordinated debentures	Fixed	5.54%-10.20%	2031-2067	3,985	4,559
Capitalized lease obligations, mortgage indebtedness and other (b)				(22)	(91)

Subtotal				13,037	14,538
Subsidiaries
Subordinated notes	Fixed	6.375%	2011	1,500	1,500
	Fixed	6.30%	2014	963	963
	Fixed	4.95%	2014	1,000	1,000
	Fixed	4.80%	2015	500	500
	Fixed	3.80%	2015	–	369
	Fixed	4.375%	2017	1,348	1,348
	Fixed	3.778%	2020	500	–
	Floating	.57%	2014	550	550
Federal Home Loan Bank advances	Fixed	.50%-8.25%	2011-2026	4,101	4,234
	Floating	.30%-.98%	2012-2017	4,332	6,833
Bank notes	Fixed	5.92%	2012	125	199
	Floating	.04%-.51%	2012-2048	1,157	213
Capitalized lease obligations, mortgage indebtedness and other (b)				2,424	333

Subtotal				18,500	18,042

Total				$31,537	$32,580

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.26 percent, 2.30 percent and .98 percent, respectively.
(b)	Other includes debt related to consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of long-term debt, outstanding

	Parent
(Dollars in Millions)	Company	Consolidated

2011	$3	$1,949
2012	2,653	7,018
2013	2,847	3,351
2014	1,498	4,295
2015	1,746	3,050
Thereafter	4,290	11,874

Total	$13,037	$31,537

Junior Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2010
Junior Subordinated Debentures (Tables) [Abstract]
Summary of debentures included in long-term debt

		Securities	Debentures				Earliest
Issuance Trust (Dollars in Millions)	Issuance Date	Amount	Amount	Rate Type	Rate	Maturity Date	Redemption Date

USB Capital XIII	December 2009	$500	$501	Fixed	6.63	December 2039	December 15, 2014
USB Capital XII	February 2007	535	536	Fixed	6.30	February 2067	February 15, 2012
USB Capital XI	August 2006	765	766	Fixed	6.60	September 2066	September 15, 2011
USB Capital X	April 2006	500	501	Fixed	6.50	April 2066	April 12, 2011
USB Capital IX	March 2006	675	676	Fixed	5.54	April 2042	April 15, 2015
USB Capital VIII	December 2005	375	387	Fixed	6.35	December 2065	December 29, 2010
USB Capital VII	August 2005	300	309	Fixed	5.88	August 2035	August 15, 2010
USB Capital VI	March 2005	275	284	Fixed	5.75	March 2035	March 9, 2010
Vail Banks Statutory Trust II	March 2001	7	8	Fixed	10.18	June 2031	June 8, 2011
Vail Banks Statutory Trust I	February 2001	17	17	Fixed	10.20	February 2031	February 22, 2011

Total		$3,949	$3,985

Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2010
Shareholders Equity (Tables) [Abstract]
Number of shares issued and outstanding and carrying amount of preferred stock

	2010				2009
	Shares Issued	Liquidation		Carrying	Shares Issued	Liquidation		Carrying
December 31 (Dollars in Millions)	and Outstanding	Preference	Discount	Amount	and Outstanding	Preference	Discount	Amount
Series A	5,746	$575	$145	$430	–	$–	$–	$–
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	20,000	500	–	500	20,000	500	–	500

Total preferred stock (a)	65,746	$2,075	$145	$1,930	60,000	$1,500	$–	$1,500

Common stock repurchased

(Dollars and Shares in Millions)	Shares	Value

2010	1	$16
2009	–	4
2008	2	91

The reconciliation of the transactions affecting accumulated other comprehensive income (loss)

	Transactions			Balances
(Dollars in Millions)	Pre-tax	Tax-effect	Net-of-tax	Net-of-Tax

2010
Changes in unrealized gains and losses on securities available-for-sale	$432	$(163)	$269	$(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	25	(41)	–
Unrealized loss on derivative hedges	(145)	56	(89)	(408)
Foreign currency translation	24	(10)	14	(39)
Realized loss on derivative hedges	–	–	–	(6)
Reclassification for realized gains	(75)	29	(46)	–
Change in retirement obligation	(150)	58	(92)	(803)

Total	$20	$(5)	$15	$(1,469)

2009
Changes in unrealized gains and losses on securities available-for-sale	$2,131	$(810)	$1,321	$(393)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(402)	153	(249)	–
Unrealized gain on derivative hedges	516	(196)	320	(319)
Foreign currency translation	40	(15)	25	(53)
Realized loss on derivative hedges	–	–	–	(8)
Reclassification for realized losses	456	(173)	283	–
Change in retirement obligation	290	(111)	179	(711)

Total	$3,031	$(1,152)	$1,879	$(1,484)

2008
Changes in unrealized gains and losses on securities available-for-sale	$(2,729)	$1,037	$(1,692)	$(1,745)
Unrealized loss on derivative hedges	(722)	274	(448)	(639)
Foreign currency translation	(117)	45	(72)	(78)
Realized loss on derivative hedges	(15)	6	(9)	(11)
Reclassification for realized losses	1,020	(388)	632	–
Change in retirement obligation	(1,357)	519	(838)	(890)

Total	$(3,920)	$1,493	$(2,427)	$(3,363)

Components of company's regulatory capital

	December 31
(Dollars in Millions)	2010	2009

Tier 1 Capital
Common shareholders’ equity	$27,589	$24,463
Qualifying preferred stock	1,930	1,500
Qualifying trust preferred securities	3,949	4,524
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	692	692
Less intangible assets
Goodwill (net of deferred tax liability)	(8,337)	(8,482)
Other disallowed intangible assets	(1,097)	(1,322)
Other (a)	1,221	1,235

Total Tier 1 Capital	25,947	22,610
Tier 2 Capital
Eligible portion of allowance for credit losses	3,125	2,969
Eligible subordinated debt	3,943	4,874
Other	18	5

Total Tier 2 Capital	7,086	7,848

Total Risk Based Capital	$33,033	$30,458

Risk-Weighted Assets	$247,619	$235,233

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Regulatory Capital Ratios

At December 31 (Dollars in Millions)	2010	2009

U.S. Bancorp
Tier 1 capital	$25,947	$22,610
As a percent of risk-weighted assets	10.5%	9.6%
As a percent of adjusted quarterly average assets (leverage ratio)	9.1%	8.5%
Total risk-based capital	$33,033	$30,458
As a percent of risk-weighted assets	13.3%	12.9%
Bank Subsidiaries
U.S. Bank National Association
Tier 1 capital	9.0%	7.2%
Total risk-based capital	12.4	11.2
Leverage	7.7	6.3
U.S. Bank National Association ND
Tier 1 capital	14.1%	13.2%
Total risk-based capital	17.2	16.5
Leverage	13.7	12.8

		Well-
Bank Regulatory Capital Requirements	Minimum	Capitalized

Tier 1 capital	4.0%	6.0%
Total risk-based capital	8.0	10.0
Leverage	4.0	5.0

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Components of earnings per share

(Dollars and Shares in Millions, Except Per Share Data)	2010	2009	2008

Net income attributable to U.S. Bancorp	$3,317	$2,205	$2,946
Preferred dividends	(89)	(228)	(119)
Equity portion of gain on ITS exchange transaction, net of tax	118	–	–
Accretion of preferred stock discount	–	(14)	(4)
Deemed dividend on preferred stock redemption	–	(154)	–
Earnings allocated to participating stock awards	(14)	(6)	(4)

Net income applicable to U.S. Bancorp common shareholders	$3,332	$1,803	$2,819

Average common shares outstanding	1,912	1,851	1,742
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	8	14

Average diluted common shares outstanding	1,921	1,859	1,756

Earnings per common share	$1.74	$.97	$1.62
Diluted earnings per common share	$1.73	$.97	$1.61

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefits (Tables) [Abstract]
Summary of changes in projected benefit obligation, plan assets, funded status, amounts recognized in the consolidated balance sheet and accumulated other comprehensive income (loss)

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2010	2009	2010	2009
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$2,496	$2,368	$186	$176
Service cost	93	80	7	6
Interest cost	155	152	11	11
Plan participants’ contributions	–	–	11	10
Plan amendments	–	(35)	–	–
Actuarial loss (gain)	309	49	(11)	6
Benefit payments	(124)	(118)	(25)	(26)
Federal subsidy on benefits paid	–	–	2	3

Benefit obligation at end of measurement period (a)	$2,929	$2,496	$181	$186

Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$2,089	$1,699	$144	$158
Actual return on plan assets	321	489	–	1
Employer contributions	19	19	1	1
Plan participants’ contributions	–	–	11	10
Benefit payments	(124)	(118)	(25)	(26)

Fair value at end of measurement period	$2,305	$2,089	$131	$144

Funded (Unfunded) Status	$(624)	$(407)	$(50)	$(42)

Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$6	$5	$–	$–
Current benefit liability	(24)	(21)	–	–
Noncurrent benefit liability	(606)	(391)	(50)	(42)

Recognized amount	$(624)	$(407)	$(50)	$(42)

Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,398)	$(1,259)	$63	$62
Net prior service credit (cost)	35	47	1	2
Net transition asset (obligation)	–	–	(1)	(2)

Recognized amount	$(1,363)	$(1,212)	$63	$62

(a)	At December 31, 2010 and 2009, the accumulated benefit obligation for all pension plans was $2.7 billion and $2.4 billion, respectively.

Pension plans with benefit obligations in excess of plan assets

(Dollars in Millions)	2010	2009

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$2,895	$2,464
Fair value of plan assets	2,265	2,052
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	2,698	2,349
Fair value of plan assets	2,265	2,052

Components of net periodic benefit cost

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2010	2009	2008	2010	2009	2008
Components Of Net Periodic Benefit Cost
Service cost	$93	$80	$76	$7	$6	$6
Interest cost	155	152	141	11	11	12
Expected return on plan assets	(215)	(215)	(224)	(5)	(5)	(6)
Prior service cost (credit) and transition obligation (asset) amortization	(12)	(6)	(6)	–	–	–
Actuarial loss (gain) amortization	64	49	32	(5)	(7)	(4)

Net periodic benefit cost	$85	$60	$19	$8	$5	$8

Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(203)	$230	$(1,419)	$6	$(11)	$35
Net actuarial loss (gain) amortized during the year	64	49	32	(5)	(7)	(4)
Net prior service credit (cost) arising during the year	–	35	–	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(12)	(6)	(6)	–	–	–

Total recognized in other comprehensive income (loss)	$(151)	$308	$(1,393)	$1	$(18)	$31

Total recognized in net periodic benefit cost and other comprehensive income (loss) (a)(b)	$(236)	$248	$(1,412)	$(7)	$(23)	$23

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2011 are $125 million and $(9) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2011 is $(6) million.

Weighted average assumptions to determine the projected benefit obligations

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2010	2009	2010	2009
Discount rate (a)	5.7%	6.2%	4.9%	5.6%
Rate of compensation increase (b)	4.0	3.0	*	*

Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			14.0	14.0
Effect on accumulated postretirement benefit obligation
One percent increase			$10	$8
One percent decrease			(9)	(8)

(a)	For 2010, the discount rates were developed using Towers Watson’s cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.0, 11.0 and 7.7 years, respectively. For 2009, the discount rates were developed using Towers Watson’s cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 13.4, 10.5 and 8.2 years, respectively.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Weighted average assumptions used to determine net periodic benefit cost

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2010	2009	2008	2010	2009	2008
Discount rate (a)	6.2%	6.4%	6.3%	5.6%	6.3%	6.1%
Expected return on plan assets (b)	8.5	8.5	8.9	3.5	3.5	3.5
Rate of compensation increase (c)	3.0	3.0	3.2	*	*	*

Health care cost trend rate (d)
Prior to age 65				8.0%	7.0%	8.0%
After age 65				14.0	21.0	9.0
Effect on total of service cost and interest cost
One percent increase				$–	$1	$1
One percent decrease				–	(1)	(1)

(a)	See footnote (a) in previous table (weighted average assumptions used to determine the projected benefit obligations).
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions, historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2010 expected long-term rates of return reflect current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Summarizes the plan assets measured at fair value

							Postretirement
	Pension Plans						Welfare Plan
	2010			2009			2010	2009
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Domestic equity securities
Large cap	$1,174	$–	$–	$1,056	$–	$–	$–	$–
Mid cap	373	–	–	397	–	–	–	–
Small cap	142	–	–	126	–	–	–	–
International equity securities	537	–	–	442	–	–	–	–
Debt securities	–	–	8	–	17	7	–	–
Real estate	51	–	–	40	–	–	–	–
Money market mutual fund	–	224	–	–	97	–	–	–
Cash and cash equivalents	30	–	–	22	–	–	131	144
Other	–	–	6	–	–	6	–	–

Total	$2,307	$224	$14	$2,083	$114	$13	$131	$144

Summarizes the changes for all plan assets measured at fair value using significant unobservable inputs (Level 3)

	2010		2009
	Debt		Debt
(Dollars in Millions)	Securities	Other	Securities	Other
Balance at beginning of period	$7	$6	$–	$9
Unrealized gains (losses) relating to assets still held at end of year	3	–	1	(3)
Purchases, sales, principal payments, issuances, and settlements	(2)	–	(3)	–
Transfers into level 3	–	–	9	–

Balance at end of period	$8	$6	$7	$6

Expected future benefit payments

	Pension	Postretirement	Medicare
(Dollars in Millions)	Plans	Welfare Plan (a)	Part D Subsidy

2011	$148	$16	$2
2012	143	17	2
2013	149	19	3
2014	156	20	3
2015	162	21	3
2016 – 2020	917	104	–

(a)	Net of retiree contributions and before Medicare Part D subsidy.

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock Based Compensation (Tables) [Abstract]
Summary of stock options outstanding and exercised under various stock options plans

			Weighted-Average	Aggregate
	Stock	Weighted-Average	Remaining	Intrinsic Value
Year Ended December 31	Options/Shares	Exercise Price	Contractual Term	(In millions)

2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03

Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)
2009
Number outstanding at beginning of period	82,293,011	$29.08
Granted	14,316,237	12.04
Exercised	(1,085,328)	19.98
Cancelled (a)	(7,144,451)	28.33

Number outstanding at end of period (b)	88,379,469	$26.49	6.1	$(352)
Exercisable at end of period	50,538,048	$27.52	4.5	$(253)
2008
Number outstanding at beginning of period	91,211,464	$27.22
Granted	22,464,085	32.19
Exercised	(28,528,238)	25.27
Cancelled (a)	(2,854,300)	31.94

Number outstanding at end of period (b)	82,293,011	$29.08	6.0	$(335)
Exercisable at end of period	43,787,801	$26.11	4.0	$(48)

(a)	Options cancelled includes both non-vested (i.e., forfeitures) and vested options.

(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted average estimated fair value and assumptions utilized by the Company for newly issued grants

	2010	2009	2008

Estimated fair value	$8.36	$3.39	$3.55
Risk-free interest rates	2.5%	1.8%	3.4%
Dividend yield	3.0%	4.2%	4.8%
Stock volatility factor	.47	.44	.19
Expected life of options (in years)	5.5	5.5	5.0

Stock option activity of the company

(Dollars in Millions)	2010	2009	2008

Fair value of options vested	$61	$74	$67
Intrinsic value of options exercised	35	3	262
Cash received from options exercised	112	22	651
Tax benefit realized from options exercised	13	1	99

Stock options outstanding additional information

	Outstanding Options			Exercisable Options
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
		Contractual	Exercise		Exercise
Range of Exercise Prices	Shares	Life (Years)	Price	Shares	Price
$11.02 – $15.00	11,778,734	8.1	$11.43	2,304,680	$11.54
$15.01 – $20.00	3,951,661	1.5	19.03	3,730,778	19.11
$20.01 – $25.00	15,288,993	3.9	22.68	10,205,513	22.11
$25.01 – $30.00	14,970,270	4.4	29.23	14,331,081	29.37
$30.01 – $35.00	29,593,767	6.2	31.71	19,341,817	31.44
$35.01 – $36.25	10,039,280	5.9	36.06	7,628,196	36.06

	85,622,705	5.5	$26.80	57,542,065	$28.28

Summary of the status of the Company's restricted shares of stock

	2010		2009		2008
		Weighted-		Weighted-		Weighted-
		Average Grant-		Average Grant-		Average Grant-
Year Ended December 31	Shares	Date Fair Value	Shares	Date Fair Value	Shares	Date Fair Value
Nonvested Shares
Outstanding at beginning of period	6,788,203	$16.68	2,420,535	$32.42	2,368,085	$31.45
Granted	4,398,660	24.05	5,435,363	12.09	1,132,239	32.24
Vested	(1,862,228)	18.71	(869,898)	31.84	(958,729)	29.78
Cancelled	(513,608)	20.00	(197,797)	16.52	(121,060)	32.69

Outstanding at end of period	8,811,027 (a)	$19.74	6,788,203	$16.68	2,420,535	$32.42

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Components of income tax expense

(Dollars in Millions)	2010	2009	2008

Federal
Current	$1,105	$765	$1,832
Deferred	(339)	(499)	(958)

Federal income tax	766	266	874
State
Current	200	175	300
Deferred	(31)	(46)	(87)

State income tax	169	129	213

Total income tax provision	$935	$395	$1,087

Reconciliation of expected income tax expense at the federal statutory rate of 35% percent to the Company's applicable income tax expense

(Dollars in Millions)	2010	2009	2008

Tax at statutory rate	$1,470	$921	$1,435
State income tax, at statutory rates, net of federal tax benefit	110	84	138
Tax effect of
Tax credits, net of related expenses	(462)	(421)	(301)
Tax-exempt income	(214)	(202)	(173)
Noncontrolling interests	18	(11)	(24)
Other items	13	24	12

Applicable income taxes	$935	$395	$1,087

Reconciliation of the changes in the federal, state and foreign unrecognized tax positions balances

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Balance at beginning of period	$440	$283	$296
Additions for tax positions taken in prior years	116	31	49
Additions for tax positions taken in the current year	30	145	8
Exam resolutions	–	(12)	(63)
Statute expirations	(54)	(7)	(7)

Balance at end of period	$532	$440	$283

Significant components of deferred tax asset and liability

(Dollars in Millions)	2010	2009

Deferred Tax Assets
Allowance for credit losses	$2,100	$2,147
Securities available-for-sale and financial instruments	393	359
Accrued expenses	317	275
Stock compensation	201	184
Pension and postretirement benefits	113	25
Federal, state and foreign net operating loss carryforwards	52	58
Partnerships and other investment assets	429	120
Other deferred tax assets, net	284	79

Gross deferred tax assets	3,889	3,247
Deferred Tax Liabilities
Leasing activities	(2,269)	(2,319)
Goodwill and other intangible assets	(407)	(280)
Mortgage servicing rights	(311)	(394)
Loans	(139)	(129)
Fixed assets	(113)	(71)
Other deferred tax liabilities, net	(176)	(188)

Gross deferred tax liabilities	(3,415)	(3,381)
Valuation allowance	(50)	(56)

Net Deferred Tax Asset (Liability)	$424	$(190)

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments (Tables) [Abstract]
Derivative Position of the company

	December 31, 2010		December 31, 2009
	Asset	Liability	Asset	Liability
(Dollars in Millions)	Derivatives	Derivatives	Derivatives	Derivatives
Total fair value of derivative positions	$1,799	$2,174	$1,582	$1,854
Netting (a)	(280)	(1,163)	(421)	(995)

Total	$1,519	$1,011	$1,161	$859

Note: The fair value of asset and liability derivatives are included in Other assets and Other liabilities on the Consolidated Balance Sheet, respectively.

(a)	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. Authoritative accounting guidance permits the netting of derivative receivables and payables when a legally enforceable master netting agreement exists between the Company and a derivative counterparty. A master netting agreement is an agreement between two counterparties who have multiple derivative contracts with each other that provide for the net settlement of contracts through a single payment, in a single currency, in the event of default on or termination of any one contract. At December 31, 2010, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $55 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $936 million. At December 31, 2009, the amount of cash collateral posted by counterparties that was netted against derivative assets was $116 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $691 million.

Asset and liability management derivative positions of the company

	Asset Derivatives			Liability Derivatives
			Weighted-Average			Weighted-Average
			Remaining			Remaining
	Notional	Fair	Maturity	Notional	Fair	Maturity
(Dollars in Millions)	Value	Value	In Years	Value	Value	In Years
December 31, 2010
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$1,800	$72	55.75	$–	$–	–
Foreign exchange cross-currency swaps	891	70	6.17	445	–	6.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	688	5.03
Net investment hedges
Foreign exchange forward contracts	512	3	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,879	20	.10	6,312	79	.05
Sell	9,082	207	.07	6,002	51	.09
Options
Purchased	1,600	–	.06	–	–	–
Written	6,321	23	.07	1,348	9	.07
Receive fixed/pay floating swaps	2,250	3	10.22	–	–	–
Foreign exchange forward contracts	158	1	.09	694	6	.09
Equity contracts	61	3	1.60	–	–	–
Credit contracts	650	2	3.22	1,183	7	2.71
December 31, 2009
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	3,235	70	32.71	1,950	32	20.52
Foreign exchange cross-currency swaps	1,864	272	6.81	–	–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	8,363	556	3.58
Net investment hedges
Foreign exchange forward contracts	536	15	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	1,250	6	.07	9,862	190	.05
Sell	7,533	91	.11	1,260	3	.06
Options
Purchased	5,250	–	.06	–	–	–
Written	2,546	9	.08	594	2	.09
Foreign exchange forward contracts	113	1	.08	293	2	.08
Equity contracts	27	2	1.58	29	1	.29
Credit contracts	863	2	3.68	1,261	1	3.05

Customer-related derivative positions of the company

	Asset Derivatives			Liability Derivatives
			Weighted-Average			Weighted-Average
			Remaining			Remaining
	Notional	Fair	Maturity	Notional	Fair	Maturity
(Dollars in Millions)	Value	Value	In Years	Value	Value	In Years
December 31, 2010
Interest rate contracts
Receive fixed/pay floating swaps	$15,730	$956	4.64	$1,294	$21	6.01
Pay fixed/receive floating swaps	1,315	24	6.12	15,769	922	4.68
Options
Purchased	2,024	13	1.98	115	12	.36
Written	472	12	.26	1,667	13	2.35
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,772	384	.74	7,694	360	.75
Options
Purchased	224	6	.40	–	–	–
Written	–	–	–	224	6	.40
December 31, 2009
Interest rate contracts
Receive fixed/pay floating swaps	18,700	854	4.46	1,083	19	7.00
Pay fixed/receive floating swaps	1,299	24	7.36	18,490	821	4.45
Options
Purchased	1,841	20	1.68	231	12	.85
Written	477	12	.56	1,596	20	1.90
Foreign exchange rate contracts
Forwards, spots and swaps (a)	5,607	193	.46	5,563	184	.45
Options
Purchased	311	11	.64	–	–	–
Written	–	–	–	311	11	.64

(a)	Reflects the net of long and short positions.

Summary of effective portion of the gains (losses) recognized in other comprehensive income and the gains (losses) reclassified from other comprehensive income (Loss) into earnings

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)		Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
Year Ended December 31 (Dollars in Millions)	2010	2009	2010	2009
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps (a)	$(235)	$114	$(148)	$(209)
Net investment hedges
Foreign exchange forward contracts	(25)	(44)	–	–

Note: Ineffectiveness on cash flow and net investment hedges was not material for the year ended December 31, 2010.

(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income (expense) on long-term debt.

Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions

		Gains (Losses)
		Recognized in Earnings

	Location of Gains (Losses)
Year Ended December 31 (Dollars in Millions)	Recognized in Earnings	2010	2009

Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$(31)	$(27)
Foreign exchange cross-currency swaps	Other noninterest income	(193)	115
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	831	184
Purchased and written options	Mortgage banking revenue	425	300
Foreign exchange forward contracts	Commercial products revenue	(16)	(46)
Equity contracts	Compensation expense	1	(22)
Credit contracts	Other noninterest income/expense	(6)	29
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	201	(658)
Pay fixed/receive floating swaps	Other noninterest income	(196)	696
Purchased and written options	Other noninterest income	1	(1)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	49	49
Purchased and written options	Commercial products revenue	1	1

(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $35 million and $193 million for the year ended December 31, 2010, respectively, and $25 million and $(114) million for the year ended December 31, 2009, respectively. The ineffective portion was immaterial for the years ended December 31, 2010 and 2009.

Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Fair Values of Assets and Liabilities (Tables) [Abstract]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities

	Prime (a)			Non-prime
	Minimum	Maximum	Average	Minimum	Maximum	Average
Estimated lifetime prepayment rates	4%	28%	13%	1%	13%	6%
Lifetime probability of default rates	–	14	1	–	20	8
Lifetime loss severity rates	16	100	41	10	88	56
Discount margin	3	30	6	3	40	11

(a)	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Balances of assets and liabilities measured at fair value on a recurring basis

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total

December 31, 2010
Available-for-sale securities
U.S. Treasury and agencies	$873	$1,664	$–	$–	$2,537
Mortgage-backed securities
Residential
Agency	–	37,703	–	–	37,703
Non-agency
Prime	–	–	1,103	–	1,103
Non-prime	–	–	947	–	947
Commercial
Agency	–	197	–	–	197
Non-agency	–	–	50	–	50
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	89	135	–	224
Other	–	587	133	–	720
Obligations of state and political subdivisions	–	6,417	–	–	6,417
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	949	9	–	958
Perpetual preferred securities	–	448	–	–	448
Other investments	181	18	–	–	199

Total available-for-sale	1,054	48,078	2,377	–	51,509
Mortgage loans held for sale	–	8,100	–	–	8,100
Mortgage servicing rights	–	–	1,837	–	1,837
Derivative assets	–	846	953	(280)	1,519
Other assets	–	470	–	–	470

Total	$1,054	$57,494	$5,167	$(280)	$63,435

Derivative liabilities	$–	$2,072	$102	$(1,163)	$1,011
Other liabilities	–	470	–	–	470

Total	$–	$2,542	$102	$(1,163)	$1,481

December 31, 2009
Available-for-sale securities
U.S. Treasury and agencies	$9	$3,395	$–	$–	$3,404
Mortgage-backed securities
Residential
Agency	–	29,595	–	–	29,595
Non-agency
Prime	–	–	1,429	–	1,429
Non-prime	–	–	968	–	968
Commercial
Agency	–	147	–	–	147
Non-agency	–	–	13	–	13
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	107	98	–	205
Other	–	–	357	–	357
Obligations of state and political subdivisions	–	6,693	–	–	6,693
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	868	10	–	878
Perpetual preferred securities	–	423	–	–	423
Other investments	372	–	231	–	603

Total available-for-sale	381	41,234	3,106	–	44,721
Mortgage loans held for sale	–	4,327	–	–	4,327
Mortgage servicing rights	–	–	1,749	–	1,749
Derivative assets	–	713	869	(421)	1,161
Other assets	–	247	–	–	247

Total	$381	$46,521	$5,724	$(421)	$52,205

Derivative liabilities	$–	$1,800	$54	$(995)	$859
Other liabilities	–	256	–	–	256

Total	$–	$2,056	$54	$(995)	$1,115

Changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

				Net Gains				Net Change in
				(Losses)	Purchases,			Unrealized Gains
		Net Gains		Included in	Sales, Principal			(Losses) Relating
	Beginning	(Losses)		Other	Payments,		End	to Assets
	of Period	Included in		Comprehensive	Issuances and	Transfers into	of Period	Still Held at
Year Ended December 31 (Dollars in Millions)	Balance	Net Income		Income (Loss)	Settlements	Level 3	Balance	End of Period

2010
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$1,429	$2		$82	$(410)	$–	$1,103	$76
Non-prime	968	(47)		146	(120)	–	947	145
Commercial non-agency	13	2		3	32	–	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–	30	–	135	4
Other	357	2		11	(237)	–	133	12
Corporate debt securities	10	(1)		–	–	–	9	–
Other investments	231	5		10	(246)	–	–	–

Total available-for-sale	3,106	(30	) (a)	252	(951)	–	2,377	240
Mortgage servicing rights	1,749	(616	) (b)	–	704	–	1,837	(616	) (b)
Net derivative assets and liabilities	815	243	(c)	–	(207)	–	851	(625	) (d)

2009
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime	$183	$(4)		$542	$(1,540)	$2,248	$1,429	$358
Non-prime	1,022	(141)		151	(197)	133	968	29
Commercial non-agency	17	(1)		(1)	(3)	1	13	(1)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	86	(3)		2	9	4	98	3
Other	523	(180)		101	(90)	3	357	3
Corporate debt securities	13	(3)		–	–	–	10	–
Other investments	–	2		(10)	(4)	243	231	(10)

Total available-for-sale	1,844	(330	) (e)	785	(1,825)	2,632	3,106	382
Mortgage servicing rights	1,194	(394	) (b)	–	949	–	1,749	(394	) (b)
Net derivative assets and liabilities	1,698	(755	) (f)	–	(129)	1	815	(1,328	) (g)

(a)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.

(b)	Included in mortgage banking revenue.
(c)	Approximately $(552) million included in other noninterest income and $795 million included in mortgage banking revenue.
(d)	Approximately $176 million included in other noninterest income and $(801) million included in mortgage banking revenue.
(e)	Approximately $(361) million included in securities gains (losses) and $31 million included in interest income.
(f)	Approximately $(1.4) billion included in other noninterest income and $611 million included in mortgage banking revenue.
(g)	Approximately $(630) million included in other noninterest income and $(698) million included in mortgage banking revenue.

Adjusted carrying values for assets measured at fair value on a nonrecurring basis

	2010				2009
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans held for sale (a)	$–	$–	$–	$–	$–	$276	$–	$276
Loans (b)	–	404	1	405	–	235	5	240
Other real estate owned (c)	–	812	–	812	–	183	–	183
Other intangible assets	–	–	1	1	–	–	3	3
Other assets	–	4	9	13	–	–	–	–

(a)	Represents the carrying value of loans held for sale for which adjustments are based on what secondary markets are currently offering for portfolios with similar characteristics.

(b)	Represents the carrying value of loans for which adjustments are based on the appraised value of the collateral, excluding loans fully charged-off.
(c)	Represents the fair value of foreclosed properties that were measured at fair value based on the appraisal value of the collateral subsequent to their initial acquisition.

Losses recognized related to nonrecurring fair value measurements of individual assets or portfolios

(Dollars in Millions)	2010	2009

Loans held for sale	$–	$2
Loans (a)	363	293
Other real estate owned (b)	302	178
Other intangible assets	1	2
Other assets	6	–

(a)	Represents write-downs of loans which are based on the appraised value of the collateral, excluding loans fully charged-off.
(b)	Represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Difference between the aggregate fair value carrying amount of MLFHS and aggregate unpaid principal amount

	2010			2009
			Carrying			Carrying
	Fair Value	Aggregate	Amount Over	Fair Value	Aggregate	Amount Over
	Carrying	Unpaid	(Under) Unpaid	Carrying	Unpaid	(Under) Unpaid
December 31 (Dollars in Millions)	Amount	Principal	Principal	Amount	Principal	Principal
Total loans	$8,100	$8,034	$66	$4,327	$4,264	$63
Nonaccrual loans	11	18	(7)	–	–	–
Loans 90 days or more past due	6	6	–	23	30	(7)

Estimated fair values of financial instruments

	2010		2009
	Carrying	Fair	Carrying	Fair
(Dollars in Millions)	Amount	Value	Amount	Value
Financial Assets
Cash and due from banks	$14,487	$14,487	$6,206	$6,206
Investment securities held-to-maturity	1,469	1,419	47	48
Mortgages held for sale (a)	4	4	29	29
Other loans held for sale	267	267	416	416
Loans	191,751	192,058	189,676	184,157
Financial Liabilities
Deposits	204,252	204,799	183,242	183,504
Short-term borrowings	32,557	32,839	31,312	31,674
Long-term debt	31,537	31,981	32,580	32,808

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.

Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Guarantees and Contingent Liabilities (Tables) [Abstract]
Summary of contract or notional amounts of commitments to extend credit and letters of credit

	Term
	Less Than	Greater Than
(Dollars in Millions)	One Year	One Year	Total

Commitments to extend credit
Commercial and commercial real estate	$19,991	$48,156	$68,147
Corporate and purchasing cards (a)	15,571	–	15,571
Retail credit cards (a)	58,901	–	58,901
Other retail	9,452	16,171	25,623
Covered	99	1,264	1,363
Letters of credit
Standby	9,361	10,037	19,398
Commercial	366	100	466

(a)	Primarily cancelable at the Company’s discretion.

Summary of Lease Commitments

	Capitalized	Operating
(Dollars in Millions)	Leases	Leases

2011	$8	$199
2012	7	187
2013	7	180
2014	5	151
2015	4	115
Thereafter	16	455

Total minimum lease payments	$47	$1,287

Less amount representing interest	15

Present value of net minimum lease payments	$32

U.S. Bancorp (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2010
U.S. Bancorp (Parent Company) (Tables) [Abstract]
Schedule of Condensed Financial Statements

CONDENSED BALANCE SHEET

December 31 (Dollars in Millions)	2010	2009

Assets
Due from banks, principally interest-bearing	$6,722	$10,568
Available-for-sale securities	1,454	1,554
Investments in bank subsidiaries	29,452	24,798
Investments in nonbank subsidiaries	1,239	854
Advances to bank subsidiaries	1,500	1,500
Advances to nonbank subsidiaries	1,171	918
Other assets	1,429	1,511

Total assets	$42,967	$41,703

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$60	$842
Long-term debt	13,037	14,538
Other liabilities	351	360
Shareholders’ equity	29,519	25,963

Total liabilities and shareholders’ equity	$42,967	$41,703

CONDENSED STATEMENT OF INCOME

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Income
Dividends from bank subsidiaries	$–	$625	$1,935
Dividends from nonbank subsidiaries	3	94	6
Interest from subsidiaries	109	82	125
Other income	105	(299)	(674)

Total income	217	502	1,392
Expense
Interest on short-term funds borrowed	1	3	24
Interest on long-term debt	366	332	409
Other expense	80	44	45

Total expense	447	379	478

Income before income taxes and equity in undistributed income of subsidiaries	(230)	123	914
Applicable income taxes	(70)	(197)	(348)

Income of parent company	(160)	320	1,262
Equity in undistributed income of subsidiaries	3,477	1,885	1,684

Net income attributable to U.S. Bancorp	$3,317	$2,205	$2,946

CONDENSED STATEMENT OF CASH FLOWS

Year Ended December 31 (Dollars in Millions)	2010	2009	2008

Operating Activities
Net income attributable to U.S. Bancorp	$3,317	$2,205	$2,946
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,477)	(1,885)	(1,684)
Other, net	130	703	466

Net cash provided by (used in) operating activities	(30)	1,023	1,728
Investing Activities
Proceeds from sales and maturities of investment securities	298	395	1,408
Purchases of investment securities	(63)	(52)	(684)
Investments in subsidiaries	(1,750)	(186)	(540)
Equity distributions from subsidiaries	58	58	61
Net increase in short-term advances to subsidiaries	(253)	(173)	(19)
Long-term advances to subsidiaries	(300)	(800)	(600)
Principal collected on long-term advances to subsidiaries	300	–	–
Other, net	33	(29)	(22)

Net cash used in investing activities	(1,677)	(787)	(396)
Financing Activities
Net increase (decrease) in short-term borrowings	(782)	(392)	86
Proceeds from issuance of long-term debt	4,250	5,031	3,784
Principal payments or redemption of long-term debt	(5,250)	(1,054)	(3,819)
Fees paid on exchange of income trust securities for perpetual preferred stock	(4)	–	–
Proceeds from issuance of preferred stock	–	–	7,090
Proceeds from issuance of common stock	119	2,703	688
Redemption of preferred stock	–	(6,599)	–
Repurchase of common stock warrant	–	(139)	–
Cash dividends paid on preferred stock	(89)	(275)	(68)
Cash dividends paid on common stock	(383)	(1,025)	(2,959)

Net cash provided by (used in) financing activities	(2,139)	(1,750)	4,802

Change in cash and due from banks	(3,846)	(1,514)	6,134
Cash and due from banks at beginning of year	10,568	12,082	5,948

Cash and due from banks at end of year	$6,722	$10,568	$12,082

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Textuals) [Abstract]
Threshold limit for accounting investment as available for sales securities	20.00%
Minimum ownership percentage for significant influence under equity method investments	20.00%
Maximum ownership percentage for significant influence under equity method investments	50.00%
Minimum ownership Percentage required to treat investments as equity method investments in Limited partnerships and limited liability	5.00%
Minimum period beyond which revolving consumer lines and credit cards are charged off, (In days)	180
Minimum period beyond which loans secured by 1-4 Family Properties are charged down to fair value less costs to sell, (In days)	180
Minimum due period for treating non collection of interest or principal as nonaccrual status for commercial loans, (In days)	90
Minimum period beyond which closed-end consumer loans other than loans secured by family properties are charged off, (In days)	120
Maximum restructuring period under credit card loan agreements, (In months)	60
Period of restructured nonaccrual loan remains on nonaccrual, (In months).	6
Unrealized difference between actual experience and expected returns, (In years)	12
Building [Member]
Significant Accounting Policies (Textuals) [Abstract]
Property, Plant and Equipment, Useful Life, Maximum, (In years)	40
Furniture and equipment [Member]
Significant Accounting Policies (Textuals) [Abstract]
Property, Plant and Equipment, Useful Life, Maximum, (In years)	20
Property, Plant and Equipment, Useful Life, Minimum, (In years)	3

Significant Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Condensed Income Statement
Securities gains (losses), net	$ (78)		$ (451)		$ (978)
Other intangibles	367		387		355
Total noninterest expense	9,383		8,281		7,348
Provision for credit losses	4,356		5,557		3,096
Net income	3,265		2,237		3,012
Net (income) loss attributable to noncontrolling interests	52		(32)		(66)
Net income attributable to U.S. Bancorp	3,317		2,205		2,946
Average Balance Sheet
Commercial	48,398		48,792
Commercial real estate	34,695		34,093
Residential mortgages	30,732		26,056
Retail	65,194		63,955
Total loans, excluding covered loans	179,019		172,896
Covered Loans	18,042		21,859
Total loans	197,061		194,755
Goodwill	8,954	[1]	9,011	[1]	8,571	[1]
Other intangible assets	3,213		3,406
Assets	307,786		281,176
Noninterest-bearing deposits	45,314		38,186
Time deposits	29,557		29,921
Total deposits	204,252		183,242
Total U.S. Bancorp shareholders' equity	29,519		25,963
Average Balances [Member] | Wholesale Banking [Member]
Average Balance Sheet
Commercial	34,193		39,415
Commercial, percent change	(13.20%)
Commercial real estate	21,744		21,504
Commercial real estate, percent change	1.10%
Residential mortgages	69		81
Residential mortgages, percent change	(14.80%)
Retail	33		53
Retail, percent change	(0.377)
Total loans, excluding covered loans	56,039		61,053
Total loans excluding covered loans, percent change	(8.20%)
Covered Loans	1,966		317
Covered loans, percent change	0.00%
Total loans	58,005		61,370
Total loans, percent change	(5.50%)
Goodwill	1,607		1,506
Goodwill, percent change	6.70%
Other intangible assets	69		90
Other intangible assets, percent change	(23.30%)
Assets	63,187		66,238
Assets, percent change	(4.60%)
Noninterest-bearing deposits	18,279		17,451
Noninterest-bearing deposits, percent change	4.70%
Interest checking	11,295		11,840
Interest checking, percent change	(4.60%)
Savings products	10,114		9,261
Savings products, percent change	9.20%
Time deposits	11,426		13,044
Time deposits, percent change	(12.40%)
Total deposits	51,114		51,596
Total deposits, percent change	(0.90%)
Total U.S. Bancorp shareholders' equity	5,477		4,940
Total U.S. Bancorp shareholders' equity, percent change	10.90%
Average Balances [Member] | Consumer Banking [Member]
Average Balance Sheet
Commercial	6,402		6,604
Commercial, percent change	(3.10%)
Commercial real estate	11,638		11,430
Commercial real estate, percent change	1.80%
Residential mortgages	27,256		23,993
Residential mortgages, percent change	13.60%
Retail	44,996		44,402
Retail, percent change	0.013
Total loans, excluding covered loans	90,292		86,429
Total loans excluding covered loans, percent change	4.50%
Covered Loans	9,534		10,124
Covered loans, percent change	(5.80%)
Total loans	99,826		96,553
Total loans, percent change	3.40%
Goodwill	3,538		3,240
Goodwill, percent change	9.20%
Other intangible assets	1,907		1,677
Other intangible assets, percent change	13.70%
Assets	114,272		110,203
Assets, percent change	3.70%
Noninterest-bearing deposits	15,540		14,249
Noninterest-bearing deposits, percent change	9.10%
Interest checking	23,772		21,017
Interest checking, percent change	13.10%
Savings products	35,894		27,061
Savings products, percent change	32.60%
Time deposits	25,816		26,648
Time deposits, percent change	(3.10%)
Total deposits	101,022		88,975
Total deposits, percent change	13.50%
Total U.S. Bancorp shareholders' equity	8,513		7,400
Total U.S. Bancorp shareholders' equity, percent change	15.00%
Average Balances [Member] | Wealth Management [Member]
Average Balance Sheet
Commercial	1,040		1,188
Commercial, percent change	(12.50%)
Commercial real estate	581		570
Commercial real estate, percent change	1.90%
Residential mortgages	372		387
Residential mortgages, percent change	(3.90%)
Retail	1,640		1,537
Retail, percent change	0.067
Total loans, excluding covered loans	3,633		3,682
Total loans excluding covered loans, percent change	(1.30%)
Covered Loans	14		0
Covered loans, percent change	0.00%
Total loans	3,647		3,682
Total loans, percent change	(1.00%)
Goodwill	1,516		1,513
Goodwill, percent change	0.20%
Other intangible assets	201		258
Other intangible assets, percent change	(22.10%)
Assets	5,860		5,988
Assets, percent change	(2.10%)
Noninterest-bearing deposits	5,501		5,308
Noninterest-bearing deposits, percent change	3.60%
Interest checking	4,983		3,914
Interest checking, percent change	27.30%
Savings products	14,327		8,397
Savings products, percent change	70.60%
Time deposits	6,146		5,904
Time deposits, percent change	4.10%
Total deposits	30,957		23,523
Total deposits, percent change	31.60%
Total U.S. Bancorp shareholders' equity	2,109		2,061
Total U.S. Bancorp shareholders' equity, percent change	2.30%
Average Balances [Member] | Payment Services [Member]
Average Balance Sheet
Commercial	5,212		4,677
Commercial, percent change	11.40%
Commercial real estate	0		0
Commercial real estate, percent change	0.00%
Residential mortgages	0		0
Residential mortgages, percent change	0.00%
Retail	17,406		16,017
Retail, percent change	0.087
Total loans, excluding covered loans	22,618		20,694
Total loans excluding covered loans, percent change	9.30%
Covered Loans	0		0
Covered loans, percent change	0.00%
Total loans	22,618		20,694
Total loans, percent change	9.30%
Goodwill	2,348		2,354
Goodwill, percent change	(0.30%)
Other intangible assets	943		935
Other intangible assets, percent change	0.90%
Assets	27,309		24,864
Assets, percent change	9.80%
Noninterest-bearing deposits	634		539
Noninterest-bearing deposits, percent change	17.60%
Interest checking	119		84
Interest checking, percent change	41.70%
Savings products	23		19
Savings products, percent change	21.10%
Time deposits	1		1
Time deposits, percent change	0.00%
Total deposits	777		643
Total deposits, percent change	20.80%
Total U.S. Bancorp shareholders' equity	5,310		4,772
Total U.S. Bancorp shareholders' equity, percent change	11.30%
Average Balances [Member] | Treasury and Corporate Support [Member]
Average Balance Sheet
Commercial	181		943
Commercial, percent change	(80.80%)
Commercial real estate	306		247
Commercial real estate, percent change	23.90%
Residential mortgages	7		20
Residential mortgages, percent change	(65.00%)
Retail	14		14
Retail, percent change	0
Total loans, excluding covered loans	508		1,224
Total loans excluding covered loans, percent change	58.50%
Covered Loans	8,418		2,282
Covered loans, percent change	0.00%
Total loans	8,926		3,506
Total loans, percent change	0.00%
Goodwill	0		(1)
Goodwill, percent change	0.00%
Other intangible assets	7		5
Other intangible assets, percent change	40.00%
Assets	75,233		61,067
Assets, percent change	23.20%
Noninterest-bearing deposits	208		309
Noninterest-bearing deposits, percent change	(32.70%)
Interest checking	15		11
Interest checking, percent change	36.40%
Savings products	224		166
Savings products, percent change	34.90%
Time deposits	404		2,578
Time deposits, percent change	(84.30%)
Total deposits	851		3,064
Total deposits, percent change	(72.20%)
Total U.S. Bancorp shareholders' equity	6,640		7,134
Total U.S. Bancorp shareholders' equity, percent change	(6.90%)
Average Balances [Member] | Consolidated company [Member]
Average Balance Sheet
Commercial	47,028		52,827
Commercial, percent change	(11.00%)
Commercial real estate	34,269		33,751
Commercial real estate, percent change	1.50%
Residential mortgages	27,704		24,481
Residential mortgages, percent change	13.20%
Retail	64,089		62,023
Retail, percent change	0.033
Total loans, excluding covered loans	173,090		173,082
Total loans excluding covered loans, percent change	0.00%
Covered Loans	19,932		12,723
Covered loans, percent change	56.70%
Total loans	193,022		185,805
Total loans, percent change	3.90%
Goodwill	9,009		8,612
Goodwill, percent change	4.60%
Other intangible assets	3,127		2,965
Other intangible assets, percent change	5.50%
Assets	285,861		268,360
Assets, percent change	6.50%
Noninterest-bearing deposits	40,162		37,856
Noninterest-bearing deposits, percent change	6.10%
Interest checking	40,184		36,866
Interest checking, percent change	9.00%
Savings products	60,582		44,904
Savings products, percent change	34.90%
Time deposits	43,793		48,175
Time deposits, percent change	(9.10%)
Total deposits	184,721		167,801
Total deposits, percent change	10.10%
Total U.S. Bancorp shareholders' equity	28,049		26,307
Total U.S. Bancorp shareholders' equity, percent change	6.60%
Wholesale Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,089		1,997
Net interest income (taxable-equivalent basis), percent change	4.60%
Noninterest income	1,151		984
Noninterest income, percent change	17.00%
Securities gains (losses), net	(1)		(3)
Securities gains (losses), net, percent change	66.70%
Total net revenue	3,239		2,978
Total net revenue, percent change	8.80%
Noninterest expense	1,261		1,093
Noninterest expense, percent change	15.40%
Other intangibles	16		25
Other intangibles, percent change	(36.00%)
Total noninterest expense	1,277		1,118
Total noninterest expense, percent change	14.20%
Income before provision and income taxes	1,962		1,860
Income before provision and income taxes, percent change	5.50%
Provision for credit losses	1,322		1,632
Provision for credit losses, percent change	(19.00%)
Income before income taxes	640		228
Income taxes and taxable-equivalent adjustment	233		84
Net income	407		144
Net (income) loss attributable to noncontrolling interests	1
Net income attributable to U.S. Bancorp	408		144
Average Balance Sheet
Goodwill	1,605		1,605		1,475
Consumer Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	4,309		4,009
Net interest income (taxable-equivalent basis), percent change	7.50%
Noninterest income	2,738		2,962
Noninterest income, percent change	(7.60%)
Total net revenue	7,047		6,971
Total net revenue, percent change	1.10%
Noninterest expense	4,179		3,616
Noninterest expense, percent change	15.60%
Other intangibles	97		95
Other intangibles, percent change	2.10%
Total noninterest expense	4,276		3,711
Total noninterest expense, percent change	15.20%
Income before provision and income taxes	2,771		3,260
Income before provision and income taxes, percent change	(15.00%)
Provision for credit losses	1,620		1,877
Provision for credit losses, percent change	(13.70%)
Income before income taxes	1,151		1,383
Income before income taxes, percent change	(16.80%)
Income taxes and taxable-equivalent adjustment	419		505
Income taxes and taxable-equivalent adjustment, percent change	(17.00%)
Net income	732		878
Net income, percent change	(16.60%)
Net (income) loss attributable to noncontrolling interests	(3)
Net income attributable to U.S. Bancorp	729		878
Net income attributable to U.S. Bancorp, percent change	(17.00%)
Average Balance Sheet
Goodwill	3,535		3,526		3,283
Wealth Management [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	320		302
Net interest income (taxable-equivalent basis), percent change	6.00%
Noninterest income	1,101		1,187
Noninterest income, percent change	(7.20%)
Total net revenue	1,421		1,489
Total net revenue, percent change	(4.60%)
Noninterest expense	1,000		867
Noninterest expense, percent change	15.30%
Other intangibles	53		68
Other intangibles, percent change	(22.10%)
Total noninterest expense	1,053		935
Total noninterest expense, percent change	12.60%
Income before provision and income taxes	368		554
Income before provision and income taxes, percent change	(33.60%)
Provision for credit losses	22		29
Provision for credit losses, percent change	(24.10%)
Income before income taxes	346		525
Income before income taxes, percent change	(34.10%)
Income taxes and taxable-equivalent adjustment	126		191
Income taxes and taxable-equivalent adjustment, percent change	(34.00%)
Net income	220		334
Net income, percent change	(34.10%)
Net income attributable to U.S. Bancorp	220		334
Net income attributable to U.S. Bancorp, percent change	(34.10%)
Average Balance Sheet
Goodwill	1,463		1,515		1,512
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	1,339		1,170
Net interest income (taxable-equivalent basis), percent change	14.40%
Noninterest income	3,152		3,006
Noninterest income, percent change	4.90%
Total net revenue	4,491		4,176
Total net revenue, percent change	7.50%
Noninterest expense	1,695		1,508
Noninterest expense, percent change	12.40%
Other intangibles	201		199
Other intangibles, percent change	1.00%
Total noninterest expense	1,896		1,707
Total noninterest expense, percent change	11.10%
Income before provision and income taxes	2,595		2,469
Income before provision and income taxes, percent change	5.10%
Provision for credit losses	1,334		1,994
Provision for credit losses, percent change	(33.10%)
Income before income taxes	1,261		475
Income taxes and taxable-equivalent adjustment	458		172
Net income	803		303
Net (income) loss attributable to noncontrolling interests	(30)		(25)
Net income attributable to noncontrolling interests, percent change	(20.00%)
Net income attributable to U.S. Bancorp	773		278
Average Balance Sheet
Goodwill	2,351		2,365		2,301
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	1,731		1,238
Net interest income (taxable-equivalent basis), percent change	39.80%
Noninterest income	296		264
Noninterest income, percent change	12.10%
Securities gains (losses), net	(77)		(448)
Securities gains (losses), net, percent change	82.80%
Total net revenue	1,950		1,054
Total net revenue, percent change	85.00%
Noninterest expense	881		810
Noninterest expense, percent change	8.80%
Total noninterest expense	881		810
Total noninterest expense, percent change	8.80%
Income before provision and income taxes	1,069		244
Provision for credit losses	58		25
Income before income taxes	1,011		219
Income taxes and taxable-equivalent adjustment	(92)		(359)
Income taxes and taxable-equivalent adjustment, percent change	74.40%
Net income	1,103		578
Net income, percent change	90.80%
Net (income) loss attributable to noncontrolling interests	84		(7)
Net income attributable to U.S. Bancorp	1,187		571
Consolidated company [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	9,788		8,716
Net interest income (taxable-equivalent basis), percent change	12.30%
Noninterest income	8,438		8,403
Noninterest income, percent change	0.40%
Securities gains (losses), net	(78)		(451)
Securities gains (losses), net, percent change	82.70%
Total net revenue	18,148		16,668
Total net revenue, percent change	8.90%
Noninterest expense	9,016		7,894
Noninterest expense, percent change	14.20%
Other intangibles	367		387
Other intangibles, percent change	(5.20%)
Total noninterest expense	9,383		8,281
Total noninterest expense, percent change	13.30%
Income before provision and income taxes	8,765		8,387
Income before provision and income taxes, percent change	4.50%
Provision for credit losses	4,356		5,557
Provision for credit losses, percent change	(21.60%)
Income before income taxes	4,409		2,830
Income before income taxes, percent change	55.80%
Income taxes and taxable-equivalent adjustment	1,144		593
Income taxes and taxable-equivalent adjustment, percent change	92.90%
Net income	3,265		2,237
Net income, percent change	46.00%
Net (income) loss attributable to noncontrolling interests	52		(32)
Net income attributable to U.S. Bancorp	$ 3,317		$ 2,205
Net income attributable to U.S. Bancorp, percent change	50.40%

[1]	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Accounting Changes (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Accounting Changes (Textuals) [Abstract]
Consolidated assets of previously unconsolidated entities	$ 1,600,000,000
Deconsolidated assets of previously consolidated entities	84,000,000
Decrease in total equity by the adoption of accounting guidance issued by the FASB	$ 89,000,000

Business Combinations and Divestitures (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 First Bank of Oak Park Corporation [Member]	Dec. 31, 2008 Downey Savings and Loan Association, F.A. and PFF Bank and Trust [Member]
Business Combinations (Textuals) [Abstract]
Assets (sold) acquired	$ 1,100,000,000,000	$ 18,000,000,000	$ 17,400,000,000
Acquisition of assets under administration of deposits	8,000,000,000
Gain on exchange of affiliate business before tax	103,000,000
Gain on exchange of affiliate business net of tax	$ 41,000,000
Percent of equity interest in Nuveen investments	9.50%

Restrictions on Cash and Due from Banks (Details) (USD $) In Billions	Dec. 31, 2010	Dec. 31, 2009
Restrictions on Cash and Due from Banks (Textuals) [Abstract]
Minimum average reserve balances to be maintained at bank subsidiaries	$ 1.2	$ 1.2

Investment Securities (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Held-to-maturity
Amortized Cost	$ 1,469	[1]	$ 47	[1]
Unrealized Gains	14	[1]	2	[1]
Unrealized Losses Other than Temporary	(1)	[1]
Unrealized Losses Other	(63)	[1]	(1)	[1]
Fair Value	1,419	[1]	48	[1]
Available-for-sale securities
Amortized Cost	51,855	[2]	45,356	[2]
Unrealized Gains	866	[2]	622	[2]
Unrealized Losses Other Than Temporary	(334)	[2]	(418)	[2]
Unrealized Losses Other	(878)	[2]	(839)	[2]
Available-for-sale securities	51,509	[2]	44,721	[2]
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale securities
Amortized Cost	47	[2]	14	[2]
Unrealized Gains	3	[2]
Unrealized Losses Other Than Temporary			(1)	[2]
Available-for-sale securities	50	[2]	13	[2]
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Held-to-maturity
Amortized Cost	10	[1]
Unrealized Losses Other	(5)	[1]
Fair Value	5	[1]
Agency [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	37,144	[2]	29,147	[2]
Unrealized Gains	718	[2]	495	[2]
Unrealized Losses Other	(159)	[2]	(47)	[2]
Available-for-sale securities	37,703	[2]	29,595	[2]
Agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale securities
Amortized Cost	194	[2]	141	[2]
Unrealized Gains	5	[2]	6	[2]
Unrealized Losses Other	(2)	[2]
Available-for-sale securities	197	[2]	147	[2]
Agency [Member] | Residential [Member]
Held-to-maturity
Amortized Cost	847	[1]	4	[1]
Unrealized Losses Other	(4)	[1]
Fair Value	843	[1]	4	[1]
Non agency Prime [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	1,216	[2],[3]	1,624	[2],[3]
Unrealized Gains	12	[2],[3]	8	[2],[3]
Unrealized Losses Other Than Temporary	(86)	[2],[3]	(110)	[2],[3]
Unrealized Losses Other	(39)	[2],[3]	(93)	[2],[3]
Available-for-sale securities	1,103	[2],[3]	1,429	[2],[3]
Non agency Non Prime [Member] | Residential [Member]
Available-for-sale securities
Amortized Cost	1,193	[2]	1,359	[2]
Unrealized Gains	15	[2]	11	[2]
Unrealized Losses Other Than Temporary	(243)	[2]	(297)	[2]
Unrealized Losses Other	(18)	[2]	(105)	[2]
Available-for-sale securities	947	[2]	968	[2]
Non agency Non Prime [Member] | Residential [Member]
Held-to-maturity
Amortized Cost	3	[1]
Fair Value	3	[1]
Asset backed Securities [Member]
Held-to-maturity
Amortized Cost	284
Fair Value	271
Collateralized Debt Obligations [Member]
Available-for-sale securities
Amortized Cost	204	[2]	199	[2]
Unrealized Gains	23	[2]	11	[2]
Unrealized Losses Other Than Temporary	(2)	[2]	(5)	[2]
Unrealized Losses Other	(1)	[2]
Available-for-sale securities	224	[2]	205	[2]
Collateralized Debt Obligations [Member]
Held-to-maturity
Amortized Cost	157	[1]
Unrealized Gains	13	[1]
Unrealized Losses Other	(18)	[1]
Fair Value	152	[1]
Others [Member]
Available-for-sale securities
Amortized Cost	709	[2]	360	[2]
Unrealized Gains	23	[2]	12	[2]
Unrealized Losses Other Than Temporary	(3)	[2]	(5)	[2]
Unrealized Losses Other	(9)	[2]	(10)	[2]
Available-for-sale securities	720	[2]	357	[2]
Others [Member]
Held-to-maturity
Amortized Cost	127	[1]
Unrealized Losses Other than Temporary	(1)	[1]
Unrealized Losses Other	(7)	[1]
Fair Value	119	[1]
Corporate Debt Securities [Member]
Available-for-sale securities
Amortized Cost	1,109	[2]	1,179	[2]
Unrealized Losses Other	(151)	[2]	(301)	[2]
Available-for-sale securities	958	[2]	878	[2]
Obligations of state and political subdivisions [Member]
Available-for-sale securities
Amortized Cost	6,835	[2]	6,822	[2]
Unrealized Gains	3	[2]	30	[2]
Unrealized Losses Other	(421)	[2]	(159)	[2]
Available-for-sale securities	6,417	[2]	6,693	[2]
Obligations of state and political subdivisions [Member]
Held-to-maturity
Amortized Cost	27	[1]	32	[1]
Unrealized Gains	1	[1]	2	[1]
Unrealized Losses Other	(1)	[1]	(1)	[1]
Fair Value	27	[1]	33	[1]
Obligations of foreign governments [Member]
Available-for-sale securities
Amortized Cost	6	[2]	6	[2]
Available-for-sale securities	6	[2]	6	[2]
Obligations of foreign governments [Member]
Held-to-maturity
Amortized Cost	7	[1]
Fair Value	7	[1]
U.S. Treasury and agency [Member]
Available-for-sale securities
Amortized Cost	2,559	[2]	3,415	[2]
Unrealized Gains	6	[2]	10	[2]
Unrealized Losses Other	(28)	[2]	(21)	[2]
Available-for-sale securities	2,537	[2]	3,404	[2]
U.S. Treasury and agency [Member]
Held-to-maturity
Amortized Cost	165	[1]
Unrealized Losses Other	(1)	[1]
Fair Value	164	[1]
Other Debt Securities [Member]
Held-to-maturity
Amortized Cost	126	[1]	11	[1]
Unrealized Losses Other	(27)	[1]
Fair Value	99	[1]	11	[1]
Other Investments [Member]
Available-for-sale securities
Amortized Cost	183	[2],[4]	607	[2],[4]
Unrealized Gains	17	[2],[4]	9	[2],[4]
Unrealized Losses Other	(1)	[2],[4]	(13)	[2],[4]
Available-for-sale securities	199	[2],[4]	603	[2],[4]
Perpetual preferred securities [Member]
Available-for-sale securities
Amortized Cost	456	[2]	483	[2]
Unrealized Gains	41	[2]	30	[2]
Unrealized Losses Other	(49)	[2]	(90)	[2]
Available-for-sale securities	$ 448	[2]	$ 423	[2]

[1]	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums, accretion of discounts and credit-related other-than-temporary impairment.
[2]	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders equity.
[3]	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
[4]	Includes securities covered under loss sharing agreements with the FDIC with a fair value of $231 million at December 31, 2009. No securities were covered under loss sharing agreements at December 31, 2010

Investment Securities (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amount of interest income from taxable and non-taxable investment securities
Taxable	$ 1,292	$ 1,295	$ 1,666
Non-taxable	309	311	318
Total interest income from investment securities	$ 1,601	$ 1,606	$ 1,984

Investment Securities (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amount of gross gains and losses realized through the sales of available-for-sale investment securities
Realized gains	$ 21	$ 150	$ 43
Realized losses	(8)	(3)	(1)
Net realized gains (losses)	13	147	42
Income tax (benefit) on realized gains (losses)	$ 5	$ 56	$ 16

Investment Securities (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Changes in accretable balance for securities with evidence of credit deterioration at acquisition
Balance at beginning of period	$ 292		$ 225		$ 105
Impact of other-than-temporary impairment accounting change			0		(124)		0
Adjusted balance at beginning of period	139		292		225		105
Additions	66	[1]	127	[1]	261	[1]
Disposals	(219)	[2]			(286)	[2]
Accretion	(29)		(6)		(15)
Other	29	[3]	(54)	[3]	284	[3]
Balance at end of period	139		292		225		105
Scenario, Previously Reported [Member]
Changes in accretable balance for securities with evidence of credit deterioration at acquisition
Balance at beginning of period			292		349		105
Adjusted balance at beginning of period			292		349		105
Balance at end of period			$ 292		$ 349		$ 105

[1]	primarily resulted from the exchange of certain SIVs for the underlying investment securities
[2]	primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
[3]	primarily represents changes in projected future cash flows on certain investment securities.

Investment Securities (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Summary of other-than-temporary impairment by investment category
Other Gains (losses)	$ (66)		$ (402)
Total other-than-temporary impairment	(157)		(1,000)		(1,020)
Held-to-maturity Securities [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(2)
Total other-than-temporary impairment	(2)
Held-to-maturity Securities [Member] | Others [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(2)
Total other-than-temporary impairment	(2)
Non-agency [Member] | Available for sale Securities [Member] | Commercial Mortgage Backed Securities [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings			(1)
Other Gains (losses)			(1)
Total other-than-temporary impairment			(2)
Non agency Prime [Member] | Available for sale Securities [Member] | Residential [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(5)	[1]	(13)	[1]
Other Gains (losses)	(10)	[1]	(182)	[1]
Total other-than-temporary impairment	(15)	[1]	(195)	[1]
Non agency Non Prime [Member] | Available for sale Securities [Member] | Residential [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(63)		(151)
Other Gains (losses)	(60)		(304)
Total other-than-temporary impairment	(123)		(455)
Available for sale Securities [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(89)		(598)
Other Gains (losses)	(66)		(402)
Total other-than-temporary impairment	(155)		(1,000)
Available for sale Securities [Member] | Corporate Debt Securities [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings			(7)
Total other-than-temporary impairment			(7)
Available for sale Securities [Member] | Other Debt Securities [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(1)
Other Gains (losses)	1
Available for sale Securities [Member] | Collateralized Debt Obligations [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(6)		(17)
Other Gains (losses)	(1)		(3)
Total other-than-temporary impairment	(7)		(20)
Available for sale Securities [Member] | Others [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(13)		(186)
Other Gains (losses)	4		88
Total other-than-temporary impairment	(9)		(98)
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Summary of other-than-temporary impairment by investment category
Credit Losses Recorded In Earnings	(1)		(223)
Total other-than-temporary impairment	$ (1)		$ (223)

[1]	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Investment Securities (Details 5)	Dec. 31, 2010
Prime Minimum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	4.00%
Lifetime probability of default rates	3.00%
Lifetime loss severity rates	40.00%
Prime Maximum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	14.00%
Lifetime probability of default rates	9.00%
Lifetime loss severity rates	55.00%
Prime Average [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	13.00%
Lifetime probability of default rates	3.00%
Lifetime loss severity rates	41.00%
Non Prime Minimum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	1.00%
Lifetime probability of default rates	1.00%
Lifetime loss severity rates	37.00%
Non Prime Maximum [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	12.00%
Lifetime probability of default rates	20.00%
Lifetime loss severity rates	71.00%
Non Prime Average [Member]
Summary of ranges used in valuation of non-agency mortgage-backed securities other-than-temporarily impaired
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	8.00%
Lifetime loss severity rates	55.00%

Investment Securities (Details 6) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes in the amount of unrealized losses attributable to credit loss
Balance at beginning of period	$ 335	$ 299
Credit losses on securities not previously considered other-than-temporarily impaired	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	72	148
Increases in expected cash flows	(26)	(49)
Realized losses	(60)	(30)
Credit losses on security sales		(127)
Other	18
Balance at end of period	$ 358	$ 335

Investment Securities (Details 7) (USD $) In Millions	Dec. 31, 2010
Held-to-maturity
Fair Value Less Than 12 Months	$ 625
Unrealized Losses Less Than 12 Months	(5)
Fair Value 12 Months or Greater	201
Unrealized Losses 12 Months or Greater	(59)
Fair Value Total	826
Unrealized Losses Total	(64)
Available-for-sale
Fair Value Less Than 12 Months	18,488
Unrealized Losses Less Than 12 Months	(473)
Fair Value 12 Months or Greater	3,952
Unrealized Losses 12 Months or Greater	(739)
Fair Value Total	22,440
Unrealized Losses Total	(1,212)
Agency [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	11,540
Unrealized Losses Less Than 12 Months	(159)
Fair Value 12 Months or Greater	11
Unrealized Losses 12 Months or Greater	0
Fair Value Total	11,551
Unrealized Losses Total	(159)
Agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	91
Unrealized Losses Less Than 12 Months	(2)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	91
Unrealized Losses Total	(2)
Agency [Member] | Residential [Member]
Held-to-maturity
Fair Value Less Than 12 Months	516
Unrealized Losses Less Than 12 Months	(4)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	516
Unrealized Losses Total	(4)
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	3
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	3
Unrealized Losses 12 Months or Greater	0
Fair Value Total	6
Unrealized Losses Total	0
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	4
Unrealized Losses 12 Months or Greater	(5)
Fair Value Total	4
Unrealized Losses Total	(5)
Non agency Prime [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	23	[1]
Unrealized Losses Less Than 12 Months	0	[1]
Fair Value 12 Months or Greater	933	[1]
Unrealized Losses 12 Months or Greater	(125)	[1]
Fair Value Total	956	[1]
Unrealized Losses Total	(125)	[1]
Non agency Non Prime [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	79
Unrealized Losses Less Than 12 Months	(8)
Fair Value 12 Months or Greater	737
Unrealized Losses 12 Months or Greater	(253)
Fair Value Total	816
Unrealized Losses Total	(261)
Non agency Non Prime [Member] | Residential [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	3
Unrealized Losses 12 Months or Greater	0
Fair Value Total	3
Unrealized Losses Total	0
Collateralized Debt Obligations [Member]
Available-for-sale
Fair Value Less Than 12 Months	18
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	11
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	29
Unrealized Losses Total	(3)
Collateralized Debt Obligations [Member]
Held-to-maturity
Fair Value Less Than 12 Months	5
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	70
Unrealized Losses 12 Months or Greater	(18)
Fair Value Total	75
Unrealized Losses Total	(18)
Others [Member]
Available-for-sale
Fair Value Less Than 12 Months	113
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	25
Unrealized Losses 12 Months or Greater	(11)
Fair Value Total	138
Unrealized Losses Total	(12)
Others [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	16
Unrealized Losses 12 Months or Greater	(8)
Fair Value Total	16
Unrealized Losses Total	(8)
Corporate Debt Securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	15
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	937
Unrealized Losses 12 Months or Greater	(151)
Fair Value Total	952
Unrealized Losses Total	(151)
Obligations of state and political subdivisions [Member]
Available-for-sale
Fair Value Less Than 12 Months	4,980
Unrealized Losses Less Than 12 Months	(271)
Fair Value 12 Months or Greater	1,040
Unrealized Losses 12 Months or Greater	(150)
Fair Value Total	6,020
Unrealized Losses Total	(421)
Obligations of state and political subdivisions [Member]
Held-to-maturity
Fair Value Less Than 12 Months	2
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	9
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	11
Unrealized Losses Total	(1)
U.S. Treasury and agency [Member]
Available-for-sale
Fair Value Less Than 12 Months	1,549
Unrealized Losses Less Than 12 Months	(28)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	1,549
Unrealized Losses Total	(28)
U.S. Treasury and agency [Member]
Held-to-maturity
Fair Value Less Than 12 Months	102
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	102
Unrealized Losses Total	(1)
Other Debt Securities [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	99
Unrealized Losses 12 Months or Greater	(27)
Fair Value Total	99
Unrealized Losses Total	(27)
Other Investments [Member]
Available-for-sale
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	4
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	4
Unrealized Losses Total	(1)
Obligations of foreign governments [Member]
Available-for-sale
Fair Value Less Than 12 Months	6
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	6
Unrealized Losses Total	0
Perpetual preferred securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	71
Unrealized Losses Less Than 12 Months	(3)
Fair Value 12 Months or Greater	251
Unrealized Losses 12 Months or Greater	(46)
Fair Value Total	322
Unrealized Losses Total	$ (49)

[1]	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Investment Securities (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Investment Securities
Available-for-sale securities, total, amortized cost	$ 51,855
Held-to-maturity securities, total, amortized cost	1,469	[1]	47	[1]
Available-for-sale securities, total, fair value	51,509
Held-to-maturity securities, total, fair value	1,419	[1]	48	[1]
Available-for-sale securities, total, weighted average maturity in years	7.4
Held-to-maturity securities, total, weighted average maturity in years	6.3
Available-for-sale securities, total, weighted average yield	3.41%
Held-to-maturity securities, total, weighted average yield	2.07%
Total investment securities amortized cost	53,324		45,403
Total investment securities, percentage	100.00%		100.00%
Mortgage Backed Securities [Member]
Investment Securities
Available-for-sale securities, maturing in one year or less, amortized cost	695
Available-for-sale securities, maturing after one year through five years, amortized cost	19,023
Available-for-sale securities, maturing after five years through ten years, amortized cost	17,451
Available-for-sale securities, maturing after ten years, amortized cost	2,625
Available-for-sale securities, total, amortized cost	39,794
Held-to-maturity securities, maturing in one year, amortized cost	0
Held-to-maturity securities, maturing after one year through five years, amortized cost	206
Held-to-maturity securities, maturing after five years through ten years, amortized cost	554
Held-to-maturity securities, maturing after ten years, amortized cost	100
Held-to-maturity securities, total, amortized cost	860
Available-for-sale securities, maturing in one year or less, fair value	696
Available-for-sale securities, maturing after one year through five years, fair value	19,310
Available-for-sale securities, maturing after five years through ten years, fair value	17,421
Available-for-sale securities, maturing after ten years, fair value	2,573
Available-for-sale securities, total, fair value	40,000
Held-to-maturity securities, maturing in one year, fair value	0
Held-to-maturity securities, maturing after one year through five years, fair value	199
Held-to-maturity securities, maturing after five years through ten years, fair value	552
Held-to-maturity securities, maturing after ten years, fair value	100
Held-to-maturity securities, total, fair value	851
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.6
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.6
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	6
Available-for-sale securities, maturing after ten years, weighted average maturity in years	12.6
Available-for-sale securities, total, weighted average maturity in years	5.2
Held-to-maturity securities, maturing in one year of less, weighted average maturity in years	0
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.7
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	6.1
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	13.6
Held-to-maturity securities, total, weighted average maturity in years	6.4
Available-for-sale securities, maturing in one year of less, weighted average yield	2.11%
Available-for-sale securities, maturing after one year through five years, weighted average yield	3.18%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	2.80%
Available-for-sale securities, maturing after ten years, weighted average yield	1.44%
Available-for-sale securities, total, weighted average yield	2.88%
Held-to-maturity securities, maturing in one year of less, weighted average yield	0.00%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	2.15%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	3.10%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.27%
Held-to-maturity securities, total, weighted average yield	2.66%
Total investment securities amortized cost	40,654		32,289
Total investment securities, percentage	76.20%		71.10%
U.S. Treasury and agency [Member]
Investment Securities
Available-for-sale securities, maturing in one year or less, amortized cost	836
Available-for-sale securities, maturing after one year through five years, amortized cost	1,671
Available-for-sale securities, maturing after five years through ten years, amortized cost	33
Available-for-sale securities, maturing after ten years, amortized cost	19
Available-for-sale securities, total, amortized cost	2,559
Held-to-maturity securities, maturing in one year, amortized cost	0
Held-to-maturity securities, maturing after one year through five years, amortized cost	103
Held-to-maturity securities, maturing after five years through ten years, amortized cost	0
Held-to-maturity securities, maturing after ten years, amortized cost	62
Held-to-maturity securities, total, amortized cost	165	[1]
Available-for-sale securities, maturing in one year or less, fair value	838
Available-for-sale securities, maturing after one year through five years, fair value	1,646
Available-for-sale securities, maturing after five years through ten years, fair value	35
Available-for-sale securities, maturing after ten years, fair value	18
Available-for-sale securities, total, fair value	2,537
Held-to-maturity securities, maturing in one year, fair value	0
Held-to-maturity securities, maturing after one year through five years, fair value	102
Held-to-maturity securities, maturing after five years through ten years, fair value	0
Held-to-maturity securities, maturing after ten years, fair value	62
Held-to-maturity securities, total, fair value	164	[1]
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.5
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	2.7
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	6.9
Available-for-sale securities, maturing after ten years, weighted average maturity in years	12.3
Available-for-sale securities, total, weighted average maturity in years	2.1
Held-to-maturity securities, maturing in one year of less, weighted average maturity in years	0
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.3
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	0
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	11.1
Held-to-maturity securities, total, weighted average maturity in years	6.2
Available-for-sale securities, maturing in one year of less, weighted average yield	2.05%
Available-for-sale securities, maturing after one year through five years, weighted average yield	1.21%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	4.86%
Available-for-sale securities, maturing after ten years, weighted average yield	3.66%
Available-for-sale securities, total, weighted average yield	1.55%
Held-to-maturity securities, maturing in one year of less, weighted average yield	0.00%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	0.88%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	0.00%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.75%
Held-to-maturity securities, total, weighted average yield	1.21%
Total investment securities amortized cost	2,724		3,415
Total investment securities, percentage	5.10%		7.50%
Obligations of state and political subdivisions [Member]
Investment Securities
Available-for-sale securities, maturing in one year or less, amortized cost	4
Available-for-sale securities, maturing after one year through five years, amortized cost	835
Available-for-sale securities, maturing after five years through ten years, amortized cost	836
Available-for-sale securities, maturing after ten years, amortized cost	5,160
Available-for-sale securities, total, amortized cost	6,835
Held-to-maturity securities, maturing in one year, amortized cost	0
Held-to-maturity securities, maturing after one year through five years, amortized cost	6
Held-to-maturity securities, maturing after five years through ten years, amortized cost	6
Held-to-maturity securities, maturing after ten years, amortized cost	15
Held-to-maturity securities, total, amortized cost	27	[1]	32	[1]
Available-for-sale securities, maturing in one year or less, fair value	4
Available-for-sale securities, maturing after one year through five years, fair value	831
Available-for-sale securities, maturing after five years through ten years, fair value	819
Available-for-sale securities, maturing after ten years, fair value	4,763
Available-for-sale securities, total, fair value	6,417
Held-to-maturity securities, maturing in one year, fair value	0
Held-to-maturity securities, maturing after one year through five years, fair value	7
Held-to-maturity securities, maturing after five years through ten years, fair value	6
Held-to-maturity securities, maturing after ten years, fair value	14
Held-to-maturity securities, total, fair value	27	[1]	33	[1]
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.1
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.8
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	6.4
Available-for-sale securities, maturing after ten years, weighted average maturity in years	20.9
Available-for-sale securities, total, weighted average maturity in years	17.1
Held-to-maturity securities, maturing in one year of less, weighted average maturity in years	0.7
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.9
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	6.3
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	16.1
Held-to-maturity securities, total, weighted average maturity in years	11
Available-for-sale securities, maturing in one year of less, weighted average yield	6.48%
Available-for-sale securities, maturing after one year through five years, weighted average yield	5.94%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	6.70%
Available-for-sale securities, maturing after ten years, weighted average yield	6.83%
Available-for-sale securities, total, weighted average yield	6.71%
Held-to-maturity securities, maturing in one year of less, weighted average yield	6.99%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	8.09%	[2]
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	6.46%
Held-to-maturity securities, maturing after ten years, weighted average yield	5.52%
Held-to-maturity securities, total, weighted average yield	6.32%
Total investment securities amortized cost	6,862		6,854
Total investment securities, percentage	12.90%		15.10%
Asset backed Securities [Member]
Investment Securities
Available-for-sale securities, maturing in one year or less, amortized cost	3
Available-for-sale securities, maturing after one year through five years, amortized cost	348
Available-for-sale securities, maturing after five years through ten years, amortized cost	326
Available-for-sale securities, maturing after ten years, amortized cost	236
Available-for-sale securities, total, amortized cost	913
Held-to-maturity securities, maturing in one year, amortized cost	100
Held-to-maturity securities, maturing after one year through five years, amortized cost	69
Held-to-maturity securities, maturing after five years through ten years, amortized cost	79
Held-to-maturity securities, maturing after ten years, amortized cost	36
Held-to-maturity securities, total, amortized cost	284
Available-for-sale securities, maturing in one year or less, fair value	11
Available-for-sale securities, maturing after one year through five years, fair value	357
Available-for-sale securities, maturing after five years through ten years, fair value	337
Available-for-sale securities, maturing after ten years, fair value	239
Available-for-sale securities, total, fair value	944
Held-to-maturity securities, maturing in one year, fair value	100
Held-to-maturity securities, maturing after one year through five years, fair value	69
Held-to-maturity securities, maturing after five years through ten years, fair value	71
Held-to-maturity securities, maturing after ten years, fair value	31
Held-to-maturity securities, total, fair value	271
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.4
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	4
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7
Available-for-sale securities, maturing after ten years, weighted average maturity in years	10.5
Available-for-sale securities, total, weighted average maturity in years	6.7
Held-to-maturity securities, maturing in one year of less, weighted average maturity in years	0.3
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2.4
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	6.1
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	23.6
Held-to-maturity securities, total, weighted average maturity in years	5.4
Available-for-sale securities, maturing in one year of less, weighted average yield	17.33%
Available-for-sale securities, maturing after one year through five years, weighted average yield	8.30%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	4.04%
Available-for-sale securities, maturing after ten years, weighted average yield	2.38%
Available-for-sale securities, total, weighted average yield	5.28%
Held-to-maturity securities, maturing in one year of less, weighted average yield	0.59%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.05%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	0.91%
Held-to-maturity securities, maturing after ten years, weighted average yield	0.79%
Held-to-maturity securities, total, weighted average yield	0.81%
Total investment securities amortized cost	1,197		559
Total investment securities, percentage	2.30%		1.20%
Other Debt Securities [Member]
Investment Securities
Available-for-sale securities, maturing in one year or less, amortized cost	6
Available-for-sale securities, maturing after one year through five years, amortized cost	92
Available-for-sale securities, maturing after five years through ten years, amortized cost	31
Available-for-sale securities, maturing after ten years, amortized cost	1,306
Available-for-sale securities, total, amortized cost	1,435
Held-to-maturity securities, maturing in one year, amortized cost	0
Held-to-maturity securities, maturing after one year through five years, amortized cost	15
Held-to-maturity securities, maturing after five years through ten years, amortized cost	118
Held-to-maturity securities, maturing after ten years, amortized cost	0
Held-to-maturity securities, Obligations of foreign governments and other debt securities, amortized cost	133
Held-to-maturity securities, total, amortized cost	126	[1]	11	[1]
Available-for-sale securities, maturing in one year or less, fair value	6
Available-for-sale securities, maturing after one year through five years, fair value	82
Available-for-sale securities, maturing after five years through ten years, fair value	29
Available-for-sale securities, maturing after ten years, fair value	1,136
Available-for-sale securities, total, fair value	1,253
Held-to-maturity securities, maturing in one year, fair value	0
Held-to-maturity securities, maturing after one year through five years, fair value	12
Held-to-maturity securities, maturing after five years through ten years, fair value	94
Held-to-maturity securities, maturing after ten years, fair value	0
Held-to-maturity securities, Obligations of foreign governments and other debt securities, fair value	106
Held-to-maturity securities, total, fair value	99	[1]	11	[1]
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.9
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	1.4
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	6.8
Available-for-sale securities, maturing after ten years, weighted average maturity in years	31.4
Available-for-sale securities, total, weighted average maturity in years	28.8
Held-to-maturity securities, maturing in one year of less, weighted average maturity in years	0
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2.5
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	7.8
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	0
Held-to-maturity securities, total, weighted average maturity in years	7.2
Available-for-sale securities, maturing in one year of less, weighted average yield	1.39%
Available-for-sale securities, maturing after one year through five years, weighted average yield	6.61%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	6.33%
Available-for-sale securities, maturing after ten years, weighted average yield	4.11%
Available-for-sale securities, total, weighted average yield	4.30%
Held-to-maturity securities, maturing in one year of less, weighted average yield	0.00%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.24%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	1.14%
Held-to-maturity securities, maturing after ten years, weighted average yield	0.00%
Held-to-maturity securities, total, weighted average yield	1.15%
Other Investments [Member]
Investment Securities
Available-for-sale securities, total, amortized cost	319
Held-to-maturity securities, Obligations of foreign governments and other debt securities, amortized cost	0
Available-for-sale securities, total, fair value	358
Held-to-maturity securities, total, fair value	0
Available-for-sale securities, total, weighted average maturity in years	18	[3]
Held-to-maturity securities, total, weighted average maturity in years	0
Available-for-sale securities, total, weighted average yield	4.14%
Held-to-maturity securities, total, weighted average yield	0.00%
Other Debt Securities And Investments [Member]
Investment Securities
Total investment securities amortized cost	$ 1,887		$ 2,286
Total investment securities, percentage	3.50%		5.10%

[1]	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums, accretion of discounts and credit-related other-than-temporary impairment.
[2]	Gains (Losses) reclassified from other comprehensive income (loss) into interest income (expense) on long-term debt.
[3]	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Investment Securities (Details Textuals) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Investment Securities (Textuals) [Abstract]
Weighted-average maturity of the available-for-sale investment securities (in years)	7.4	7.1
Weighted-average yields of available-for-sale investment securities	3.41%	4.00%
Weighted-average maturity of the held-to-maturity investment securities (in years)	6.3	8.4
Weighted-average yields of held-to-maturity investment securities	2.07%	5.10%
Securities pledged	$ 28,000,000,000	$ 37,400,000,000
Securities sold under agreements to repurchase	9,300,000,000	8,900,000,000
Securities covered under loss sharing agreements with the Federal Deposit Insurance Corporation (FDIC)	0	231,000,000
Unpaid principal balance of investment securities with evidence of credit deterioration at acquisition	485,000,000	1,200,000,000
Certain Investment securities acquired in Transfer Accounted for as Debt Securities, Acquired During Period, at Acquisition, at Fair Value	$ 173,000,000	$ 483,000,000

Loans and Allowance for Credit Losses (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Commercial
Commercial	$ 42,272	$ 42,255
Lease financing	6,126	6,537
Total commercial	48,398	48,792
Commercial Real Estate
Commercial mortgages	27,254	25,306
Construction and development	7,441	8,787
Total commercial real estate	34,695	34,093
Residential Mortgages
Residential Mortgages	24,315	20,581
Home equity loans, first liens	6,417	5,475
Total residential mortgages	30,732	26,056
Retail
Credit card	16,803	16,814
Retail leasing	4,569	4,568
Home equity and second mortgages	18,940	19,439
Other Retail
Revolving credit	3,472	3,506
Installment	5,459	5,455
Automobile	10,897	9,544
Student	5,054	4,629
Total other retail	24,882	23,134
Total retail	65,194	63,955
Total loans, excluding covered loans	179,019	172,896
Covered Loans	18,042	21,859
Total loans	$ 197,061	$ 194,755

Loans and Allowance for Credit Losses (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Carrying amount of the covered assets
Purchased impaired loans	$ 6,143	$ 7,863
Purchased nonimpaired loans	8,762	10,063
Other assets	3,590	4,586
Total	18,495	22,512
Commercial Loan [Member]
Carrying amount of the covered assets
Purchased impaired loans	70	86
Purchased nonimpaired loans	260	443
Other assets	0	0
Total	330	529
Commercial Real Estate Loans [Member]
Carrying amount of the covered assets
Purchased impaired loans	2,254	3,035
Purchased nonimpaired loans	5,952	6,724
Other assets	0	0
Total	8,206	9,759
Residential Mortgage [Member]
Carrying amount of the covered assets
Purchased impaired loans	3,819	4,712
Purchased nonimpaired loans	1,620	1,918
Other assets	0	0
Total	5,439	6,630
Retail [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	30
Purchased nonimpaired loans	930	978
Other assets	0	0
Total	930	1,008
Losses Reimbursable By FDIC [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased nonimpaired loans	0	0
Other assets	3,137	3,933
Total	3,137	3,933
Covered Loans [Member]
Carrying amount of the covered assets
Purchased impaired loans	6,143	7,863
Purchased nonimpaired loans	8,762	10,063
Other assets	3,137	3,933
Total	18,042	21,859
Foreclosed Real Estate [Member]
Carrying amount of the covered assets
Purchased impaired loans	0	0
Purchased nonimpaired loans	0	0
Other assets	453	653
Total	$ 453	$ 653

Loans and Allowance for Credit Losses (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Changes in the accretable balance for purchased impaired loans
Balance at beginning of period	$ 2,845		$ 2,719		$ 0
Purchases			356		2,774
Accretion	(421)		(358)		(55)
Disposals	(27)		(56)
Reclassifications (to)/from nonaccretable difference	536	[1]	384	[1]
Other	(43)		(200)
Balance at end of period	$ 2,890		$ 2,845		$ 2,719

[1]	Primarily relates to improvements in expected credit performance and charges in variable rates.

Loans and Allowance for Credit Losses (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Activity in the allowance for credit losses
Balance at beginning of year	$ 5,264	$ 3,639	$ 2,260
Provision charged to operating expense	4,356	5,557	3,096
Loans charged off	4,496	4,111	2,009
Less recoveries of loans charged off	(315)	(243)	(190)
Net loans charged off	4,181	3,868	1,819
Net change for credit losses to be reimbursed by the FDIC	92
Acquisitions and other changes		(64)	102
Balance at end of year	5,531	5,264	3,639
Components
Allowance for loan losses, excluding losses to be reimbursed by the FDIC	5,218	5,079	3,514
Allowance for credit losses to be reimbursed by the FDIC	92
Liability for unfunded credit commitments	221	185	125
Total allowance for credit losses	$ 5,531	$ 5,264	$ 3,639

Loans and Allowance for Credit Losses (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	$ 5,264		$ 3,639	$ 2,260
Provision charged to operating expense	4,356		5,557	3,096
Loans charged off	4,496		4,111	2,009
Less recoveries of loans charged off	(315)		(243)	(190)
Net loans charged off	4,181		3,868	1,819
Net change for credit losses to be reimbursed by the FDIC	92
Balance at end of year	5,531		5,264	3,639
Allowance balance at end of year related to:
Loans individually evaluated for impairment	93	[1]
TDRs collectively evaluated for impairment	573
Other loans collectively evaluated for impairment	4,778
Loans acquired with deteriorated credit quality	87
Total allowance for credit losses	5,531
Loan balance at end of year:
Loans individually evaluated for impairment	1,096	[1]
TDRs collectively evaluated for impairment	2,523
Other loans collectively evaluated for impairment	187,239
Loans acquired with deteriorated credit quality	6,203
Total loans	197,061		194,755
Commercial Loan [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,208
Provision charged to operating expense	723
Loans charged off	918
Less recoveries of loans charged off	(91)
Net loans charged off	827
Balance at end of year	1,104
Allowance balance at end of year related to:
Loans individually evaluated for impairment	38	[1]
Other loans collectively evaluated for impairment	1,066
Total allowance for credit losses	1,104
Loan balance at end of year:
Loans individually evaluated for impairment	295	[1]
Other loans collectively evaluated for impairment	48,103
Total loans	48,398
Commercial Real Estate Loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,001
Provision charged to operating expense	1,135
Loans charged off	871
Less recoveries of loans charged off	(26)
Net loans charged off	845
Balance at end of year	1,291
Allowance balance at end of year related to:
Loans individually evaluated for impairment	55	[1]
Other loans collectively evaluated for impairment	1,235
Loans acquired with deteriorated credit quality	1
Total allowance for credit losses	1,291
Loan balance at end of year:
Loans individually evaluated for impairment	801	[1]
Other loans collectively evaluated for impairment	33,834
Loans acquired with deteriorated credit quality	60
Total loans	34,695
Residential Mortgage [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	672
Provision charged to operating expense	694
Loans charged off	554
Less recoveries of loans charged off	(8)
Net loans charged off	546
Balance at end of year	820
Allowance balance at end of year related to:
TDRs collectively evaluated for impairment	320
Other loans collectively evaluated for impairment	500
Total allowance for credit losses	820
Loan balance at end of year:
TDRs collectively evaluated for impairment	1,957
Other loans collectively evaluated for impairment	28,775
Total loans	30,732
Credit Card [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,495
Provision charged to operating expense	1,100
Loans charged off	1,270
Less recoveries of loans charged off	(70)
Net loans charged off	1,200
Balance at end of year	1,395
Allowance balance at end of year related to:
TDRs collectively evaluated for impairment	223
Other loans collectively evaluated for impairment	1,172
Total allowance for credit losses	1,395
Loan balance at end of year:
TDRs collectively evaluated for impairment	452
Other loans collectively evaluated for impairment	16,351
Total loans	16,803
Other Retail Excluding Credit Cards [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	871
Provision charged to operating expense	681
Loans charged off	863
Less recoveries of loans charged off	(118)
Net loans charged off	745
Balance at end of year	807
Allowance balance at end of year related to:
TDRs collectively evaluated for impairment	30
Other loans collectively evaluated for impairment	777
Total allowance for credit losses	807
Loan balance at end of year:
TDRs collectively evaluated for impairment	114
Other loans collectively evaluated for impairment	48,277
Total loans	48,391
Total Loans, Excluding Covered Loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	5,247
Provision charged to operating expense	4,333
Loans charged off	4,476
Less recoveries of loans charged off	(313)
Net loans charged off	4,163
Balance at end of year	5,417
Allowance balance at end of year related to:
Loans individually evaluated for impairment	93	[1]
TDRs collectively evaluated for impairment	573
Other loans collectively evaluated for impairment	4,750
Loans acquired with deteriorated credit quality	1
Total allowance for credit losses	5,417
Loan balance at end of year:
Loans individually evaluated for impairment	1,096	[1]
TDRs collectively evaluated for impairment	2,523
Other loans collectively evaluated for impairment	175,340
Loans acquired with deteriorated credit quality	60
Total loans	179,019
Covered Loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	17
Provision charged to operating expense	23
Loans charged off	20
Less recoveries of loans charged off	(2)
Net loans charged off	18
Net change for credit losses to be reimbursed by the FDIC	92
Balance at end of year	114
Allowance balance at end of year related to:
Other loans collectively evaluated for impairment	28
Loans acquired with deteriorated credit quality	86
Total allowance for credit losses	114
Loan balance at end of year:
Other loans collectively evaluated for impairment	11,899
Loans acquired with deteriorated credit quality	6,143
Total loans	$ 18,042	[2]

[1]	Represents commercial and commercial real estate loans that are greater than $5 million and are classified as nonperforming or TDRs.
[2]	Includes expected reimbursements from the FDIC under loss sharing agreements

Loans and Allowance for Credit Losses (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Summary of loans by portfolio type
Commercial	$ 48,398	$ 48,792
Commercial real estate	34,695	34,093
Residential mortgages	30,732	26,056
Credit card	16,803	16,814
Other retail, excluding credit cards	48,391
Total loans, excluding covered loans	179,019	172,896
Covered Loans	18,042	21,859
Total loans	197,061	194,755
Current Accruing [Member]
Summary of loans by portfolio type
Commercial	47,412
Commercial real estate	32,986
Residential mortgages	29,140
Credit card	15,993
Other retail, excluding credit cards	47,706
Total loans, excluding covered loans	173,237
Covered Loans	14,951
Total loans	188,188
Due Past 30 to 89 Days Accruing [Member]
Summary of loans by portfolio type
Commercial	325
Commercial real estate	415
Residential mortgages	456
Credit card	269
Other retail, excluding credit cards	404
Total loans, excluding covered loans	1,869
Covered Loans	757
Total loans	2,626
Due Past 90 Days Or More Accruing [Member]
Summary of loans by portfolio type
Commercial	64
Commercial real estate	1
Residential mortgages	500
Credit card	313
Other retail, excluding credit cards	216
Total loans, excluding covered loans	1,094
Covered Loans	1,090
Total loans	2,184
Non Performing Loans Accruing [Member]
Summary of loans by portfolio type
Commercial	597
Commercial real estate	1,293
Residential mortgages	636
Credit card	228
Other retail, excluding credit cards	65
Total loans, excluding covered loans	2,819
Covered Loans	1,244
Total loans	$ 4,063

Loans and Allowance for Credit Losses (Details 6) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Information related to nonperforming loans
Loans on nonaccrual status	$ 2,150	$ 2,943
Restructured loans	669	492
Total nonperforming loans excluding covered loans	2,819	3,435
Covered nonperforming loans	1,244	1,350
Total nonperforming loans	4,063	4,785
Interest income that would have been recognized at original contractual terms	176	468
Amount recognized as interest income	53	299
Forgone revenue	$ 123	$ 169

Loans and Allowance for Credit Losses (Details 7) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Summary of loans by portfolio type and the Company's internal credit quality rating
Commercial	$ 48,398	$ 48,792
Commercial real estate	34,695	34,093
Residential mortgages	30,732	26,056
Credit card	16,803	16,814
Other retail, excluding credit cards	48,391
Total loans, excluding covered loans	179,019	172,896
Covered Loans	18,042	21,859
Total loans	197,061	194,755
Total outstanding commitments	386,530
Pass Internal Credit Rating [Member]
Summary of loans by portfolio type and the Company's internal credit quality rating
Commercial	44,595
Commercial real estate	28,155
Residential mortgages	29,355
Credit card	16,262
Other retail, excluding credit cards	47,906
Total loans, excluding covered loans	166,273
Covered Loans	17,073
Total loans	183,346
Total outstanding commitments	370,031
Special Mention Criticized Internal Credit Rating [Member]
Summary of loans by portfolio type and the Company's internal credit quality rating
Commercial	1,545
Commercial real estate	1,540
Residential mortgages	29
Credit card	0
Other retail, excluding credit cards	70
Total loans, excluding covered loans	3,184
Covered Loans	283
Total loans	3,467
Total outstanding commitments	4,923
Classified Criticized Internal Credit Rating [Member]
Summary of loans by portfolio type and the Company's internal credit quality rating
Commercial	2,258
Commercial real estate	5,000
Residential mortgages	1,348
Credit card	541
Other retail, excluding credit cards	415
Total loans, excluding covered loans	9,562
Covered Loans	686
Total loans	10,248
Total outstanding commitments	11,576
Total Criticized Internal Credit Rating [Member]
Summary of loans by portfolio type and the Company's internal credit quality rating
Commercial	3,803
Commercial real estate	6,540
Residential mortgages	1,377
Credit card	541
Other retail, excluding credit cards	485
Total loans, excluding covered loans	12,746
Covered Loans	969
Total loans	13,715
Total outstanding commitments	$ 16,499

Loans and Allowance for Credit Losses (Details 8) (USD $) In Millions	12 Months Ended														12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Nonaccrual Loans [Member] Commercial and commercial real estate loans [Member]	Dec. 31, 2009 Nonaccrual Loans [Member] Commercial and commercial real estate loans [Member]	Dec. 31, 2008 Nonaccrual Loans [Member] Commercial and commercial real estate loans [Member]	Dec. 31, 2010 Nonaccrual Loans [Member] Residential mortagages and retail loans [Member]	Dec. 31, 2009 Nonaccrual Loans [Member] Residential mortagages and retail loans [Member]	Dec. 31, 2008 Nonaccrual Loans [Member] Residential mortagages and retail loans [Member]	Dec. 31, 2010 Restructured Accruing Loans [Member] Commercial and commercial real estate loans [Member]	Dec. 31, 2009 Restructured Accruing Loans [Member] Commercial and commercial real estate loans [Member]	Dec. 31, 2008 Restructured Accruing Loans [Member] Commercial and commercial real estate loans [Member]	Dec. 31, 2010 Restructured Accruing Loans [Member] Residential mortagages and retail loans [Member]	Dec. 31, 2009 Restructured Accruing Loans [Member] Residential mortagages and retail loans [Member]	Dec. 31, 2008 Restructured Accruing Loans [Member] Residential mortagages and retail loans [Member]	Dec. 31, 2010 Commercial and commercial real estate loans [Member]	Dec. 31, 2009 Commercial and commercial real estate loans [Member]	Dec. 31, 2008 Commercial and commercial real estate loans [Member]	Dec. 31, 2010 Residential mortagages and retail loans [Member]	Dec. 31, 2009 Residential mortagages and retail loans [Member]	Dec. 31, 2008 Residential mortagages and retail loans [Member]
Summary of impaired loans
Total nonperforming loans	$ 4,063	$ 4,785	$ 1,812	$ 2,639	$ 1,364	$ 929	$ 671	$ 302	$ 92	$ 145	$ 152	$ 2,115	$ 1,649	$ 1,072	$ 1,904	$ 2,784	$ 1,516	$ 3,044	$ 2,320	$ 1,374
Total valuation allowance			172	203	104	112	72	29	5	2	10	472	339	208	177	205	114	584	411	237
Average recorded investment															2,294	2,559	992	2,865	2,148	993
Interest income recognized	53	299													10	7	5	89	106	67
Commitments to lend additional funds															97	289	107
Commitments to lend additional funds for valuation allowance															$ 0

Loans and Allowance for Credit Losses (Details 9) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Additional detail of impaired loans by portfolio type, excluding covered loans
Interest income recognized	$ 53	$ 299
Commercial Loan [Member]
Additional detail of impaired loans by portfolio type, excluding covered loans
Period-end Recorded Investment	596
Unpaid Principal Balance	1,631
Valuation Allowance	59
Average Recorded Investment	693
Interest income recognized	8
Commercial Real Estate Loans [Member]
Additional detail of impaired loans by portfolio type, excluding covered loans
Period-end Recorded Investment	1,308
Unpaid Principal Balance	2,659
Valuation Allowance	118
Average Recorded Investment	1,601
Interest income recognized	2
Residential Mortgage [Member]
Additional detail of impaired loans by portfolio type, excluding covered loans
Period-end Recorded Investment	2,440
Unpaid Principal Balance	2,877
Valuation Allowance	334
Average Recorded Investment	2,297
Interest income recognized	72
Other Retail [Member]
Additional detail of impaired loans by portfolio type, excluding covered loans
Period-end Recorded Investment	152
Unpaid Principal Balance	189
Valuation Allowance	32
Average Recorded Investment	150
Interest income recognized	6
Total Loans, Excluding Covered Loans [Member]
Additional detail of impaired loans by portfolio type, excluding covered loans
Period-end Recorded Investment	4,948
Unpaid Principal Balance	8,154
Valuation Allowance	761
Average Recorded Investment	5,159
Interest income recognized	99
Credit Card [Member]
Additional detail of impaired loans by portfolio type, excluding covered loans
Period-end Recorded Investment	452
Unpaid Principal Balance	798
Valuation Allowance	218
Average Recorded Investment	418
Interest income recognized	$ 11

Loans and Allowance for Credit Losses (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	$ 48,398	$ 48,792
Percentage of allocation for loans and leases receivable commercial	100.00%	100.00%
Consumer products and services [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	7,599	8,197
Percentage of allocation for loans and leases receivable commercial	15.70%	16.80%
Financial services [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	5,785	5,123
Percentage of allocation for loans and leases receivable commercial	12.00%	10.50%
Healthcare [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	3,744	2,000
Percentage of allocation for loans and leases receivable commercial	7.70%	4.10%
Capital goods [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	3,696	3,806
Percentage of allocation for loans and leases receivable commercial	7.70%	7.80%
Commercial services and supplies [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	3,543	3,757
Percentage of allocation for loans and leases receivable commercial	7.30%	7.70%
Agriculture [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,539	3,415
Percentage of allocation for loans and leases receivable commercial	5.30%	7.00%
Property management and development [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,489	2,586
Percentage of allocation for loans and leases receivable commercial	5.10%	5.30%
Consumer staples [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,438	1,659
Percentage of allocation for loans and leases receivable commercial	5.00%	3.40%
Transportation [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,926	1,708
Percentage of allocation for loans and leases receivable commercial	4.00%	3.50%
Energy [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,788	1,122
Percentage of allocation for loans and leases receivable commercial	3.70%	2.30%
Paper and forestry products mining and basic materials [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,738	1,952
Percentage of allocation for loans and leases receivable commercial	3.60%	4.00%
Private investors [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,712	1,757
Percentage of allocation for loans and leases receivable commercial	3.50%	3.60%
Information technology [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,543	878
Percentage of allocation for loans and leases receivable commercial	3.20%	1.80%
Other Industry [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	7,858	10,832
Percentage of allocation for loans and leases receivable commercial	16.20%	22.20%
California [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	5,588	6,685
Percentage of allocation for loans and leases receivable commercial	11.50%	13.70%
Colorado [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,974	1,903
Percentage of allocation for loans and leases receivable commercial	4.10%	3.90%
Illinois [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,457	3,611
Percentage of allocation for loans and leases receivable commercial	5.10%	7.40%
Minnesota [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	3,993	3,757
Percentage of allocation for loans and leases receivable commercial	8.20%	7.70%
Missouri [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,020	1,708
Percentage of allocation for loans and leases receivable commercial	4.20%	3.50%
Ohio [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,464	2,196
Percentage of allocation for loans and leases receivable commercial	5.10%	4.50%
Oregon [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,508	1,610
Percentage of allocation for loans and leases receivable commercial	3.10%	3.30%
Washington [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,259	2,196
Percentage of allocation for loans and leases receivable commercial	4.70%	4.50%
Wisconsin [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,144	2,098
Percentage of allocation for loans and leases receivable commercial	4.40%	4.30%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	3,465	3,123
Percentage of allocation for loans and leases receivable commercial	7.20%	6.40%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	2,798	1,805
Percentage of allocation for loans and leases receivable commercial	5.80%	3.70%
Idaho, Montana, Wyoming [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,069	1,073
Percentage of allocation for loans and leases receivable commercial	2.20%	2.20%
Arizona, Nevada, Utah [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	1,741	2,000
Percentage of allocation for loans and leases receivable commercial	3.60%	4.10%
Total banking region [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	33,480	33,765
Percentage of allocation for loans and leases receivable commercial	69.20%	69.20%
Outside the Company's banking region [Member]
Commercial Loans by Industry Group and Geography, Excluding Covered Assets
Commercial	$ 14,918	$ 15,027
Percentage of allocation for loans and leases receivable commercial	30.80%	30.80%

Loans and Allowance for Credit Losses (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	$ 34,695	$ 34,093
Percentage of allocation for loans receivable commercial real estate	100.00%	100.00%
Business owner occupied [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	11,416	10,944
Percentage of allocation for loans receivable commercial real estate	32.90%	32.10%
Industrial Commercial property [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,530	1,500
Percentage of allocation for loans receivable commercial real estate	4.40%	4.40%
Office Commercial property [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	3,783	3,580
Percentage of allocation for loans receivable commercial real estate	10.90%	10.50%
Retail Commercial property [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	4,288	4,500
Percentage of allocation for loans receivable commercial real estate	12.40%	13.20%
Other Commercial property [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	3,551	3,614
Percentage of allocation for loans receivable commercial real estate	10.20%	10.60%
Homebuilders Condominiums [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	463	614
Percentage of allocation for loans receivable commercial real estate	1.30%	1.80%
Homebuilders Other residential [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,144	1,704
Percentage of allocation for loans receivable commercial real estate	3.30%	5.00%
Multi-family [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	6,130	5,625
Percentage of allocation for loans receivable commercial real estate	17.70%	16.50%
Hotel/motel [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	2,134	1,807
Percentage of allocation for loans receivable commercial real estate	6.20%	5.30%
Health care facilities [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	256	205
Percentage of allocation for loans receivable commercial real estate	0.70%	0.60%
California [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	7,515	7,432
Percentage of allocation for loans receivable commercial real estate	21.60%	21.80%
Colorado [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,524	1,568
Percentage of allocation for loans receivable commercial real estate	4.40%	4.60%
Illinois [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,248	1,227
Percentage of allocation for loans receivable commercial real estate	3.60%	3.60%
Minnesota [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,805	1,739
Percentage of allocation for loans receivable commercial real estate	5.20%	5.10%
Missouri [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,558	1,568
Percentage of allocation for loans receivable commercial real estate	4.50%	4.60%
Ohio [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,402	1,364
Percentage of allocation for loans receivable commercial real estate	4.00%	4.00%
Oregon [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,809	1,773
Percentage of allocation for loans receivable commercial real estate	5.20%	5.20%
Washington [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	3,488	3,307
Percentage of allocation for loans receivable commercial real estate	10.10%	9.70%
Wisconsin [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,724	1,568
Percentage of allocation for loans receivable commercial real estate	5.00%	4.60%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	2,205	2,216
Percentage of allocation for loans receivable commercial real estate	6.40%	6.50%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,634	1,602
Percentage of allocation for loans receivable commercial real estate	4.70%	4.70%
Idaho, Montana, Wyoming [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	1,185	1,227
Percentage of allocation for loans receivable commercial real estate	3.40%	3.60%
Arizona, Nevada, Utah [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	2,868	3,034
Percentage of allocation for loans receivable commercial real estate	8.30%	8.90%
Total banking region [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	29,965	29,625
Percentage of allocation for loans receivable commercial real estate	86.40%	86.90%
Outside the Company's banking region [Member]
Commercial Real Estate by Property Type and Geography, Excluding Covered Assets
Commercial real estate	$ 4,730	$ 4,468
Percentage of allocation for loans receivable commercial real estate	13.60%	13.10%

Loans and Allowance for Credit Losses (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Nonperforming assets including covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming assets including covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming assets including covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2007 Nonperforming assets including covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2006 Nonperforming assets including covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming assets excluding covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming assets excluding covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming assets excluding covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2007 Nonperforming assets excluding covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2006 Nonperforming assets excluding covered assets [Member] Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming Assets [Member]	Dec. 31, 2007 Nonperforming Assets [Member]	Dec. 31, 2006 Nonperforming Assets [Member]
Commercial
Commercial	$ 42,272	$ 42,255											$ 519	$ 866	$ 290	$ 128	$ 196
Lease financing	6,126	6,537											78	125	102	53	40
Total commercial	48,398	48,792											597	991	392	181	236
Commercial Real Estate
Commercial mortgages	27,254	25,306											545	581	294	84	112
Construction and development	7,441	8,787											748	1,192	780	209	38
Total commercial real estate	34,695	34,093											1,293	1,773	1,074	293	150
Residential Mortgages	24,315	20,581											636	467	210	54	36
Retail
Credit card	16,803	16,814											228	142	67	14	31
Retail leasing	4,569	4,568											0	0	0	0	0
Other retail	24,882	23,134											65	62	25	15	17
Total Retail	65,194	63,955											293	204	92	29	48
Total nonperforming loans, excluding covered loans	179,019	172,896											2,819	3,435	1,768	557	470
Covered Loans	18,042	21,859											1,244	1,350	369	0	0
Total nonperforming loans	197,061	194,755											4,063	4,785	2,137	557	470
Other Real Estate													511	437	190	111	95
Covered Other Real Estate													453	653	274	0	0
Other assets	25,545	21,074											21	32	23	22	22
Total nonperforming assets	5,048	5,907											5,048	5,907	2,624	690	587
Total nonperforming assets, excluding covered assets													3,351	3,904	1,981	690	587
Accruing loans 90 days or more past due			2,184	2,309	1,554	584	349	1,094	1,525	967	584	349
Nonperforming loans to total loans			2.06%	2.46%	1.16%	0.36%	0.33%	1.57%	1.99%	1.02%	0.36%	0.33%
Nonperforming assets to total loans plus other real estate			2.55%	3.02%	1.42%	0.45%	0.41%	1.87%	2.25%	1.14%	0.45%	0.41%
Net interest foregone on nonperforming loans													$ 123	$ 169	$ 80	$ 41	$ 39

Loans and Allowance for Credit Losses (Details 13) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Changes in nonperforming assets
Nonperforming Assets, Beginning Balance	$ 5,907
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	4,766
Advances on loans	193
Total additions	4,959
Reductions in nonperforming assets
Paydowns, payoffs	(2,445)
Net sales	(994)
Return to performing status	(568)
Charge offs	(1,811)
Total reductions	(5,818)
Net additions to (reduction in) nonperforming assets	(859)
Nonperforming Assets, Ending Balance	5,048
Commercial and commercial real estate loans [Member]
Changes in nonperforming assets
Nonperforming Assets, Beginning Balance	4,727
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	3,654
Advances on loans	193
Total additions	3,847
Reductions in nonperforming assets
Paydowns, payoffs	(2,254)
Net sales	(616)
Return to performing status	(529)
Charge offs	(1,579)
Total reductions	(4,978)
Net additions to (reduction in) nonperforming assets	(1,131)
Nonperforming Assets, Ending Balance	3,596
Retail and residential mortgages [Member]
Changes in nonperforming assets
Nonperforming Assets, Beginning Balance	1,180
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	1,112
Total additions	1,112
Reductions in nonperforming assets
Paydowns, payoffs	(191)
Net sales	(378)
Return to performing status	(39)
Charge offs	(232)
Total reductions	(840)
Net additions to (reduction in) nonperforming assets	272
Nonperforming Assets, Ending Balance	$ 1,452

Loans and Allowance for Credit Losses (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2008 Commercial and commercial real estate loans [Member]	Dec. 31, 2007 Commercial and commercial real estate loans [Member]	Dec. 31, 2010 GNMA loans [Member]	Dec. 31, 2009 GNMA loans [Member]	Dec. 31, 2008 GNMA loans [Member]	Dec. 31, 2007 GNMA loans [Member]
Loans and Allowance for Credit Losses (Textuals) [Abstract]
Loans pledged at the Federal Home Loan Bank ("FHLB")	$ 62,800,000,000	$ 55,600,000,000
Loans pledged at the Federal Reserve Bank	44,600,000,000	44,200,000,000
Unearned interest and deferred fees and costs on loans	1,300,000,000	1,300,000,000
Expected reimbursements from the FDIC	3,100,000,000	3,900,000,000
Recievables of impaired loans acquired in FBOP transactions, including covered and uncovered portion	0
Cash Receivables of impaired loans to be collected with interest	0
Fair value of impaired loans	0
Recievables of non-impaired loans acquired in FBOP transactions	0
Cash Receivables of non-impaired loans not expected to be collected	0
Fair value of non-impaired loans	0
Purchased impaired loans nonperforming assets	500,000,000	1,100,000,000
Net gains on the sale of loan	574,000,000	710,000,000	220,000,000
Outstanding advances to the joint venture	825,000,000	890,000,000
Period of accruing loans related nonperforming assets and related ratios	90 days or more past due
Foreclosed GNMA loans						575,000,000	359,000,000	209,000,000	102,000,000
Impaired loan balances with no associated allowance				1,000,000,000	514,000,000
Non accrual commercial lease financing loans	$ 78,000,000	$ 125,000,000	$ 102,000,000

Leases (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Components of net investment in sales type and direct financing leases
Aggregate future minimum lease payments to be received	$ 11,294		$ 11,797
Unguaranteed residual values accruing to the lessors benefit	334		322
Unearned income	(1,402)		(1,539)
Initial direct costs	189		218
Total net investment in sales-type and direct financing leases	10,415	[1]	10,798	[1]
Minimum future lease payments from sales type and direct financing leases
2011	3,166
2012	2,967
2013	2,701
2014	1,733
2015	455
Thereafter	272
Leases (Textuals) [Abstract]
Capital leases net investment in sales type and direct financing leases allowance for uncollectible minimum lease payments	$ 118		$ 198

[1]	The accumulated allowance for uncollectible minimum lease payments was $118 million and $198 million at December 31, 2010 and 2009, respectively.

Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Textuals) [Abstract]
Realized federal and state income tax credits on investments	$ 713,000,000	$ 685,000,000	$ 556,000,000
Amortization expense recorded in tax expense	228,000,000	265,000,000	213,000,000
Amortization expense recognized in other noninterest expense	546,000,000	436,000,000	311,000,000
Increase in assets and liabilities by VIEs consolidation	1.0
Recognition of noncontrolling interests in the consolidated VIEs, equity Impact of consolidation of VIEs	9,000,000
Assets and liabilities related to community development and tax-advantaged investment entities VIEs	3,500,000,000
Decrease in assets, as a result of deconsolidation of VIEs	84,000,000
Decrease in liability, as a result of deconsolidation of VIEs	77,000,000
Decrease in equity to remove the noncontrolling interests in VIEs	7,000,000
Increase in held-to-maturity investment securities by consolidation of conduit	600,000,000
Decrease in loans by consolidation of conduit	700,000,000
Decrease in retained earnings by consolidation of conduit	73,000,000
Minimum amount of investment in an unconsolidated VIE	1,000,000	1,000,000
Maximum amount of investment in an unconsolidated VIE	41,000,000	63,000,000
Aggregate amount of investments in unconsolidated VIEs	2,000,000,000	2,400,000,000
Company's maximum exposure to unconsolidated VIEs, including any tax implications	5,000,000,000	4,700,000,000
Available-for-sale securities related to the tender option bond program	5,600,000	5,600,000
Short term borrowings related to the tender option bond program	5,700,000	5,700,000
Held-to-maturity Securities [Member]
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Textuals) [Abstract]
Held-to-maturity investment securities related to the conduit, in balance sheet	$ 400,000,000

Premises and Equipment (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Premises and equipment
Land	$ 516	$ 460
Buildings and improvements	3,073	2,923
Furniture, fixtures and equipment	2,791	2,643
Capitalized building and equipment leases	88	82
Construction in progress	50	21
Premises and equipment, Gross	6,518	6,129
Less accumulated depreciation and amortization	(4,031)	(3,866)
Total	$ 2,487	$ 2,263

Mortgage Servicing Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Changes in fair value of capitalized MSRs
Balance at beginning of period	$ 1,749,000,000	[1]	$ 1,194,000,000		$ 1,462,000,000
Rights purchased	65,000,000		101,000,000		52,000,000
Rights Capitalized	639,000,000		848,000,000		515,000,000
Changes in fair value of MSRs
Due to change in valuation assumptions	(249,000,000)	[2]	(15,000,000)	[2]	(592,000,000)	[2]
Other changes in fair value	(367,000,000)	[3]	(379,000,000)	[3]	(243,000,000)	[3]
Balance at end of period	1,837,000,000	[1]	1,749,000,000	[1]	1,194,000,000
MSRs and related characteristics by portfolio
Servicing portfolio	173,919,000,000		150,783,000,000
Fair market value	1,837,000,000	[1]	1,749,000,000	[1]	1,194,000,000
Value (bps)(a)	106	[4]	116	[4]
Weighted-average servicing fees (bps)	32		34
Multiple (value/servicing fees)	3.31%		3.41%
Weighted-average note rate	0.0532		0.0561
Age (in years)	2.7		2.5
Assumption for Fair Value of Assets or Liabilities that relate to Transferor's Continuing Involvement, Prepayment Speed	16.10%		16.60%
Expected life (in years)	5.4		5.3
Discount rate	1.06%		1.07%
Mortgage Servicing Rights (Textuals) [Abstract]
Company serviced residential mortgage loan for others	173,900,000,000		150,800,000,000
Gain/Loss on the fair value of mortgage servicing rights and fair value changes of derivatives used to offset MSR	139,000,000		147,000,000		(122,000,000)
Loan servicing fees	600,000,000		512,000,000		404,000,000
25 bps [Member] | Up Scenario [Member]
Sensitivity to the changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments
Net fair value	5,000,000
25 bps [Member] | Down Scenario [Member]
Sensitivity to the changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments
Net fair value	(5,000,000)
50 bps [Member] | Up Scenario [Member]
Sensitivity to the changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments
Net fair value	1,000,000
50 bps [Member] | Down Scenario [Member]
Sensitivity to the changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments
Net fair value	6,000,000
MRBP (a) [Member]
Changes in fair value of capitalized MSRs
Balance at beginning of period	173,000,000
Changes in fair value of MSRs
Balance at end of period	166,000,000		173,000,000
MSRs and related characteristics by portfolio
Servicing portfolio	12,646,000,000		11,915,000,000
Fair market value	166,000,000		173,000,000
Value (bps)(a)	131	[4]	145	[4]
Weighted-average servicing fees (bps)	40		40
Multiple (value/servicing fees)	3.28%		3.63%
Weighted-average note rate	0.0575		0.0594
Age (in years)	4.1		3.8
Assumption for Fair Value of Assets or Liabilities that relate to Transferor's Continuing Involvement, Prepayment Speed	12.30%		12.40%
Expected life (in years)	6.7		6.5
Discount rate	11.90%		1.15%
Government [Member]
Changes in fair value of capitalized MSRs
Balance at beginning of period	293,000,000	[5]
Changes in fair value of MSRs
Balance at end of period	342,000,000		293,000,000	[5]
MSRs and related characteristics by portfolio
Servicing portfolio	28,880,000,000		21,819,000,000
Fair market value	342,000,000		293,000,000	[5]
Value (bps)(a)	118	[4]	134	[4]
Weighted-average servicing fees (bps)	38		41
Multiple (value/servicing fees)	3.11%		3.27%
Weighted-average note rate	0.0535		0.0568
Age (in years)	2.2		2.1
Assumption for Fair Value of Assets or Liabilities that relate to Transferor's Continuing Involvement, Prepayment Speed	17.20%		18.80%
Expected life (in years)	5.1		4.8
Discount rate	11.40%		1.13%
Conventional Loan [Member]
Changes in fair value of capitalized MSRs
Balance at beginning of period	1,283,000,000
Changes in fair value of MSRs
Balance at end of period	1,329,000,000		1,283,000,000
MSRs and related characteristics by portfolio
Servicing portfolio	132,393,000,000		117,049,000,000
Fair market value	$ 1,329,000,000		$ 1,283,000,000
Value (bps)(a)	100	[4]	110	[4]
Weighted-average servicing fees (bps)	30		32
Multiple (value/servicing fees)	3.33%		3.44%
Weighted-average note rate	0.0527		0.0556
Age (in years)	2.7		2.5
Assumption for Fair Value of Assets or Liabilities that relate to Transferor's Continuing Involvement, Prepayment Speed	16.20%		16.60%
Expected life (in years)	5.3		5.3
Discount rate	1.03%		1.05%

[1]	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.
[2]	Principally reflects changes in discount rates and prepayment speed assumptions, primarily arising from interest rate changes.
[3]	Primarily represents changes due to collection/realization of expected cash flows over time (decay).
[4]	Value is calculated as fair value divided by the servicing portfolio.
[5]	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums, accretion of discounts and credit-related other-than-temporary impairment.

Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2010 Merchant processing contracts [Member]		Dec. 31, 2009 Merchant processing contracts [Member]	Dec. 31, 2010 Core Deposits [Member]		Dec. 31, 2009 Core Deposits [Member]	Dec. 31, 2010 Trust Relationships [Member]		Dec. 31, 2009 Trust Relationships [Member]	Dec. 31, 2010 Other identified intangibles [Member]		Dec. 31, 2009 Other identified intangibles [Member]
Intangible Assets [Abstract]
Estimated Life, Straight line method								9	[1]		13	[1]		15	[1]		9	[1]
Estimated Life, Accelerated method								8	[1]		5	[1]		6	[1]		5	[1]
Amortization Method								SL/AC	[2]		SL/AC	[2]		SL/AC	[2]		SL/AC	[2]
Goodwill	$ 8,954	[3]	$ 9,011	[3]	$ 8,571	[3]
Finite-Lived Intangible Assets								421		473	283		383	200		222	472		579
Mortgage servicing rights	1,837	[3]	1,749	[3]	1,194		1,462
Balance	$ 12,167		$ 12,417

[1]	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.
[2]	Amortization methods: SL = straight line method, AC = accelerated methods generally based on cash flows
[3]	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Intangible Assets (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Aggregate amortization expense
Amortization of intangibles	$ 367	$ 387	$ 355
Merchant processing contracts [Member]
Aggregate amortization expense
Amortization of intangibles	102	117	136
Core Deposits [Member]
Aggregate amortization expense
Amortization of intangibles	102	103	67
Trust Relationships [Member]
Aggregate amortization expense
Amortization of intangibles	49	62	68
Other identified intangibles [Member]
Aggregate amortization expense
Amortization of intangibles	$ 114	$ 105	$ 84

Intangible Assets (Details 2) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Estimated amortization expense
2011	$ 291
2012	243
2013	200
2014	152
2015	$ 118

Intangible Assets (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Changes in the carrying value of goodwill
Goodwill, Beginning Balance	$ 9,011	[1]	$ 8,571	[1]
Goodwill acquired	14		422
Disposal	(57)
Other	(14)	[2]	18	[2]
Goodwill, Ending Balance	8,954	[1]	9,011	[1]
Wholesale Banking [Member]
Changes in the carrying value of goodwill
Goodwill, Beginning Balance	1,605		1,475
Goodwill acquired			130
Goodwill, Ending Balance	1,605		1,605
Consumer Banking [Member]
Changes in the carrying value of goodwill
Goodwill, Beginning Balance	3,526		3,283
Goodwill acquired	9		243
Goodwill, Ending Balance	3,535		3,526
Wealth Management [Member]
Changes in the carrying value of goodwill
Goodwill, Beginning Balance	1,515		1,512
Goodwill acquired	5		3
Disposal	(57)
Goodwill, Ending Balance	1,463		1,515
Payment Services [Member]
Changes in the carrying value of goodwill
Goodwill, Beginning Balance	2,365		2,301
Goodwill acquired			46
Other	(14)	[2]	18	[2]
Goodwill, Ending Balance	$ 2,351		$ 2,365

[1]	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.
[2]	Other changes in goodwill include the effect of foreign exchange translation.

Short-Term Borrowings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Summary of short-term borrowings
Short-term borrowings	$ 32,557		$ 31,312		$ 33,983
Short-term borrowings, interest rate, at year end	0.99%	[1]	0.98%	[1]	1.48%	[1]
Short-term borrowings,average for the year	33,719		29,149		38,237
Short-term borrowings, interest rate, average for the year	1.65%	[1]	1.89%	[1]	2.99%	[1]
Summary of short-term borrowings (Textuals) [Abstract]
Tax rate on interest	35.00%
Federal Funds Purchased [Member]
Summary of short-term borrowings
Short-term borrowings	776		1,329		2,369
Short-term borrowings, interest rate, at year end	0.17%	[1]	0.11%	[1]	0.17%	[1]
Short-term borrowings,average for the year	2,180	[2]	2,457	[2]	3,834	[2]
Short-term borrowings, interest rate, average for the year	10.09%	[1],[2]	8.22%	[1],[2]	5.19%	[1],[2]
Short-term borrowings maximum month end balance	6,034		6,352		9,681
Securities Sold under Agreements to Repurchase [Member]
Summary of short-term borrowings
Short-term borrowings	9,261		8,866		9,493
Short-term borrowings, interest rate, at year end	2.70%	[1]	2.82%	[1]	2.65%	[1]
Short-term borrowings,average for the year	9,211		8,915		11,982
Short-term borrowings, interest rate, average for the year	2.75%	[1]	2.84%	[1]	3.07%	[1]
Short-term borrowings maximum month end balance	9,261		9,154		15,198
Commercial Paper [Member]
Summary of short-term borrowings
Short-term borrowings	15,885		14,608		10,061
Short-term borrowings, interest rate, at year end	0.20%	[1]	0.17%	[1]	0.22%	[1]
Short-term borrowings,average for the year	15,349		10,924		10,532
Short-term borrowings, interest rate, average for the year	0.20%	[1]	0.32%	[1]	1.91%	[1]
Short-term borrowings maximum month end balance	15,981		14,608		11,440
Other short-term borrowings [Member]
Summary of short-term borrowings
Short-term borrowings	6,635		6,509		12,060
Short-term borrowings, interest rate, at year end	0.59%	[1]	0.48%	[1]	1.87%	[1]
Short-term borrowings,average for the year	6,979		6,853		11,889
Short-term borrowings, interest rate, average for the year	0.75%	[1]	0.89%	[1]	3.16%	[1]
Short-term borrowings maximum month end balance	$ 8,700		$ 9,550		$ 17,642

[1]	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
[2]	Average federal funds purchased rates include compensation expense for corporate card and corporate trust balances.

Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member] Subordinated Debt [Member]		Dec. 31, 2009 Parent Company [Member] Subordinated Debt [Member]	Dec. 31, 2010 Parent Company [Member] Convertible Subordinated Debt One [Member]		Dec. 31, 2009 Parent Company [Member] Convertible Subordinated Debt One [Member]	Dec. 31, 2010 Parent Company [Member] Convertible Subordinated Debt Two [Member]		Dec. 31, 2009 Parent Company [Member] Convertible Subordinated Debt Two [Member]	Dec. 31, 2010 Parent Company [Member] Convertible Subordinated Debt Three [Member]		Dec. 31, 2009 Parent Company [Member] Convertible Subordinated Debt Three [Member]	Dec. 31, 2010 Parent Company [Member] Convertible Subordinated Debt Four [Member]		Dec. 31, 2009 Parent Company [Member] Convertible Subordinated Debt Four [Member]	Dec. 31, 2010 Parent Company [Member] Medium notes one [Member]		Dec. 31, 2009 Parent Company [Member] Medium notes one [Member]	Dec. 31, 2010 Parent Company [Member] Medium notes two [Member]		Dec. 31, 2009 Parent Company [Member] Medium notes two [Member]	Dec. 31, 2010 Parent Company [Member] Junior Subordinated Debt [Member]		Dec. 31, 2009 Parent Company [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Parent Company [Member] Capital Lease Obligations [Member]		Dec. 31, 2009 Parent Company [Member] Capital Lease Obligations [Member]		Dec. 31, 2010 Subsidiaries [Member]	Dec. 31, 2009 Subsidiaries [Member]	Dec. 31, 2010 Subsidiaries [Member] Subordinated Debt Two [Member]		Dec. 31, 2009 Subsidiaries [Member] Subordinated Debt Two [Member]	Dec. 31, 2010 Subsidiaries [Member] Subordinated Debt Three [Member]		Dec. 31, 2009 Subsidiaries [Member] Subordinated Debt Three [Member]	Dec. 31, 2010 Subsidiaries [Member] Subordinated Debt Four [Member]		Dec. 31, 2009 Subsidiaries [Member] Subordinated Debt Four [Member]	Dec. 31, 2010 Subsidiaries [Member] Subordinated Debt Five [Member]		Dec. 31, 2009 Subsidiaries [Member] Subordinated Debt Five [Member]	Dec. 31, 2010 Subsidiaries [Member] Subordinated Debt Six [Member]		Dec. 31, 2009 Subsidiaries [Member] Subordinated Debt Six [Member]	Dec. 31, 2010 Subsidiaries [Member] Subordinated Debt Seven [Member]		Dec. 31, 2009 Subsidiaries [Member] Subordinated Debt Seven [Member]	Dec. 31, 2010 Subsidiaries [Member] Subordinated Debt Eight [Member]		Dec. 31, 2009 Subsidiaries [Member] Subordinated Debt Eight [Member]	Dec. 31, 2010 Subsidiaries [Member] Subordinated Debt Ninth [Member]		Dec. 31, 2010 Subsidiaries [Member] Federal Home Loan Bank Advances [Member]		Dec. 31, 2009 Subsidiaries [Member] Federal Home Loan Bank Advances [Member]	Dec. 31, 2010 Subsidiaries [Member] Federal Home Loan Bank Advances Two [Member]		Dec. 31, 2009 Subsidiaries [Member] Federal Home Loan Bank Advances Two [Member]	Dec. 31, 2010 Subsidiaries [Member] Notes Payable to Banks [Member]		Dec. 31, 2009 Subsidiaries [Member] Notes Payable to Banks [Member]	Dec. 31, 2010 Subsidiaries [Member] Notes Payable To Banks Two [Member]		Dec. 31, 2009 Subsidiaries [Member] Notes Payable To Banks Two [Member]	Dec. 31, 2010 Subsidiaries [Member] Capital Lease Obligations [Member]		Dec. 31, 2009 Subsidiaries [Member] Capital Lease Obligations [Member]
Summary of long-term debt
Long-term Debt, Percentage Bearing Fixed Interest Rate					7.50%	[1]																													6.38%	[1]		6.30%	[1]		4.95%	[1]		4.80%	[1]		3.80%	[1]		4.38%	[1]					3.78%	[1]							5.92%	[1]
Long-term Debt, Percentage Bearing Variable Interest Rate								0.00%	[1]		0.00%	[1]		0.00%	[1]		0.00%	[1]																																			0.57%	[1]
Long Term Debt Percentage Bearing Fixed Interest Rate Minimum range																				0.01125	[1]					0.0554	[1]																															0.005	[1]
Long Term Debt Percentage Bearing Fixed Interest Rate Maximum range																				0.042	[1]					0.102	[1]																															0.0825	[1]
Long Term Debt Percentage Bearing Variable Interest Rate Minimum Range																							0.0066	[1]																																					0.003	[1]					0.00004	[1]
Long Term Debt Percentage Bearing Variable Interest Rate Maximum Range																							0.0066	[1]																																					0.0098	[1]					0.0051	[1]
Maturity Date					2026			2035			2035			2036			2037						2012												2011			2014			2014			2015			2015			2017			2014			2020								2012
Debt Instrument, Maturity Date Range, Start																				2012						2031							2010																												2010						2010
Debt Instrument, Maturity Date Range, End																				2015						2067							2036																												2017						2048
Long-term debt	$ 31,537	$ 32,580	$ 13,037	$ 14,538	$ 199		$ 199	$ 0		$ 24	$ 10		$ 447	$ 64		$ 64	$ 21		$ 21	$ 8,280		$ 4,880	$ 500		$ 4,435	$ 3,985		$ 4,559	$ (22)	[2]	$ (91)	[2]	$ 18,500	$ 18,042	$ 1,500		$ 1,500	$ 963		$ 963	$ 1,000		$ 1,000	$ 500		$ 500	$ 0		$ 369	$ 1,348		$ 1,348	$ 550		$ 550	$ 500		$ 4,101		$ 4,234	$ 4,332		$ 6,833	$ 125		$ 199	$ 1,157		$ 213	$ 2,424	[2]	$ 333	[2]

[1]	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.26 percent, 2.30 percent and .98 percent, respectively.
[2]	Other includes debt related to consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Long-Term Debt (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Maturities of long-term debt outstanding
2011	$ 1,949
2012	7,018
2013	3,351
2014	4,295
2015	3,050
Thereafter	11,874
Long-term debt	31,537	32,580
Parent Company [Member]
Maturities of long-term debt outstanding
2011	3
2012	2,653
2013	2,847
2014	1,498
2015	1,746
Thereafter	4,290
Long-term debt	13,037	14,538
Subsidiaries [Member]
Maturities of long-term debt outstanding
Long-term debt	$ 18,500	$ 18,042

Long-Term Debt (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Long-term debt (Textuals)
Specified Period after which Convertible Senior Debenture holders would not receive Interest payments	5 or 9 years prior to applicable maturity date
Convertible Senior Debentures Callable and Putable, Exercise price	100% of accreted principal amount plus accrued and unpaid interest
Debentures putable by investors, Principal Amount	$ 461,000,000
Convertible Senior Debentures, weighted average conversion price per share	42.33	[1]
Junior Subordinated Debenture issued To Unconsolidated Subsidiary Trust			501,000,000
Debentures redeemed for the purpose of issuing redeemable Income Trust Securities	8,394,000,000		11,740,000,000	16,546,000,000
Company Obligated mandatorily redeemable preferred securities, Interest Rate	6.63%
Medium-term Notes [Member]
Long-term debt (Textuals)
Weighted-average Interest Rates	2.26%
Federal Home Loan Bank Advances [Member]
Long-term debt (Textuals)
Weighted-average Interest Rates	2.30%
Unused Borrowing Capacity under Federal Home Loan Bank Advances	18,700,000,000		17,300,000,000
Notes Payable to Banks [Member]
Long-term debt (Textuals)
Weighted-average Interest Rates	0.98%
Fixed rate Junior Subordinated Debenture [Member]
Long-term debt (Textuals)
Debentures redeemed for the purpose of issuing redeemable Income Trust Securities	$ 575,000,000

[1]	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Junior Subordinated Debentures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of debentures included in long-term debt
Securities Amount	$ 3,949
Debentures Amount	3,985
Additional Junior Subordinated Debentures (Textuals)
Debentures redeemed for the purpose of issuing redeemable Income Trust Securities	8,394	11,740	16,546
Junior Subordinated Debentures (Textuals)
Percentage of Common Equity Holding in wholly owned and sponsored unconsolidated trusts	100.00%
Number of unconsolidated trusts formed for issuing Company-obligated mandatorily redeemable preferred securities	10
Debentures held by trusts	3,985
Contract Payments pursuant to stock purchase contracts, Percent	0.65%
Expected stock purchase date	Apr 15, 2011
USB Capital XIII [Member]
Summary of debentures included in long-term debt
Issuance Trust	USB Capital XIII
Issuance Date	December 2009
Securities Amount	500
Debentures Amount	501
Rate Type	Fixed
Rate	6.63%
Maturity Date	Dec 1, 2039
Earliest Redemption Date	Dec 15, 2014
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	501
USB Capital XII [Member]
Summary of debentures included in long-term debt
Issuance Trust	USB Capital XII
Issuance Date	February 2007
Securities Amount	535
Debentures Amount	536
Rate Type	Fixed
Rate	6.30%
Maturity Date	Feb 1, 2067
Earliest Redemption Date	Feb 15, 2012
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	536
USB Capital XI [Member]
Summary of debentures included in long-term debt
Issuance Trust	USB Capital XI
Issuance Date	August 2006
Securities Amount	765
Debentures Amount	766
Rate Type	Fixed
Rate	6.60%
Maturity Date	Sep 1, 2066
Earliest Redemption Date	Sep 15, 2011
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	766
USB Capital X [Member]
Summary of debentures included in long-term debt
Issuance Trust	USB Capital X
Issuance Date	April 2006
Securities Amount	500
Debentures Amount	501
Rate Type	Fixed
Rate	6.50%
Maturity Date	Apr 1, 2066
Earliest Redemption Date	Apr 12, 2011
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	501
USB Capital IX [Member]
Summary of debentures included in long-term debt
Issuance Trust	USB Capital IX
Issuance Date	March 2006
Securities Amount	675
Debentures Amount	676
Rate Type	Fixed
Rate	5.54%
Maturity Date	Apr 1, 2042
Earliest Redemption Date	Apr 15, 2015
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	676
USB Capital VIII [Member]
Summary of debentures included in long-term debt
Issuance Trust	USB Capital VIII
Issuance Date	December 2005
Securities Amount	375
Debentures Amount	387
Rate Type	Fixed
Rate	6.35%
Maturity Date	Dec 1, 2065
Earliest Redemption Date	Dec 29, 2010
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	387
USB Capital VII [Member]
Summary of debentures included in long-term debt
Issuance Trust	USB Capital VII
Issuance Date	August 2005
Securities Amount	300
Debentures Amount	309
Rate Type	Fixed
Rate	5.88%
Maturity Date	Aug 1, 2035
Earliest Redemption Date	Aug 15, 2010
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	309
USB Capital VI [Member]
Summary of debentures included in long-term debt
Issuance Trust	USB Capital VI
Issuance Date	March 2005
Securities Amount	275
Debentures Amount	284
Rate Type	Fixed
Rate	5.75%
Maturity Date	Mar 1, 2035
Earliest Redemption Date	Mar 9, 2010
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	284
Vail Banks Statutory Trust II [Member]
Summary of debentures included in long-term debt
Issuance Trust	Vail Banks Statutory Trust II
Issuance Date	March 2001
Securities Amount	7
Debentures Amount	8
Rate Type	Fixed
Rate	10.18%
Maturity Date	Jun 1, 2031
Earliest Redemption Date	Jun 8, 2011
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	8
Vail Banks Statutory Trust I [Member]
Summary of debentures included in long-term debt
Issuance Trust	Vail Banks Statutory Trust I
Issuance Date	February 2001
Securities Amount	17
Debentures Amount	17
Rate Type	Fixed
Rate	10.20%
Maturity Date	Feb 1, 2031
Earliest Redemption Date	Feb 22, 2011
Junior Subordinated Debentures (Textuals)
Debentures held by trusts	17
Fixed rate Junior Subordinated Debenture [Member]
Additional Junior Subordinated Debentures (Textuals)
Debentures redeemed for the purpose of issuing redeemable Income Trust Securities	$ 575

Shareholders' Equity (Details) (USD $)	12 Months Ended						12 Months Ended					12 Months Ended							12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Nov. 14, 2008	Dec. 31, 2006 Series A [Member]	Dec. 31, 2010 Series A [Member]	Dec. 31, 2009 Series A [Member]	Dec. 22, 2006 Series A [Member]	Mar. 27, 2006 Series A [Member]	Dec. 31, 2006 Series B [Member]	Dec. 31, 2010 Series B [Member]	Dec. 31, 2009 Series B [Member]	Mar. 27, 2006 Series B [Member]	Dec. 31, 2010 Series D [Member]	Dec. 31, 2009 Series D [Member]	Mar. 17, 2008 Series D [Member]	Dec. 31, 2008 Series E [Member]	Nov. 14, 2008 Series E [Member]
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	65,746	[1]	60,000	[1]				5,746	0				40,000	40,000		20,000	20,000
Liquidation Preference	$ 2,075,000,000	[1]	$ 1,500,000,000	[1]				$ 575,000,000	$ 0				$ 1,000,000,000	$ 1,000,000,000		$ 500,000,000	$ 500,000,000
Discount	145,000,000	[1]	0	[1]				145,000,000	0				0	0		0	0
Carrying Amount	1,930,000,000	[1]	1,500,000,000	[1]				430,000,000	0				1,000,000,000	1,000,000,000		500,000,000	500,000,000
Shareholders' Equity (Textuals) [Abstract]
Number of common stock shares authorised	4,000,000,000		4,000,000,000
Number of preferred stock shares authorised	50,000,000		50,000,000
Number of common stock shares outstanding	1,900,000,000		1,900,000,000
Number of common stock shares for future issue	162,000,000
Par value of Preference shares issued and outstanding	$ 1		$ 1
Preferred stock, shares issued							5,000								40,000			20,000		6,600,000
Number of common stock shares available for repurchase under warrant issued						33,000,000
Exercise price of common stock shares available for repurchase under warrant issued						30.29
Proceeds from stock issued to U.S. Department of the Treasury					6,600,000,000
Proceeds from warrant					172,000,000
Deemed dividend on preferred stock redemption			154,000,000
Payment for repurchase of warrants from U.S. Department of the Treasury			139,000,000
Preferred Stock, Liquidation Preference Per Share							$ 100,000	$ 100,000							$ 25,000			$ 25,000
Period considered for libor rate (in months)											3
Discount on accreation in years																			5
Rate of dividend on Preferred Stock over and above Libor rate							0.01147					0.006
Rate of dividend on Preferred Stock										6.09%					3.50%			7.88%
Estimated repurchase of common stock shares	0		20,000,000
Company exchanged depositary Preferred Stock shares representing an ownership interest								5,746
Preferred Stock Dividend Payment Terms	at a rate per annum equal to 7.189 percent through a specified stock purchase date for the remaining untendered ITS expected to be April 15, 2011, and thereafter, payable quarterly, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent
Common stock repurchased
Common stock repurchased	(16,000,000)		(4,000,000)		(91,000,000)
Common stock repurchased, shares	1,000,000				2,000,000
The reconciliation of the transactions affecting accumulated other comprehensive income (loss)
Changes in unrealized gains and losses on securities available-for-sale, pre tax	432,000,000		2,131,000,000		(2,729,000,000)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66,000,000)		(402,000,000)
Unrealized gain (loss) on derivative hedges, pre tax	(145,000,000)		516,000,000		(722,000,000)
Foreign currency translation, pre tax	24,000,000		40,000,000		(117,000,000)
Realized loss on derivative hedges, pre tax					(15,000,000)
Reclassification for realized losses, pre tax	(75,000,000)		456,000,000		1,020,000,000
Change in retirement obligation, pre tax	(150,000,000)		290,000,000		(1,357,000,000)
Total, pre tax	20,000,000		3,031,000,000		(3,920,000,000)
Changes in unrealized gains and losses on securities available-for-sale, tax effect	(163,000,000)		(810,000,000)		1,037,000,000
Other-than-temporary impairment not recognized in earnings on securities available-for-sale, tax effect	25,000,000		153,000,000
Unrealized gain (loss) on derivative hedges, tax effect	56,000,000		(196,000,000)		274,000,000
Foreign currency translation, tax effect	(10,000,000)		(15,000,000)		45,000,000
Realized loss on derivative hedges, tax effect					6,000,000
Reclassification for realized losses, tax effect	29,000,000		(173,000,000)		(388,000,000)
Change in retirement obligation, tax effect	58,000,000		(111,000,000)		519,000,000
Total, tax effect	(5,000,000)		(1,152,000,000)		1,493,000,000
Changes in unrealized gains and losses on securities available-for-sale, net of tax	269,000,000		1,321,000,000		(1,692,000,000)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale, net of tax	(41,000,000)		(249,000,000)
Unrealized gain (loss) on derivative hedges, net of tax	(89,000,000)		320,000,000		(448,000,000)
Foreign currency translation, net of tax	14,000,000		25,000,000		(72,000,000)
Realized loss on derivative hedges, net of tax					(9,000,000)
Reclassification for realized losses, net of tax	(46,000,000)		283,000,000		632,000,000
Change in retirement obligation, net of tax	(92,000,000)		179,000,000		(838,000,000)
Total, net of tax	15,000,000		1,879,000,000		(2,427,000,000)
Changes in unrealized gains and losses on securities available-for-sale, Balances Net-of-Tax	(213,000,000)		(393,000,000)		(1,745,000,000)
Unrealized gain on derivative hedges, Balances Net of-Tax	(408,000,000)		(319,000,000)		(639,000,000)
Foreign currency translation, Balances Net-of-Tax	(39,000,000)		(53,000,000)		(78,000,000)
Realized loss on derivative hedges, Balances Net-of-Tax	(6,000,000)		(8,000,000)		(11,000,000)
Change in retirement obligation, Balances Net-of-Tax	(803,000,000)		(711,000,000)		(890,000,000)
Total, Balances Net-of-Tax	(1,469,000,000)		(1,484,000,000)		(3,363,000,000)
Tier 1 Capital
Common shareholders' equity	27,589,000,000		24,463,000,000
Qualifying preferred stock	1,930,000,000		1,500,000,000
Qualifying trust preferred securities	3,949,000,000		4,524,000,000
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	692,000,000		692,000,000
Less intangible assets
Goodwill (net of deferred tax liability)	(8,337,000,000)		(8,482,000,000)
Other disallowed intangible assets	(1,097,000,000)		(1,322,000,000)
Other	1,221,000,000	[2]	1,235,000,000	[2]
Total Tier 1 Capital	25,947,000,000		22,610,000,000
Tier 2 Capital
Eligible portion of allowance for credit losses	3,125,000,000		2,969,000,000
Eligible subordinated debt	3,943,000,000		4,874,000,000
Other	18,000,000		5,000,000
Total Tier 2 Capital	7,086,000,000		7,848,000,000
Total Risk Based Capital	33,033,000,000		30,458,000,000
Risk-Weighted Assets	$ 247,619,000,000		$ 235,233,000,000

[1]	The par value of all shares issued and outstanding at December 31, 2010 and 2009, was $1.00 a share.
[2]	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Shareholders' Equity (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Regulatory Capital Ratios
Total risk-based capital	$ 25,947	$ 22,610
Tier 1 capital, minimum	4.00%	6.00%
Total risk-based capital, minimum	8.00%	10.00%
Leverage, minimum	4.00%	5.00%
Total U.S. Bancorp [Member]
Regulatory Capital Ratios
Tier 1 capital	25,947	22,610
As a percent of risk-weighted assets	10.50%	9.60%
As a percent of adjusted quarterly average assets (leverage ratio)	9.10%	8.50%
Total risk-based capital	$ 33,033	$ 30,458
As a percent of risk-weighted assets	13.30%	12.90%
U. S. Bank National Association [Member]
Regulatory Capital Ratios
Tier 1 capital	9.00%	7.20%
Total risk-based capital, percent	12.40%	11.20%
Leverage, percent	7.70%	6.30%
U. S. Bank National Association ND [Member]
Regulatory Capital Ratios
Tier 1 capital	14.10%	13.20%
Total risk-based capital, percent	17.20%	16.50%
Leverage, percent	13.70%	12.80%

Earnings Per Share (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of earnings per share
Net income attributable to U.S. Bancorp	$ 3,317	$ 2,205	$ 2,946
Preferred Dividends	(89)	(228)	(119)
Equity portion of gain on ITS exchange transaction, net of tax	118
Accretion of preferred stock discount		(14)	(4)
Deemed dividend on preferred stock redemption		(154)
Earnings allocated to participating stock awards	(14)	(6)	(4)
Net income applicable to U.S. Bancorp common shareholders	$ 3,332	$ 1,803	$ 2,819
Average common shares outstanding	1,912	1,851	1,742
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	8	14
Average diluted common shares outstanding	1,921	1,859	1,756
Earnings per common share	$ 1.74	$ 0.97	$ 1.62
Diluted earnings per common share	$ 1.73	$ 0.97	$ 1.61
Stock Option [Member]
Earnings Per Share (Textuals) [Abstract]
Options outstanding of common shares	56	70	67

Employee Benefits (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	$ 2,496	[1]	$ 2,368
Service cost	93		80		76
Interest cost	155		152		141
Plan amendments			(35)
Actuarial gain (loss)	309		49
Benefit payments	(124)		(118)
Fair value at beginning of measurement period	2,089		1,699
Benefit obligation at end of measurement period	2,929	[1]	2,496	[1]	2,368
Actual return on plan assets	321		489
Employer contributions	19		19
Fair value at end of measurement period	2,305		2,089		1,699
Funded (Unfunded) Status	(624)		(407)
Noncurrent benefit asset	6		5
Current benefit liability	(24)		(21)
Noncurrent benefit liability	(606)		(391)
Recognized amount	(624)		(407)
Net actuarial gain (loss)	(1,398)		(1,259)
Prior service credit (cost)	35		47
Transition asset (obligation)	0		0
Recognized amount	(1,363)		(1,212)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	186	[1]	176
Service cost	7		6		6
Interest cost	11		11		12
Plan participants' contributions	11		10
Actuarial gain (loss)	(11)		6
Benefit payments	(25)		(26)
Fair value at beginning of measurement period	144		158
Federal subsidy of benefits paid	2		3
Benefit obligation at end of measurement period	181	[1]	186	[1]	176
Actual return on plan assets			1
Employer contributions	1		1
Fair value at end of measurement period	131		144		158
Funded (Unfunded) Status	(50)		(42)
Noncurrent benefit asset	0		0
Current benefit liability	0		0
Noncurrent benefit liability	(50)		(42)
Recognized amount	(50)		(42)
Net actuarial gain (loss)	63		62
Prior service credit (cost)	1		2
Transition asset (obligation)	(1)		(2)
Recognized amount	$ 63		$ 62

[1]	At December 31, 2010 and 2009, the accumulated benefit obligation for all pension plans was $2.7 billion and $2.4 billion, respectively.

Employee Benefits (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	$ 2,895	$ 2,464
Fair value of plan assets	2,265	2,052
Pension plans with accumulated benefit obligations in excess of plan assets
Accumulated benefit obligation	2,698	2,349
Fair value of plan assets	$ 2,265	$ 2,052

Employee Benefits (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Pension Plans [Member]
Components of net periodic benefit cost
Service cost	$ 93		$ 80		$ 76
Interest cost	155		152		141
Expected return on plan assets	(215)		(215)		(224)
Prior service cost (credit) and transition obligation (asset) amortization	(12)		(6)		(6)
Actuarial gain (loss) amortization	64		49		32
Net periodic benefit cost	85		60		19
Net actuarial gain (loss) arising during the year	(203)		230		(1,419)
Net prior service credit (cost) arising during the year			35
Total recognized in other comprehensive income (loss)	(151)		308		(1,393)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(236)	[1],[2]	248	[1],[2]	(1,412)	[1],[2]
Postretirement Welfare Plan [Member]
Components of net periodic benefit cost
Service cost	7		6		6
Interest cost	11		11		12
Expected return on plan assets	(5)		(5)		(6)
Actuarial gain (loss) amortization	(5)		(7)		(4)
Net periodic benefit cost	8		5		8
Net actuarial gain (loss) arising during the year	6		(11)		35
Total recognized in other comprehensive income (loss)	1		(18)		31
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ (7)	[1],[2]	$ (23)	[1],[2]	$ 23	[1],[2]

[1]	The pretax estimated actuarial loss (gain) and prior service credit for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2011 are $125 million and $(9) million, respectively.
[2]	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2011 is $(6) million.

Employee Benefits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 Pension Plans [Member]		Dec. 31, 2009 Pension Plans [Member]		Dec. 31, 2010 Postretirement Welfare Plan [Member]		Dec. 31, 2009 Postretirement Welfare Plan [Member]		Dec. 31, 2010 Postretirement Welfare Plan [Member] Prior to age 65 [Member]		Dec. 31, 2009 Postretirement Welfare Plan [Member] Prior to age 65 [Member]		Dec. 31, 2010 Postretirement Welfare Plan [Member] After age 65 [Member]		Dec. 31, 2009 Postretirement Welfare Plan [Member] After age 65 [Member]
Weighted average assumptions to determine the projected benefit obligations
Discount rate	5.70%	[1]	6.20%	[1]	4.90%	[1]	5.60%	[1]
Rate of compensation increase	4.00%	[2]	3.00%	[2]
Health care cost trend rate for the next year
Prior to age 65 and After age 65									8.00%	[3]	8.00%	[3]	14.00%	[3]	14.00%	[3]
Effect on accumulated postretirement benefit obligation
One percent increase					$ 10		$ 8
One percent decrease					$ (9)		$ (8)

[1]	(a) For 2010, the discount rates were developed using Towers Watson?s cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.0, 11.0 and 7.7 years, respectively. For 2009, the discount rates were developed using Towers Watson?s cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 13.4, 10.5 and 8.2 years, respectively.
[2]	Determined on a liability weighted basis.
[3]	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.

Employee Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Effect on total of service cost and interest cost
One percent increase	$ 0		$ 1		$ 1
One percent decrease	$ 0		$ (1)		$ (1)
Pension Plans [Member]
Weighted average assumptions used to determine net periodic benefit cost
Discount rate	6.20%	[1]	6.40%	[1]	6.30%	[1]
Expected return on plan assets	8.50%	[2]	8.50%	[2]	8.90%	[2]
Rate of compensation increase	3.00%	[3]	3.00%	[3]	3.20%	[3]
Postretirement Welfare Plan [Member]
Weighted average assumptions used to determine net periodic benefit cost
Discount rate	5.60%	[1]	6.30%	[1]	6.10%	[1]
Expected return on plan assets	3.50%	[2]	3.50%	[2]	3.50%	[2]
Postretirement Welfare Plan [Member] | Prior to age 65 [Member]
Health care cost trend rate
Prior to age 65 and After age 65	8.00%	[4]	7.00%	[4]	8.00%	[4]
Postretirement Welfare Plan [Member] | After age 65 [Member]
Health care cost trend rate
Prior to age 65 and After age 65	14.00%	[4]	21.00%	[4]	9.00%	[4]

[1]	See footnote (4) in previous table (weighted average assumptions used to determine the projected benefit obligations).
[2]	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions, historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2010 expected long-term rates of return reflect current economic conditions and plan assets.
[3]	Determined on a liability weighted basis.
[4]	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.

Employee Benefits (Details 5) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Pension Plans [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	$ 2,305		$ 2,089	$ 1,699
Pension Plans [Member] | Level 1 [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	2,307		2,083
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 1 [Member] | Real Estate [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	51		40
Pension Plans [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	30		22
Pension Plans [Member] | Level 1 [Member] | Money Market Mutual Fund [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 1 [Member] | Other Plan Assets [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 1 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	537		442
Pension Plans [Member] | Level 1 [Member] | Domestic equity securities Large cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	1,174		1,056
Pension Plans [Member] | Level 1 [Member] | Domestic equity securities Mid cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	373		397
Pension Plans [Member] | Level 1 [Member] | Domestic equity securities Small cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	142		126
Pension Plans [Member] | Level 2 [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	224		114
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		17
Pension Plans [Member] | Level 2 [Member] | Real Estate [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 2 [Member] | Money Market Mutual Fund [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	224		97
Pension Plans [Member] | Level 2 [Member] | Other Plan Assets [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 2 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 2 [Member] | Domestic equity securities Large cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 2 [Member] | Domestic equity securities Mid cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 2 [Member] | Domestic equity securities Small cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 3 [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	14		13
Pension Plans [Member] | Level 3 [Member] | Debt Securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	8		7
Pension Plans [Member] | Level 3 [Member] | Real Estate [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 3 [Member] | Money Market Mutual Fund [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 3 [Member] | Other Plan Assets [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	6		6
Pension Plans [Member] | Level 3 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 3 [Member] | Domestic equity securities Large cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 3 [Member] | Domestic equity securities Mid cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Pension Plans [Member] | Level 3 [Member] | Domestic equity securities Small cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Postretirement Welfare Plan [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	131		144	158
Postretirement Welfare Plan [Member] | Level 1 [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	131		144
Postretirement Welfare Plan [Member] | Level 1 [Member] | Debt Securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Real Estate [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	131	[1]	144
Postretirement Welfare Plan [Member] | Level 1 [Member] | Money Market Mutual Fund [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Other Plan Assets [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0	[2]	0
Postretirement Welfare Plan [Member] | Level 1 [Member] | International equity securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Domestic equity securities Large cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Domestic equity securities Mid cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Postretirement Welfare Plan [Member] | Level 1 [Member] | Domestic equity securities Small cap [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	0		0
Debt Securities [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	8		7	0
Other Plan Assets [Member]
Summarizes the plan assets measured at fair value
Balance at end of period	$ 6		$ 6	$ 9

[1]	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.
[2]	Represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Employee Benefits (Details 6) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Securities [Member]
Summarizes the changes for all plan assets measured at fair value
Fair value at beginning of measurement period	$ 7	$ 0
Unrealized gains (losses) relating to assets still held at end of year	3	1
Purchases, sales, principal payments, issuances, and settlements	(2)	(3)
Transfers into level 3	0	9
Fair value at end of measurement period	8	7
Other Plan Assets [Member]
Summarizes the changes for all plan assets measured at fair value
Fair value at beginning of measurement period	6	9
Unrealized gains (losses) relating to assets still held at end of year	0	(3)
Purchases, sales, principal payments, issuances, and settlements	0	0
Transfers into level 3	0	0
Fair value at end of measurement period	$ 6	$ 6

Employee Benefits (Details 7) (USD $) In Millions	Dec. 31, 2010
Pension Plans [Member]
Expected Future Benefit Payments
2011	$ 148
2012	143
2013	149
2014	156
2015	162
2016 - 2020	917
Postretirement Welfare Plan [Member]
Expected Future Benefit Payments
2011	16	[1]
2012	17	[1]
2013	19	[1]
2014	20	[1]
2015	21	[1]
2016 - 2020	104	[1]
Medicare Part D Subsidy [Member]
Expected Future Benefit Payments
2011	2
2012	2
2013	3
2014	3
2015	3
2016 - 2020	$ 0

[1]	Net of retiree contributions and before Medicare Part D subsidy.

Employee Benefits (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefits (Textuals) [Abstract]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation that is matched by employer	75.00%
Company contribution to defined savings plan	Employee contributions to defined contribution savings plan are 100% matched by the Company, up to 4% of an employee's eligible annual compensation
Employee retirement savings plan expenses	$ 96,000,000	$ 78,000,000	$ 76,000,000
Vesting service period	5
Reduction in projected benefit obligation due to new plan formula effective January 1, 2010	35,000,000
Non-qualified pension plans expected contribution by the employer	24,000,000
Plan assets of the qualified pension plans that have asset management arrangements with related parties	512,000,000	1,100,000,000
Cash Collateral for borrowed securities	232,000,000	121,000,000
Obligation to return cash collateral	240,000,000	131,000,000
Pension Plans [Member]
Employee Benefits (Textuals) [Abstract]
Company contributions to qualified pension plans	19,000,000	19,000,000
The accumulated benefit obligation for all pension plans	2,700,000,000	2,400,000,000
The pre tax estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	125,000,000
The pre tax estimated net gain for the post retirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	(9,000,000)
Postretirement Welfare Plan [Member]
Employee Benefits (Textuals) [Abstract]
Company contributions to qualified pension plans	1,000,000	1,000,000
The pre tax estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost	(6,000,000)
Duration of Plan	7.7	8.2
Qualified pension plans [Member]
Employee Benefits (Textuals) [Abstract]
Company contributions to qualified pension plans	0	0
Anticipated contribution by company	$ 0
Duration of Plan	14	13.4
Non qualified pension plans [Member]
Employee Benefits (Textuals) [Abstract]
Duration of Plan	11		10.5
Benefit cost [Member] | 2015 | After age 65 [Member]
Employee Benefits (Textuals) [Abstract]
Assumed age rates decrease	6.00%
Benefit cost [Member] | 2017 | Prior to age 65 [Member]
Employee Benefits (Textuals) [Abstract]
Assumed age rates decrease	5.50%
Benefit obligations [Member] | 2015 | After age 65 [Member]
Employee Benefits (Textuals) [Abstract]
Assumed age rates decrease	6.00%
Benefit obligations [Member] | 2017 | Prior to age 65 [Member]
Employee Benefits (Textuals) [Abstract]
Assumed age rates decrease	5.50%
International equity securities [Member]
Employee Benefits (Textuals) [Abstract]
Asset allocation for the Company's qualified pension plans	0.2
Domestic equity securities Large cap [Member]
Employee Benefits (Textuals) [Abstract]
Asset allocation for the Company's qualified pension plans	0.55
Domestic equity securities Mid cap [Member]
Employee Benefits (Textuals) [Abstract]
Asset allocation for the Company's qualified pension plans	0.19
Domestic equity securities Small cap [Member]
Employee Benefits (Textuals) [Abstract]
Asset allocation for the Company's qualified pension plans	0.06

Stock Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Summary of stock options outstanding and exercised under various stock options plans
Stock option outstanding at the beginning of the period, shares	88,379,469	[1]	82,293,011	[1]	91,211,464	[1]
Stock option granted, shares	5,417,631		14,316,237		22,464,085
Stock option exercised, shares	(5,769,586)		(1,085,328)		(28,528,238)
Stock option cancelled, shares	(2,404,809)	[2]	(7,144,451)	[2]	(2,854,300)	[2]
Stock option outstanding at the end of the period, shares	85,622,705	[1]	88,379,469	[1]	82,293,011	[1]
Stock option Exercisable at the end of the period, shares	57,542,065		50,538,048		43,787,801
Weighted-average exercise price outstanding, at the beginning of the period	$ 26.49	[1]	$ 29.08	[1]	$ 27.22	[1]
Weighted average exercise price, Granted	$ 23.98		$ 12.04		$ 32.19
Weighted average exercise price, Exercised	$ 19.38		$ 19.98		$ 25.27
Weighted average exercise price, Cancelled	$ 27.03	[2]	$ 28.33	[2]	$ 31.94	[2]
Weighted average exercise price outstanding, at the end of the period	$ 26.8	[1]	$ 26.49	[1]	$ 29.08	[1]
Weighted average exercise price, Exercisable	$ 28.28		$ 27.52		$ 26.11
Weighted average remaining contractual term outstanding, at the end of the period	5.5	[1]	6.1	[1]	6	[1]
Weighted average remaining contractual term, Exercisable	4.4		4.5		4
Aggregate intrinsic value, Outstanding	$ 15	[1]	$ (352)	[1]	$ (335)	[1]
Aggregate intrinsic value, Exercisable	$ (76)		$ (253)		$ (48)

[1]	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense
[2]	Options cancelled includes both non-vested (i.e., forfeitures) and vested options.

Stock Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Weighted average estimated fair value and assumptions utilized by the Company
Estimated fair value	$ 8.36	$ 3.39	[1]	$ 3.55
Risk-free interest rates	2.50%	1.80%		3.40%
Dividend yield	3.00%	4.20%		4.80%
Stock volatility factor	47.00%	44.00%		19.00%
Expected life of options (in years)	5.5	5.5		5

[1]	Held-to-maturity securities are carried at historical cost adjusted for amortization of premiums, accretion of discounts and credit-related other-than-temporary impairment.

Stock Based Compensation (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock option activity
Fair value of options vested	$ 61	$ 74	$ 67
Intrinsic value of options exercised	35	3	262
Cash received from options exercised	112	22	651
Tax benefit realized from options exercised	$ 13	$ 1	$ 99

Stock Based Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2010
Stock options outstanding additional information
Stock option outstanding, shares	85,622,705
Stock option outstanding, weighted average remaining contractual life (years)	5.5
Weighted average exercise price outstanding	$ 26.8
Stock option exercisable, shares	57,542,065
Stock option exercisable, weighted average exercise price	$ 28.28
Exercise Prices Range $11.02- $15.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 11.02
Upper range limit of Exercise Prices	$ 15
Stock option outstanding, shares	11,778,734
Stock option outstanding, weighted average remaining contractual life (years)	8.1
Weighted average exercise price outstanding	$ 11.43
Stock option exercisable, shares	2,304,680
Stock option exercisable, weighted average exercise price	$ 11.54
Exercise Prices Range $15.01- $20.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 15.01
Upper range limit of Exercise Prices	$ 20
Stock option outstanding, shares	3,951,661
Stock option outstanding, weighted average remaining contractual life (years)	1.5
Weighted average exercise price outstanding	$ 19.03
Stock option exercisable, shares	3,730,778
Stock option exercisable, weighted average exercise price	$ 19.11
Exercise Prices Range $20.01- $25.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 20.01
Upper range limit of Exercise Prices	$ 25
Stock option outstanding, shares	15,288,993
Stock option outstanding, weighted average remaining contractual life (years)	3.9
Weighted average exercise price outstanding	$ 22.68
Stock option exercisable, shares	10,205,513
Stock option exercisable, weighted average exercise price	$ 22.11
Exercise Prices Range $25.01- $30.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 25.01
Upper range limit of Exercise Prices	$ 30
Stock option outstanding, shares	14,970,270
Stock option outstanding, weighted average remaining contractual life (years)	4.4
Weighted average exercise price outstanding	$ 29.23
Stock option exercisable, shares	14,331,081
Stock option exercisable, weighted average exercise price	$ 29.37
Exercise Prices Range $30.01- $35.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 30.01
Upper range limit of Exercise Prices	$ 35
Stock option outstanding, shares	29,593,767
Stock option outstanding, weighted average remaining contractual life (years)	6.2
Weighted average exercise price outstanding	$ 31.71
Stock option exercisable, shares	19,341,817
Stock option exercisable, weighted average exercise price	$ 31.44
Exercise Prices Range $35.01- $36.25 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 35.01
Upper range limit of Exercise Prices	$ 36.25
Stock option outstanding, shares	10,039,280
Stock option outstanding, weighted average remaining contractual life (years)	5.9
Weighted average exercise price outstanding	$ 36.06
Stock option exercisable, shares	7,628,196
Stock option exercisable, weighted average exercise price	$ 36.06

Stock Based Compensation (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Restricted Stock and Unit Awards
Outstanding at beginning of period, shares	6,788,203		2,420,535	2,368,085
Granted, shares	4,398,660		5,435,363	1,132,239
Vested, shares	(1,862,228)		(869,898)	(958,729)
Cancelled, shares	(513,608)		(197,797)	(121,060)
Outstanding at end of period, shares	8,811,027	[1]	6,788,203	2,420,535
Outstanding at beginning of period, weighted average grant-date fair value	$ 16.68		$ 32.42	$ 31.45
Granted, weighted average grant-date fair value	$ 24.05		$ 12.09	$ 32.24
Vested, weighted average grant-date fair value	$ 18.71		$ 31.84	$ 29.78
Cancelled,weighted average grant-date fair value	$ 20		$ 16.52	$ 32.69
Outstanding at end of period,weighted average grant-date fair value	$ 19.74		$ 16.68	$ 32.42

[1]	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.

Stock Based Compensation (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock option awards (Textuals)
Shares available for grant under various plans (subject to adjustment for forfeitures)	69
Fair value of shares vested	$ 44	$ 12	$ 29
Stock based compensation expense	113	89	85
Stock based compensation, after tax basis	70	55	53
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 162
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2.4

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal
Current	$ 1,105	$ 765	$ 1,832
Deferred	(339)	(499)	(958)
Federal income tax	766	266	874
State
Current	200	175	300
Deferred	(31)	(46)	(87)
State income tax	169	129	213
Total income tax provision	935	395	1,087
Reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company's applicable income tax expense
Tax at statutory rate	1,470	921	1,435
State income tax, at statutory rates, net of federal tax benefit	110	84	138
Tax effect of
Tax credits, net of related expenses	(462)	(421)	(301)
Tax-exempt income	(214)	(202)	(173)
Noncontrolling interests	18	(11)	(24)
Other items	13	24	12
Applicable income taxes	935	395	1,087
Reconciliation of the changes in the federal, state and foreign unrecognized tax positions balances
Balance at beginning of period	440	283	296
Additions for tax positions taken in the prior year	116	31	49
Additions for tax positions taken in the current year	30	145	8
Exam resolutions		(12)	(63)
Statute expirations	(54)	(7)	(7)
Balance at end of period	532	440	283
Deferred Tax Assets
Allowance for credit losses	2,100	2,147
Stock compensation	201	184
Securities available-for-sale and financial instruments	393	359
Accrued expenses	317	275
Federal, state and foreign net operating loss carryforwards	52	58
Pension and postretirement benefits	113	25
Partnerships and other investment assets	429	120
Other deferred tax assets, net	284	79
Gross deferred tax assets	3,889	3,247
Deferred Tax Liabilities
Leasing activities	(2,269)	(2,319)
Goodwill and other intangible assets	(407)	(280)
Mortgage servicing rights	(311)	(394)
Loans	(139)	(129)
Fixed assets	(113)	(71)
Other deferred tax liabilities, net	(176)	(188)
Gross deferred tax liabilities	(3,415)	(3,381)
Valuation allowance	(50)	(56)
Net Deferred Tax Asset (Liability)	424	(190)
Income Taxes (Textuals) [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Unrecognized tax positions that would impact the effective income tax rate	253	202	187
Unrecognized tax positions as a component of income tax expense, recognized in interest	(6)	13	19
Unrecognized tax positions as a component of income tax expense, accrued	49
Federal, state and foreign net operating loss carryforwards	573
Federal, state and foreign net operating loss carryforwards, expiration date	Various times through 2024
Base year reserves included in retained earnings	$ 102

Derivative Instruments (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Derivative Financial Instruments, Assets [Member]
Derivative position of company
Total fair value of derivative positions	$ 1,799		$ 1,582
Netting (a)	(280)	[1]	(421)	[1]
Total	1,519		1,161
Derivative Financial Instruments, Liabilities [Member]
Derivative position of company
Total fair value of derivative positions	2,174		1,854
Netting (a)	(1,163)	[1]	(995)	[1]
Total	$ 1,011		$ 859

[1]	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. Authoritative accounting guidance permits the netting of derivative receivables and payables when a legally enforceable master netting agreement exists between the Company and a derivative counterparty. A master netting agreement is an agreement between two counterparties who have multiple derivative contracts with each other that provide for the net settlement of contracts through a single payment, in a single currency, in the event of default on or termination of any one contract. At December 30, 2010, the amount of cash and money market investments collateral posted by counterparties that was netted against derivative assets was $55 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $936 billion. At December 31, 2009, the amount of cash collateral posted by counterparties that was netted against derivative assets was $116 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $691 million.

Derivative Instruments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Derivative Financial Instruments, Assets [Member] | Fair value hedges [Member] | Foreign exchange cross-currency swaps [Member]
Asset and liability management derivative positions of the company
Notional Value	$ 891		$ 1,864
Fair Value	70		272
Weighted - Average Remaining Maturity In Years	6.17		6.81
Derivative Financial Instruments, Assets [Member] | Fair value hedges [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value	1,800		3,235
Fair Value	72		70
Weighted - Average Remaining Maturity In Years	55.75		32.71
Derivative Financial Instruments, Assets [Member] | Cash flow hedges [Member] | Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value	0		0
Fair Value	0		0
Weighted - Average Remaining Maturity In Years	0		0
Derivative Financial Instruments, Assets [Member] | Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Asset and liability management derivative positions of the company
Notional Value	512		536
Fair Value	3		15
Weighted - Average Remaining Maturity In Years	0.08		0.08
Derivative Financial Instruments, Assets [Member] | Other economic hedges [Member] | Foreign exchange cross-currency swaps [Member]
Asset and liability management derivative positions of the company
Notional Value	2,250
Fair Value	3
Weighted - Average Remaining Maturity In Years	10.22
Derivative Financial Instruments, Assets [Member] | Other economic hedges [Member] | Credit Risk Contract [Member]
Asset and liability management derivative positions of the company
Notional Value	650
Fair Value	2
Weighted - Average Remaining Maturity In Years	3.22
Derivative Financial Instruments, Assets [Member] | Other economic hedges [Member] | Equity Contract [Member]
Asset and liability management derivative positions of the company
Notional Value	61
Fair Value	3
Weighted - Average Remaining Maturity In Years	1.6
Derivative Financial Instruments, Assets [Member] | Other economic hedges [Member] | Interest rate contracts [Member] | Futures and Forwards Buy [Member]
Asset and liability management derivative positions of the company
Notional Value	2,879		1,250
Fair Value	20		6
Weighted - Average Remaining Maturity In Years	0.1		0.07
Derivative Financial Instruments, Assets [Member] | Other economic hedges [Member] | Interest rate contracts [Member] | Futures and Forwards Sell [Member]
Asset and liability management derivative positions of the company
Notional Value	9,082		7,533
Fair Value	207		91
Weighted - Average Remaining Maturity In Years	0.07		0.11
Derivative Financial Instruments, Assets [Member] | Other economic hedges [Member] | Interest rate contracts [Member] | Purchased Option [Member]
Asset and liability management derivative positions of the company
Notional Value	1,600		5,250
Fair Value	0		0
Weighted - Average Remaining Maturity In Years	0.06		0.06
Derivative Financial Instruments, Assets [Member] | Other economic hedges [Member] | Interest rate contracts [Member] | Written Option [Member]
Asset and liability management derivative positions of the company
Notional Value	6,321		2,546
Fair Value	23		9
Weighted - Average Remaining Maturity In Years	0.07		0.08
Derivative Financial Instruments, Assets [Member] | Other economic hedges [Member] | Foreign exchange forward contracts [Member]
Asset and liability management derivative positions of the company
Notional Value	158		113
Fair Value	1		1
Weighted - Average Remaining Maturity In Years	0.09		0.08
Derivative Financial Instruments, Assets [Member] | Credit Risk Contract [Member]
Asset and liability management derivative positions of the company
Notional Value			863
Fair Value			2
Weighted - Average Remaining Maturity In Years			3.68
Derivative Financial Instruments, Assets [Member] | Equity Contract [Member]
Asset and liability management derivative positions of the company
Notional Value			27
Fair Value			2
Weighted - Average Remaining Maturity In Years			1.58
Derivative Financial Instruments, Assets [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value			18,700
Fair Value			854
Weighted - Average Remaining Maturity In Years			4.46
Derivative Financial Instruments, Assets [Member] | Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value			1,299
Fair Value			24
Weighted - Average Remaining Maturity In Years			7.36
Derivative Financial Instruments, Assets [Member] | Interest rate contracts [Member] | Purchased Option [Member]
Asset and liability management derivative positions of the company
Notional Value			1,841
Fair Value			20
Weighted - Average Remaining Maturity In Years			1.68
Derivative Financial Instruments, Assets [Member] | Interest rate contracts [Member] | Written Option [Member]
Asset and liability management derivative positions of the company
Notional Value			477
Fair Value			12
Weighted - Average Remaining Maturity In Years			0.56
Derivative Financial Instruments, Liabilities [Member] | Fair value hedges [Member] | Foreign exchange cross-currency swaps [Member]
Asset and liability management derivative positions of the company
Notional Value	445		0
Fair Value	0		0
Weighted - Average Remaining Maturity In Years	6.17		0
Derivative Financial Instruments, Liabilities [Member] | Fair value hedges [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value	0		1,950
Fair Value	0		32
Weighted - Average Remaining Maturity In Years	0		20.52
Derivative Financial Instruments, Liabilities [Member] | Cash flow hedges [Member] | Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value	4,788		8,363
Fair Value	688		556
Weighted - Average Remaining Maturity In Years	5.03		3.58
Derivative Financial Instruments, Liabilities [Member] | Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Asset and liability management derivative positions of the company
Notional Value	0		0
Fair Value	0		0
Weighted - Average Remaining Maturity In Years	0		0
Derivative Financial Instruments, Liabilities [Member] | Other economic hedges [Member] | Foreign exchange cross-currency swaps [Member]
Asset and liability management derivative positions of the company
Notional Value	0
Fair Value	0
Weighted - Average Remaining Maturity In Years	0
Derivative Financial Instruments, Liabilities [Member] | Other economic hedges [Member] | Credit Risk Contract [Member]
Asset and liability management derivative positions of the company
Notional Value	1,183		1,261
Fair Value	7		1
Weighted - Average Remaining Maturity In Years	2.71		3.05
Derivative Financial Instruments, Liabilities [Member] | Other economic hedges [Member] | Equity Contract [Member]
Asset and liability management derivative positions of the company
Notional Value	0		29
Fair Value	0		1
Weighted - Average Remaining Maturity In Years	0		0.29
Derivative Financial Instruments, Liabilities [Member] | Other economic hedges [Member] | Interest rate contracts [Member] | Futures and Forwards Buy [Member]
Asset and liability management derivative positions of the company
Notional Value	6,312		9,862
Fair Value	79		190
Weighted - Average Remaining Maturity In Years	0.05		0.05
Derivative Financial Instruments, Liabilities [Member] | Other economic hedges [Member] | Interest rate contracts [Member] | Futures and Forwards Sell [Member]
Asset and liability management derivative positions of the company
Notional Value	6,002		1,260
Fair Value	51	[1]	3
Weighted - Average Remaining Maturity In Years	0.09		0.06
Derivative Financial Instruments, Liabilities [Member] | Other economic hedges [Member] | Interest rate contracts [Member] | Purchased Option [Member]
Asset and liability management derivative positions of the company
Notional Value	0		0
Fair Value	0		0
Weighted - Average Remaining Maturity In Years	0		0
Derivative Financial Instruments, Liabilities [Member] | Other economic hedges [Member] | Interest rate contracts [Member] | Written Option [Member]
Asset and liability management derivative positions of the company
Notional Value	1,348		594
Fair Value	9		2
Weighted - Average Remaining Maturity In Years	0.07		0.09
Derivative Financial Instruments, Liabilities [Member] | Other economic hedges [Member] | Foreign exchange forward contracts [Member]
Asset and liability management derivative positions of the company
Notional Value	694		293
Fair Value	6		2
Weighted - Average Remaining Maturity In Years	0.09		0.08
Derivative Financial Instruments, Liabilities [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value			1,083
Fair Value			19
Weighted - Average Remaining Maturity In Years			7
Derivative Financial Instruments, Liabilities [Member] | Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Asset and liability management derivative positions of the company
Notional Value			18,490
Fair Value			821
Weighted - Average Remaining Maturity In Years			4.45
Derivative Financial Instruments, Liabilities [Member] | Interest rate contracts [Member] | Purchased Option [Member]
Asset and liability management derivative positions of the company
Notional Value			231
Fair Value			12
Weighted - Average Remaining Maturity In Years			0.85
Derivative Financial Instruments, Liabilities [Member] | Interest rate contracts [Member] | Written Option [Member]
Asset and liability management derivative positions of the company
Notional Value			1,596
Fair Value			$ 20
Weighted - Average Remaining Maturity In Years			1.9

[1]	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders equity.

Derivative Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Foreign exchange rate contracts [Member] Forwards, spots and swaps [Member]		Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Foreign exchange rate contracts [Member] Forwards, spots and swaps [Member] Customer-Related Positions [Member]		Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Foreign exchange rate contracts [Member] Purchased Option [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Foreign exchange rate contracts [Member] Purchased Option [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Foreign exchange rate contracts [Member] Written Option [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Foreign exchange rate contracts [Member] Written Option [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Interest rate contracts [Member] Receive fixed/pay floating swaps [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Interest rate contracts [Member] Receive fixed/pay floating swaps [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Interest rate contracts [Member] Pay fixed/receive floating swaps [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Interest rate contracts [Member] Pay fixed/receive floating swaps [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Interest rate contracts [Member] Purchased Option [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Interest rate contracts [Member] Purchased Option [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Interest rate contracts [Member] Written Option [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Interest rate contracts [Member] Written Option [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Foreign exchange rate contracts [Member] Forwards, spots and swaps [Member]		Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Foreign exchange rate contracts [Member] Forwards, spots and swaps [Member] Customer-Related Positions [Member]		Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Foreign exchange rate contracts [Member] Purchased Option [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Foreign exchange rate contracts [Member] Purchased Option [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Foreign exchange rate contracts [Member] Written Option [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Foreign exchange rate contracts [Member] Written Option [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Interest rate contracts [Member] Receive fixed/pay floating swaps [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Interest rate contracts [Member] Receive fixed/pay floating swaps [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Interest rate contracts [Member] Pay fixed/receive floating swaps [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Interest rate contracts [Member] Pay fixed/receive floating swaps [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Interest rate contracts [Member] Purchased Option [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Interest rate contracts [Member] Purchased Option [Member] Customer-Related Positions [Member]	Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Interest rate contracts [Member] Written Option [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Interest rate contracts [Member] Written Option [Member] Customer-Related Positions [Member]
Customer-related derivative positions of the company
Notional Value	$ 5,607	[1]	$ 7,772	[1]	$ 311	$ 224	$ 0	$ 0	$ 18,700	$ 15,730	$ 1,299	$ 1,315	$ 1,841	$ 2,024	$ 477	$ 472	$ 5,563	[1]	$ 7,694	[1]	$ 0	$ 0	$ 311	$ 224	$ 1,083	$ 1,294	$ 18,490	$ 15,769	$ 231	$ 115	$ 1,596	$ 1,667
Fair Value	$ 193	[1]	$ 384	[1]	$ 11	$ 6	$ 0	$ 0	$ 854	$ 956	$ 24	$ 24	$ 20	$ 13	$ 12	$ 12	$ 184	[1]	$ 360	[1]	$ 0	$ 0	$ 11	$ 6	$ 19	$ 21	$ 821	$ 922	$ 12	$ 12	$ 20	$ 13
Weighted - Average Remaining Maturity In Years	0.46	[1]	0.74	[1]	0.64	0.4	0	0	4.46	4.64	7.36	6.12	1.68	1.98	0.56	0.26	0.45	[1]	0.75	[1]	0	0	0.64	0.4	7	6.01	4.45	4.68	0.85	0.36	1.9	2.35

[1]	Reflects the net of long and short positions.

Derivative Instruments (Details 3) (Asset and Liability Management Positions [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Cash flow hedges [Member] | Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Summary of effective portion of the gains (losses) recognized in other comprehensive income and the gains (losses) reclassified from other comprehensive income (Loss) into earnings
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	$ (235)	[1]	$ 114	[1]
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(148)	[1]	(209)	[1]
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Summary of effective portion of the gains (losses) recognized in other comprehensive income and the gains (losses) reclassified from other comprehensive income (Loss) into earnings
Gains (Losses) Recognized in Other Comprehensive Income (Loss)	(25)		(44)
Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	$ 0		$ 0

[1]	Gains (Losses) reclassified from other comprehensive income (loss) into interest income (expense) on long-term debt.

Derivative Instruments (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Foreign exchange rate contracts [Member] | Forwards, spots and swaps [Member] | Customer-Related Positions [Member] | Commercial products revenue [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	$ 49		$ 49
Foreign exchange rate contracts [Member] | Customer-Related Positions [Member] | Commercial products revenue [Member] | Purchased and written options [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	1		1
Other economic hedges [Member] | Foreign exchange forward contracts [Member] | Commercial products revenue [Member] | Asset and Liability Management Positions [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(16)		(46)
Other economic hedges [Member] | Interest rate contracts [Member] | Mortgage banking revenue [Member] | Futures and forwards [member] | Asset and Liability Management Positions [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	831		184
Other economic hedges [Member] | Interest rate contracts [Member] | Mortgage banking revenue [Member] | Purchased and written options [Member] | Asset and Liability Management Positions [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	425		300
Fair value hedges [Member] | Foreign exchange cross-currency swaps [Member] | Other noninterest income [Member] | Asset and Liability Management Positions [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(193)	[1]	115	[1]
Fair value hedges [Member] | Interest rate contracts [Member] | Other noninterest income [Member] | Asset and Liability Management Positions [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(31)	[1]	(27)	[1]
Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member] | Customer-Related Positions [Member] | Other noninterest income [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	201		(658)
Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member] | Customer-Related Positions [Member] | Other noninterest income [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(196)		696
Interest rate contracts [Member] | Customer-Related Positions [Member] | Other noninterest income [Member] | Purchased and written options [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	1		(1)
Other economic hedges [Member] | Credit Risk Contract [Member] | Other noninterest income expense [Member] | Asset and Liability Management Positions [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(6)		29
Other economic hedges [Member] | Equity Contract [Member] | Compensation expense [Member] | Asset and Liability Management Positions [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	$ 1		$ (22)

[1]	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $35 million and $193 million for the year ended December 31, 2010, respectively, and $25 million and $(114) million for the year ended December 31,2009, respectively. The ineffective portion was immaterial for the years ended December 31, 2010 and 2009.

Derivative Instruments (Details Textuals) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Asset and Liability Management Positions [Member]	Dec. 31, 2010 Interest rate contracts [Member]	Dec. 31, 2009 Interest rate contracts [Member]	Dec. 31, 2010 Foreign exchange rate contracts [Member]	Dec. 31, 2009 Foreign exchange rate contracts [Member]
Derivative Instruments (Textuals) [Abstract]
Total Notional Value			$ 47,000,000,000
Notional amount of asset and liability management derivative positions designated as a fair value, cash flow or net investment hedge			8,400,000,000
Realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	414,000,000	327,000,000
Estimated loss to be reclassified from other comprehensive income (loss) into earnings	133,000,000
Cash and money market investments collateral posted by counterparties netted against derivative assets	55,000,000	116,000,000
Cash collateral posted by the Company netted against derivative liabilities	936,000,000	691,000,000
Gains losses on items hedged by fair value hedges				35,000,000	25,000,000	193,000,000	(114,000,000)
Fair value of derivatives under collateral agreements in a net liability position	1,400,000,000
Forward commitment to sell mortgage loan	15,100,000,000
Hedged mortgage loan held for sale	8,100,000,000
Unfunded mortgage loan commitments	$ 9,600,000,000

Fair Values of Assets and Liabilities (Details)	Dec. 31, 2010
Prime Minimum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	4.00%	[1]
Lifetime probability of default rates	0.00%	[1]
Lifetime loss severity rates	16.00%	[1]
Discount margin	3.00%	[1]
Prime Maximum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	28.00%	[1]
Lifetime probability of default rates	14.00%	[1]
Lifetime loss severity rates	100.00%	[1]
Discount margin	30.00%	[1]
Prime Average [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	13.00%	[1]
Lifetime probability of default rates	1.00%	[1]
Lifetime loss severity rates	41.00%	[1]
Discount margin	6.00%	[1]
Non Prime Minimum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	1.00%
Lifetime probability of default rates	0.00%
Lifetime loss severity rates	10.00%
Discount margin	3.00%
Non Prime Maximum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	13.00%
Lifetime probability of default rates	20.00%
Lifetime loss severity rates	88.00%
Discount margin	40.00%
Non Prime Average [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	8.00%
Lifetime loss severity rates	56.00%
Discount margin	11.00%

[1]	Prime securities are those designated as such by the issuer or those with underlying asset characteristics and/or credit enhancements consistent with securities designated as prime.

Fair Values of Assets and Liabilities (Details 1) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 51,509		$ 44,721
Mortgage loans held for sale	8,100		4,327
Mortgage servicing rights	1,837	[1]	1,749	[1]	1,194	1,462
Derivative assets	1,519		1,161
Other assets	470		247
Total	63,435		52,205
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative liabilities	1,011		859
Other liabilities	470		256
Total	1,481		1,115
Other Investments [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	181		372
Obligations of state and political subdivisions [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Obligations of foreign governments [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Others [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Corporate Debt Securities [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Perpetual preferred securities [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,054		381
Mortgage loans held for sale	0		0
Mortgage servicing rights	0		0
Derivative assets	0		0
Other assets	0		0
Total	1,054		381
Level 1 [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	873		9
Level 1 [Member] | Agency [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 1 [Member] | Non agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 1 [Member] | Non agency Non Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 1 [Member] | Commercial Mortgage Backed Non-Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 1 [Member] | Commercial Mortgage Backed Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 1 [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative liabilities	0		0
Other liabilities	0		0
Total	0		0
Other Investments [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	18		0
Obligations of state and political subdivisions [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6,417		6,693
Obligations of foreign governments [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6		6
Others [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	587		0
Corporate Debt Securities [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	949		868
Perpetual preferred securities [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	448		423
Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	48,078		41,234
Mortgage loans held for sale	8,100		4,327
Mortgage servicing rights	0		0
Derivative assets	846		713
Other assets	470		247
Total	57,494		46,521
Level 2 [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,664		3,395
Level 2 [Member] | Agency [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	37,703		29,595
Level 2 [Member] | Non agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 2 [Member] | Non agency Non Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 2 [Member] | Commercial Mortgage Backed Non-Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 2 [Member] | Commercial Mortgage Backed Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	197		147
Level 2 [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	89		107
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative liabilities	2,072		1,800
Other liabilities	470		256
Total	2,542		2,056
Other Investments [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		231
Obligations of state and political subdivisions [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Obligations of foreign governments [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Others [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	133		357
Corporate Debt Securities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	9		10
Perpetual preferred securities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,377		3,106
Mortgage loans held for sale	0		0
Mortgage servicing rights	1,837		1,749
Derivative assets	953		869
Other assets	0		0
Total	5,167		5,724
Level 3 [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 3 [Member] | Agency [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 3 [Member] | Non agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,103		1,429
Level 3 [Member] | Non agency Non Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	947		968
Level 3 [Member] | Commercial Mortgage Backed Non-Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	50		13
Level 3 [Member] | Commercial Mortgage Backed Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Level 3 [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	135		98
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative liabilities	102		54
Other liabilities	0		0
Total	102		54
Other Investments [Member] | Netting [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Obligations of state and political subdivisions [Member] | Netting [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Obligations of foreign governments [Member] | Netting [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Others [Member] | Netting [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Corporate Debt Securities [Member] | Netting [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Perpetual preferred securities [Member] | Netting [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Netting [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Mortgage loans held for sale	0		0
Mortgage servicing rights	0		0
Derivative assets	(280)		(421)
Other assets	0		0
Total	(280)		(421)
Netting [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Netting [Member] | Agency [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Netting [Member] | Non agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Netting [Member] | Non agency Non Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Netting [Member] | Commercial Mortgage Backed Non-Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Netting [Member] | Commercial Mortgage Backed Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Netting [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0		0
Netting [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative liabilities	(1,163)		(995)
Other liabilities	0		0
Total	(1,163)		(995)
U.S. Treasury and agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,537		3,404
Agency [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	37,703		29,595
Non agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,103		1,429
Non agency Non Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	947		968
Commercial Mortgage Backed Non-Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	50		13
Commercial Mortgage Backed Agency Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	197		147
Collateralized Loan Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	224		205
Others [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	720		357
Obligations of state and political subdivisions [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6,417		6,693
Obligations of foreign governments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6		6
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	958		878
Perpetual preferred securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	448		423
Other Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 199		$ 603

[1]	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Fair Values of Assets and Liabilities (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Non agency Prime [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	$ 1,429		$ 183
Net Gains (Losses) Included in Net Income	2		(4)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	82		542
Purchases, Sales, Principal Payments, Issuances and Settlements	(410)		(1,540)
Transfers into Level 3			2,248
End of Period Balance	1,103		1,429
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	76		358
Non agency Non Prime [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	968		1,022
Net Gains (Losses) Included in Net Income	(47)		(141)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	146		151
Purchases, Sales, Principal Payments, Issuances and Settlements	(120)		(197)
Transfers into Level 3			133
End of Period Balance	947		968
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	145		29
Commercial Mortgage Backed Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance			17
Net Gains (Losses) Included in Net Income			(1)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			(1)
Purchases, Sales, Principal Payments, Issuances and Settlements			(3)
Transfers into Level 3			1
End of Period Balance			13
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period			(1)
Commercial Mortgage Backed Non-Agency Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	13
Net Gains (Losses) Included in Net Income	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	3
Purchases, Sales, Principal Payments, Issuances and Settlements	32
End of Period Balance	50
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	3
Collateralized Loan Obligations [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	98		86
Net Gains (Losses) Included in Net Income	7		(3)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			2
Purchases, Sales, Principal Payments, Issuances and Settlements	30		9
Transfers into Level 3			4
End of Period Balance	135		98
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	4		3
Others [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	357		523
Net Gains (Losses) Included in Net Income	2		(180)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	11		101
Purchases, Sales, Principal Payments, Issuances and Settlements	(237)		(90)
Transfers into Level 3			3
End of Period Balance	133		357
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	12		3
Corporate Debt Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	10		13
Net Gains (Losses) Included in Net Income	(1)		(3)
End of Period Balance	9		10
Other Investments [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	231
Net Gains (Losses) Included in Net Income	5		2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	10		(10)
Purchases, Sales, Principal Payments, Issuances and Settlements	(246)		(4)
Transfers into Level 3			243
End of Period Balance	0		231
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period			(10)
Net derivative assets and liabilities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	815		1,698
Net Gains (Losses) Included in Net Income	243	[1]	(755)	[2]
Purchases, Sales, Principal Payments, Issuances and Settlements	(207)		(129)
Transfers into Level 3			1
End of Period Balance	851		815
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(625)	[3]	(1,328)	[4]
Mortgage servicing rights [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	1,749		1,194
Net Gains (Losses) Included in Net Income	(616)	[5]	(394)	[5]
Purchases, Sales, Principal Payments, Issuances and Settlements	704		949
End of Period Balance	1,837		1,749
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(616)	[5]	(394)	[5]
Available for sale Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	3,106		1,844
Net Gains (Losses) Included in Net Income	(30)	[6]	(330)	[7]
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	252		785
Purchases, Sales, Principal Payments, Issuances and Settlements	(951)		(1,825)
Transfers into Level 3			2,632
End of Period Balance	2,377		3,106
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	$ 240		$ 382

[1]	Approximately $(552) million included in other noninterest income and $795 million included in mortgage banking revenue.
[2]	Approximately $(1.4) billion included in other noninterest income and $611 million included in mortgage banking revenue.
[3]	Approximately $176 million included in other noninterest income and $(801) million included in mortgage banking revenue.
[4]	Approximately $(630) million included in other noninterest income and $(698) million included in mortgage banking revenue.
[5]	Included in mortgage banking revenue.
[6]	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.
[7]	Approximately $(361) million included in securities gains (losses) and $31 million included in interest income.

Fair Values of Assets and Liabilities (Details 3) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans held for sale	$ 0	[1]	$ 276	[1]
Loans	405	[2]	240	[2]
Other real estate owned	812	[3]	183	[3]
Other intangible assets	1		3
Other assets	13		0
Level 1 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans held for sale	0	[1]	0	[1]
Loans	0	[2]	0	[2]
Other real estate owned	0	[3]	0	[3]
Other intangible assets	0		0
Other assets	0		0
Level 2 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans held for sale	0	[1]	276	[1]
Loans	404	[2]	235	[2]
Other real estate owned	812	[3]	183	[3]
Other intangible assets	0		0
Other assets	4		0
Level 3 [Member]
Adjusted carrying values for assets measured at fair value on a nonrecurring basis
Loans held for sale	0	[1]	0	[1]
Loans	1	[2]	5	[2]
Other real estate owned	0	[3]	0	[3]
Other intangible assets	1		3
Other assets	$ 9		$ 0

[1]	Represents the carrying value of loans held for sale for which adjustments are based on what secondary markets are currently offering for portfolios with similar characteristics.
[2]	Represents the carrying value of loans for which adjustments are based on the appraised value of the collateral, excluding loans fully charged-off.
[3]	Represents the fair value of foreclosed properties that were measured at fair value based on the appraisal value of the collateral subsequent to their initial acquisition.

Fair Values of Assets and Liabilities (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Losses recognized related to nonrecurring fair value measurements of individual assets or portfolios
Loans held for sale	$ 0		$ 2
Loans	363	[1]	293	[1]
Other real estate owned	302	[2]	178	[2]
Other intangible assets	1		2
Other assets	$ 6		$ 0

[1]	Represents write-downs of loans which are based on the appraised value of the collateral, excluding loans fully charged-off.
[2]	Represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Fair Values of Assets and Liabilities (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Aggregate unpaid principal balance of MLHFS
Total Loans	$ 8,100	$ 4,327
Aggregate Unpaid Principal [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	8,034	4,264
Nonaccrual loans	18	0
Loans 90 days or more past due	6	30
Excess of Carrying Amount Over (Under) Unpaid Principal [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	66	63
Nonaccrual loans	(7)	0
Loans 90 days or more past due	0	(7)
Carrying Amount [Member]
Aggregate unpaid principal balance of MLHFS
Total Loans	8,100	4,327
Nonaccrual loans	11	0
Loans 90 days or more past due	$ 6	$ 23

Fair Values of Assets and Liabilities (Details 6) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Financial Assets
Cash and due from banks	$ 14,487		$ 6,206
Investment securities held-to-maturity	1,469		47
Mortgages held for sale	8,100		4,327
Loans	191,751		189,676
Financial Liabilities
Deposits	204,252		183,242
Short-term borrowings	32,557		31,312		33,983
Long-term debt	31,537		32,580
Carrying Amount [Member]
Financial Assets
Cash and due from banks	14,487		6,206
Investment securities held-to-maturity	1,469		47
Mortgages held for sale	4	[1]	29	[1]
Other loans held for sale	267		416
Loans	191,751		189,676
Financial Liabilities
Deposits	204,252		183,242
Short-term borrowings	32,557		31,312
Long-term debt	31,537		32,580
Fair Value [Member]
Financial Assets
Cash and due from banks	14,487		6,206
Investment securities held-to-maturity	1,419		48
Mortgages held for sale	4	[1]	29	[1]
Other loans held for sale	267		416
Loans	192,058		184,157
Financial Liabilities
Deposits	204,799		183,504
Short-term borrowings	32,839		31,674
Long-term debt	$ 31,981		$ 32,808

[1]	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.

Fair Values of Assets and Liabilities (Details Textuals) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Values of Assets and Liabilities (Textuals) [Abstract]
Mortgage loans held for sale measured at fair value gain losses	$ 125	$ 206
Mortgage loans held for sale	8,100	4,327
Fair value of mortgage loans held for sale exceeded the unpaid principal	66
Carrying value of unfunded commitments and standby letters of credit	353	356
Carrying value of other guarantees	330	285
Net gains and losses on net derivative assets and liabilities included in other non interest income	(552)	(1,400)
Net gains and losses on net derivative assets and liabilities included in mortgage banking revenue	795	611
Net Change on other assets and liabilities in unrealized gains (Losses) included in other non interest income	176	(630)
Net Change on other assets and liabilities in unrealized gains (Losses) included in mortgage banking revenue	(801)	(698)
Net gains and losses on net derivative assets and liabilities included in securities gains (losses)	(91)	(361)
Net gains and losses on net derivative assets and liabilities included in interest income	$ 61	$ 31

Guarantees and Contingent Liabilities (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2010		Jun. 30, 2010	Sep. 30, 2009	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Summary of contract or notional amounts of commitments to extend credit and letters of credit
Contract amount of commitments to extend credit for commercial and commercial real estate, Current	$ 19,991,000,000				$ 19,991,000,000
Contract amount of commitments to extend credit for commercial and commercial real estate, Non-current	48,156,000,000				48,156,000,000
Contract amount of commitments to extend credit for commercial and commercial real estate, Total	68,147,000,000				68,147,000,000
Contract amount of commitments to extend credit for corporate and purchasing card, Current	15,571,000,000	[1]			15,571,000,000	[1]
Contract amount of commitments to extend credit for corporate and purchasing card, Non-current	0	[1]			0	[1]
Contract amount of commitments to extend credit for corporate and purchasing card, Total	15,571,000,000	[1]			15,571,000,000	[1]
Contract amount of commitments to extend credit for retail credit cards, Current.	58,901,000,000	[1]			58,901,000,000	[1]
Contract amount of commitments to extend credit for retail credit cards, Non-current	0	[1]			0	[1]
Contract amount of commitments to extend credit for retail credit cards, Total	58,901,000,000	[1]			58,901,000,000	[1]
Contract amount of commitments to extend credit for other retail, Current	9,452,000,000				9,452,000,000
Contract amount of commitments to extend credit for other retail, Non-current	16,171,000,000				16,171,000,000
Contract amount of commitments to extend credit for other retail, Total	25,623,000,000				25,623,000,000
Contract amount of commitments to extend credit for covered, current	99,000,000				99,000,000
Contract amount of commitments to extend credit for covered, Non-current	1,264,000,000				1,264,000,000
Contract amount of commitments to extend credit for covered, Total	1,363,000,000				1,363,000,000
Contract amount of commitments for standby letters of credit, Current	9,361,000,000				9,361,000,000
Contract amount of commitments for standby letters of credit, Non-current	10,037,000,000				10,037,000,000
Contract amount of commitments for standby letters of credit, Total	19,398,000,000				19,398,000,000
Contract amount of commitments for commercial letters of credit, Current	366,000,000				366,000,000
Contract amount of commitments for commercial letters of credit, Non-current	100,000,000				100,000,000
Contract amount of commitments for commercial letters of credit, Total	466,000,000				466,000,000
Summery of Lease Commitments
Operating Leases, 2011	199,000,000				199,000,000
Capital Leases, 2011	8,000,000				8,000,000
Operating Leases, 2012	187,000,000				187,000,000
Capital Leases, 2012	7,000,000				7,000,000
Operating Leases, 2013	180,000,000				180,000,000
Capital Leases, 2013	7,000,000				7,000,000
Operating Leases, 2014	151,000,000				151,000,000
Capital Leases, 2014	5,000,000				5,000,000
Operating Leases, 2015	115,000,000				115,000,000
Capital Leases, 2015	4,000,000				4,000,000
Operating Leases, Thereafter	455,000,000				455,000,000
Capital Leases, Thereafter	16,000,000				16,000,000
Total minimum operating lease payments	1,287,000,000				1,287,000,000
Total minimum capital lease payments	47,000,000				47,000,000
Less amount representing interest	15,000,000				15,000,000
Present value of net minimun lease payments	32,000,000				32,000,000
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Approx Weighted-average term of Potential Future, Approximate Payments Guaranteed under standby letter of credit arrangements					18 months
Estimated fair value of standby letters of credit	105,000,000				105,000,000
Total rental expense for operating leases					277,000,000		253,000,000	234,000,000
Liability primarily related to airline processing arrangements	57,000,000				57,000,000
Value of airline tickets purchased to deliver at a future date	4,100,000,000				4,100,000,000
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions, and liens on various assets	377,000,000				377,000,000
Company held collateral in merchant escrow deposits	31,000,000				31,000,000
Recorded liability for potential losses with unresolved chargeback	15,000,000				15,000,000
Gain related to effective repurchase of a portion of Class B Visa shares	44,000,000		28,000,000	39,000,000
Liability related to the remaining Visa Litigation, carrying amount	48,000,000				48,000,000
Amount reserved for potential losses from representations and warranty obligations	180,000,000				180,000,000
Other guarantees agreements [Member]
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Maximum potential payments	8,100,000,000				8,100,000,000
Minimum revenue guarantees agreements [Member]
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Maximum potential payments	13,000,000				13,000,000
Contingent Consideration Arrangements [Member]
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Maximum potential payments	5,000,000				5,000,000
Merchant processing [Member]
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Maximum potential payments	69,700,000,000				69,700,000,000
Assets sales arrangements [Member]
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Maximum potential payments	1,600,000,000				1,600,000,000
Commitments from Securities Lending arrangements [Member]
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Maximum potential payments	7,800,000,000				7,800,000,000
Assets held as collateral for commitments from securities lending arrangements	8,100,000,000				8,100,000,000
Third party borrowing arrangements [Member]
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Maximum potential payments	131,000,000				131,000,000
Standby letters of credit [Member]
Guarantees and Contingent Liabilities (Textuals) [Abstract]
Maximum potential payments	$ 19,400,000,000				$ 19,400,000,000

[1]	Primarily cancelable at the Company's discretion.

U.S. Bancorp (Parent Company) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Assets
Available-for-sale securities	$ 51,509	[1]	$ 44,721	[1]
Other assets	25,545		21,074
Total assets	307,786		281,176
Liabilities and Shareholders' Equity
Short-term funds borrowed	32,557		31,312		33,983
Long-term debt	31,537		32,580
Other liabilities	9,118		7,381
Shareholders' equity	29,519		25,963
Total liabilities and equity	307,786		281,176
Parent Company [Member]
Assets
Due from banks, principally interest-bearing	6,722		10,568
Available-for-sale securities	1,454		1,554
Investments in bank subsidiaries	29,452		24,798
Investments in nonbank subsidiaries	1,239		854
Advances to bank subsidiaries	1,500		1,500
Advances to nonbank subsidiaries	1,171		918
Other assets	1,429		1,511
Total assets	42,967		41,703
Liabilities and Shareholders' Equity
Short-term funds borrowed	60		842
Long-term debt	13,037		14,538
Other liabilities	351		360
Shareholders' equity	29,519		25,963
Total liabilities and equity	$ 42,967		$ 41,703

[1]	Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders equity.

U.S. Bancorp (Parent Company) (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Expense
Interest on short-term funds borrowed	$ 548	$ 539	$ 1,066
Interest on long-term debt	1,103	1,279	1,739
Applicable income taxes	935	395	1,087
Net income attributable to U.S. Bancorp	3,317	2,205	2,946
Parent Company [Member]
Income
Dividends from bank subsidiaries		625	1,935
Dividends from nonbank subsidiaries	3	94	6
Interest from subsidiaries	109	82	125
Other income	105	(299)	(674)
Total income	217	502	1,392
Expense
Interest on short-term funds borrowed	1	3	24
Interest on long-term debt	366	332	409
Other expense	80	44	45
Total expense	447	379	478
Income before income taxes and equity in undistributed income of subsidiaries	(230)	123	914
Applicable income taxes	(70)	(197)	(348)
Income of parent company	(160)	320	1,262
Equity in undistributed income of subsidiaries	3,477	1,885	1,684
Net income attributable to U.S. Bancorp	$ 3,317	$ 2,205	$ 2,946

U.S. Bancorp (Parent Company) (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities
Net income attributable to U.S. Bancorp	$ 3,317	$ 2,205	$ 2,946
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	1,495	2,152	664
Net cash provided by (used in) operating activities	5,241	7,600	5,307
Investing Activities
Other, net	(936)	(74)	(1,353)
Net cash used in investing activities	(16,372)	(719)	(16,319)
Financing Activities
Net increase (decrease) in short-term borrowings	592	(4,448)	(891)
Proceeds from issuance of long-term debt	7,044	6,040	8,534
Principal payments or redemption of long-term debt	(8,394)	(11,740)	(16,546)
Fees paid on exchange of income trust securities for perpetual preferred stock	(4)
Proceeds from issuance of preferred stock			7,090
Proceeds from issuance of common stock	119	2,703	688
Redemption of preferred stock		(6,599)
Repurchase of common stock warrant		(139)
Cash dividends paid on preferred stock	(89)	(275)	(68)
Cash dividends paid on common stock	(383)	(1,025)	(2,959)
Net cash provided by (used in) financing activities	19,412	(7,534)	8,987
Change in cash and due from banks	8,281	(653)	(2,025)
Cash and due from banks at beginning of year	6,206	6,859	8,884
Cash and due from banks at end of year	14,487	6,206	6,859
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	3,317	2,205	2,946
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,477)	(1,885)	(1,684)
Other, net	130	703	466
Net cash provided by (used in) operating activities	(30)	1,023	1,728
Investing Activities
Proceeds from sales and maturities of investment securities	298	395	1,408
Purchases of investment securities	(63)	(52)	(684)
Investments in subsidiaries	(1,750)	(186)	(540)
Equity distributions from subsidiaries	58	58	61
Net increase in short-term advances to subsidiaries	(253)	(173)	(19)
Long-term advances to subsidiaries	(300)	(800)	(600)
Principal collected on long-term advances to subsidiaries	300
Other, net	33	(29)	(22)
Net cash used in investing activities	(1,677)	(787)	(396)
Financing Activities
Net increase (decrease) in short-term borrowings	(782)	(392)	86
Proceeds from issuance of long-term debt	4,250	5,031	3,784
Principal payments or redemption of long-term debt	(5,250)	(1,054)	(3,819)
Fees paid on exchange of income trust securities for perpetual preferred stock	(4)
Proceeds from issuance of preferred stock			7,090
Proceeds from issuance of common stock	119	2,703	688
Redemption of preferred stock		(6,599)
Repurchase of common stock warrant		(139)
Cash dividends paid on preferred stock	(89)	(275)	(68)
Cash dividends paid on common stock	(383)	(1,025)	(2,959)
Net cash provided by (used in) financing activities	(2,139)	(1,750)	4,802
Change in cash and due from banks	(3,846)	(1,514)	6,134
Cash and due from banks at beginning of year	10,568	12,082	5,948
Cash and due from banks at end of year	$ 6,722	$ 10,568	$ 12,082

U.S. Bancorp (Parent Company) (Details Textuals) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Parent Company Information (Textuals) [Abstract]
Loan Limits to the company or Individual affiliate	10.00%
Maximum limit of loans to the Company and all affiliates	20.00%
Dividends available to the parent company	$ 5.8